As filed on November 21, 2001                        1933 Act File No. 002-26125
                                                      1940 Act File no. 811-1474

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                  X
                                                                        ---
         Pre-Effective Amendment No.
                                     --------                           ---
         Post-Effective Amendment No.  64                                X
                                     --------                           ---
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940          X
                                                                        ---
         Amendment No.    38                                             X
                      ----------                                        ---

                            INVESCO STOCK FUNDS, INC.
               (Exact Name of Registrant as Specified in Charter)
                4350 South Monaco Street, Denver, Colorado 80237
                    (Address of Principal Executive Offices)
                  P.O. Box 173706, Denver, Colorado 80217-3706
                                (Mailing Address)
       Registrant's Telephone Number, including Area Code: (720) 624-6300
                               Glen A. Payne, Esq.
                            4350 South Monaco Street
                             Denver, Colorado 80237
                     (Name and Address of Agent for Service)
                                  ------------

                                   Copies to:
  Clifford J. Alexander, Esq.                        Ronald M. Feiman, Esq.
  Kirkpatrick & Lockhart LLP                           Mayer, Brown & Platt
1800 Massachusetts Avenue, N.W.                          1675 Broadway
          Second Floor                             New York, New York 10019-5820
 Washington, D.C. 20036-1800
                                  ------------
Approximate Date of Proposed Public Offering: As soon as practicable after this post-effective amendment becomes effective.

It is proposed that this filing will become effective (check appropriate box)
       immediately upon filing pursuant to paragraph (b)
---
 X     on November 30, 2001, pursuant to paragraph (b)
---
       60 days after filing pursuant to paragraph (a)(1)
---
       on _____________, pursuant to paragraph (a)(1)
---
       75 days after filing pursuant to paragraph (a)(2)
---
       on _____________, pursuant to paragraph (a)(2) of rule 485
---

If appropriate, check the following box:
 X     this post-effective amendment designates a new effective date for a
---    previously filed post-effective amendment.

PROSPECTUS | NOVEMBER 30, 2001
--------------------------------------------------------------------------------
YOU SHOULD KNOW WHAT INVESCO KNOWS(R)
--------------------------------------------------------------------------------
INVESCO STOCK  FUNDS, INC.
INVESCO DYNAMICS FUND - INVESTOR CLASS
INVESCO ENDEAVOR FUND - INVESTOR CLASS
INVESCO GROWTH FUND - INVESTOR CLASS (FORMERLY, INVESCO BLUE CHIP GROWTH FUND) INVESCO GROWTH & INCOME FUND - INVESTOR CLASS
INVESCO SMALL COMPANY GROWTH FUND - INVESTOR CLASS
INVESCO S&P 500 INDEX FUND - INVESTOR CLASS
INVESCO VALUE EQUITY FUND - INVESTOR CLASS

SEVEN NO-LOAD CLASSES OF SHARES OF MUTUAL FUNDS DESIGNED FOR INVESTORS SEEKING LONG-TERM CAPITAL GROWTH OR TOTAL RETURN.

TABLE OF CONTENTS

Investment Goals, Strategies And Risks...................3
Fund Performance.........................................6
Fees And Expenses........................................9
Investment Risks........................................11
Principal Risks Associated With The Funds...............11
Temporary Defensive Positions...........................13
Portfolio Turnover......................................13
Fund Management.........................................14
Portfolio Managers......................................14
Potential Rewards.......................................15
Share Price.............................................16
How To Buy Shares.......................................17
Your Account Services...................................21
How To Sell Shares......................................22
Taxes...................................................24
Dividends And Capital Gain Distributions................24
Financial Highlights....................................26

                        [INVESCO ICON] INVESCO(R)

The Securities and Exchange Commission has not approved or disapproved the shares of these Funds. Likewise, the Commission has not determined if this Prospectus is truthful or complete. Anyone who tells you otherwise is committing a federal crime.

INVESCO Funds Group, Inc. ("INVESCO") is the investment adviser for the Funds. Together with our affiliated companies, we at INVESCO direct all aspects of the management of the Funds.

This Prospectus contains important information about the Funds' Investor Class shares. Each Fund also offers one or more additional classes of shares through separate prospectuses. Each of the Fund's classes has varying expenses, with resulting effects on their performance. You can choose the class of shares that is best for you, based on how much you plan to invest and other relevant factors discussed in "How To Buy Shares." To obtain additional information about other classes of shares, contact INVESCO Distributors, Inc. ("IDI") at 1-800-328-2234.

THIS PROSPECTUS WILL TELL YOU MORE ABOUT:

[KEY ICON] INVESTMENT GOALS & STRATEGIES
[ARROWS ICON] POTENTIAL INVESTMENT RISKS
[GRAPH ICON] PAST PERFORMANCE
[INVESCO ICON] WORKING WITH INVESCO
--------------------------------------------------------------------------------
[KEY ICON][ARROWS ICON] INVESTMENT GOALS, STRATEGIES AND RISKS

FOR MORE DETAILS ABOUT EACH FUND'S CURRENT INVESTMENTS AND MARKET OUTLOOK, PLEASE SEE THE MOST RECENT ANNUAL OR SEMIANNUAL REPORT.

FACTORS COMMON TO ALL THE FUNDS
The Funds seek to make your investment grow; Growth Fund also seeks current income. In addition, Growth & Income and Value Equity Funds seek total return. The Funds (except for S&P 500 Index Fund) are actively managed. The Funds invest primarily in equity securities that INVESCO believes will rise in price faster than other securities, as well as in options and other investments whose values are based upon the values of equity securities.

All of the Funds (except S&P 500 Index and Value Equity Funds) are managed in the growth style. At INVESCO, growth investing starts with research from the "bottom up," and focuses on company fundamentals and growth prospects.

We seek securities for the Funds (except S&P 500 Index and Value Equity Funds) that meet the following standards:
o EXCEPTIONAL GROWTH: The markets and industries they represent are growing significantly faster than the economy as a whole.
o LEADERSHIP: They are leaders -- or emerging leaders -- in these markets, securing their position through technology, marketing, distribution or some other innovative means.
o FINANCIAL VALIDATION: Their returns -- in the form of sales unit growth, rising operating margins, internal funding and other factors -- demonstrate exceptional growth and leadership.

Growth investing may be more volatile than other investment styles because growth stocks are more sensitive to investor perceptions of an issuing company's growth potential. Growth-oriented funds typically will underperform value-oriented funds when investor sentiment favors the value investing style.

S&P 500 Index Fund is passively managed to track the composition and performance of the S&P 500 Stock Index.

Value Equity Fund is managed in the value style. That means we seek securities, particularly stocks, that are currently undervalued by the market -- companies that are performing well, or have solid management and products, but whose stock prices do not reflect that value. Through our value process, we seek to provide reasonably consistent returns over a variety of market cycles.

At any given time, the Funds may be subject to sector risk. Companies that have similar lines of business (for example, financial services, health or technology) are grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. The Funds are not limited with respect to sectors in which they can invest. If the portfolio managers allocate more of their respective Fund's portfolio holdings to a particular economic sector, the Fund's overall performance will be more susceptible to the economic, business or other developments which generally affect that sector. A Fund can still be diversified, even if it is heavily weighted in one or more sectors.

In addition to sector risk and the risks outlined in the following sections for each Fund, the Funds are subject to other principal risks such as market, liquidity, counterparty, foreign securities, lack of timely information and portfolio turnover risks. These risks are described and discussed later in the Prospectus under the headings "Investment Risks" and "Principal Risks Associated With The Funds." An investment in a Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. As with any mutual fund, there is always a risk that you may lose money on your investment in a Fund.

[KEY ICON]  INVESCO DYNAMICS FUND - INVESTOR CLASS

The Fund seeks to make your investment grow. It invests primarily in common stocks of mid-sized companies. We define mid-sized companies as companies that are included in the Russell Mid-Cap Growth Index at the time of purchase, or if not included in that Index, have market capitalizations of between $2.5 billion and $15 billion at the time of purchase. The scope of the Index varies with market performance of the companies in the Index. At October 31, 2001, the smallest company in the Index had a market capitalization of $237.4 million and the largest had a market capitalization of $13.3 billion. The Fund also has the flexibility to invest in other types of securities including preferred stocks, convertible securities and bonds.

The core of the Fund's portfolio is invested in securities of established companies that are leaders in attractive growth markets with a history of strong returns. The remainder of the portfolio is invested in securities of companies that show accelerating growth, driven by product cycles, favorable industry or sector conditions and other factors that INVESCO believes will lead to rapid sales or earnings growth.

The Fund's strategy relies on many short-term factors including current information about a company, investor interest, price movements of a company's securities and general market and monetary conditions. Consequently, the Fund's investments may be bought and sold relatively frequently.

While the Fund generally invests in mid-sized companies, the Fund sometimes invests in the securities of smaller companies. The prices of these securities tend to move up and down more rapidly than the securities prices of larger, more established companies, and the price of Fund shares tends to fluctuate more than it would if the Fund invested in the securities of larger companies.

[KEY ICON] INVESCO ENDEAVOR FUND - INVESTOR CLASS

The Fund seeks to make your investment grow. It uses an aggressive strategy and invests primarily in common stocks. The Fund invests in companies of all sizes and also has the flexibility to invest in other types of securities, including preferred stocks, convertible securities, warrants, bonds and other debt securities.

The Fund's strategy relies on many short-term factors including current information about a company, investor interest, price movements of a company's securities and general market and monetary conditions. Consequently, the Fund's investments may be bought and sold relatively frequently.

The Fund's investments are not limited to companies of a particular size. It invests in the securities of smaller companies, including companies just entering the securities marketplace with initial public offerings. The prices of these securities tend to move up and down more rapidly than the securities prices of larger, more established companies. When the Fund concentrates its investments in the securities of smaller companies, the price of Fund shares tends to fluctuate more than it would if the Fund invested in the securities of larger companies.

[KEY ICON] INVESCO GROWTH FUND - INVESTOR CLASS

The Fund seeks to make your investment grow. It also seeks current income. The Fund invests primarily in common stocks of large companies. We define large companies as companies that are included in the Russell 1000 Growth Index at the time of purchase, or if not included in that Index, have market capitalizations of at least $5 billion at the time of purchase. At October 31, 2001, there were approximately 545 companies represented in the Index. The scope of the Index varies with market performance of the companies in the Index. At October 31, 2001, the smallest company in the Index had a market capitalization of $237.4 million and the largest company had a market capitalization of $316.7 billion. In addition, INVESCO tries to identify companies that have - or are expected to have - growing earnings, revenues and strong cash flows. INVESCO also examines a variety of industries and businesses, and seeks to purchase the securities of companies that we believe are best situated to grow in their industry categories. We also consider the dividend payment records or potential future capacity to pay dividends of the companies whose securities the Fund buys. The Fund may invest in preferred stocks (which generally pay higher dividends than common stocks) and debt instruments that are convertible into common stocks, as well as in securities of foreign companies. In recent years, the core of the Fund's investments has been concentrated in the securities of three or four dozen companies.

Although the Fund is subject to a number of risks that could affect its performance, its principal risk is market risk - that is, that the prices of the securities in its portfolio will rise and fall due to price movements in the securities markets, and that the securities held in the Fund's portfolio may decline in value more than the overall securities markets.

[KEY ICON] INVESCO GROWTH & INCOME FUND - INVESTOR CLASS

The Fund seeks to obtain a high rate of total return. Income on investments (dividends and interest), plus increases in the value of investments, make up total return. The Fund invests most of its assets in common stocks, preferred stocks and securities convertible into common stocks. The Fund's core investments are in well-established, large growth companies and/or dividend paying companies. We define large companies as companies that are included in the Russell 1000 Growth Index at the time of purchase, or if not included in that Index, have market capitalizations of at least $5 billion at the time of purchase. At October 31, 2001, there were approximately 545 companies represented in the Index. The scope of the Index varies with market performance of the companies in the Index. At October 31, 2001, the smallest company in the Index had a market capitalization of $237.4 million and the largest company had a market capitalization of $316.7 billion. The Fund may also invest in securities which do not pay dividends but that INVESCO believes have the potential to increase in value, regardless of the potential for dividends.

The Fund's strategy relies on many short-term factors including current information about a company, investor interest, price movements of a company's securities and general market and monetary conditions. Consequently, the Fund's investments are usually bought and sold relatively frequently.

The Fund's portfolio is presently concentrated in the stocks of approximately 60 companies. Although INVESCO believes that this level of diversification is appropriate, the Fund is not as diversified as some other mutual funds.

[KEY ICON] INVESCO SMALL COMPANY GROWTH FUND - INVESTOR CLASS

The Fund seeks to make your investment grow. Most holdings are in small-capitalization companies. We define small capitalization companies as companies that are included in the Russell 2000 Growth Index at the time of purchase, or if not included in that Index, have market capitalizations of $2.5 billion or below at the time of purchase. The scope of the Index varies with market performance of the companies in the Index. At October 31, 2001, the smallest company in the Index had a market capitalization of $5 million and the largest company had a market capitalization of 2.6 billion. We are primarily looking for companies in the developing stages of their life cycles, which are currently priced below our estimation of their potential, have earnings which may be expected to grow faster than the U.S. economy in general, and/or offer the potential for accelerated earnings growth due to rapid growth of sales, new products, management changes, and/or structural changes in the economy.

Investments in small, developing companies carry greater risk than investments in larger, more established companies. Developing companies generally face intense competition, and have a higher rate of failure than larger companies.

[KEY ICON] INVESCO S&P 500 INDEX FUND - INVESTOR CLASS

The Fund seeks price performance and income comparable to the Standard & Poor's 500 Composite Stock Price Index ("S&P 500" or "Index"). The Fund invests in the stocks that make up the Index, in approximately the same proportions.

The Fund is not sponsored, endorsed, sold or promoted by S&P. S&P makes no representation or warranty, express or implied, to the shareholders or the general public regarding the advisability of investing in the Fund or the ability of the S&P 500 to track general stock performance. S&P has no direct relationship with the Fund other than the licensing of certain trademarks and trade names of S&P and the S&P 500 Index which is composed by S&P without regard to the Fund.

The Fund is not actively managed; instead, the Fund seeks to track the performance of the S&P 500. Therefore, when the S&P 500 drops, the value of shares of the Fund drops accordingly. The Fund makes no effort to hedge against price movements in the S&P 500. Due to purchases and sales of portfolio securities to meet investor purchases and redemptions, the Fund will not have a 100% correlation to the performance of the Index. However, under normal circumstances, the Fund expects to have at least a 95% correlation to the performance of the S&P 500.

[KEY ICON] INVESCO VALUE EQUITY FUND - INVESTOR CLASS

The Fund seeks high total return from capital appreciation and current income. The portfolio emphasizes high-quality, larger-capitalization companies which are temporarily out of favor with investors. Our value-based process evaluates numerous factors on a current and historical basis, seeking undiscovered values in the market. The philosophy of value investing is based upon the belief that certain securities are undervalued by the market. As such, when the market "discovers" these securities, their value should increase.

Although the Fund is subject to a number of risks, its principal risk is market risk - that is, that the price of the securities in its portfolio will rise and fall due to price movements in the securities markets and that the securities held in the Fund's portfolio may decline in value more than the overall securities markets. Undervalued stocks may not realize their perceived value for extended periods of time. Value-oriented funds may underperform when another investing style is in favor.

[GRAPH ICON] FUND PERFORMANCE

The bar charts below show the Funds' Investor Class shares' actual yearly performance (commonly known as their "total return") for the years ended
December 31 over the past decade or since inception. The table below shows average annual total returns for various periods ended December 31, 2000 for each Fund 's Investor Class shares compared to the S&P MidCap 400 Index, S&P 500

Index, Russell 1000 Index or Russell 2000 Index. The information in the charts and table illustrates the variability of each Fund's Investor Class shares' total return and how its performance compared to a broad measure of market performance. Remember, past performance does not indicate how a Fund will perform in the future.

--------------------------------------------------------------------------------
                         DYNAMICS FUND - INVESTOR CLASS
                      ACTUAL ANNUAL TOTAL RETURN(1),(2)
--------------------------------------------------------------------------------
                               [GRAPHIC OMITTED]
'91     '92     '93     '94     '95     '96     '97     '98     '99     '00
67.00%  13.15%  19.10%  (1.95%) 37.55%  15.65%  24.09%  23.25%  71.80%  (7.76%)
--------------------------------------------------------------------------------
Best Calendar Qtr.      12/99   38.83%
Worst Calendar Qtr.     12/00   (25.23%)

--------------------------------------------------------------------------------
                     INVESCO ENDEAVOR FUND - INVESTOR CLASS
                     ACTUAL ANNUAL TOTAL RETURN(1),(2),(3)
--------------------------------------------------------------------------------
                               [GRAPHIC OMITTED]
                            1999                  2000
                            84.21%                (27.05%)
--------------------------------------------------------------------------------
Best Calendar Qtr.      12/99   39.80%
Worst Calendar Qtr.     12/00   (36.55%)

--------------------------------------------------------------------------------
                          GROWTH FUND - INVESTOR CLASS
                      ACTUAL ANNUAL TOTAL RETURN(1),(2)
--------------------------------------------------------------------------------
                               [GRAPHIC OMITTED]
'91     '92     '93     '94     '95     '96     '97     '98     '99     '00
42.05%  2.88%    18.01% (8.80%) 29.54%  20.96%  27.22%  41.72%  38.49%  (23.92%)
--------------------------------------------------------------------------------
Best Calendar Qtr.      12/99   31.17%
Worst Calendar Qtr.     12/00   (33.80%)

--------------------------------------------------------------------------------
                      GROWTH & INCOME FUND - INVESTOR CLASS
                     ACTUAL ANNUAL TOTAL RETURN(1),(2),(4)
--------------------------------------------------------------------------------
                               [GRAPHIC OMITTED]
                            1999                  2000
                            43.48%                (7.91%)
--------------------------------------------------------------------------------
Best Calendar Qtr.      12/99   26.14%
Worst Calendar Qtr.     12/00   (18.08%)

--------------------------------------------------------------------------------
                   SMALL COMPANY GROWTH FUND - INVESTOR CLASS
                    ACTUAL ANNUAL TOTAL RETURN(1),(2),(5)
--------------------------------------------------------------------------------
                               [GRAPHIC OMITTED]
     '92     '93     '94     '95     '96     '97     '98     '99     '00
     25.72%  23.38%  (3.74%) 30.02%  11.62%  18.31%  14.90%  81.64%  (12.19%)
--------------------------------------------------------------------------------
Best Calendar Qtr.      12/99   46.68%
Worst Calendar Qtr.     12/00   (18.74%)

--------------------------------------------------------------------------------
                      S&P 500 INDEX FUND - INVESTOR CLASS
                     ACTUAL ANNUAL TOTAL RETURN(1),(2),(6)
--------------------------------------------------------------------------------
                               [GRAPHIC OMITTED]
                             '98     '99     '00
                             31.14%  20.20%  (9.97%)
--------------------------------------------------------------------------------
Best Calendar Qtr.      12/98   21.22%
Worst Calendar Qtr.      9/98   (9.27%)

--------------------------------------------------------------------------------
                        VALUE EQUITY FUND - INVESTOR CLASS
                      ACTUAL ANNUAL TOTAL RETURN(1),(2)
--------------------------------------------------------------------------------
                               [GRAPHIC OMITTED]
'91     '92     '93     '94     '95     '96     '97     '98     '99     '00
35.84%  4.98%   10.43%  4.04%   30.60%  18.48%  28.00%  15.05%  1.12%   (5.43%)
--------------------------------------------------------------------------------
Best Calendar Qtr.      3/91   18.10%
Worst Calendar Qtr.     9/98   (11.71%)

---------------------------------------------------------------------------------------------------------
                                                               AVERAGE ANNUAL TOTAL RETURN
                                                                      AS OF 12/31/00
---------------------------------------------------------------------------------------------------------
                                                            1 YEAR          5 YEARS            10 YEARS
                                                                                               OR SINCE
                                                                                              INCEPTION
Dynamics Fund - Investor Class(1),(2)                        (7.76%)         22.89%             23.87%
S&P MidCap 400 Index(7)                                      17.50%          20.41%             19.86%

INVESCO Endeavor Fund - Investor Class(1),(2)               (27.05%)           N/A              33.00%(3)
S&P 500 Index(7)                                             (9.10%)         18.33%             10.19%(3)

Growth Fund - Investor Class(1),(2)                         (23.92%)         18.10%             16.69%
Russell 1000 Index(7)                                        (7.79%)         18.17%             17.67%
S&P 500 Index(7)                                             (9.10%)         18.33%             17.44%

Growth & Income Fund - Investor Class(1),(2)                 (7.91%)           N/A              28.72%(4)
S&P 500 Index(7)                                             (9.10%)         18.33%              7.63%(4)

Small Company Growth Fund - Investor Class(1),(2)           (12.19%)         19.34%             19.26%(5)
Russell 2000 Index(7)                                        (3.02%)         10.31%             12.56%(5)

S&P 500 Index Fund - Investor Class(1),(2)                   (9.97%)           N/A              13.48%(6)
S&P 500 Index(7)                                             (9.10%)         18.33%             12.26%(6)

Value Equity Fund - Investor Class (1),(2)                   (5.43%)         10.78%             13.57%
S&P 500 Index Fund(7)                                        (9.10%)         18.33%             17.44%

(1)  Total  return  figures  include  reinvested   dividends  and  capital  gain
distributions and the effect of each Fund's expenses.

(2) The returns for Investor Class shares of Dynamics, INVESCO Endeavor, Growth, Growth & Income, Small Company Growth, S&P 500 Index and Value Equity Funds year-to-date as of the calendar quarter ended September 30, 2001 were (48.63%), (57.32%), (62.14%), (53.13%), (36.55%), (20.71%), and (13.26%), respectively.
(3) The Fund commenced investment operations on October 28, 1998. Index comparison begins on October 31, 1998.
(4) The Fund commenced investment operations on July 1, 1998. Index comparison begins on June 30, 1998.
(5) The Fund commenced investment operations on December 27, 1991. Index comparison begins on December 31, 1991.
(6) The Fund commenced investment operations on December 23, 1997. Index comparison begins on December 31, 1997.

(7) The  S&P  MidCap  400  is  an   unmanaged   index   indicative  of  domestic
mid-capitalization stock prices. The S&P 500 Index is an unmanaged index considered representative of the performance of the broad U.S. stock market. The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index. The Russell 2000 Index is an unmanaged index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index is an unmanaged index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. Please keep in mind that the indexes do not pay brokerage, management, administrative or distribution expenses, all of which are paid by the Funds and are reflected in their annual returns.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Investor Class shares of the Funds.

SHAREHOLDER FEES PAID DIRECTLY FROM YOUR ACCOUNT

S&P 500 INDEX FUND - INVESTOR CLASS

Redemption Fee (as a percentage of amount redeemed)        1.00%(1)
Exchange Fee                                               1.00%(1)

ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS

DYNAMICS FUND - INVESTOR CLASS
Management Fees                                               0.44%
Distribution and Service (12b-1) Fees(2)                      0.25%
Other Expenses(3)                                             0.31%
                                                             ------
Total Annual Fund Operating Expenses(3)                       1.00%
                                                             ======

INVESCO ENDEAVOR FUND - INVESTOR CLASS
Management Fees                                               0.75%
Distribution and Service (12b-1) Fees(2)                      0.25%
Other Expenses(3),(4)                                         0.73%
                                                             ------
Total Annual Fund Operating Expenses(3),(4)                   1.73%
                                                             ======

GROWTH FUND - INVESTOR CLASS
Management Fees                                               0.53%
Distribution and Service (12b-1) Fees(2)                      0.25%
Other Expenses(3)                                             0.38%
                                                             ------
Total Annual Fund Operating Expenses(3)                       1.16%
                                                             ======

GROWTH & INCOME FUND - INVESTOR CLASS
Management Fees                                               0.75%
Distribution and Service (12b-1) Fees(2)                      0.25%
Other Expenses(3),(4)                                         0.69%
                                                             ------
Total Annual Fund Operating Expenses(3),(4)                   1.69%
                                                             ======

SMALL COMPANY GROWTH FUND - INVESTOR CLASS
Management Fees                                               0.62%
Distribution and Service (12b-1) Fees(2)                      0.25%
Other Expenses(3)                                             0.42%
                                                             ------
Total Annual Fund Operating Expenses(3)                       1.29%
                                                             ======

S&P 500 INDEX FUND - INVESTOR CLASS
Management Fees                                               0.25%
Distribution and Service (12b-1) Fees(2)                      0.25%
Other Expenses(3),(4)                                         0.49%
                                                             ------
Total Annual Fund Operating Expenses(3),(4)                   0.99%
                                                             ======

VALUE EQUITY FUND - INVESTOR CLASS
Management Fees                                               0.75%
Distribution and Service (12b-1) Fees(2)                      0.25%
Other Expenses(3),(4)                                         0.53%
                                                             ------
Total Annual Fund Operating Expenses(3),(4)                   1.53%
                                                             ======

(1) A 1% fee is charged on redemptions or exchanges of shares held three months or less, other than shares acquired through reinvestment of dividends and other distributions.

(2) Because the Funds' Investor Class shares pay 12b-1 distribution and service fees which are based upon each Fund's assets, if you own shares of a Fund for a long period of time, you may pay more than the economic equivalent of the maximum front-end sales charge permitted for mutual funds by the National Association of Securities Dealers, Inc.

(3) Each Fund's actual Other Expenses and Total Annual Fund Operating Expenses were lower than the figures shown because their custodian fees were reduced under expense offset arrangements.

(4) Certain expenses of INVESCO Endeavor Fund - Investor Class, Growth & Income Fund - Investor Class, S&P 500 Index Fund - Investor Class and Value Equity Fund - Investor Class were absorbed voluntarily by INVESCO pursuant to commitments between those Funds and INVESCO. These commitments may be changed at any time following consultation with the board of directors. After absorption, but excluding any expense offset arrangements, INVESCO Endeavor Fund - Investor Class Other Expenses and Total Annual Fund Operating Expenses were 0.51% and 1.51%, respectively, of the Fund's average net assets attributable to Investor Class shares, Growth & Income Fund - Investor Class Other Expenses and Total Annual Fund Operating Expenses were 0.51% and 1.51%, respectively, of the Fund's average net assets attributable to Investor Class shares, S&P 500 Index Fund -Investor Class Other Expenses and Total Annual Fund Operating Expenses were 0.13% and 0.63%, respectively, of the Fund's average net assets attributable to Investor Class shares; and Value Equity Fund - Investor Class Other Expenses and Total Annual Fund Operating Expenses were 0.31% and 1.31%, respectively, of the Fund's average net assets attributable to Investor Class shares.

EXAMPLE

The Example is intended to help you compare the cost of investing in the Investor Class shares of the Funds to the cost of investing in other mutual funds.

The Example assumes that you invested $10,000 in the Investor Class shares of a Fund for the time periods indicated and redeem all of your shares at the end of each period. The Example also assumes that your investment had a hypothetical 5% return each year and that a Fund's Investor Class shares' operating expenses remain the same. Although the actual costs and performance of a Fund's Investor Class shares may be higher or lower, based on these assumptions your costs would be:

                                                1 YEAR  3 YEARS 5 YEARS 10 YEARS

Dynamics Fund - Investor Class                  $102    $318    $552    $1,225
INVESCO Endeavor Fund - Investor Class          $176    $545    $939    $2,041
Growth Fund - Investor Class                    $118    $368    $638    $1,409
Growth & Income Fund - Investor Class           $172    $533    $918    $1,998
Small Company Growth Fund - Investor Class      $131    $409    $708    $1,556
S&P 500 Index Fund - Investor Class             $101    $315    $547    $1,213
Value Equity Fund - Investor Class              $156    $483    $834    $1,824


[ARROWS ICON] INVESTMENT RISKS

BEFORE INVESTING IN A FUND, YOU SHOULD DETERMINE THE LEVEL OF RISK WITH WHICH YOU ARE COMFORTABLE. TAKE INTO ACCOUNT FACTORS LIKE YOUR AGE, CAREER, INCOME LEVEL, AND TIME HORIZON.

You should determine the level of risk with which you are comfortable before you invest. The principal risks of investing in any mutual fund, including these Funds, are:

NOT INSURED. Mutual funds are not insured by the FDIC or any other government agency, unlike bank deposits such as CDs or savings accounts.

NO GUARANTEE. No mutual fund can guarantee that it will meet its investment objectives.

POSSIBLE LOSS OF INVESTMENT. A mutual fund cannot guarantee its performance, nor assure you that the market value of your investment will increase. You may lose the money you invest, and the Funds will not reimburse you for any of these losses.

VOLATILITY. The price of your mutual fund shares will increase or decrease with changes in the value of a Fund's underlying investments and changes in the equity markets as a whole.

NOT A COMPLETE INVESTMENT PLAN. An investment in any mutual fund does not constitute a complete investment plan. The Funds are designed to be only a part of your personal investment plan.

[ARROWS ICON] PRINCIPAL RISKS ASSOCIATED WITH THE FUNDS

You should consider the special risk factors discussed below associated with the Funds' policies in determining the appropriateness of investing in a Fund. See the Statement of Additional Information for a discussion of additional risk factors.

MARKET RISK
Equity stock prices vary and may fall, thus reducing the value of a Fund's investments. Certain stocks selected for any Fund's portfolio may decline in value more than the overall stock market. In general, the securities of large businesses have less volatility than those of mid-size businesses or small businesses.

LIQUIDITY RISK
A Fund's portfolio is liquid if the Fund is able to sell the securities it owns at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security. Investments in smaller companies or in foreign companies or companies in emerging markets are subject to a variety of risks, including potential lack of liquidity.

COUNTERPARTY RISK
This is a risk associated primarily with repurchase agreements and some derivatives transactions. It is the risk that the other party in the transaction will not fulfill its contractual obligation to complete the transaction with a Fund.

FOREIGN SECURITIES RISKS
Investments in foreign and emerging markets carry special risks, including currency, political, regulatory and diplomatic risks. Each Fund may invest up to 25% of its respective assets in securities of non-U.S. issuers. Securities of Canadian issuers and American Depository Receipts are not subject to this 25% limitation.

     CURRENCY RISK. A change in the exchange rate between U.S. dollars and a foreign currency may reduce the value of a Fund's investment in a security valued in the foreign currency, or based on that currency value.

     POLITICAL RISK. Political actions, events or instability may result in unfavorable changes in the value of a security.

     REGULATORY RISK. Government regulations may affect the value of a security. In foreign countries, securities markets that are less regulated than those in the U.S. may permit trading practices that are not allowed in the U.S.

     DIPLOMATIC RISK. A change in diplomatic relations between the U.S. and a foreign country could affect the value or liquidity of investments.

     EUROPEAN ECONOMIC AND MONETARY UNION. Austria, Belgium, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, The Netherlands, Portugal and Spain are presently members of the European Economic and Monetary Union (the "EMU"), which has adopted the euro as a common currency. The national currencies will be sub-currencies of the euro until July 1, 2002, at which time these currencies will disappear entirely. Other European countries may adopt the euro in the future.

     As the euro is implemented, there may be changes in the relative strength and value of the U.S. dollar and other major currencies, as well as possible adverse tax consequences. The euro transition by EMU countries may affect the fiscal and monetary levels of those participating countries. The outcome of these and other uncertainties could have unpredictable effects on trade and commerce and result in increased volatility for all financial markets.

LACK OF TIMELY INFORMATION RISK
Timely information about a security or its issuer may be unavailable, incomplete or inaccurate. This risk is more common to securities issued by foreign companies and companies in emerging markets than it is to the securities of U.S.-based companies.

PORTFOLIO TURNOVER RISK
A Fund's investments may be bought and sold relatively frequently. A high turnover rate may result in higher brokerage commissions and taxable capital gain distributions to a Fund's shareholders.

     ------------------------------------------------------

Although each Fund generally invests in publicly traded equity securities of growing companies, the Funds also may invest in other types of securities and other financial instruments indicated in the chart below. Although these investments typically are not part of any Fund's principal investment strategy, they may constitute a significant portion of a Fund's portfolio, thereby possibly exposing a Fund and its investors to the following additional risks.

--------------------------------------------------------------------------------
INVESTMENT                        RISKS                  APPLIES TO THESE FUNDS
--------------------------------------------------------------------------------
AMERICAN DEPOSITORY
RECEIPTS (ADRS)
 These are securities issued      Market, Information,   Dynamics
 by U.S. banks that represent     Political, Regula-     INVESCO Endeavor
 shares of foreign corporations   tory, Diplomatic,      Growth
 held by those banks. Although    Liquidity and Cur-     Growth & Income
 traded in U.S. securities        rency Risks            Small Company Growth
 markets and valued in U.S.                              Value Equity
 dollars, ADRs carry most of
 the risks of investing
 directly in foreign
 securities.
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT
 A contract under                 Counterparty           Dynamics
 which the seller of a            Risk                   INVESCO Endeavor
 security agrees to                                      Growth
 buy it back at an                                       Growth & Income
 agreed-upon price and                                   Small Company Growth
 time in the future.                                     S&P 500 Index
                                                         Value Equity
--------------------------------------------------------------------------------

[ARROWS ICON] TEMPORARY DEFENSIVE POSITIONS

When securities markets or economic conditions are unfavorable or unsettled, we might try to protect the assets of a Fund by investing in securities that are highly liquid, such as high-quality money market instruments like short-term U.S. government obligations, commercial paper or repurchase agreements, even though that is not the normal investment strategy of any Fund. We have the right to invest up to 100% of a Fund's assets in these securities, although we are unlikely to do so. Even though the securities purchased for defensive purposes often are considered the equivalent of cash, they also have their own risks. Investments that are highly liquid or comparatively safe tend to offer lower returns. Therefore, a Fund's performance could be comparatively lower if it concentrates in defensive holdings.

[ARROWS ICON] PORTFOLIO TURNOVER

With the exception of S&P 500 Index Fund, we actively manage and trade the Funds' portfolios. Therefore, the Funds may have a higher portfolio turnover rate than many other mutual funds. The Funds with higher than average portfolio turnover rates for the fiscal year ended July 31, 2001 were:

INVESCO  Endeavor Fund          195%(1)
Growth Fund                     129%(1)
Growth & Income Fund            218%(1)
Small Company Growth Fund       112%(1)

(1) The increase or decrease in the portfolio turnover rate from the prior year was primarily due to responses to market conditions. Please see the financial highlights for information regarding portfolio turnover rates for previous years.

A portfolio turnover rate of 200%, for example, is equivalent to a Fund buying and selling all of the securities in its portfolio two times in the course of a year. A comparatively high turnover rate may affect a Fund's performance because it results in higher brokerage commissions, and may result in taxable capital gain distributions to a Fund's shareholders.

[FUND MANAGEMENT] FUND MANAGEMENT

INVESCO IS A SUBSIDIARY OF AMVESCAP PLC, AN INTERNATIONAL INVESTMENT MANAGEMENT COMPANY THAT MANAGES MORE THAN $361.3 BILLION IN ASSETS WORLDWIDE. AMVESCAP IS BASED IN LONDON, WITH MONEY MANAGERS LOCATED IN EUROPE, NORTH AND SOUTH AMERICA, AND THE FAR EAST.

INVESTMENT ADVISER

INVESCO, located at 4350 South Monaco Street, Denver, Colorado, is the investment adviser of the Funds. INVESCO was founded in 1932 and manages over $26 billion for more than 31,149,656 shareholder accounts of 47 INVESCO mutual funds. INVESCO performs a wide variety of other services for the Funds, including administrative and transfer agency functions (the processing of purchases, sales and exchanges of Fund shares).

World Asset Management ("World"), located at 255 Brown Street Centre, 2nd Floor, Birmingham, Michigan, is the sub-adviser to S&P 500 Index Fund.

A wholly owned subsidiary of INVESCO, IDI is the Funds' distributor and is responsible for the sale of the Funds' shares.

INVESCO and IDI are subsidiaries of AMVESCAP PLC.

World is a division of Munder Capital Management, a general partnership formed in December 1994 which engages in investment management and advisory services.

INVESCO and IDI have been named as defendants in a case (naming 26 mutual fund groups as defendants) filed in United States District Court in East St. Louis, Illinois on June 22, 2001, on behalf of a shareholder of the INVESCO Dynamics Fund and three other funds not offered in this Prospectus, INVESCO Telecommunications, INVESCO Leisure and INVESCO Technology Funds, alleging that certain advisory and distribution fees paid by those Funds were excessive. INVESCO and IDI believe that there are valid defenses to the claims asserted and are continuing to evaluate the case. INVESCO and IDI plan to defend the claims vigorously.

The following table shows the fees the Funds paid to INVESCO for its advisory services in the fiscal year ended July 31, 2001.

--------------------------------------------------------------------------------
                                           ADVISORY FEE AS A PERCENTAGE OF
                                     AVERAGE ANNUAL NET ASSETS UNDER MANAGEMENT
--------------------------------------------------------------------------------

     Dynamics Fund                                   0.44%
     INVESCO Endeavor Fund                           0.75%
     Growth Fund                                     0.53%
     Growth & Income Fund                            0.75%
     Small Company Growth Fund                       0.62%
     S&P 500 Index Fund                              0.25%
     Value Equity Fund                               0.75%

[INVESCO ICON] PORTFOLIO MANAGERS

S&P 500 Index Fund is managed by a team of World portfolio managers that is collectively responsible for the investment decisions relating to the Fund.

The  following   individuals  are  primarily   responsible  for  the  day-to-day
management of their respective Fund's or Funds' portfolio holdings:

FUND                       PORTFOLIO MANAGER(S)
Dynamics                   Timothy J. Miller

INVESCO Endeavor           Trent E. May

Growth                     Trent E. May
                           Douglas J. McEldowney

Growth & Income            Fritz Meyer
                           Trent E. May

Small Company Growth       Stacie Cowell

Value Equity               Charles P. Mayer

S&P 500 Index              World Asset Management

STACIE L. COWELL, a senior vice president of INVESCO, is the portfolio manager of Small Company Growth Fund. Before joining INVESCO in 1997, Stacie was senior equity analyst with Founders Asset Management and a capital markets and trading analyst with Chase Manhattan Bank in New York. She is a Chartered Financial Analyst. Stacie holds an M.S. in Finance from the University of Colorado and a B.A. in Economics from Colgate University.

TRENT E. MAY, a senior vice president of INVESCO, is the lead portfolio manager of Growth Fund, the portfolio manger of INVESCO Endeavor Fund and a co-portfolio manager of Growth & Income Fund. Before joining INVESCO in 1996, Trent was with Munder Capital Management and SunBank Capital Management. He is a Chartered Financial Analyst. Trent holds an M.B.A. from Rollins College and a B.S. in Engineering from Florida Institute of Technology.

CHARLES P. MAYER, Director of Value and Fixed-Income Investments and a senior vice president of INVESCO, is the portfolio manager of Value Equity Fund. Before joining INVESCO in 1993, Charlie was a portfolio manager with Westinghouse Pension for nine years. He began his investment career in 1969. He holds an M.B.A. from St. John's University and a B.A. from St. Peter's College.

DOUGLAS J. MCELDOWNEY, a vice president of INVESCO, is the co-portfolio manager of Growth Fund. Before joining INVESCO in 1999, Doug was with Bank of America Investment Management, Inc. and SunTrust Banks, Inc. He is a Chartered Financial Analyst and a Certified Public Accountant. Doug holds an M.B.A. from the Crummer Graduate School at Rollins College and a B.B.A. in Finance from the University of Kentucky.

FRITZ MEYER, a vice president of INVESCO, is the lead portfolio manager of Growth & Income Fund. Before joining INVESCO in 1996, Fritz was an executive vice president and portfolio manager with Nelson, Benson & Zellmer, Inc. He holds an M.B.A. from Amos Tuck School -- Dartmouth College and a B.A. with a distinction in Economics from Dartmouth College.

TIMOTHY J. MILLER, Chief Investment Officer and a director and senior vice president of INVESCO, is the portfolio manager of Dynamics Fund. Before joining INVESCO in 1992, Tim was a portfolio manager with Mississippi Valley Advisors. He is a Chartered Financial Analyst. Tim holds an M.B.A. from the University of Missouri -- St. Louis and a B.S.B.A. from St. Louis University.

[INVESCO ICON] POTENTIAL REWARDS

NO SINGLE FUND SHOULD REPRESENT YOUR COMPLETE INVESTMENT PROGRAM NOR SHOULD YOU ATTEMPT TO USE THE FUNDS FOR SHORT-TERM TRADING PURPOSES.

The Funds offer shareholders the potential to increase the value of their capital over time; Growth Fund also offers the opportunity for current income. In addition, Growth & Income and Value Equity Funds offer the opportunity for total return. Like most mutual funds, each Fund seeks to provide higher returns than the market or its competitors, but cannot guarantee that performance. Each Fund seeks to minimize risk by investing in many different companies in a variety of industries.

SUITABILITY FOR INVESTORS
Only you can determine if an investment in a Fund is right for you based upon your own economic situation, the risk level with which you are comfortable and other factors. In general, the Funds are most suitable for investors who:
o are willing to grow their capital over the long term (at least five years).
o understand that shares of a Fund can, and likely will, have daily price fluctuations.
o are investing through tax-deferred retirement accounts, such as traditional and Roth Individual Retirement Accounts ("IRAs"), as well as employer-sponsored qualified retirement plans, including 401(k)s and 403(b)s, all of which have longer investment horizons.

You probably do not want to invest in the Funds if you are:
o primarily seeking current dividend income (although Growth, Growth & Income and Value Equity Funds do seek to provide income in addition to capital appreciation).
o unwilling to accept potential daily changes in the price of Fund shares.
o speculating on short-term fluctuations in the stock markets.

[INVESCO ICON] SHARE PRICE

CURRENT MARKET VALUE OF FUND ASSETS
+ ACCRUED INTEREST AND DIVIDENDS
- FUND DEBTS,
INCLUDING ACCRUED EXPENSES
--------------------------
 / NUMBER OF SHARES
= YOUR SHARE PRICE (NAV)

The value of your Fund shares is likely to change daily. This value is known as the Net Asset Value per share, or NAV. INVESCO determines the market value of each investment in each Fund's portfolio each day that the New York Stock Exchange ("NYSE") is open, at the close of the regular trading day on that exchange (normally 4:00 p.m. Eastern time). Therefore, shares of the Funds are not priced on days when the NYSE is closed which generally is on weekends, most national holidays in the U.S and Good Friday.

NAV is calculated by adding together the current market price of all of a Fund's investments and other assets, including accrued interest and dividends; subtracting the Fund's debts, including accrued expenses; and dividing that dollar amount by the total number of the Fund's outstanding shares.

All purchases, sales and exchanges of Fund shares are made by INVESCO at the NAV next calculated after INVESCO receives proper instructions from you to purchase, redeem or exchange shares of a Fund. Your instructions must be received by INVESCO no later than the close of the NYSE to effect transactions at that day's NAV. If INVESCO hears from you after that time, your instructions will be processed at the NAV calculated at the end of the next day that the NYSE is open.

Foreign securities exchanges, which set the prices for foreign securities held by the Funds, are not always open the same days as the NYSE, and may be open for business on days the NYSE is not. For example, Thanksgiving Day is a holiday observed by the NYSE and not by overseas exchanges. In this situation, the Funds would not calculate NAV on Thanksgiving Day (and INVESCO would not buy, sell or exchange shares for you on that day), even though activity on foreign exchanges could result in changes in the value of investments held by the Funds on that day.

[INVESCO ICON] HOW TO BUY SHARES

TO BUY SHARES AT THAT DAY'S CLOSING PRICE, YOU MUST CONTACT US BEFORE THE CLOSE OF THE NYSE, NORMALLY 4:00 P.M. EASTERN TIME.

The Funds offer multiple classes of shares. The chart in this section shows several convenient ways to invest in the Investor Class shares of the Funds. A share of each class represents an identical interest in a Fund and has the same rights, except that each class bears its own distribution and shareholder servicing charges, and other expenses. The income attributable to each class and the dividends payable on the shares of each class will be reduced by the amount of the distribution fee or service fee, if applicable, and the other expenses payable by that class.

There is no charge to invest directly through INVESCO. With regard to all Funds, except S&P 500 Index Fund - Investor Class, there is no charge to exchange or redeem shares when you do so directly through INVESCO. However, with respect to S&P 500 Index Fund - Investor Class, upon a redemption or an exchange of shares held three months or less (other than shares acquired through reinvestment of dividends or other distributions), a fee of 1% of the current net asset value of the shares being exchanged or redeemed will be assessed and retained by that Fund for the benefit of the remaining shareholders. If you invest in a Fund through a financial intermediary, you may be charged a commission or transaction fee by the financial intermediary for either purchases or sales of Fund shares. You should consult your financial intermediary for more information on purchasing or selling shares of a Fund. For all new accounts, please forward, either by mail or electronically, a completed application form, and specify the fund or funds and class or classes of shares you wish to purchase. If you do not specify a fund or funds, your initial investment and any subsequent purchases will automatically go into INVESCO Cash Reserves Fund - Investor Class, a series of INVESCO Money Market Funds, Inc. You will receive a confirmation of this transaction and may contact INVESCO to exchange it into the fund you choose.

INVESCO reserves the right to increase, reduce or waive each Fund's minimum investment requirements in its sole discretion, if it determines this action is in the best interests of that Fund's shareholders. INVESCO also reserves the right in its sole discretion to reject any order to buy Fund shares, including purchases by exchange.

MINIMUM INITIAL INVESTMENT. $1,000, which is waived for regular investment plans, including EasiVest and Direct Payroll Purchase, and certain retirement plans, including IRAs. $5,000 for S&P 500 Index Fund - Investor Class.

MINIMUM SUBSEQUENT INVESTMENT. $50 (Minimums are lower for certain retirement plans.) $1,000 for S&P 500 Index Fund - Investor Class.

EXCHANGE POLICY. You may exchange your shares in any of the Funds for shares of the same class in another INVESCO fund on the basis of their respective NAVs at the time of the exchange.

FUND EXCHANGES CAN BE A CONVENIENT WAY FOR YOU TO DIVERSIFY YOUR INVESTMENTS, OR TO REALLOCATE YOUR INVESTMENTS WHEN YOUR OBJECTIVES CHANGE.

Before making any exchange, be sure to review the prospectuses of the funds involved and consider the differences between the funds. Also, be certain that you qualify to purchase certain classes of shares in the new fund. An exchange is the sale of shares from one fund immediately followed by the purchase of shares in another. Therefore, any gain or loss realized on the exchange is recognizable for federal income tax purposes (unless, of course, you or your account qualifies as tax-deferred under the Internal Revenue Code). If the shares of the fund you are selling have gone up in value since you bought them, the sale portion of an exchange may result in taxable income to you.

We have the following policies governing  exchanges:
o Both fund accounts involved in the exchange must be registered in exactly the same name(s) and Social Security or federal tax I.D. number(s).
o You may make up to four exchanges out of each Fund per 12-month period, but you may be subject to the redemption fee described below.
o Each Fund reserves the right to reject any exchange request, or to modify or terminate the exchange policy, if it is in the best interests of the Fund and its shareholders. Notice of all such modifications or terminations that affect all shareholders of the Fund will be given at least 60 days prior to the effective date of the change, except in unusual instances, including a suspension of redemption of the exchanged security under Section 22(e) of the Investment Company Act of 1940.

In addition, the ability to exchange may be temporarily suspended at any time that sales of the Fund into which you wish to exchange are temporarily stopped.

REDEMPTION  FEE (S&P 500 INDEX FUND -  INVESTOR  CLASS AND  INSTITUTIONAL  CLASS
ONLY). If you exchange shares of S&P 500 Index Fund after holding them three months or less (other than shares acquired through reinvestment of dividends or other distributions), a fee of 1% of the current net asset value of the shares being exchanged or redeemed will be assessed and retained by the Fund for the benefit of the remaining shareholders. This fee is intended to encourage long-term investment in S&P 500 Index Fund, to avoid transaction and other expenses caused by early redemptions, and to facilitate portfolio management. The fee is currently waived for institutional, qualified retirement plan and other shareholders investing through omnibus accounts, due to certain economies associated with these accounts. However, S&P 500 Index Fund reserves the right to impose redemption fees on shares held by such shareholders at any time if warranted by the Fund's future cost of processing redemptions. The redemption fee may be modified or discontinued at any time or from time to time. This fee is not a deferred sales charge, is not a commission paid to INVESCO and does not benefit INVESCO in any way. The fee applies to redemptions from the Fund and exchanges into any of the other no-load mutual funds which are also advised by INVESCO and distributed by IDI. S&P 500 Index Fund will use the "first-in, first-out" method to determine your holding period. Under this method, the date of redemption or exchange will be compared with the earliest purchase date of shares held in your account.

Please remember that if you pay by check, Automated Clearing House ("ACH") or wire and your funds do not clear, you will be responsible for any related loss to a Fund or INVESCO. If you are already an INVESCO funds shareholder, the Fund may seek reimbursement for any loss from your existing account(s).

CHOOSING A SHARE CLASS. In deciding which class of shares to purchase, you should consider, among other things, (i) the length of time you expect to hold your shares, (ii) the provisions of the distribution plan applicable to the class, if any, (iii) the eligibility requirements that apply to purchases of a particular class, and (iv) any services you may receive in making your investment determination.

INTERNET TRANSACTION. Investors in the Investor Class shares of any INVESCO fund may open new accounts, exchange and redeem shares through the INVESCO Web site. To use this service, you will need a Web browser (presently Netscape version 4.0 or higher, Microsoft Internet Explorer version 4.0 or higher, or AOL version 5.0 or higher) and the ability to use the INVESCO Web site. INVESCO will accept Internet purchase instructions only for exchanges or if the purchase price is paid to INVESCO through debiting your bank account. Internet cash redemptions will be paid only to the same bank account from which the payment to INVESCO originated. INVESCO imposes a limit of $25,000 on Internet purchase and redemption transactions. Other minimum transaction amounts are discussed in this Prospectus. You may also download an application to open an account from the Web site, complete it by hand, and mail it to INVESCO, along with a check.

INVESCO employs reasonable procedures to confirm that transactions entered into over the Internet are genuine. These procedures include the use of alphanumeric passwords, secure socket layering, encryption and other precautions reasonably designed to protect the integrity, confidentiality and security of shareholder information. In order to enter into a transaction on the INVESCO Web site, you will need an account number, your Social Security Number and an alphanumeric password. If INVESCO follows these procedures, neither INVESCO, its affiliates nor any INVESCO fund will be liable for any loss, liability, cost or expense for following instructions communicated via the Internet that are reasonably believed to be genuine or that follow INVESCO's security procedures. By entering into the user's agreement with INVESCO to open an account through our Web site, you lose certain rights if someone gives fraudulent or unauthorized instructions to INVESCO that result in a loss to you.

METHOD                         INVESTMENT MINIMUM      PLEASE REMEMBER
--------------------------------------------------------------------------------

BY CHECK                       $1,000 for              INVESCO does not accept
Mail to:                       regular                 cash, credit cards,
INVESCO Funds Group, Inc.,     accounts; $250          travelers' cheques,
P.O. Box 173706,               for an IRA; $50         credit card checks,
Denver, CO 80217-3706.         for each                instant loan checks,
You may send your check        subsequent              money orders or third
by overnight courier to:       investment.             party checks
4350 South Monaco Street       S&P 500 Index           unless they are from
Denver, CO 80237.              Fund - Investor Class   another financial
                               - $5,000 for regular    institution related to a
                               accounts; $2,000 for    retirement plan transfer.
                               an IRA; $1,000 for
                               each subsequent
                               investment.

--------------------------------------------------------------------------------
BY WIRE                        $1,000 for
You may send your              regular
payment by                     accounts; $250
bank wire (call                for an IRA; $50
1-800-525-8085 for             for each
instructions).                 subsequent
                               investment. S&P
                               500 Index Fund -
                               Investor Class -
                               $5,000 for regular
                               accounts; $2,000 for
                               an IRA; $1,000 for
                               each subsequent
                               investment.
--------------------------------------------------------------------------------
BY TELEPHONE WITH ACH          $1,000 for              You must forward
Call 1-800-525-8085 to         regular                 your bank account
request your purchase.         accounts; $250          information to
Upon your telephone            for an IRA; $50         INVESCO prior to
instructions, INVESCO          for each                using this option.
will move money from           subsequent
your designated                investment. S&P
bank/credit union              500 Index Fund -
checking or savings            Investor Class -
account in order to            $5,000 for regular
purchase shares.               accounts; $2,000 for
                               an IRA; $1,000 for
                               each subsequent
                               investment.

METHOD                         INVESTMENT MINIMUM      PLEASE REMEMBER
--------------------------------------------------------------------------------
BY INTERNET                    $1,000 for regular      You will need a Web
Go to the INVESCO Web          accounts; $250 for      browser to use this ser-
site at invescofunds.com.      an IRA; $50 for each    vice. Internet transac-
                               subsequent investment.  tions are limited to a
                               S&P 500 Index Fund -    maximum of $25,000.
                               Investor Class - $5,000
                               for regular accounts;
                               $2,000 for
                               an IRA; $1,000 for
                               each subsequent
                               investment.
--------------------------------------------------------------------------------
REGULAR INVESTING WITH         $50 per month           Like all regular
EASIVEST OR DIRECT             for EasiVest; $50       investment plans,
PAYROLL PURCHASE               per pay period          neither EasiVest
You may enroll on your         for Direct              nor Direct Payroll
fund application, or call us   Payroll Purchase.       Purchase ensures
for a separate form and more   You may start           a profit or protects
details. Investing the same    or stop your regular    against loss in a falling
amount on a monthly basis      investment plan at      market. Because you'll
allows you to buy more         any time with two       invest continually,
shares when prices are         weeks' notice to        regardless of
low and fewer shares when      INVESCO. S&P 500        varying price levels,
prices are high.               Index Fund - Investor   consider your financial
This "dollar cost              Class - $5,000 for      ability to keep
averaging" may help            regular accounts;       buying through low
offset market                  $2,000 for an IRA;      price levels. And
fluctuations. Over a           $1,000 for each         remember that you
period of time, your           subsequent invest-      will lose money if
average cost per share         ment.                   you redeem your
may be less than the                                   shares when the
actual average value per                               market value of
share.                                                 all your shares is
                                                       less than their cost.
--------------------------------------------------------------------------------
BY PERSONAL ACCOUNT LINE      $50 for subsequent       You must forward your
WITH ACH                      investments. S&P 500     bank account information
Automated transactions by     Index Fund - Investor    to INVESCO prior to using
telephone are available for   Class - $1,000 for       this option. Automated
subsequent purchases and      subsequent investments.  transactions are limited
exchanges 24 hours a day.                              to a maximum of $25,000.
Simply call 1-800-424-8085.
--------------------------------------------------------------------------------
BY EXCHANGE                    $1,000 for              See "Exchange
Between the same class         regular                 Policy."
of any two INVESCO             accounts; $250
funds or between Investor      for an IRA; $50
Class and Class K. Call        for each subsequent
1-800-525-8085 for             investment.
prospectuses of other          S&P 500 Index Fund -
INVESCO funds. Exchanges       Investor Class -
may be made in writing,        $5,000 for regular
by telephone, or at our Web    accounts; $2,000 for
site at invescofunds.com.      an IRA; $1,000 for
You may also establish an      each subsequent
automatic monthly exchange     investment.
service between two INVESCO
funds; call us for further
details and the correct form.

DISTRIBUTION  EXPENSES. We have adopted a Master Distribution Plan and Agreement
- Investor Class (commonly known as a "12b-1 Plan") for the Funds' Investor Class shares. The 12b-1 fees paid by each Fund are used to defray all or part of the cost of preparing and distributing prospectuses and promotional materials, as well as to pay for certain distribution-related and other services. These services include compensation to third party brokers, financial advisers and financial services companies that sell Fund shares and/or service shareholder accounts. Because the Funds' Investor Class shares pay these fees out of their assets on an ongoing basis, these fees increase the cost of your investment.

Under the Plan, each Fund's payments are limited to an amount computed at an annual rate of 0.25% of the Fund's average net assets. If distribution expenses for a Fund exceed these computed amounts, INVESCO pays the difference.

[INVESCO ICON] YOUR ACCOUNT SERVICES

SHAREHOLDER ACCOUNTS. Unless your account is held at a brokerage firm, INVESCO maintains your share account, which contains your current Fund holdings. The Funds do not issue share certificates.

INVESCO PROVIDES YOU WITH SERVICES DESIGNED TO MAKE IT SIMPLE FOR YOU TO BUY, SELL OR EXCHANGE YOUR SHARES OF ANY INVESCO MUTUAL FUND.

QUARTERLY INVESTMENT SUMMARIES. Each calendar quarter, you will receive a written statement which consolidates and summarizes account activity and value at the beginning and end of the period for each of your INVESCO funds.

TRANSACTION CONFIRMATIONS. You will receive detailed confirmations of individual purchases, exchanges and sales. If you choose certain recurring transaction plans (for instance, EasiVest), your transactions are confirmed on your quarterly Investment Summaries.

TELEPHONE TRANSACTIONS. You may buy, exchange and sell Fund shares by telephone, unless you specifically decline these privileges when you fill out the INVESCO new account application.

YOU CAN CONDUCT MOST TRANSACTIONS AND CHECK ON YOUR ACCOUNT THROUGH OUR TOLL-FREE TELEPHONE NUMBER. YOU MAY ALSO ACCESS PERSONAL ACCOUNT INFORMATION AT OUR WEB SITE, INVESCOFUNDS.COM.

Unless you decline the telephone transaction privileges, when you fill out and sign the new account Application, a Telephone Transaction Authorization Form, or use your telephone transaction privileges, you lose certain rights if someone gives fraudulent or unauthorized instructions to INVESCO that result in a loss to you. In general, if INVESCO has followed reasonable procedures, such as recording telephone instructions and sending written transaction confirmations, INVESCO is not liable for following telephone instructions that it believes to be genuine. Therefore, you have the risk of loss due to unauthorized or fraudulent instructions.

HOUSEHOLDING. To save money for the Funds, you may receive only one copy of a prospectus or financial report to each household address. This process, known as "householding," is used for most required shareholder mailings. It does not apply to account statements. You may, of course, request an additional copy of a prospectus or financial report at any time by calling or writing INVESCO. You may also request that householding be eliminated from all of your required mailings.

IRAS AND OTHER RETIREMENT PLANS. Shares of any INVESCO mutual fund may be purchased for IRAs and many other types of tax-deferred retirement plans. Please call INVESCO for information and forms to establish or transfer your existing retirement plan or account.

[INVESCO ICON] HOW TO SELL SHARES

The chart in this section shows several convenient ways to sell your Fund shares. Shares of the Funds may be sold at any time at the next NAV calculated after your request to sell is received by INVESCO in proper form. Depending on Fund performance, the NAV at the time you sell your shares may be more or less than the price you paid to purchase your shares. If you invest in a Fund through a financial intermediary, you may be charged a commission or transaction fee by the financial intermediary for sales of Fund shares. You should consult your financial intermediary for more information on selling your Fund shares.

TO SELL SHARES AT THAT DAY'S CLOSING PRICE, YOU MUST CONTACT US BEFORE 4:00 P.M. EASTERN TIME.

If you own shares in more than one INVESCO fund, please specify the fund whose shares you wish to sell and specify the class of shares. Remember that any sale or exchange of shares in a non-retirement account will likely result in a taxable gain or loss.

While INVESCO attempts to process telephone redemptions promptly, there may be times - particularly in periods of severe economic or market disruption - when you may experience delays in redeeming shares by telephone.

INVESCO usually forwards the proceeds from the sale of fund shares within seven days after we receive your request to sell in proper form. However, payment may be postponed under unusual circumstances - for instance, if normal trading is not taking place on the NYSE, or during an emergency as defined by the Securities and Exchange Commission. If your INVESCO fund shares were purchased by a check which has not yet cleared, payment will be made promptly when your purchase check does clear; that can take up to 12 business days.

If you participate in EasiVest, the Funds' automatic monthly investment program, and sell all of the shares in your account, we will not make any additional EasiVest purchases unless you give us other instructions.

Because of the Funds' expense structure, it costs as much to handle a small account as it does to handle a large one. If the value of your account in a Fund falls below $250 as a result of your actions (for example, sale of your Fund shares), the Fund reserves the right to sell all of your shares, send the proceeds of the sale to you and close your account. Before this is done, you will be notified and given 60 days to increase the value of your account to $250 or more.

METHOD                      MINIMUM REDEMPTION         PLEASE REMEMBER
--------------------------------------------------------------------------------
BY TELEPHONE               $250 (or, if less,          INVESCO's telephone
Call us toll-free          full liquidation of         redemption privileges
at: 1-800-525-8085.        the account) for a          may be modified or
                           redemption check.           terminated in the
                                                       future at INVESCO's
                                                       discretion. The
                                                       maximum amount which
                                                       may be redeemed by
                                                       telephone is
                                                       generally $25,000.

METHOD                      MINIMUM REDEMPTION         PLEASE REMEMBER
--------------------------------------------------------------------------------

IN WRITING                 Any amount.                 The redemption
Mail your request                                      request must be
to: INVESCO Funds                                      signed by all
Group, Inc., P.O.                                      registered account
Box 173706,                                            owners. Payment will
Denver, CO                                             be mailed to your
80217-3706. You                                        address as it appears
may also send                                          on INVESCO's records,
your request by                                        or to a bank
overnight courier                                      designated by you in
to 4350 South Monaco                                   writing.
Street, Denver, CO
80237.

--------------------------------------------------------------------------------
BY TELEPHONE WITH          $50.  IRA                   You must forward your
ACH                        redemptions not             bank account
Call 1-800-525-8025        permitted.                  information to
to request your                                        INVESCO prior to
redemption.                                            using this option.
                                                       INVESCO will
                                                       automatically pay the
                                                       proceeds into your
                                                       designated bank
                                                       account.
--------------------------------------------------------------------------------
BY INTERNET                $50.  IRA                   You will need a Web
Go to the INVESCO          redemptions are not         browser to use this
Web site at                permitted.                  service.  Internet
invescofunds.com.                                      transactions are lim-
                                                       ited to a maximum of
                                                       $25,000. INVESCO will
                                                       automatically pay the
                                                       proceeds into your
                                                       designated bank
                                                       account.
--------------------------------------------------------------------------------
BY PERSONAL                $50.                        You must forward your
ACCOUNT LINE WITH                                      bank account
ACH                                                    information to
You may call us                                        INVESCO with at least
to request the                                         $5,000 of that total
appropriate form                                       invested in the fund
and more                                               from which
information at                                         withdrawals will be
1-800-525-8085.                                        made.
--------------------------------------------------------------------------------
PERIODIC                   $100 per payment on         You must have at
WITHDRAWAL PLAN            a monthly or                least $10,000 total
You may call us            quarterly basis.            invested with the
to request the             The redemption              INVESCO funds with at
appropriate form           check may be made           least $5,000 of that
and more                   payable to any              total invested in the
information at             party you designate.        fund from which
1-800-525-8085.                                        withdrawals will be
                                                       made.

METHOD                      MINIMUM REDEMPTION         PLEASE REMEMBER
--------------------------------------------------------------------------------
PAYMENT TO THIRD           Any amount.                 All registered
PARTY                                                  account owners must
Mail your request                                      sign the request,
to INVESCO Funds                                       with signature
Group, Inc., P.O.                                      guarantees from an
Box  173706,                                           eligible guarantor
Denver, CO                                             financial insti-
80217-3706.                                            tution, such as a
                                                       commercial bank or a
                                                       recognized national
                                                       or regional
                                                       securities firm.

[GRAPH ICON] TAXES

Everyone's tax status is unique. We encourage you to consult your own tax adviser on the tax impact to you of investing in the Funds.

TO AVOID BACKUP WITHHOLDING, BE SURE WE HAVE YOUR CORRECT SOCIAL SECURITY OR TAXPAYER IDENTIFICATION NUMBER.

Each Fund customarily distributes to its shareholders substantially all of its net investment income, net capital gains and net gains from foreign currency transactions, if any. You receive a proportionate part of these distributions, depending on the percentage of a Fund's shares that you own. These distributions are required under federal tax laws governing mutual funds. It is the policy of each Fund to distribute all investment company taxable income and net capital gains. As a result of this policy and each Fund's qualification as a regulated investment company, it is anticipated that none of the Funds will pay any federal income or excise taxes. Instead, each Fund will be accorded conduit or "pass through" treatment for federal income tax purposes.

However, unless you are (or your account is) exempt from income taxes, you must include all dividends and capital gain distributions paid to you by a Fund in your taxable income for federal, state and local income tax purposes. You also may realize capital gains or losses when you sell shares of a Fund at more or less than the price you originally paid. An exchange is treated as a sale, and is a taxable event. Dividends and other distributions usually are taxable whether you receive them in cash or automatically reinvest them in shares of the distributing Fund(s) or other INVESCO funds.

If you have not provided INVESCO with complete, correct tax information, the Funds are required by law to withhold from your distributions, and any money that you receive from the sale of shares of the Funds, backup withholding tax at the rate in effect on the date of the transaction.

Unless your account is held at a brokerage firm, we will provide you with detailed information every year about your dividends and capital gain distributions. Depending on the activity in your individual account, we may also be able to assist with cost basis figures for shares you sell.

[GRAPH ICON] DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

The Funds earn ordinary or investment income from dividends and interest on their investments. The Funds expect to distribute substantially all of this investment income, less Fund expenses, to shareholders annually, with respect to Dynamics, INVESCO Endeavor, Growth and Small Company Growth Funds, and quarterly, with respect to Growth & Income, S&P 500 Index and Value Equity Funds, or at such other times as the Funds may elect.

NET INVESTMENT INCOME AND NET REALIZED CAPITAL GAINS ARE DISTRIBUTED TO SHAREHOLDERS AT LEAST ANNUALLY. DISTRIBUTIONS ARE TAXABLE WHETHER REINVESTED IN ADDITIONAL SHARES OR PAID TO YOU IN CASH (EXCEPT FOR TAX-EXEMPT ACCOUNTS).

A Fund also realizes capital gains and losses when it sells securities in its portfolio for more or less than it had paid for them. If total gains on sales exceed total losses (including losses carried forward from previous years), a Fund has a net realized capital gain. Net realized capital gains, if any, are distributed to shareholders at least annually, usually in November.

Under present federal income tax laws, capital gains may be taxable at different rates, depending on how long a Fund has held the underlying investment. Short-term capital gains which are derived from the sale of assets held one year or less are taxed as ordinary income. Long-term capital gains which are derived from the sale of assets held for more than one year are taxed at up to the maximum capital gains rate, currently 20% for individuals.

Dividends and capital gain distributions are paid to you if you hold shares on the record date of the distribution regardless of how long you have held your shares. A Fund's NAV will drop by the amount of the distribution on the day the distribution is declared. If you buy shares of a Fund just before a distribution is declared, you may wind up "buying a distribution." This means that if the Fund declares a dividend or capital gain distribution shortly after you buy, you will receive some of your investment back as a taxable distribution. Although purchasing your shares at the resulting higher NAV may mean a smaller capital gain or greater loss upon sale of the shares, most shareholders want to avoid the purchase of shares immediately before the distribution record date. However, keep in mind that your basis in a Fund will be increased to the extent such distribution is reinvested in a Fund. If you sell your shares of a Fund at a loss for tax purposes and then replace those shares with a substantially identical investment either 30 days before or after that sale, the transaction is usually considered a "wash sale" and you will not be able to claim a tax loss.

Dividends and capital gain distributions paid by each Fund are automatically reinvested in additional Fund shares at the NAV on the ex-distribution date, unless you choose to have them automatically reinvested in another INVESCO fund or paid to you by check or electronic funds transfer. If you choose to be paid by check, the minimum amount of the check must be at least $10; amounts less than that will be automatically reinvested. Dividends and other distributions, whether received in cash or reinvested in additional Fund shares, are generally subject to federal income tax.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of Investor Class shares of each Fund for the past five years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single Investor Class share of a Fund. Please note that in 1999, the Company's fiscal year end was changed from April 30 to July 31. In addition, due to a reorganization of some of the Funds in 1999 into the Company, those Funds' fiscal year ends also changed to July 31. The total returns in the table represent the annual percentages that an investor would have earned (or lost) on an investment in an Investor Class share of a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the financial statements, is included in INVESCO Stock Funds, Inc.'s 2001 Annual Report to Shareholders, which is incorporated by reference into the Statement of Additional Information. This Report is available without charge by contacting IDI at the address or telephone number on the back cover of this Prospectus.

                                                             PERIOD
                                           YEAR  ENDED        ENDED
                                             JULY 31        JULY 31         YEAR ENDED APRIL 30
----------------------------------------------------------------------------------------------------
DYNAMICS FUND-INVESTOR CLASS            2001        2000    1999(a)       1999       1998      1997
PER SHARE DATA
Net Asset Value-
   Beginning of Period                $27.86      $19.39     $18.15     $16.41     $12.02    $13.61
----------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS(b)
Net Investment Income (Loss)(c)       (0.12)      (0.00)       0.00       0.00     (0.05)    (0.04)
Net Gains or (Losses) on Securities
  (Both Realized and Unrealized)     (10.43)        9.51       1.24       3.04       6.39    (0.19)
----------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT
   OPERATIONS                        (10.55)        9.51       1.24       3.04       6.34    (0.23)
----------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
Distributions from Capital Gains       0.00         0.00       0.00       1.30       1.95      1.36
In Excess of Capital Gains             0.08         1.04       0.00       0.00       0.00      0.00
----------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                    0.08         1.04       0.00       1.30       1.95      1.36
----------------------------------------------------------------------------------------------------
Net Asset Value-End of Period        $17.23       $27.86     $19.39     $18.15     $16.41    $12.02
====================================================================================================

TOTAL RETURN                       (37.94%)       50.34%   6.83%(d)     20.83%     56.42%   (2.34%)

RATIOS
Net Assets-End of Period
   ($000 Omitted)                $6,562,467   $7,865,489 $2,471,482 $2,044,321 $1,340,299  $762,396
Ratio of Expenses to
   Average Net Assets(e)              1.00%        0.89%   1.03%(f)      1.05%      1.08%     1.16%
Ratio of Net Investment
   Loss to Average Net Assets       (0.49%)      (0.34%) (0.32%)(f)    (0.41%)    (0.43%)  (0.31%)
Portfolio Turnover Rate                 55%          75%     23%(d)       129%       178%     204%

(a)  From May 1, 1999 to July 31, 1999.
(b) The per share information was computed based on average shares for the year ended July 31, 2001.
(c) Net Investment Income (Loss) aggregated less than $0.01 on a per share basis for the year ended July 31, 2000, the period ended July 31, 1999 and the year ended April 30, 1999.
(d) Based on operations for the period shown and, accordingly, is not representative of a full year.
(e) Ratio is based on Total Expenses of the Class, which is before any expense offset arrangements (which may include custodian, distribution and transfer agent fees).
(f)  Annualized



                                                     YEAR ENDED         PERIOD ENDED     PERIOD ENDED
                                                       JULY 31               JULY 31         APRIL 30
---------------------------------------------------------------------------------------------------------
INVESCO ENDEAVOR FUND-INVESTOR CLASS          2001             2000          1999(a)          1999(b)
PER SHARE DATA
Net Asset Value-Beginning of Period         $24.32           $16.61           $16.32           $10.00
---------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS(c)
Net Investment Loss(d)                      (0.23)           (0.00)           (0.03)           (0.03)
Net Gains or (Losses) on Securities
  (Both Realized and Unrealized)           (12.93)             9.04             0.32             6.35
---------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS           (13.16)             9.04             0.29             6.32
---------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
Distributions from Capital Gains             0.00              0.23             0.00             0.00
In Excess of Capital Gains                   0.48              1.10             0.00             0.00
---------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                          0.48              1.33             0.00             0.00
---------------------------------------------------------------------------------------------------------
Net Asset Value-End of Period               10.68            $24.32           $16.61           $16.32
=========================================================================================================

TOTAL RETURN                             (54.86%)            55.84%         1.78%(e)        63.20%(e)

RATIOS
Net Assets-End of Period
($000 Omitted)                           $161,842          $390,638         $109,532          $72,592
Ratio of Expenses to
  Average Net Assets(f)(g)                  1.51%             1.41%         1.49%(h)         1.43%(h)
Ratio of Net Investment Loss to
  Average Net Assets(g)                   (1.24%)           (0.93%)       (0.83%)(h)       (0.55%)(h)
Portfolio Turnover Rate                      195%               81%           47%(e)         107% (e)

(a)  From May 1, 1999 to July 31, 1999.
(b) From October 28, 1998, commencement of investment operations, to April 30, 1999.
(c) The per share information was computed based on average shares for the year ended July 31, 2001 and the period ended April 30, 1999.
(d) Net Investment Loss aggregated less than $0.01 on a per share basis for the year ended July 31, 2000.
(e) Based on operations for the period shown and, accordingly, is not representative of a full year.
(f) Ratio is based on Total Expenses of the Class, less Expenses Absorbed by INVESCO, if applicable, which is before any expense offset arrangements (which may include custodian fees).
(g) Various expenses of the Class were voluntarily absorbed by INVESCO for the year ended July 31, 2001. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 1.73% and the ratio of net investment loss to average net assets would have been (1.46%).
(h)  Annualized


                                                                      PERIOD
                                                     YEAR ENDED        ENDED
                                                       JULY 31       JULY 31            YEAR ENDED AUGUST 31
--------------------------------------------------------------------------------------------------------------
GROWTH FUND-INVESTOR CLASS                        2001        2000    1999(a)       1998       1997      1996
  (FORMERLY INVESCO BLUE
  CHIP GROWTH FUND)
PER SHARE DATA
Net Asset Value-
  Beginning of Period                           $ 8.47      $ 6.75     $ 5.15     $ 6.06     $ 5.44    $ 5.33
--------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS(b)
Net Investment Income (Loss)(c)                 (0.05)        0.00       0.00       0.02       0.01      0.03
Net Gains or (Losses) on Securities
 (Both Realized and Unrealized)                 (4.27)        2.48       2.11       0.69       1.39      0.95
--------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                (4.32)        2.48       2.11       0.71       1.40      0.98
--------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
Dividends from Net Investment Income(d)           0.00        0.00       0.00       0.02       0.01      0.03
Distributions from Capital Gains                  0.00        0.76       0.51       1.60       0.77      0.84
In Excess of Capital Gains                        1.07        0.00       0.00       0.00       0.00      0.00
--------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                               1.07        0.76       0.51       1.62       0.78      0.87
--------------------------------------------------------------------------------------------------------------
Net Asset Value-End of Period                   $ 3.08      $ 8.47     $ 6.75     $ 5.15     $ 6.06    $ 5.44
==============================================================================================================

TOTAL RETURN                                  (56.43%)      38.42%  42.06%(e)     13.42%     28.14%    20.23%

RATIOS
Net Assets-End of Period
  ($000 Omitted)                            $1,251,042  $2,008,680 $1,232,908   $747,739   $709,220  $596,726
Ratio of Expenses to
  Average Net Assets(f)                          1.16%    1.02%      1.03%(g)      1.04%      1.07%     1.05%
Ratio of Net
Investment Income (Loss) to
  Average Net Assets                           (0.96%)     (0.63%)  (0.08%)(g)      0.37%      0.22%     0.64%
Portfolio Turnover Rate                          1.29%        168%     134%(e)       153%       286%      207%

(a)  From September 1, 1998 to July 31, 1999.
(b) The per share information was computed based on average shares for the year ended July 31, 2001.
(c) Net Investment Income aggregated less than $0.01 on a per share basis for the year ended July 31, 2000 and the period ended July 31, 1999.
(d) Distributions in Excess of Net Investment Income aggregated less than $0.01 on a per share basis for the year ended July 31, 2000 and the period ended July 31, 1999.
(e) Based on operations for the period shown and, accordingly, is not representative of a full year.
(f) Ratio is based on Total Expenses of the Class, which is before any expense offset arrangements (which may include custodian, distribution and transfer agent fees).
(g)  Annualized



                                                       YEAR ENDED           PERIOD ENDED     PERIOD ENDED
                                                          JULY 31                JULY 31         APRIL 30
---------------------------------------------------------------------------------------------------------

GROWTH & INCOME FUND-INVESTOR CLASS                 2001           2000          1999(a)          1999(b)
PER SHARE DATA
Net Asset Value-Beginning of Period               $18.93         $15.37           $14.54           $10.00
---------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Loss(c)                            (0.00)         (0.00)           (0.00)           (0.00)
Net Gains or (Losses) on Securities
   (Both Realized and Unrealized)                 (7.93)           4.60             0.83             5.22
---------------------------------------------------------------------------------------------------------
TOTAL FROM  INVESTMENT OPERATIONS                 (7.93)           4.60             0.83             5.22
---------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
Distributions from Capital Gains                   0.00            1.04             0.00             0.68
In Excess of Capital Gains                         0.79            0.00             0.00             0.00
---------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                0.79            1.04             0.00             0.68
---------------------------------------------------------------------------------------------------------
Net Asset Value-End of Period                    $10.21          $18.93           $15.37           $14.54
=========================================================================================================

TOTAL RETURN                                   (43.25%)          30.79%         5.71%(d)        53.07%(d)

RATIOS
Net Assets-End of Period
   ($000 Omitted)                               $88,409        $200,584          $61,316          $53,994
Ratio of Expenses to Average
   Net Assets(e)(f)                               1.51%           1.46%         1.52%(g)         1.52%(g)
Ratio of Net Investment Loss to
   Average Net Assets (f)                       (0.99%)        (0.85%)       (0.45%)(g)       (0.25%)(g)
Portfolio Turnover Rate                           2.18%            177%           46%(d)          121%(d)

(a)  From May 1, 1999 to July 31, 1999.
(b)  From July 1, 1998,  commencement  of  investment  operations,  to April 30,
     1999.
(c) Net Investment Loss aggregated less than $0.01 on a per share basis for the years ended July 31, 2001 and 2000 and the periods ended July 31, 1999 and April 30, 1999.
(d) Based on operations for the period shown and, accordingly, is not representative of a full year.
(e) Ratio is based on Total Expenses of the Class, less Expenses Absorbed by INVESCO, which is before any expense offset arrangements (which may include custodian fees).
(f) Various expenses of the Class were voluntarily absorbed by INVESCO for the years ended July 31, 2001 and 2000 and the periods ended July 31, 1999 and April 30, 1999. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 1.69%, 1.46%, 1.75% (annualized) and 1.71% (annualized) respectively, and ratio of net investment loss to average net assets would have been (1.17%), (0.85%), (0.68%) (annualized) and (0.44%) (annualized), respectively.
(g)  Annualized



                                               YEAR          PERIOD
                                              ENDED           ENDED
                                            JULY 31         JULY 31            YEAR ENDED MAY 31
----------------------------------------------------------------------------------------------------
SMALL COMPANY GROWTH FUND-              2001        2000    1999(a)       1999       1998      1997
   INVESTOR CLASS
PER SHARE DATA
Net Asset Value-
   Beginning of Period                $18.50      $13.61     $12.08     $11.90     $12.82    $14.38
----------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS(b)
Net Investment Income (Loss)(c)       (0.04)      (0.00)       0.00       0.00     (0.06)    (0.07)
Net Gains or (Losses) on Securities
   (Both Realized and Unrealized)     (4.77)        6.88       1.53       1.35       2.56    (0.96)
----------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS      (4.81)        6.88       1.53       1.35       2.50    (1.03)
----------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
DISTRIBUTIONS FROM CAPITAL GAINS        0.93        1.99       0.00       1.17       3.42      0.53
In Excess of Capital Gains              0.93        0.00       0.00       0.00       0.00      0.00
----------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                     0.93        1.99       0.00       1.17       3.42      0.53
----------------------------------------------------------------------------------------------------
Net Asset Value-End of Period         $12.76      $18.50     $13.61     $12.08     $11.90    $12.82
====================================================================================================

TOTAL RETURN                        (26.53%)      53.55%  12.67%(d)     12.91%     22.65%   (7.08%)

RATIOS
Net Assets-End of Period
   ($000 Omitted)                 $1,395,113  $1,440,445   $452,861   $318,109   $272,619  $294,259
Ratio of Expenses to
  Average Net Assets(e)(f)             1.29%       1.20%   1.50%(g)      1.51%      1.48%     1.52%
Ratio of Net Investment Loss
   to Average Net Assets(f)          (0.28%)     (0.34%) (0.69%)(g)    (0.58%)    (0.42%)   (0.55%)
Portfolio Turnover Rate                 112%        186%     41%(d)       203%       158%      216%

(a)  From June 1, 1999 to July 31, 1999.
(b) The per share information was computed based on average shares for the year ended July 31, 2001.
(c) Net Investment Income (Loss) aggregated less than $0.01 on a per share basis for the year ended July 31, 2000, the period ended July 31, 1999 and the year ended May 31, 1999.
(d) Based on operations for the period shown and, accordingly, is not representative of a full year.
(e) Ratio is based on Total Expenses of the Class, less Expenses Absorbed by INVESCO, if applicable, which is before any expense offset arrangements (which may include custodian, distribution and transfer agent fees).
(f) Various expenses of the Class were voluntarily absorbed by INVESCO for the year ended July 31, 2000, the period ended July 31, 1999 and for the years ended May 31, 1999 and 1997. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 1.21%, 1.62% (annualized), 1.59% and 1.54%, respectively, and ratio of net investment loss to average net assets would have been (0.35%), (0.81%) (annualized), (0.66%) and (0.57%), respectively.
(g)  Annualized

                                                                          PERIOD
                                                                           ENDED
                                                 YEAR ENDED JULY 31      JULY 31
--------------------------------------------------------------------------------
                                       2001       2000       1999        1998(a)
S&P 500 INDEX FUND-INVESTOR CLASS
PER SHARE DATA
Net Asset Value-Beginning of Period    $15.36     $14.39     $12.14       $10.00
--------------------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS
Net Investment Income                    0.10       0.11       0.14         0.07
Net Gains or (Losses) on Securities
  (Both Realized and Unrealized)       (2.39)       1.09       2.29         2.14
--------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS       (2.29)       1.20       2.43         2.21
--------------------------------------------------------------------------------
LESS DISTRIBUTIONS
Dividends from Net Investment Income     0.10       0.11       0.13         0.07
Distributions from Capital Gains         0.00       0.10       0.05         0.00
In Excess of Capital Gains               0.19       0.02       0.00         0.00
--------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                      0.29       0.23       0.18         0.07
--------------------------------------------------------------------------------
Net Asset Value-End of Period          $12.78     $15.36     $14.39       $12.14
================================================================================

TOTAL RETURN                         (15.07%)      8.34%     20.09%    22.11%(b)

RATIOS
Net Assets-End of Period
  ($000 Omitted)                     $116,309    $92,784    $64,613      $15,065
Ratio of Expenses to Average
  Net Assets(c)(d)                      0.63%      0.63%      0.60%     0.62%(e)
Ratio of Net Investment Income to
  Average Net Assets(d)                 0.75%      0.74%      1.06%     1.52%(e)
Portfolio Turnover Rate                   43%        13%         2%     0%(b)(f)

(a) From December 23, 1997, commencement of investment operations, through July 31, 1998.
(b) Based on operations for the period shown and, accordingly, is not representative of a full year.
(c) Ratio is based on Total Expenses of the Class, less Expenses Absorbed by INVESCO, which is before any expense offset arrangements (which may include custodian fees).
(d) Various expenses of the Class were voluntarily absorbed by INVESCO for the years ended July 31, 2001, 2000 and 1999 and the period ended July 31, 1998. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 0.99%, 0.95%, 0.99% and 1.71% (annualized), respectively, and ratio of net investment income to average net assets would have been 0.39%, 0.43%, 0.67% and 0.43% (annualized), respectively.
(e)  Annualized
(f) Portfolio Turnover Rate calculated to less than 0.10% for the period ended July 31, 1998.


                                                                          PERIOD
                                                                           ENDED
                                                 YEAR ENDED JULY 31      JULY 31        YEAR ENDED AUGUST 31
----------------------------------------------------------------------------------------------------------------
VALUE EQUITY FUND-INVESTOR CLASS                  2001        2000      1999(a)       1998       1997      1996
PER SHARE DATA
Net Asset Value-
   Beginning of Period                          $25.15      $29.61       $25.68     $28.30      $22.24   $19.53
----------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                             0.11        0.11         0.17       0.26        0.35     0.35
Net Gains or (Losses) on Securities
   (Both Realized and Unrealized)               (0.15)      (1.96)         6.25     (0.43)        6.62     3.09
----------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                (0.04)      (1.85)         6.42     (0.17)        6.97     3.44
----------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
Dividends from Net Investment Income(b)           0.11        0.11         0.17       0.26        0.35     0.35
Distributions from Capital Gains                  3.81        2.50         2.32       2.19        0.56     0.38
----------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                               3.92        2.61         2.49       2.45        0.91     0.73
----------------------------------------------------------------------------------------------------------------
Net Asset Value-End of Period                   $21.19      $25.15       $29.61     $25.68      $28.30   $22.24
================================================================================================================

TOTAL RETURN                                     0.20%     (6.52%)    25.41%(c)    (1.06%)      32.04%   17.77%

RATIOS
Net Assets-End of Period
   ($000 Omitted)                             $198,905    $248,944     $369,982   $349,984    $369,766 $200,046
Ratio of Expenses to
   Average Net Assets(d)(e)                      1.31%       1.31%     1.27%(f)      1.15%       1.04%    1.01%
Ratio of Net Investment Income to
   Average Net Assets(e)                         0.48%       0.40%     0.63%(f)      0.86%       1.35%    1.64%
Portfolio Turnover Rate                            54%         67%       22%(c)        48%         37%      27%

(a)  From September 1, 1998 to July 31, 1999.
(b) Distributions in Excess of Net Investment Income aggregated less than $0.01 on a per share basis for the years ended July 31, 2001 and 2000, the period ended July 31, 1999 and the year ended August 31, 1998.
(c) Based on operations for the period shown and, accordingly, is not representative of a full year.
(d) Ratio is based on Total Expenses of the Class, less Expenses Absorbed by INVESCO, if applicable, which is before any expense offset arrangements (which may include custodian and transfer agent fees).
(e) Various expenses of the Class were voluntarily absorbed by INVESCO for the years ended July 31, 2001 and 2000, the period ended July 31, 1999 and the year ended August 31, 1998. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 1.53%, 1.44%, 1.38% (annualized) and 1.19%, respectively, and ratio of net investment income to average net assets would have been 0.26%, 0.27%, 0.52% (annualized) and 0.82%, respectively.
(f)  Annualized

NOVEMBER 30, 2001

INVESCO STOCK FUNDS, INC.
INVESCO DYNAMICS FUND - INVESTOR CLASS
INVESCO ENDEAVOR FUND - INVESTOR CLASS
INVESCO GROWTH FUND - INVESTOR CLASS (FORMERLY, INVESCO BLUE CHIP GROWTH FUND) INVESCO GROWTH & INCOME FUND - INVESTOR CLASS
INVESCO SMALL COMPANY GROWTH FUND - INVESTOR CLASS
INVESCO S&P 500 INDEX FUND - INVESTOR CLASS
INVESCO VALUE EQUITY FUND - INVESTOR CLASS

You may obtain additional information about the Funds from several sources.

FINANCIAL REPORTS. Although this Prospectus describes the Funds' anticipated investments and operations, the Funds also prepare annual and semiannual reports that detail the Funds' actual investments at the report date. These reports include discussion of each Fund's recent performance, as well as market and general economic trends affecting each Fund's performance. The annual report also includes the report of the Funds' independent accountants.

STATEMENT OF ADDITIONAL INFORMATION. The SAI dated November 30, 2001 is a supplement to this Prospectus, and has detailed information about the Funds and their investment policies and practices. A current SAI for the Funds is on file with the Securities and Exchange Commission and is incorporated into this Prospectus by reference; in other words, the SAI is legally a part of this Prospectus, and you are considered to be aware of the contents of the SAI.

INTERNET. The current Prospectus of the Funds may be accessed through the INVESCO Web site at invescofunds.com. In addition, the Prospectus, SAI, annual report and semiannual report of the Funds are available on the SEC Web site at www.sec.gov.

To obtain a free copy of the current Prospectus, SAI, annual report or semiannual report, write to INVESCO Distributors, Inc., P.O. Box 173706, Denver, Colorado 80217-3706; or call 1-800-525-8085. Copies of these materials are also available (with a copying charge) from the SEC's Public Reference Section at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 1-202-942-8090 or by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Funds are 811-1474 and 002-26125.





811-1474

PROSPECTUS | NOVEMBER 30, 2001
--------------------------------------------------------------------------------
YOU SHOULD KNOW WHAT INVESCO KNOWS(R)
--------------------------------------------------------------------------------
INVESCO STOCK FUNDS, INC.

INVESCO DYNAMICS FUND-INSTITUTIONAL CLASS

A NO-LOAD CLASS OF SHARES OF A MUTUAL FUND DESIGNED FOR INVESTORS SEEKING LONG-TERM CAPITAL GROWTH.

TABLE OF CONTENTS

Investment Goals, Strategies And Risks...................36
Fund Performance.........................................37
Fees And Expenses........................................38
Investment Risks.........................................38
Principal Risks Associated With The Fund.................39
Temporary Defensive Positions............................40
Fund Management..........................................41
Portfolio Manager........................................41
Potential Rewards........................................41
Share Price..............................................42
How To Buy Shares........................................42
Your Account Services....................................45
How To Sell Shares.......................................45
Taxes....................................................47
Dividends And Capital Gain Distributions.................47
Financial Highlights.....................................49

[INVESCO ICON] INVESCO(R)

The Securities and Exchange Commission has not approved or disapproved the shares of this Fund. Likewise, the Commission has not determined if this Prospectus is truthful or complete. Anyone who tells you otherwise is committing a federal crime.

INVESCO Funds Group, Inc. ("INVESCO") is the investment adviser for the Fund. Together with our affiliated companies, we at INVESCO direct all aspects of the management of the Fund.

This Prospectus contains important information about the Fund's Institutional Class shares, which are offered only to institutional investors and qualified retirement plans. The Fund also offers one or more additional classes of shares through separate prospectuses. Each of the Fund's classes has varying expenses, with resulting effects on their performance. You can choose the class of shares that is best for you, based on how much you plan to invest and other relevant factors discussed in "How To Buy Shares." To obtain additional information about other classes of shares, contact INVESCO Distributors, Inc. ("IDI") at 1-800-328-2234.

THIS PROSPECTUS WILL TELL YOU MORE ABOUT:

[KEY ICON] INVESTMENT GOALS & STRATEGIES
[ARROWS ICON] POTENTIAL INVESTMENT RISKS
[GRAPH ICON] PAST PERFORMANCE
[INVESCO ICON] WORKING WITH INVESCO
--------------------------------------------------------------------------------

[KEY ICON][ARROWS ICON] INVESTMENT GOALS, STRATEGIES AND RISKS

FOR MORE DETAILS ABOUT THE FUND'S CURRENT INVESTMENTS AND MARKET OUTLOOK, PLEASE SEE THE MOST RECENT ANNUAL OR SEMIANNUAL REPORT.

The Fund seeks to make your investment grow. It is actively managed. The Fund invests primarily in equity securities that INVESCO believes will rise in price faster than other securities, as well as in options and other investments whose values are based upon the values of equity securities.

The Fund invests primarily in common stocks of mid-sized companies. We define mid-sized companies as companies that are included in the Russell Mid-Cap Growth Index at the time of purchase, or if not included in that Index, have market capitalizations of between $2.5 billion and $15 billion at the time of purchase. The scope of the Index varies with market performance of the companies in the Index. At October 31, 2001, the smallest company in the Index had a market capitalization of $237.4 million and the largest had a market capitalization of $13.3 billion. The Fund also has the flexibility to invest in other types of securities, including preferred stocks, convertible securities and bonds.

The core of the Fund's portfolio is invested in securities of established companies that are leaders in attractive growth markets with a history of strong returns. The remainder of the portfolio is invested in securities of companies that show accelerating growth, driven by product cycles, favorable industry or sector conditions and other factors that INVESCO believes will lead to rapid sales or earnings growth.

The Fund is managed in the growth style. At INVESCO, growth investing starts with research from the "bottom up," and focuses on company fundamentals and growth prospects.

We seek securities for the Fund that meet the following standards:
o EXCEPTIONAL GROWTH: The markets and industries they represent are growing significantly faster than the economy as a whole.
o LEADERSHIP: They are leaders -- or emerging leaders -- in these markets, securing their positions through technology, marketing, distribution or some other innovative means.
o FINANCIAL VALIDATION: Their returns -- in the form of sales unit growth, rising operating margins, internal funding and other factors -- demonstrate exceptional growth and leadership.

Growth investing may be more volatile than other investment styles because growth stocks are more sensitive to investor perceptions of an issuing company's growth potential. Growth-oriented funds typically will underperform value-oriented funds when investor sentiment favors the value investing style.

The Fund's strategy relies on many short-term factors including current information about a company, investor interest, price movements of a company's securities and general market and monetary conditions. Consequently, the Fund's investments may be bought and sold relatively frequently.

While the Fund generally invests in mid-sized companies, the Fund sometimes invests in the securities of smaller companies. The prices of these securities tend to move up and down more rapidly than the securities prices of larger, more established companies, and the price of Fund shares tends to fluctuate more than it would if the Fund invested in the securities of larger companies.

At any given time, the Fund may be subject to sector risk. Companies that have similar lines of business (for example, financial services, health or technology) are grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. The Fund is not limited with respect to sectors in which it can invest. If the portfolio managers allocate more of their respective Funds' portfolio holding to a particular economic sector, the Fund's overall performance will be more susceptible to the economic, business or other developments which generally affect that sector. The Fund can still be diversified, even if it is heavily weighted in one or more sectors.

In addition to sector risk, the Fund is subject to other principal risks such as market, liquidity, counterparty, foreign securities, and lack of timely information risks. These risks are described and discussed later in the Prospectus under the headings "Investment Risks" and "Principal Risks Associated With The Fund." An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. As with any mutual fund, there is always a risk that you may lose money on your investment in the Fund.

[KEY ICON] FUND PERFORMANCE

Since the Fund's Institutional Class shares were not offered until May 19, 2000, the bar chart below shows the Fund's Investor Class shares' actual yearly performance (commonly known as its "total return") for the years ended December 31 since inception. Investor Class shares are not offered in this Prospectus. INVESTOR CLASS AND INSTITUTIONAL CLASS RETURNS WOULD BE SIMILAR BECAUSE BOTH CLASSES OF SHARES INVEST IN THE SAME PORTFOLIO OF SECURITIES. THE RETURNS OF THE CLASSES WOULD DIFFER, HOWEVER, TO THE EXTENT OF DIFFERING LEVELS OF EXPENSES. IN THIS REGARD, THE BAR CHART AND THE TABLE REFLECT AN ASSET BASED SALES CHARGE OF 0.25% OF NET ASSETS THAT IS NOT APPLICABLE TO THE INSTITUTIONAL CLASS. The table below shows average annual total returns for various periods ended December 31, 2000 for the Fund's Investor Class shares compared to the S&P MidCap 400 Index. The information in the chart and table illustrates the variability of the Fund's Investor Class shares' total return and how its performance compared to a broad measure of market performance. Remember, past performance does not indicate how the Fund will perform in the future.

--------------------------------------------------------------------------------
                         DYNAMICS FUND - INVESTOR CLASS
                      ACTUAL ANNUAL TOTAL RETURN(1),(2),(3)
--------------------------------------------------------------------------------
                                [GRAPHIC OMITTED]
   '91      '92     '93     '94      '95     '96     '97     '98     '99     '00
67.00%   13.15%  19.10%  (1.95%)  37.55%  15.65%  24.09%  23.25%  71.80% (7.75%)
--------------------------------------------------------------------------------

Best Calendar Qtr.     12/99   38.83%
Worst Calendar Qtr.    12/00  (25.23%)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                   AVERAGE ANNUAL TOTAL RETURN
                                                           AS OF 12/31/00
--------------------------------------------------------------------------------
                                                1 YEAR      5 YEARS     10 YEARS
Dynamics Fund - Investor Class(1),(2),(3)       (7.76%)     22.89%      23.87%
S&P MidCap 400 Index(4)                         17.50%      20.41%      19.86%

(1) Total return figures include reinvested dividends and capital gain distributions and the effect of the Fund's expenses.
(2) The returns are for Investor Class shares that are not offered in this Prospectus. Total returns of Institutional Class shares will differ only to the extent that the classes do not have the same expenses.

(3) The return for Investor Class shares of Dynamics Fund year-to-date as of the calendar quarter ended September 30, 2001 was (48.63%).

(4) The S&P MidCap 400 Index is an unmanaged index indicative of domestic mid-capitalization stocks. Please keep in mind that the index does not pay brokerage, management, or administrative expenses, all of which are paid by the Fund and are reflected in its annual returns.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Fund.

SHAREHOLDER FEES PAID DIRECTLY FROM YOUR ACCOUNT

You pay no fees to purchase Institutional Class shares of the Fund, to exchange to another INVESCO fund, or to sell your shares. Accordingly, no fees are paid directly from your shareholder account.

ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS

DYNAMICS FUND-INSTITUTIONAL CLASS
Management Fees                                 0.44%
Distribution and Service (12b-1) Fees           None
Other Expenses(1)                               0.33%
                                                -----
Total Annual Fund Operating Expenses(1)         0.77%
                                                =====

(1) The Fund's actual Other Expenses and Total Annual Fund Operating Expenses were lower than the figures shown because its custodian fees were reduced under an expense offset arrangement.

EXAMPLE

The Example is intended to help you compare the cost of investing in the Institutional Class shares of the Fund to the cost of investing in other mutual funds.

The Example assumes that you invested $10,000 in the Institutional Class shares of the Fund for the time periods indicated and redeem all of your shares at the end of each period. The Example also assumes that your investment had a hypothetical 5% return each year and that the Fund's Institutional Class shares' operating expenses remain the same. Although the actual costs and performance of the Fund's Institutional Class shares may be higher or lower, based on these assumptions your costs would be:

               1 YEAR    3 YEARS    5 YEARS    10 YEARS
               $79       $246       $428       $954


[ARROWS ICON] INVESTMENT RISKS

BEFORE INVESTING IN THE FUND, YOU SHOULD DETERMINE THE LEVEL OF RISK WITH WHICH YOU ARE COMFORTABLE. TAKE INTO ACCOUNT FACTORS LIKE YOUR AGE, CAREER, INCOME LEVEL, AND TIME HORIZON.

You should determine the level of risk with which you are comfortable before you invest. The principal risks of investing in any mutual fund, including the Fund, are:

NOT INSURED. Mutual funds are not insured by the FDIC or any other government agency, unlike bank deposits such as CDs or savings accounts.

NO GUARANTEE. No mutual fund can guarantee that it will meet its investment objectives.

POSSIBLE LOSS OF INVESTMENT. A mutual fund cannot guarantee its performance, nor assure you that the market value of your investment will increase. You may lose the money you invest, and the Fund will not reimburse you for any of these losses.

VOLATILITY. The price of your mutual fund shares will increase or decrease with changes in the value of the Fund's underlying investments and changes in the equity markets as a whole.

NOT A COMPLETE INVESTMENT PLAN. An investment in any mutual fund does not constitute a complete investment plan. The Fund is designed to be only a part of your personal investment plan.

[ARROWS ICON] PRINCIPAL RISKS ASSOCIATED WITH THE FUND

You should consider the special risk factors discussed below associated with the Fund's policies in determining the appropriateness of investing in the Fund. See the Statement of Additional Information for a discussion of additional risk factors.

MARKET RISK
Equity stock prices vary and may fall, thus reducing the value of the Fund's investments. Certain stocks selected for the Fund's portfolio may decline in value more than the overall stock market. In general, the securities of large businesses are less volatile than those of mid-size businesses or small businesses.

LIQUIDITY RISK
The Fund's portfolio is liquid if the Fund is able to sell the securities it owns at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security. Investments in smaller companies or in foreign companies or companies in emerging markets are subject to a variety of risks, including potential lack of liquidity.

COUNTERPARTY RISK
This is a risk associated primarily with repurchase agreements and some derivatives transactions. It is the risk that the other party in the transaction will not fulfill its contractual obligation to complete the transaction with the Fund.

FOREIGN SECURITIES RISKS
Investments in foreign and emerging markets carry special risks, including currency, political, regulatory and diplomatic risks. The Fund may invest up to 25% of its assets in securities of non-U.S. issuers. Securities of Canadian issuers and American Depository Receipts are not subject to this 25% limitation.

     CURRENCY RISK. A change in the exchange rate between U.S. dollars and a foreign currency may reduce the value of the Fund's investment in a security valued in the foreign currency, or based on that currency value.

     POLITICAL RISK. Political actions, events or instability may result in unfavorable changes in the value of a security.

     REGULATORY RISK. Government regulations may affect the value of a security. In foreign countries, securities markets that are less regulated than those in the U.S. may permit trading practices that are not allowed in the U.S.

     DIPLOMATIC RISK. A change in diplomatic relations between the U.S. and a foreign country could affect the value or liquidity of investments.

     EUROPEAN ECONOMIC AND MONETARY UNION. Austria, Belgium, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, The Netherlands, Portugal and Spain are presently members of the European Economic and Monetary Union (the "EMU"), which has adopted the euro as a common currency. The national currencies will be sub-currencies of the euro until July 1, 2002, at which time these currencies will disappear entirely. Other European countries may adopt the euro in the future.

     As the euro is implemented, there may be changes in the relative strength and value of the U.S. dollar and other major currencies, as well as possible adverse tax consequences. The euro transition by EMU countries may affect the fiscal and monetary levels of those participating countries. The outcome of these and other uncertainties could have unpredictable effects on trade and commerce and result in increased volatility for all financial markets.

LACK OF TIMELY INFORMATION RISK
Timely information about a security or its issuer may be unavailable, incomplete or inaccurate. This risk is more common to securities issued by foreign companies and companies in emerging markets than it is to the securities of U.S.-based companies.

            -------------------------------------------------------

Although the Fund generally invests in publicly traded equity securities of growing companies, the Fund also may invest in other types of securities and other financial instruments indicated in the chart below. Although these investments typically are not part of the Fund's principal investment strategy, they may constitute a significant portion of the Fund's portfolio, thereby possibly exposing the Fund and its investors to the following additional risks.

--------------------------------------------------------------------------------
INVESTMENT                                              RISKS
--------------------------------------------------------------------------------
AMERICAN DEPOSITORY RECEIPTS (ADRS)
These are securities issued by U.S. banks               Market,
that represent shares of foreign                        Information,
corporations held by those banks.                       Political,
Although traded in U.S. securities                      Regulatory,
markets and valued in U.S. dollars, ADRs                Diplomatic,
carry most of the risks of investing                    Liquidity and
directly in foreign securities.                         Currency Risks
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS
A contract under which the seller of a                  Counterparty Risk
security agrees to buy it back at an
agreed-upon price and time in the future.
--------------------------------------------------------------------------------

[ARROWS ICON] TEMPORARY DEFENSIVE POSITIONS

When securities markets or economic conditions are unfavorable or unsettled, we might try to protect the assets of the Fund by investing in securities that are highly liquid, such as high-quality money market instruments like short-term U.S. government obligations, commercial paper or repurchase agreements, even though that is not the normal investment strategy of the Fund. We have the right to invest up to 100% of the Fund's assets in these securities, although we are unlikely to do so. Even though the securities purchased for defensive purposes often are considered the equivalent of cash, they also have their own risks. Investments that are highly liquid or comparatively safe tend to offer lower returns. Therefore, the Fund's performance could be comparatively lower if it concentrates in defensive holdings.

[INVESCO ICON] FUND MANAGEMENT

INVESCO IS A SUBSIDIARY OF AMVESCAP PLC, AN INTERNATIONAL INVESTMENT MANAGEMENT COMPANY THAT MANAGES MORE THAN $361.3 BILLION IN ASSETS WORLDWIDE. AMVESCAP IS BASED IN LONDON, WITH MONEY MANAGERS LOCATED IN EUROPE, NORTH AND SOUTH AMERICA, AND THE FAR EAST.

INVESTMENT ADVISER

INVESCO, located at 4350 South Monaco Street, Denver, Colorado, is the investment adviser of the Fund. INVESCO was founded in 1932 and manages over $26 billion for more than 3,149,656 shareholder accounts of 47 INVESCO mutual funds. INVESCO performs a wide variety of other services for the Fund, including administrative and transfer agency functions (the processing of purchases, sales and exchanges of Fund shares).

A wholly owned subsidiary of INVESCO, IDI is the Fund's distributor and is responsible for the sale of the Fund's shares.

INVESCO and IDI are subsidiaries of AMVESCAP PLC.

INVESCO and IDI have been named as defendants in a case (naming 26 mutual fund groups as defendants) filed in United States District Court in East St. Louis, Illinois on June 22, 2001, on behalf of a shareholder of the INVESCO Dynamics Fund and three other funds not offered in this Prospectus, INVESCO Telecommunications, INVESCO Leisure and INVESCO Technology Funds, alleging that certain advisory and distribution fees paid by those Funds were excessive. INVESCO and IDI believe that there are valid defenses to the claims asserted and are continuing to evaluate the case. INVESCO and IDI plan to defend the claims vigorously.

The following table shows the fee the Fund paid to INVESCO for its advisory services in the fiscal year ended July 31, 2001.

--------------------------------------------------------------------------------
                                       ADVISORY FEE AS A PERCENTAGE OF
     FUND                        AVERAGE ANNUAL NET ASSETS UNDER MANAGEMENT
--------------------------------------------------------------------------------

     Dynamics Fund                                  0.44%

[INVESCO ICON] PORTFOLIO MANAGER

The following individual is primarily responsible for the day-to-day management of the Fund's portfolio holdings:

TIMOTHY J. MILLER, Chief Investment Officer and a director and senior vice president of INVESCO, is the portfolio manager of the Fund. Before joining INVESCO in 1992, Tim was a portfolio manager with Mississippi Valley Advisors. He is a Chartered Financial Analyst. Tim holds an M.B.A. from the University of Missouri--St. Louis and a B.S.B.A. from St. Louis University.

[INVESCO ICON] POTENTIAL REWARDS

NO SINGLE FUND SHOULD REPRESENT YOUR COMPLETE INVESTMENT PROGRAM NOR SHOULD YOU ATTEMPT TO USE THE FUND FOR SHORT-TERM TRADING PURPOSES.

The Fund offers shareholders the potential to increase the value of their capital over time. Like most mutual funds, the Fund seeks to provide higher returns than the market or its competitors, but cannot guarantee that performance. The Fund seeks to minimize risk by investing in many different companies in a variety of industries.

SUITABILITY FOR INVESTORS
Only you can determine if an investment in the Fund is right for you based upon your own economic situation, the risk level with which you are comfortable and other factors. In general, the Fund is most suitable for investors who:
o are willing to grow their  capital over the long-term  (at least five  years).
o understand that shares of the Fund can, and likely will, have daily price fluctuations.
o are investing through tax-deferred retirement accounts, such as Traditional and Roth Individual Retirement Accounts ("IRAs"), as well as employer-sponsored qualified retirement plans, including 401(k)s and 403(b)s, all of which have longer investment horizons.

You probably do not want to invest in the Fund if you are:
o primarily seeking current dividend income.
o unwilling to accept potential daily changes in the price of Fund shares.
o speculating on short-term fluctuations in the stock markets.

[INVESCO ICON] SHARE PRICE

CURRENT MARKET VALUE OF FUND ASSETS
+ ACCRUED INTEREST AND DIVIDENDS
- FUND DEBTS,
INCLUDING ACCRUED EXPENSES
--------------------------
/ NUMBER OF SHARES
= YOUR SHARE PRICE (NAV)

The value of your Fund shares is likely to change daily. This value is known as the Net Asset Value per share, or NAV. INVESCO determines the market value of each investment in the Fund's portfolio each day that the New York Stock Exchange ("NYSE") is open, at the close of the regular trading day on that exchange (normally 4:00 p.m. Eastern time). Therefore, shares of the Fund are not priced on days when the NYSE is closed, which generally is on weekends, most national holidays in the U.S. and Good Friday.

NAV is calculated by adding together the current market price of all of the Fund's investments and other assets, including accrued interest and dividends; subtracting the Fund's debts, including accrued expenses; and dividing that dollar amount by the total number of the Fund's outstanding shares.

All purchases, sales and exchanges of Fund shares are made by INVESCO at the NAV next calculated after INVESCO receives proper instructions from you to purchase, redeem or exchange shares of the Fund. Your instructions must be received by INVESCO no later than the close of the NYSE to effect transactions at that day's NAV. If INVESCO hears from you after that time, your instructions will be processed at the NAV calculated at the end of the next day that the NYSE is open.

Foreign securities exchanges, which set the prices for foreign securities held by the Fund, are not always open the same days as the NYSE, and may be open for business on days the NYSE is not. For example, Thanksgiving Day is a holiday observed by the NYSE and not by overseas exchanges. In this situation, the Fund would not calculate NAV on Thanksgiving Day (and INVESCO would not buy, sell or exchange shares for you on that day), even though activity on foreign exchanges could result in changes in the value of investments held by the Fund on that day.

[INVESCO ICON] HOW TO BUY SHARES

TO BUY SHARES AT THAT DAY'S CLOSING PRICE, YOU MUST CONTACT US BEFORE THE CLOSE OF THE NYSE, NORMALLY, 4:00 P.M. EASTERN TIME.

The Fund offers multiple classes of shares. The chart in this section shows several convenient ways to invest in the Institutional Class shares of the Fund. A share of each class represents an identical interest in the Fund and has the same rights, except that each class bears its own distribution and shareholder servicing charges, and other expenses. The income attributable to each class and the dividends payable on the shares of each class will be reduced by the amount of the distribution fee or service fee, if applicable, and the other expenses payable by that class.

There is no charge to invest, exchange or redeem shares when you make transactions directly through INVESCO. However, if you invest in the Fund through a securities broker or any other third party, you may be charged a commission or transaction fee for either purchases or sales of Fund shares. For all new accounts, please send a completed application form, and specify the fund or funds and the class or classes of shares you wish to purchase.

INVESCO reserves the right to increase, reduce or waive the Fund's minimum investment requirements in its sole discretion if it determines this action is in the best interest of the Fund's shareholders. INVESCO will aggregate all of an institutional investor's accounts and sub-accounts for the purpose of meeting the Institutional Class' minimum investment requirements. INVESCO reserves the right in its sole discretion to reject any order to buy the Fund's Institutional Class of shares, including purchases by exchange.

INSTITUTIONAL INVESTORS
        Minimum Initial Investment      $ 10,000,000
        Minimum Balance                 $  5,000,000
        Minimum Subsequent Investment   $  1,000,000

RETIREMENT PLANS OR EMPLOYEE BENEFIT PLANS
        Minimum Total Plan Assets       $100,000,000
        Minimum Initial Investment      $ 10,000,000
        Minimum Balance                 $  5,000,000
        Minimum Subsequent Investment   $  1,000,000

EXCHANGE POLICY. You may exchange your shares in the Fund for shares of the same class in another INVESCO fund on the basis of their respective NAVs at the time of the exchange.

FUND EXCHANGES CAN BE A CONVENIENT WAY FOR YOU TO DIVERSIFY YOUR INVESTMENTS, OR TO REALLOCATE YOUR INVESTMENTS WHEN YOUR OBJECTIVES CHANGE.
`
Before making any exchange, be sure to review the prospectuses of the funds involved and consider the differences between the funds. Also, be certain that you qualify to purchase certain classes of shares in the new fund. An exchange is the sale of shares from one fund immediately followed by the purchase of shares in another. Therefore, any gain or loss realized on the exchange is recognizable for federal income tax purposes (unless, of course, you or your account qualifies as tax-deferred under the Internal Revenue Code). If the shares of the fund you are selling have gone up in value since you bought them, the sale portion of an exchange may result in taxable income to you.

We have the following policies governing exchanges:
o Both fund accounts involved in the exchange must be registered in exactly the same name(s) and Social Security or federal tax I.D. number(s).
o  You may make up to four exchanges out of the Fund per 12-month period.
o The Fund reserves the right to reject any exchange request, or to modify or terminate the exchange policy, if it is in the best interests of the Fund and its shareholders. Notice of all such modifications or terminations that affect all shareholders of the Fund will be given at least 60 days prior to the effective date of the change, except in unusual instances, including a suspension of redemption of the exchanged security under Section 22(e) of the Investment Company Act of 1940.

In addition, the ability to exchange may be temporarily suspended at any time that sales of the fund into which you wish to exchange are temporarily stopped.

Please remember that if you pay by check, Automated Clearing House ("ACH"), or wire and your funds do not clear, you will be responsible for any related loss to the Fund or INVESCO. If you are already an INVESCO funds shareholder, the Fund may seek reimbursement for any loss from your existing account(s).

CHOOSING A SHARE CLASS. In deciding which class of shares to purchase, you should consider, among other things, (i) the length of time you expect to hold your shares, (ii) the provisions of the distribution plan applicable to the class, if any, (iii) the eligibility requirements that apply to purchases of a particular class, and (iv) any services you may receive in making your investment determination. Institutional Class shares are intended for use by institutions such as employee benefit plans, retirement plan sponsors and banks acting for themselves or in a fiduciary or similar capacity. Institutional Class shares of the Fund are available for the collective and common trust funds of banks, banks investing for their own accounts and banks investing for the accounts of public entities (e.g., Taft-Hartley funds, states, cities or government agencies) that do not pay commissions or distribution fees.

METHOD                          INVESTMENT MINIMUM      PLEASE REMEMBER
--------------------------------------------------------------------------------

BY CHECK                        Please refer to         These shares are
Mail to:                        the investment          offered only to
INVESCO Funds Group, Inc.,      minimums                institutional
P.O. Box 17970,                 described on            investors and
Denver, CO 80217.               page 43.                qualified
You  may send your check                                retirement plans.
by overnight courier to:                                These shares are
4350 South Monaco Street                                not available to
Denver, CO 80237.                                       retail investors.
                                                        INVESCO does not
                                                        accept cash, credit
                                                        cards, travelers'
                                                        cheques, credit
                                                        card checks, instant
                                                        loan checks, money
                                                        orders or third party
                                                        checks unless they are
                                                        from another financial
                                                        institution related to
                                                        a retirement plan
                                                        transfer.
--------------------------------------------------------------------------------
BY WIRE                         Please refer to         These shares are
You may send your               the investment          offered only to
payment by                      minimums                institutional
bank wire (call                 described on            investors and
1-800-328-2234 for              page 43.                qualified
instructions).                                          retirement plans.
                                                        These shares are
                                                        not available to
                                                        retail investors.
--------------------------------------------------------------------------------
BY TELEPHONE WITH ACH           Please refer to         These shares are
Call 1-800-328-2234 to          the investment          offered only to
request your purchase.          minimums                institutional
Upon your telephone             described on            investors and
instructions, INVESCO           page 43.                qualified
will move money from                                    retirement plans.
your designated                                         These shares are
bank/credit union                                       not available to
checking or savings                                     retail investors.
account in order to                                     You must forward
purchase shares.                                        your bank account
                                                        information to
                                                        INVESCO prior to
                                                        using this option.

METHOD                          INVESTMENT MINIMUM      PLEASE REMEMBER
--------------------------------------------------------------------------------
BY EXCHANGE                     Please refer to         These shares are
Between the same class          the investment          offered only to
of any two INVESCO              minimums                institutional
funds. Call                     described on            investors and
1-800-328-2234 for              page 43.                qualified
prospectuses of other                                   retirement plans.
INVESCO funds. Exchanges                                These shares are
may be made in writing                                  not available to
or by telephone. You                                    retail investors.
may also establish an                                   See "Exchange
automatic monthly                                       Policy."
exchange service between
two INVESCO funds; call
us for further details
and the correct form.

[INVESCO ICON] YOUR ACCOUNT SERVICES

INVESCO PROVIDES YOU WITH SERVICES DESIGNED TO MAKE IT SIMPLE FOR YOU TO BUY, SELL OR EXCHANGE YOUR SHARES OF ANY INVESCO MUTUAL FUND.

SHAREHOLDER ACCOUNTS. Unless your account is held at a brokerage firm, INVESCO maintains your share account, which contains your current Fund holdings. The Fund does not issue share certificates.

QUARTERLY INVESTMENT SUMMARIES. Each calendar quarter, you will receive a written statement which consolidates and summarizes account activity and value at the beginning and end of the period for each of your INVESCO funds.

TRANSACTION CONFIRMATIONS. You will receive detailed confirmations of individual purchases, exchanges and sales. If you choose certain recurring transaction plans, your transactions are confirmed on your quarterly Investment Summaries.

TELEPHONE TRANSACTIONS. You may buy, exchange and sell Fund shares by telephone, unless you specifically decline these privileges when you fill out the INVESCO new account Application.

YOU CAN CONDUCT MOST TRANSACTIONS AND CHECK ON YOUR ACCOUNT THROUGH OUR TOLL-FREE TELEPHONE NUMBER. YOU MAY ALSO ACCESS PERSONAL ACCOUNT INFORMATION AT OUR WEB SITE, INVESCOFUNDS.COM.

Unless you decline the telephone transaction privileges, when you fill out and sign the new account Application, a Telephone Transaction Authorization Form, or use your telephone transaction privileges, you lose certain rights if someone gives fraudulent or unauthorized instructions to INVESCO that result in a loss to you. In general, if INVESCO has followed reasonable procedures, such as recording telephone instructions and sending written transaction confirmations, INVESCO is not liable for following telephone instructions that it believes to be genuine. Therefore, you have the risk of loss due to unauthorized or fraudulent instructions.

IRAS AND OTHER RETIREMENT PLANS. Shares of any INVESCO mutual fund may be purchased for IRAs and many other types of tax-deferred retirement plans. Please call INVESCO for information and forms to establish or transfer your existing retirement plan or account.

[INVESCO ICON] HOW TO SELL SHARES

The chart in this section shows several convenient ways to sell your Fund shares. Shares of the Fund may be sold at any time at the next NAV calculated after your request to sell is received by INVESCO in proper form. Depending on Fund performance, the NAV at the time you sell your shares may be more or less than the price you paid to purchase your shares.

TO SELL SHARES AT THAT DAY'S CLOSING PRICE, YOU MUST CONTACT US BEFORE 4:00 P.M. EASTERN TIME.

If you own shares in more than one INVESCO fund, please specify the fund whose shares you wish to sell and specify the class of shares. Remember that any sale or exchange of shares in a non-retirement account will likely result in a taxable gain or loss.

While INVESCO attempts to process telephone redemptions promptly, there may be times--particularly in periods of severe economic or market disruption-- when you may experience delays in redeeming shares by telephone.

INVESCO usually forwards the proceeds from the sale of fund shares within seven days after we receive your request to sell in proper form. However, payment may be postponed under unusual circumstances--for instance, if normal trading is not taking place on the NYSE, or during an emergency as defined by the Securities and Exchange Commission. If your INVESCO fund shares were purchased by a check which has not yet cleared, payment will be made promptly when your purchase check does clear; that can take up to 12 business days.

METHOD                          REDEMPTION MINIMUM      PLEASE REMEMBER
--------------------------------------------------------------------------------
BY TELEPHONE                    $250 (or, if less,      INVESCO's
Call us toll-free               full liquidation        telephone
at:                             of the account)         redemption
1-800-328-2234                  for a redemption        privileges may be
                                check.                  modified or
                                                        terminated in the
                                                        future at INVESCO's
                                                        discretion. The
                                                        maximum amount
                                                        which may be
                                                        redeemed by
                                                        telephone is
                                                        generally $25,000.
--------------------------------------------------------------------------------

IN WRITING                      Any amount.             The redemption
Mail your request to                                    request must be
INVESCO Funds Group,                                    signed by all
Inc., P.O. Box                                          registered account
17970, Denver, CO                                       owners. Payment
80217. You may also                                     will be mailed to
send your request by                                    your address as it
overnight courier to                                    appears on
4350 South Monaco Street,                               INVESCO's records,
Denver, CO 80237.                                       or to a bank
                                                        designated by you
                                                        in writing.

--------------------------------------------------------------------------------
PAYMENT TO THIRD                Any amount.             All registered
PARTY                                                   account owners
Mail your request to                                    must sign the
INVESCO Funds Group, Inc.,                              request, with
P.O. Box 17970,                                         signature
Denver, CO 80217.                                       guarantees from an
                                                        eligible guarantor
                                                        financial institution,
                                                        such as a commercial
                                                        bank or a recognized
                                                        national or regional
                                                        securities firm.

[GRAPH ICON] TAXES

Everyone's tax status is unique. We encourage you to consult your own tax adviser on the tax impact to you of investing in the Fund.

TO AVOID BACKUP WITHHOLDING, BE SURE WE HAVE YOUR CORRECT SOCIAL SECURITY OR TAXPAYER IDENTIFICATION NUMBER.

The Fund customarily distributes to its shareholders substantially all of its net investment income, net capital gains and net gains from foreign currency transactions, if any. You receive a proportionate part of these distributions, depending on the percentage of the Fund's shares that you own. These distributions are required under federal tax laws governing mutual funds. It is the policy of the Fund to distribute all investment company taxable income and net capital gains. As a result of this policy and the Fund's qualification as a regulated investment company, it is anticipated that the Fund will not pay any federal income or excise taxes. Instead, the Fund will be accorded conduit or "pass through" treatment for federal income tax purposes.

However, unless you are (or your account is) exempt from income taxes, you must include all dividends and capital gain distributions paid to you by the Fund in your taxable income for federal, state and local income tax purposes. You also may realize capital gains or losses when you sell shares of the Fund at more or less than the price you originally paid. An exchange is treated as a sale, and is a taxable event. Dividends and other distributions usually are taxable whether you receive them in cash or automatically reinvest them in shares of the Fund or other INVESCO funds.

If you have not provided INVESCO with complete, correct tax information, the Fund is required by law to withhold from your distributions, and any money that you receive from the sale of shares of the Fund, backup withholding tax at the rate in effect on the date of the transaction.

Unless your account is held at a brokerage firm, we will provide you with detailed information every year about your dividends and capital gain distributions. Depending on the activity in your individual account, we may also be able to assist with cost basis figures for shares you sell.

[GRAPH ICON] DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

The Fund earns ordinary or investment income from dividends and interest on its investments. The Fund expects to distribute substantially all of this investment income, less Fund expenses, to shareholders annually or at such other times as the Fund may elect.

NET INVESTMENT INCOME AND NET REALIZED CAPITAL GAINS ARE DISTRIBUTED TO SHAREHOLDERS AT LEAST ANNUALLY. DISTRIBUTIONS ARE TAXABLE WHETHER REINVESTED IN ADDITIONAL SHARES OR PAID TO YOU IN CASH (EXCEPT FOR TAX-EXEMPT ACCOUNTS).

The Fund also realizes capital gains or losses when it sells securities in its portfolio for more or less than it had paid for them. If total gains on sales exceed total losses (including losses carried forward from previous years), the Fund has a net realized capital gain. Net realized capital gains, if any, are distributed to shareholders at least annually, usually in November.

Under present federal income tax laws, capital gains may be taxable at different rates, depending on how long the Fund has held the underlying investment. Short-term capital gains which are derived from the sale of assets held one year or less are taxed as ordinary income. Long-term capital gains which are derived from the sale of assets held for more than one year are taxed at up to the maximum capital gains rate, currently 20% for individuals.

Dividends and capital gain distributions are paid to you if you hold shares on the record date of the distribution regardless of how long you have held your shares. The Fund's NAV will drop by the amount of the distribution on the day the distribution is declared. If you buy shares of the Fund just before a distribution is declared, you may wind up "buying a distribution." This means that if the Fund declares a dividend or capital gain distribution shortly after you buy, you will receive some of your investment back as a taxable distribution. Although purchasing your shares at the resulting higher NAV may mean a smaller capital gain or greater loss upon sale of the shares, most shareholders want to avoid the purchase of shares immediately before the distribution record date. However, keep in mind that your basis in the Fund will be increased to the extent such distributions are reinvested in the Fund. If you sell your shares of the Fund at a loss for tax purposes and then replace those shares with a substantially identical investment either 30 days before or after that sale, the transaction is usually considered a "wash sale" and you will not be able to claim a tax loss.

Dividends and capital gain distributions paid by the Fund are automatically reinvested in additional Fund shares at the NAV on the ex-distribution date, unless you choose to have them automatically reinvested in another INVESCO fund or paid to you by check or electronic funds transfer. Dividends and other distributions, whether received in cash or reinvested in additional Fund shares, are generally subject to federal income tax.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of Institutional Class shares of the Fund for the period of the Fund's Institutional Class operations. Certain information reflects financial results for a single Institutional Class share of the Fund. The total returns in the table represent the annual percentages that an investor would have earned (or lost) on an investment in the Institutional Class shares of the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the financial statements, is included in INVESCO Stock Funds, Inc.'s 2001 Annual Report to Shareholders, which is incorporated by reference into the Statement of Additional Information. This Report is available without charge by contacting IDI at the address or telephone number on the back cover of this Prospectus.


                                                     YEAR ENDED     PERIOD ENDED
                                                       JULY 31         JULY 31
--------------------------------------------------------------------------------
DYNAMICS FUND-
  INSTITUTIONAL CLASS                                   2001            2000(a)
PER SHARE DATA
Net Asset Value - Beginning of Period                 $27.87             $24.29
--------------------------------------------------------------------------------
INCOME FROM
  INVESTMENT OPERATIONS(b)
Net Investment Loss                                   (0.07)             (0.02)
Net Gains or (Losses)on Securities
  (Both Realized and Unrealized)                     (10.44)               3.60
--------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                     (10.51)               3.58
--------------------------------------------------------------------------------
LESS DISTRIBUTIONS
DISTRIBUTIONS IN EXCESS OF CAPITAL GAINS               0.08                0.00
================================================================================
Net Asset Value - End of Period                      $17.28              $27.87
================================================================================

TOTAL RETURN                                       (37.78%)           14.74%(c)

RATIOS
Net Assets - End of Period ($000 Omitted)          $11,622              $22,989
Ratio of Expenses to Average Net Assets(d)           0.77%             0.77%(e)
Ratio of Net Investment
 Loss to Average Net Assets                        (0.26%)            (0.22%)(e)
Portfolio Turnover Rate                                55%                75%(f)

(a)  From May 23, 2000,  since  inception of  Institutional  Class,  to July 31,
     2000.
(b) The per share information was computed based on average shares for the year ended July 31, 2001 and the period ended July 31, 2000.
(c) Based on operations for the period shown and, accordingly, is not representative of a full year.
(d) Ratio is based on Total Expenses of the Class, which is before any expense offset arrangements (which may include custodian fees).
(e)  Annualized
(f) Portfolio Turnover is calculated at the Fund level, and therefore represents the year ended July 31, 2000.

NOVEMBER 30, 2001

INVESCO STOCK FUNDS, INC.
INVESCO DYNAMICS FUND--INSTITUTIONAL CLASS

You may obtain additional information about the Fund from several sources.

FINANCIAL REPORTS. Although this Prospectus describes the Fund's anticipated investments and operations, the Fund also prepares annual and semiannual reports that detail the Fund's actual investments at the report date. These reports include discussion of the Fund's recent performance, as well as market and general economic trends affecting the Fund's performance. The annual report also includes the report of the Fund's independent accountants.

STATEMENT OF ADDITIONAL INFORMATION. The SAI dated November 30, 2001 is a supplement to this Prospectus and has detailed information about the Fund and its investment policies and practices. A current SAI for the Fund is on file with the Securities and Exchange Commission and is incorporated into this Prospectus by reference; in other words, the SAI is legally a part of this Prospectus, and you are considered to be aware of the contents of the SAI.

INTERNET. The Prospectus, SAI, annual report and semiannual report of the Fund are available on the SEC Web site at www.sec.gov.

To obtain a free copy of the current Prospectus, SAI, annual report or semiannual report, write to INVESCO Distributors, Inc., P.O. Box 17970, Denver, Colorado 80217; or call 1-800-328-2234. Copies of these materials are also available (with a copying charge) from the SEC's Public Reference Section at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 1-202-942-8090 or by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-1474 and 002-26125.













811-1474                                                     P120  9035  101631

PROSPECTUS | NOVEMBER 30, 2001
--------------------------------------------------------------------------------
YOU SHOULD KNOW WHAT INVESCO KNOWS(R)
--------------------------------------------------------------------------------

INVESCO STOCK FUNDS, INC.

INVESCO S&P 500 INDEX FUND-INSTITUTIONAL CLASS

A NO-LOAD CLASS OF SHARES OF A MUTUAL FUND DESIGNED FOR INVESTORS SEEKING LONG-TERM CAPITAL GROWTH.

TABLE OF CONTENTS

Investment Goals, Strategies And Risks........52
Fund Performance..............................52
Fees And Expenses.............................53
Investment Risks..............................54
Principal Risks Associated With The Fund......54
Temporary Defensive Positions.................55
Fund Management...............................55
Portfolio Managers............................56
Potential Rewards.............................56
Share Price...................................56
How To Buy Shares.............................57
Your Account Services.........................60
How To Sell Shares............................60
Taxes.........................................61
Dividends And Capital Gain Distributions......62
Financial Highlights..........................63


                           [INVESCO ICON] INVESCO(R)

The Securities and Exchange Commission has not approved or disapproved the shares of the Fund. Likewise, the Commission has not determined if this Prospectus is truthful or complete. Anyone who tells you otherwise is committing a federal crime.

INVESCO Funds Group, Inc. ("INVESCO") is the investment adviser for the Fund. Together with our affiliated companies, we at INVESCO direct all aspects of the management and sale of the Fund.

This Prospectus contains important information about the Fund's Institutional Class shares, which are offered only to institutional investors and qualified retirement plans. The Fund also offers one or more additional classes of shares through separate prospectuses. Each of the Fund's classes has varying expenses, with resulting effects on performance. You can choose the class of shares that is best for you, based on how much you plan to invest and other relevant factors discussed in "How To Buy Shares." To obtain additional information about other classes of shares, contact INVESCO Distributors, Inc. ("IDI") at 1-800-328-2234.

THIS PROSPECTUS WILL TELL YOU MORE ABOUT:

[KEY ICON] INVESTMENT GOALS & STRATEGIES
[ARROWS ICON] POTENTIAL INVESTMENT RISKS
[GRAPH ICON] PAST PERFORMANCE
[INVESCO ICON] WORKING WITH INVESCO
--------------------------------------------------------------------------------

[KEY ICON][ARROWS ICON] INVESTMENT GOALS, STRATEGIES AND RISKS

FOR MORE DETAILS ABOUT THE FUND'S CURRENT INVESTMENTS AND MARKET OUTLOOK, PLEASE SEE THE MOST RECENT ANNUAL OR SEMIANNUAL REPORT.

The Fund seeks price performance and income comparable to the Standard & Poor's 500 Composite Stock Price Index ("S&P 500" or "Index"). The Fund invests in the stocks that make up the Index, in approximately the same proportions.

The Fund is not sponsored, endorsed, sold or promoted by S&P. S&P makes no representation or warranty, express or implied, to the shareholders or the general public regarding the advisability of investing in the Fund or the ability of the S&P 500 to track general stock performance. S&P has no direct relationship with the Fund other than the licensing of certain trademarks and trade names of S&P and the S&P 500 Index which is composed by S&P without regard to the Fund.

The Fund is not actively managed; instead, the Fund seeks to track the performance of the S&P 500. Therefore, when the S&P 500 drops, the value of shares of the Fund drops accordingly. The Fund makes no effort to hedge against price movements in the S&P 500. Due to purchases and sales of portfolio securities to meet investor purchases and redemptions, the Fund will not have a 100% correlation to the performance of the Index. However, under normal circumstances, the Fund expects to have at least a 95% correlation to the performance of the S&P 500.

The Fund is subject to other principal risks such as market, liquidity and counterparty risks. These risks are described and discussed later in the Prospectus under the headings "Investment Risks" and "Principal Risks Associated With The Fund." An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. As with any other mutual funds, there is always a risk that you may lose money on your investment in the Fund.

[GRAPH ICON] FUND PERFORMANCE

The bar chart below shows the Fund's Institutional Class shares' actual yearly performance (commonly known as its "total return") for the years ended December 31 since inception. The table below shows average annual total returns for various periods ended December 31, 2000 for the Fund's Institutional Class shares compared to the S&P 500 Index. The information in the chart and table illustrates the variability of the Fund's Investor Class shares' total return and how its performance compared to a broad measure of market performance. Remember, past performance does not indicate how the Fund will perform in the future.

--------------------------------------------------------------------------------
                     S&P 500 INDEX FUND-INSTITUTIONAL CLASS
                      ACTUAL ANNUAL TOTAL RETURN(1),(2),(3)
--------------------------------------------------------------------------------
                                [GRAPHIC OMITTED]
               '98                      '99                     '00
            29.85%                   20.48%                  (9.81%)
--------------------------------------------------------------------------------

Best Calendar Qtr.      12/98           21.33%
Worst Calendar Qtr.     9/98            (9.22%)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                              AVERAGE ANNUAL TOTAL RETURN
                                                     AS OF 12/31/00
--------------------------------------------------------------------------------
                                                              10 YEARS OR SINCE
                                   1 YEAR          5 YEARS            INCEPTION
S&P 500 Index Fund-
  Institutional Class(1),(2)       (9.81%)             N/A             13.30%(3)
S&P 500 Index(4)                   (9.10%)             N/A             12.26%(3)

(1)  Total  return  figures  include  reinvested   dividends  and  capital  gain
     distributions and the effect of the Fund's expenses.
(2) The return for Institutional Class shares of the Fund year-to-date as of the calendar quarter ended September 30, 2001 was (20.93%)%.

(3) The Fund commenced investment operations on December 23, 1997. Index comparison begins on December 31, 1997.

(4) The S&P 500 Index is an unmanaged index considered representative of the performance of the broad U.S. stock market. Please keep in mind that the index does not pay brokerage, management or administrative expenses, all of which are paid by the Fund and are reflected in its annual returns.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Institutional Class shares of the Fund.

SHAREHOLDER FEES PAID DIRECTLY FROM YOUR ACCOUNT

S&P 500 INDEX FUND--INSTITUTIONAL CLASS
Redemption Fee (as a percentage of amount redeemed)               1.00%(1)
Exchange Fee                                                      1.00%(1)

ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS

S&P 500 INDEX FUND--INSTITUTIONAL CLASS
Management Fees                                                      0.25%
Distribution and Service (12b-1) Fees                                None
Other Expenses(2),(3)                                                1.59%
                                                                     -----
Total Annual Fund Operating Expenses(2),(3)                          1.84%
                                                                     =====

(1) A 1% fee is charged on redemptions or exchanges held three months or less, other than shares acquired through reinvestment of dividends and other distributions.

(2) The Fund's actual Other Expenses and Total Annual Fund Operating Expenses were lower than the figures shown because its custodian fees were reduced under an expense offset arrangement.

(3) Certain expenses of S&P 500 Index Fund -- Institutional Class were absorbed voluntarily by INVESCO pursuant to a commitment to the Fund and INVESCO. This commitment may be changed at any time following consultation with the board of directors. After absorption, but excluding any expense offset arrangements, the S&P 500 Index Fund -- Institutional Class Other Expenses and Total Annual Fund Operating Expenses were 0.10% and 0.35%, respectively, of the Fund's average net assets attributable to Institutional Class shares.

EXAMPLE
The Example is intended to help you compare the cost of investing in the Institutional Class shares of the Fund to the cost of investing in other mutual funds.

The Example assumes that you invested $10,000 in the Institutional Class shares of the Fund for the time periods indicated and redeem all of your shares at the end of each period. The Example also assumes that your investment had a hypothetical 5% return each year and that the Fund's Institutional Class shares' operating expenses remain the same. Although the actual costs and performance of the Fund's Institutional Class shares may be higher or lower, based on these assumptions your costs would be:

                      1 YEAR    3 YEARS    5 YEARS  10 YEARS
                      $187      $579       $995     $2,159


[ARROWS ICON] INVESTMENT RISKS

BEFORE INVESTING IN THE FUND, YOU SHOULD DETERMINE THE LEVEL OF RISK WITH WHICH YOU ARE COMFORTABLE. TAKE INTO ACCOUNT FACTORS LIKE YOUR AGE, CAREER, INCOME LEVEL, AND TIME HORIZON.

You should determine the level of risk with which you are comfortable before you invest. The principal risks of investing in any mutual fund, including the Fund, are:

NOT INSURED. Mutual funds are not insured by the FDIC or any other government agency, unlike bank deposits such as CDs or savings accounts.

NO GUARANTEE. No mutual fund can guarantee that it will meet its investment objectives.

POSSIBLE LOSS OF INVESTMENT. A mutual fund cannot guarantee its performance, nor assure you that the market value of your investment will increase. You may lose the money you invest, and the Fund will not reimburse you for any of these losses.

VOLATILITY. The price of your mutual fund shares will increase or decrease with changes in the value of the Fund's underlying investments and changes in the equity markets as a whole.

NOT A COMPLETE INVESTMENT PLAN. An investment in any mutual fund does not constitute a complete investment plan. The Fund is designed to be only a part of your personal investment plan.

[ARROWS ICON] PRINCIPAL RISKS ASSOCIATED WITH THE FUND

You should consider the special risk factors discussed below associated with the Fund's policies in determining the appropriateness of investing in the Fund. See the Statement of Additional Information for a discussion of additional risk factors.

MARKET RISK
Equity stock prices vary and may fall, thus reducing the value of the Fund's investments. Certain stocks included in the Fund's portfolio may decline in value more than the overall stock market.

LIQUIDITY RISK
The Fund's portfolio is liquid if the Fund is able to sell the securities it owns at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security.

COUNTERPARTY RISK
This is a risk associated primarily with repurchase agreements and some derivatives transactions. It is the risk that the other party in the transaction will not fulfill its contractual obligation to complete the transaction with the Fund.

                 ----------------------------------------------

Although the Fund generally invests in publicly traded equity securities of growing companies, the Fund also may invest in other types of securities and other financial instruments indicated in the chart below. Although these investments typically are not part of the Fund's principal investment strategy, they may constitute a significant portion of the Fund's portfolio, thereby possibly exposing the Fund and its investors to the following additional risk.

--------------------------------------------------------------------------------
INVESTMENT                                              RISKS
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT
A contract under which the seller of a                  Counterparty Risk
security agrees to buy it back at an
agreed-upon price and time in the future.
--------------------------------------------------------------------------------

[ARROWS ICON] TEMPORARY DEFENSIVE POSITIONS

When securities markets or economic conditions are unfavorable or unsettled, we might try to protect the assets of the Fund by investing in securities that are highly liquid, such as high-quality money market instruments like short-term U.S. government obligations, commercial paper or repurchase agreements, even though that is not the normal investment strategy of the Fund. We have the right to invest up to 100% of the Fund's assets in these securities, although we are unlikely to do so. Even though the securities purchased for defensive purposes often are considered the equivalent of cash, they also have their own risks. Investments that are highly liquid or comparatively safe tend to offer lower returns. Therefore, the Fund's performance could be comparatively lower if it concentrates in defensive holdings.

[INVESCO ICON] FUND MANAGEMENT

INVESTMENT ADVISER

INVESCO, located at 4350 South Monaco Street, Denver, Colorado, is the investment adviser of the Fund. INVESCO was founded in 1932 and manages over $26 billion for more than 3,149,656 shareholder accounts of 47 INVESCO mutual funds. INVESCO performs a wide variety of other services for the Fund, including administrative and transfer agency functions (the processing of purchases, sales and exchanges of Fund shares).

INVESCO IS A SUBSIDIARY OF AMVESCAP PLC, AN INTERNATIONAL INVESTMENT MANAGEMENT COMPANY THAT MANAGES MORE THAN $361.3 BILLION IN ASSETS WORLDWIDE. AMVESCAP IS BASED IN LONDON, WITH MONEY MANAGERS LOCATED IN EUROPE, NORTH AND SOUTH AMERICA, AND THE FAR EAST.

World Asset Management ("World"), located at 255 Brown Street Centre, 2nd Floor, Birmingham, Michigan, is the sub-adviser to the Fund.

A wholly owned subsidiary of INVESCO, IDI is the Fund's distributor and is responsible for the sale of the Fund's shares.

INVESCO and IDI are subsidiaries of AMVESCAP PLC.

World is a division of Munder Capital Management, a general partnership formed in December 1994 which engages in investment management and advisory services.

The following table shows the fee the Fund paid to INVESCO for its advisory services in the year ended July 31, 2001.

--------------------------------------------------------------------------------
                                        ADVISORY FEE AS A  PERCENTAGE OF
             FUND                 AVERAGE ANNUAL NET ASSETS UNDER MANAGEMENT
--------------------------------------------------------------------------------

     S&P 500 Index Fund                                0.25%

[INVESCO ICON] PORTFOLIO MANAGERS

The Fund is managed by a team of World portfolio managers that are collectively responsible for the investment decisions relating to the Fund.

[INVESCO ICON] POTENTIAL REWARDS

NO SINGLE FUND SHOULD REPRESENT YOUR COMPLETE INVESTMENT PROGRAM NOR SHOULD YOU ATTEMPT TO USE THE FUND FOR SHORT-TERM TRADING PURPOSES.

The Fund offers shareholders the potential to increase the value of their capital over time. Like most mutual funds, the Fund seeks price performance and income comparable to the Standard & Poor's 500 Composite Stock Price Index, but cannot guarantee that performance.

The Fund seeks to minimize risk by tracking general stock performance.

SUITABILITY FOR INVESTORS
Only you can determine if an investment in the Fund is right for you based upon your own economic situation, the risk level with which you are comfortable and other factors. In general, the Fund is most suitable for investors who:
o are willing to grow their capital  over the long term (at least  five  years).
o understand that shares of the Fund can, and likely will, have daily price fluctuations.
o are investing through tax-deferred retirement accounts, such as traditional and Roth Individual Retirement Accounts ("IRAs"), as well as employer-sponsored qualified retirement plans, including 401(k)s and 403(b)s, all of which have longer investment horizons.

You probably do not want to invest in the Fund if you are:
o primarily seeking current dividend income.
o unwilling to accept potential daily changes in the price of Fund shares.
o speculating on short-term fluctuations in the stock markets.

[INVESCO ICON] SHARE PRICE

CURRENT MARKET VALUE OF FUND ASSETS
+ ACCRUED INTEREST AND DIVIDENDS
 - FUND DEBTS,
INCLUDING ACCRUED EXPENSES
--------------------------
/ NUMBER OF SHARES
= YOUR SHARE PRICE (NAV)

The value of your Fund shares is likely to change daily. This value is known as the Net Asset Value per share, or NAV. INVESCO determines the market value of each investment in the Fund's portfolio each day that the New York Stock Exchange ("NYSE") is open, at the close of the regular trading day on that exchange (normally 4:00 p.m. Eastern time). Therefore, shares of the Fund are not priced on days when the NYSE is closed, which generally is on weekends, most national holidays in the U.S. and Good Friday.

NAV is calculated by adding together the current market price of all of the Fund's investments and other assets, including accrued interest and dividends; subtracting the Fund's debts, including accrued expenses; and dividing that dollar amount by the total number of the Fund's outstanding shares.

All purchases, sales and exchanges of Fund shares are made by INVESCO at the NAV next calculated after INVESCO receives proper instructions from you to purchase, redeem or exchange shares of the Fund. Your instructions must be received by INVESCO no later than the close of the NYSE to effect transactions at that day's NAV. If INVESCO hears from you after that time, your instructions will be processed at the NAV calculated at the end of the next day that the NYSE is open.

[INVESCO ICON] HOW TO BUY SHARES

TO BUY SHARES AT THAT DAY'S CLOSING PRICE, YOU MUST CONTACT US BEFORE THE CLOSE OF THE NYSE, NORMALLY 4:00 P.M. EASTERN TIME.

The Fund offers multiple classes of shares. The chart in this section shows several convenient ways to invest in the Institutional Class shares of the Fund. A share of each class represents an identical interest in the Fund and has the same rights, except that each class bears its own distribution and shareholder servicing charges, and other expenses. The income attributable to each class and the dividends payable on the shares of each class will be reduced by the amount of the distribution fee or service fee, if applicable, and the other expenses payable by that class.

There is no charge to invest, exchange or redeem shares when you make transactions directly through INVESCO. However, upon redemption or an exchange of shares held three months or less (other than shares acquired through reinvestment of dividends or other distributions), a fee of 1% of the current net asset value of the shares being redeemed or exchanged will be assessed and retained by the Fund for the benefit of the remaining shareholders. If you invest in the Fund through a securities broker or any other third party, you may be charged a commission or transaction fee for either purchases or sales of Fund shares. For all new accounts, please send a completed application form, and specify the fund or funds and the class or classes of shares you wish to purchase.

INVESCO reserves the right to increase, reduce or waive the Fund's minimum investment requirements in its sole discretion, if it determines this action is in the best interests of the Fund's shareholders. INVESCO will aggregate all of an institutional investor's accounts and sub-accounts for the purpose of meeting the Institutional Class' minimum investment requirements. INVESCO reserves the right in its sole discretion to reject any order to buy the Fund's Institutional Class of shares, including purchases by exchange.

INSTITUTIONAL INVESTORS:
        Minimum Initial Investment      $ 10,000,000
        Minimum Balance                 $  5,000,000
        Minimum Subsequent Investment   $  1,000,000

RETIREMENT PLANS OR EMPLOYEE BENEFIT PLANS:
        Minimum Total Plan Assets       $100,000,000
        Minimum Initial Investment      $ 10,000,000
        Minimum Balance                 $  5,000,000
        Minimum Subsequent Investment   $  1,000,000

EXCHANGE POLICY. You may exchange your shares in the Fund for shares of the same class in another INVESCO fund on the basis of their respective NAVs at the time of the exchange.

FUND EXCHANGES CAN BE A CONVENIENT WAY FOR YOU TO DIVERSIFY YOUR INVESTMENTS, OR TO REALLOCATE YOUR INVESTMENTS WHEN YOUR OBJECTIVES CHANGE.

Before making any exchange, be sure to review the prospectuses of the funds involved and consider the differences between the funds. Also, be certain you qualify to purchase certain classes of shares in the new fund. An exchange is the sale of shares from one fund immediately followed by the purchase of shares in another. Therefore, any gain or loss realized on the exchange is recognizable for federal income tax purposes (unless, of course, you or your account qualifies as tax-deferred under the Internal Revenue Code). If the shares of the fund you are selling have gone up in value since you bought them, the sale portion of an exchange may result in taxable income to you.

We have the following policies governing exchanges:
o Both fund accounts involved in the exchange must be registered in exactly the same name(s) and Social Security or federal tax I.D. number(s).
o You may make up to four exchanges out of the Fund per 12-month period, but you may be subject to the redemption fee described below.
o The Fund reserves the right to reject any exchange request, or to modify or terminate the exchange policy, if it is in the best interests of the Fund and its shareholders. Notice of all such modifications or terminations that affect all shareholders of the Fund will be given at least 60 days prior to the effective date of the change, except in unusual instances, including a suspension of redemption of the exchanged security under Section 22(e) of the Investment Company Act of 1940.

In addition, the ability to exchange may be temporarily suspended at any time that sales of the Fund into which you wish to exchange are temporarily stopped.

REDEMPTION FEE. If you exchange shares of the Fund after holding them three months or less (other than shares acquired through reinvestment of dividends or other distributions), a fee of 1% of the current net asset value of the shares being exchanged will be assessed and retained by the Fund for the benefit of the remaining shareholders. This fee is intended to encourage long-term investment in the Fund, to avoid transaction and other expenses caused by early redemptions, and to facilitate portfolio management. The fee is currently waived for institutional, qualified retirement plan and other shareholders investing through omnibus accounts, due to certain economies associated with these accounts. However, S&P 500 Index Fund reserves the right to impose redemption fees on shares held by such shareholders at any time if warranted by the Fund's future cost of processing redemptions. The redemption fee may be modified or discontinued at any time or from time to time. This fee is not a deferred sales charge, is not a commission paid to INVESCO and does not benefit INVESCO in any way. The fee applies to redemptions from the Fund and exchanges into any of the other no-load mutual funds which are also advised by INVESCO and distributed by IDI. The Fund will use the "first-in, first-out" method to determine your holding period. Under this method, the date of redemption or exchange will be compared with the earliest purchase date of shares held in your account.

Please remember that if you pay by check, Automated Clearing House ("ACH") or wire and your funds do not clear, you will be responsible for any related loss to the Fund or INVESCO. If you are already an INVESCO funds shareholder, the Fund may seek reimbursement for any loss from your existing account(s).

CHOOSING A SHARE CLASS. In deciding which class of shares to purchase, you should consider, among other things, (i) the length of time you expect to hold your shares, (ii) the provisions of the distribution plan applicable to the class, if any, (iii) the eligibility requirements that apply to purchases of a particular class, and (iv) any services you may receive in making your investment determination. Institutional Class shares are intended for use by institutions such as employee benefit plans, retirement plan sponsors and banks acting for themselves or in a fiduciary or similar capacity. Institutional Class shares of the Fund are available for the collective and common trust funds of banks, banks investing for their own accounts and banks investing for the accounts of public entities (e.g., Taft-Hartley funds, states, cities or government agencies) that do not pay commissions or distribution fees.

METHOD                          INVESTMENT MINIMUM      PLEASE REMEMBER
--------------------------------------------------------------------------------

BY CHECK                        Please refer to         These shares are
Mail to:                        the investment          offered only to
INVESCO Funds Group, Inc.,      minimums described      institutional
P.O. Box 17970,                 on page 57.             investors and
Denver, CO 80217.                                       qualified retirement
You may send your check                                 plans. These shares
by overnight courier to:                                are not available to
4350 South Monaco Street,                               retail investors.
Denver, CO 80237.                                       INVESCO does not
                                                        accept cash, credit
                                                        cards, travelers'
                                                        cheques, instant loan
                                                        checks, money orders
                                                        or third party checks
                                                        unless they are from
                                                        another financial
                                                        institution related to
                                                        a retirement plan
                                                        transfer.
--------------------------------------------------------------------------------
BY WIRE                         Please refer to         These shares are
You may send your               the investment          offered only to
payment by                      minimums described      institutional
bank wire (call                 on page 57.             investors and
1-800-328-2234 for                                      qualified retirement
instructions).                                          plans. These shares
                                                        are not available to
                                                        retail investors.
--------------------------------------------------------------------------------
BY TELEPHONE WITH ACH           Please refer to         These shares are
Call 1-800-328-2234 to          the investment          offered only to
request your purchase.          minimums described      institutional
Upon your telephone             on page 57.             investors and
instructions, INVESCO                                   qualified retirement
will move money from                                    plans. These shares
your designated                                         are not available to
bank/credit union check-                                retail investors. You
ing or savings account                                  must forward your bank
in order to purchase                                    account information
shares.                                                 to INVESCO prior to
                                                        using this option.
--------------------------------------------------------------------------------
BY EXCHANGE                     Please refer to         These shares are
Between the same class          the investment          offered only to
of any two INVESCO              minimums described      institutional
funds. Call                     on page 57.             investors and
1-800-328-2234 for                                      qualified retirement
prospectuses of other                                   plans. These shares
INVESCO funds. Exchanges                                are not available to
may be made in writing                                  retail investors. See
or by telephone. You may                                "Exchange Policy."
also establish an auto-
matic monthly exchange
service between two
INVESCO funds; call
us for further details
and the correct form.

[INVESCO ICON] YOUR ACCOUNT SERVICES

SHAREHOLDER ACCOUNTS. Unless your account is held at a brokerage firm, INVESCO maintains your share account, which contains your current Fund holdings. The Fund does not issue share certificates.

INVESCO PROVIDES YOU WITH SERVICES DESIGNED TO MAKE IT SIMPLE FOR YOU TO BUY, SELL OR EXCHANGE YOUR SHARES OF ANY INVESCO MUTUAL FUND.

QUARTERLY INVESTMENT SUMMARIES. Each calendar quarter, you will receive a written statement which consolidates and summarizes account activity and value at the beginning and end of the period for each of your INVESCO funds.

TRANSACTION CONFIRMATIONS. You will receive detailed confirmations of individual purchases, exchanges and sales. If you choose certain recurring transaction plans, your transactions are confirmed on your quarterly Investment Summaries.

TELEPHONE TRANSACTIONS. You may buy, exchange and sell Fund shares by telephone, unless you specifically decline these privileges when you fill out the INVESCO new account application.

YOU CAN CONDUCT MOST TRANSACTIONS AND CHECK ON YOUR ACCOUNT THROUGH OUR TOLL-FREE TELEPHONE NUMBER. YOU MAY ALSO ACCESS PERSONAL ACCOUNT INFORMATION AT OUR WEB SITE, INVESCOFUNDS.COM.

Unless you decline the telephone transaction privileges, when you fill out and sign the new account Application, a Telephone Transaction Authorization Form, or use your telephone transaction privileges, you lose certain rights if someone gives fraudulent or unauthorized instructions to INVESCO that result in a loss to you. In general, if INVESCO has followed reasonable procedures, such as recording telephone instructions and sending written transaction confirmations, INVESCO is not liable for following telephone instructions that it believes to be genuine. Therefore, you have the risk of loss due to unauthorized or fraudulent instructions.

IRAS AND OTHER RETIREMENT PLANS. Shares of any INVESCO mutual fund may be purchased for IRAs and many other types of tax-deferred retirement plans. Please call INVESCO for information and forms to establish or transfer your existing retirement plan or account.

[INVESCO ICON] HOW TO SELL SHARES

The chart in this section shows several convenient ways to sell your Fund shares. Shares of the Fund may be sold at any time at the next NAV calculated after your request to sell is received by INVESCO in proper form. Depending on Fund performance, the NAV at the time you sell your shares may be more or less than the price you paid to purchase your shares.

TO SELL SHARES AT THAT DAY'S CLOSING PRICE, YOU MUST CONTACT US BEFORE 4:00 P.M. EASTERN TIME.

If you own shares in more than one INVESCO fund, please specify the fund whose shares you wish to sell and specify the class of shares. Remember that any sale or exchange of shares in a non-retirement account will likely result in a taxable gain or loss.

While INVESCO attempts to process telephone redemptions promptly, there may be times -- particularly in periods of severe economic or market disruption -- when you may experience delays in redeeming shares by telephone.

INVESCO usually forwards the proceeds from the sale of fund shares within seven days after we receive your request to sell in proper form. However, payment may be postponed under unusual circumstances -- for instance, if normal trading is not taking place on the NYSE, or during an emergency as defined by the Securities and Exchange Commission. If your INVESCO fund shares were purchased by a check which has not yet cleared, payment will be made promptly when your purchase check does clear; that can take up to 12 business days.

METHOD                          MINIMUM REDEMPTION      PLEASE REMEMBER
--------------------------------------------------------------------------------
BY TELEPHONE                    $1,000 (or, if less,    INVESCO's telephone
Call us toll-free at:           full liquidation of     redemption privileges
1-800-328-2234                  the account) for a      may be modified or
                                redemption check.       terminated in the
                                                        future at INVESCO's
                                                        discretion. The
                                                        maximum amount which
                                                        may be redeemed by
                                                        telephone is
                                                        generally $25,000.
--------------------------------------------------------------------------------

IN WRITING                      Any amount.             The redemption
Mail your request to                                    request must be
INVESCO Funds Group,                                    signed by all
Inc., P.O. Box 17970,                                   registered account
Denver, CO 80217. You                                   owners. Payment will
may also send your                                      be mailed to your
request by overnight                                    address as it appears
courier to 4350 South                                   on INVESCO's records,
Monaco Street,                                          or to a bank
Denver, CO 80237.                                       designated by you in
                                                        writing.

--------------------------------------------------------------------------------
PAYMENT TO THIRD                Any amount.             All registered
PARTY                                                   account owners must
Mail your request to                                    sign the request,
INVESCO Funds Group, Inc.,                               with signature
P.O. Box 17970,                                         guarantees from an
Denver, CO 80217                                        eligible guarantor
                                                        financial institution,
                                                        such as a commercial
                                                        bank or a  recognized
                                                        national or regional
                                                        securities firm.

[GRAPH ICON] TAXES

Everyone's tax status is unique. We encourage you to consult your own tax adviser on the tax impact to you of investing in the Fund.

TO AVOID BACKUP WITHHOLDING, BE SURE WE HAVE YOUR CORRECT SOCIAL SECURITY OR TAXPAYER IDENTIFICATION NUMBER.

The Fund customarily distributes to its shareholders substantially all of its net investment income, net capital gains and net gains from foreign currency transactions, if any. You receive a proportionate part of these distributions, depending on the percentage of the Fund's shares that you own. These distributions are required under federal tax laws governing mutual funds. It is the policy of the Fund to distribute all investment company taxable income and net capital gains. As a result of this policy and the Fund's qualification as a regulated investment company, it is anticipated that the Fund will not pay any federal income or excise taxes. Instead, the Fund will be accorded conduit or "pass through" treatment for federal income tax purposes.

However, unless you are (or your account is) exempt from income taxes, you must include all dividends and capital gain distributions paid to you by the Fund in your taxable income for federal, state and local income tax purposes. You also may realize capital gains or losses when you sell shares of the Fund at more or less than the price you originally paid. An exchange is treated as a sale, and is a taxable event. Dividends and other distributions usually are taxable whether you receive them in cash or automatically reinvest them in shares of the distributing Fund or other INVESCO funds.

If you have not provided INVESCO with complete, correct tax information, the Fund is required by law to withhold from your distributions, and any money that you receive from the sale of shares of the Fund, backup withholding tax at the rate in effect on the date of the transaction.

Unless your account is held at a brokerage firm, we will provide you with detailed information every year about your dividends and capital gain distributions. Depending on the activity in your individual account, we may also be able to assist with cost basis figures for shares you sell.

[GRAPH ICON] DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

The Fund earns ordinary or investment income from dividends and interest on its investments. The Fund expects to distribute substantially all of this investment income, less Fund expenses, to shareholders quarterly, or at such other times as the Fund may elect.

NET INVESTMENT INCOME AND NET REALIZED CAPITAL GAINS ARE DISTRIBUTED TO SHAREHOLDERS AT LEAST ANNUALLY. DISTRIBUTIONS ARE TAXABLE WHETHER REINVESTED IN ADDITIONAL SHARES OR PAID TO YOU IN CASH (EXCEPT FOR TAX-EXEMPT ACCOUNTS).

The Fund also realizes capital gains and losses when it sells securities in its portfolio for more or less than it had paid for them. If total gains on sales exceed total losses (including losses carried forward from previous years), the Fund has a net realized capital gain. Net realized capital gains, if any, are distributed to shareholders at least annually, usually in November.

Under present federal income tax laws, capital gains may be taxable at different rates, depending on how long the Fund has held the underlying investment. Short-term capital gains which are derived from the sale of assets held one year or less are taxed as ordinary income. Long-term capital gains which are derived from the sale of assets held for more than one year are taxed at the maximum capital gains rate, currently 20% for individuals.

Dividends and capital gain distributions are paid to you if you hold shares on the record date of the distribution regardless of how long you have held your shares. The Fund's NAV will drop by the amount of the distribution on the day the distribution is declared. If you buy shares of the Fund just before a distribution is declared, you may wind up "buying a distribution." This means that if the Fund makes a dividend or capital gain distribution shortly after you buy, you will receive some of your investment back as a taxable distribution. Although purchasing your shares at the resulting higher NAV may mean a smaller capital gain or greater loss upon sale of the shares, most shareholders want to avoid the purchase of shares immediately before the distribution record date. However, keep in mind that your basis in the Fund will be increased to the extent such distributions are reinvested in the Fund. If you sell your shares of the Fund at a loss for tax purposes and then replace those shares with a substantially identical investment either 30 days before or after that sale, the transaction is usually considered a "wash sale" and you will not be able to claim a tax loss.

Dividends and capital gain distributions paid by the Fund are automatically reinvested in additional Fund shares at the NAV on the ex-distribution date, unless you choose to have them automatically reinvested in another INVESCO fund or paid to you by check or electronic funds transfer. Dividends and other distributions, whether received in cash or reinvested in additional Fund shares, are generally subject to federal income tax.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of Institutional Class shares of the Fund for the period of the Fund's Institutional Class operations. Certain information reflects financial results for a single Institutional Class share of the Fund. The total returns in the table represent the annual percentage that an investor would have earned (or lost) on an investment in the Institutional Class shares of the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the financial statements, is included in the INVESCO Stock Funds, Inc.'s 2001 Annual Report to Shareholders, which is incorporated by reference into the Statement of Additional Information. This Report is available without charge by contacting IDI at the address or telephone number on the back cover of this Prospectus.

                                                                                  PERIOD
                                                                                   ENDED
                                                      YEAR ENDED JULY 31         JULY 31
----------------------------------------------------------------------------------------
                                                2001        2000       1999      1998(a)

S&P 500 INDEX FUND - INSTITUTIONAL CLASS
PER SHARE DATA
Net Asset Value - Beginning of Period         $15.07      $14.21     $12.01       $10.00
----------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS(b)
Net Investment Income                           0.19        0.15       0.18         0.11
Net Gains or (Losses) on Securities (Both
  Realized and Unrealized)                    (2.44)        1.05       2.26         1.98
----------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS              (2.25)        1.20       2.44         2.09
----------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
Dividends from Net Investment Income            0.18        0.22       0.19         0.08
Distributions from Capital Gains                0.00        0.10       0.05         0.00
In Excess of Capital Gains                      0.19        0.02       0.00         0.00
----------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                             0.37        0.34       0.24         0.08
----------------------------------------------------------------------------------------
Net Asset Value - End of Period               $12.45      $15.07     $14.21       $12.01
========================================================================================

TOTAL RETURN                                (15.09%)       8.47%     20.40%    20.93%(c)

RATIOS
Net Assets - End of Period ($000 Omitted)      $544       $2,627     $4,420       $3,259
Ratio of Expenses to Average
  Net Assets(d)(e)                            0.35%        0.36%      0.35%     0.46%(f)
Ratio of Net Investment Income to
  Average Net Assets(e)                       1.03%        1.00%      1.36%     1.96%(f)
Portfolio Turnover Rate                         43%          13%         2%     0%(c)(g)

(a) From December 23, 1997, commencement of investment operations, to July 31, 1998.
(b) The per share information was computed based on average shares for the year ended July 31, 2001.
(c) Based on operations for the period shown and, accordingly, is not representative of a full year.
(d) Ratio is based on Total Expenses of the Class, less Expenses Absorbed by INVESCO, which is before any expense offset arrangements (which may include custodian fees).
(e) Various expenses of the Class were voluntarily absorbed by INVESCO for the years ended July 31, 2001, 2000 and 1999 and the period ended July 31, 1998. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 1.84%, 1.00%, 1.17% and 2.51% (annualized), respectively, and ratio of net investment income (loss) to average net assets would have been (0.46%), 0.36%, 0.54% and (0.09%) (annualized), respectively.
(f)   Annualized
(g) Portfolio Turnover Rate calculated to less than 0.10% for the period ended July 31, 1998.

NOVEMBER 30, 2001

INVESCO STOCK FUNDS, INC.

INVESCO S&P 500 INDEX FUND--INSTITUTIONAL CLASS

You may obtain additional information about the Fund from several sources.

FINANCIAL REPORTS. Although this Prospectus describes the Fund's anticipated investments and operations, the Fund also prepares annual and semiannual reports that detail the Fund's actual investments at the report date. These reports include discussion of the Fund's recent performance, as well as market and general economic trends affecting the Fund's performance. The annual report also includes the report of the Fund's independent accountants.

STATEMENT OF ADDITIONAL INFORMATION. The SAI dated November 30, 2001 is a supplement to this Prospectus, and has detailed information about the Fund and its investment policies and practices. A current SAI for the Fund is on file with the Securities and Exchange Commission and is incorporated into this Prospectus by reference; in other words, the SAI is legally a part of this Prospectus, and you are considered to be aware of the contents of the SAI.

INTERNET. The Prospectus, SAI, annual report and semiannual report of the Fund are available on the SEC Web site at www.sec.gov.

To obtain a free copy of the current Prospectus, SAI, annual report or semiannual report, write to INVESCO Distributors, Inc., P.O. Box 17970, Denver, Colorado 80217; or call 1-800-328-2234. Copies of these materials are also available (with a copying charge) from the SEC's Public Reference Section at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 1-202-942-8090 or by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-1474 and 002-26125.











811-1474                                                        P22 9036  100414

PROSPECTUS | NOVEMBER 30, 2001
--------------------------------------------------------------------------------
YOU SHOULD KNOW WHAT INVESCO KNOWS(R)
--------------------------------------------------------------------------------

INVESCO STOCK  FUNDS, INC.
INVESCO DYNAMICS FUND--CLASS C
INVESCO ENDEAVOR FUND--CLASS C
INVESCO GROWTH FUND--CLASS C (FORMERLY, INVESCO BLUE CHIP GROWTH FUND) INVESCO GROWTH & INCOME FUND--CLASS C
INVESCO SMALL COMPANY GROWTH FUND--CLASS C
INVESCO VALUE EQUITY FUND--CLASS C

SIX MUTUAL FUNDS  DESIGNED FOR INVESTORS  SEEKING  LONG-TERM  CAPITAL  GROWTH OR
TOTAL   RETURN.   CLASS  C  SHARES   ARE  SOLD   PRIMARILY   THROUGH   FINANCIAL
INTERMEDIARIES.

TABLE OF CONTENTS

Investment Goals, Strategies And Risks..................67
Fund Performance........................................70
Fees And Expenses.......................................73
Investment Risks........................................75
Principal Risks Associated With The Funds...............76
Temporary Defensive Positions...........................78
Portfolio Turnover......................................78
Fund Management.........................................79
Portfolio Managers......................................79
Potential Rewards.......................................81
Share Price.............................................81
How To Buy Shares.......................................82

Your Account Services...................................86

How To Sell Shares......................................86
Taxes...................................................87
Dividends And Capital Gain Distributions................89
Financial Highlights....................................90

No dealer, salesperson, or any other person has been authorized to give any information or to make any representations other than those contained in this Prospectus, and you should not rely on such other information or representations.

                           [INVESCO ICON] INVESCO(R)

The Securities and Exchange Commission has not approved or disapproved the shares of these Funds. Likewise, the Commission has not determined if this Prospectus is truthful or complete. Anyone who tells you otherwise is committing a federal crime.

INVESCO Funds Group, Inc. ("INVESCO") is the investment adviser for the Funds. Together with our affiliated companies, we at INVESCO direct all aspects of the management of the Funds.

This Prospectus contains important information about the Funds' Class C shares, which are sold primarily through financial intermediaries. Each Fund also offers one or more additional classes of shares through separate prospectuses. Each of the Fund's classes has varying expenses, with resulting effects on their performance. You can choose the class of shares that is best for you, based on how much you plan to invest and other relevant factors discussed in "How To Buy Shares." To obtain additional information about other classes of shares, contact INVESCO Distributors, Inc. ("IDI") at 1-800-328-2234 or your financial intermediary who is offering the Class C shares offered in this Prospectus.

THIS PROSPECTUS WILL TELL YOU MORE ABOUT:

[KEY ICON] INVESTMENT GOALS & STRATEGIES
[ARROWS ICON] POTENTIAL INVESTMENT RISKS
[GRAPH ICON] PAST PERFORMANCE
[INVESCO ICON] WORKING WITH INVESCO
--------------------------------------------------------------------------------
[KEY ICON][ARROWS ICON] INVESTMENT GOALS, STRATEGIES AND RISKS

FOR MORE DETAILS ABOUT EACH FUND'S CURRENT INVESTMENTS AND MARKET OUTLOOK, PLEASE SEE THE MOST RECENT ANNUAL OR SEMIANNUAL REPORT.

FACTORS COMMON TO ALL THE FUNDS
The Funds seek to make your investment grow; Growth Fund also seeks current income. In addition, Growth & Income and Value Equity Funds seek total return. They are actively managed. The Funds invest primarily in equity securities that INVESCO believes will rise in price faster than other securities, as well as in options and other investments whose values are based upon the values of equity securities.

All of the Funds (except Value Equity Fund) are managed in the growth style. At INVESCO, growth investing starts with research from the "bottom up," and focuses on company fundamentals and growth prospects.

We seek securities for the Funds (except Value Equity Fund) that meet the following standards:

o EXCEPTIONAL GROWTH: The markets and industries they represent are growing significantly faster than the economy as a whole.
o LEADERSHIP: They are leaders -- or emerging leaders -- in these markets, securing their position through technology, marketing, distribution or some other innovative means.
o FINANCIAL VALIDATION: Their returns -- in the form of sales unit growth, rising operating margins, internal funding and other factors -- demonstrate exceptional growth and leadership.

Growth investing may be more volatile than other investment styles because growth stocks are more sensitive to investor perceptions of an issuing company's growth potential. Growth-oriented funds typically will underperform value-oriented funds when investor sentiment favors the value investing style.

Value Equity Fund is managed in the value style. That means we seek securities, particularly stocks, that are currently undervalued by the market -- companies that are performing well, or have solid management and products, but whose stock prices do not reflect that value. Through our value process, we seek to provide reasonably consistent returns over a variety of market cycles.

At any given time, the Fund may be subject to sector risk. Companies that have similar lines of business (for example, financial services, health or technology) are grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. The Funds are not limited with respect to sectors in which they can invest. If the portfolio managers allocate more of their respective Fund's portfolio holdings to a particular economic sector, the Fund's overall performance will be more susceptible to the economic, business or other developments which generally affect that sector. A Fund can still be diversified, even if it is heavily weighted in one or more sector.

In addition to sector risk and the risks outlined in the following sections for each Fund, the Funds are subject to other principal risks such as market, liquidity, counterparty, foreign securities, lack of timely information and portfolio turnover risks. These risks are described and discussed later in the Prospectus under the headings "Investment Risks" and "Principal Risks Associated With The Funds." An investment in a Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. As with any mutual fund, there is always a risk that you may lose money on your investment in a Fund.

[KEY ICON]  INVESCO DYNAMICS FUND -- CLASS C

The Fund seeks to make your investment grow. It invests primarily in common stocks of mid-sized companies. We define mid-sized companies as companies that are included in the Russell Mid-Cap Growth Index at the time of purchase, or if not included in that Index, have market capitalizations of between $2.5 billion and $15 billion at the time of purchase. The scope of the Index varies with market performance of the companies in the Index. At October 31, 2001, the smallest company in the Index had a market capitalization of $237.4 million and the largest had a market capitalization of $13.3 billion. The Fund also has the flexibility to invest in other types of securities, including preferred stocks, convertible securities and bonds.

The core of the Fund's portfolio is invested in securities of established companies that are leaders in attractive growth markets with a history of strong returns. The remainder of the portfolio is invested in securities of companies that show accelerating growth, driven by product cycles, favorable industry or sector conditions and other factors that INVESCO believes will lead to rapid sales or earnings growth.

The Fund's strategy relies on many short-term factors including current information about a company, investor interest, price movements of a company's securities and general market and monetary conditions. Consequently, the Fund's investments may be bought and sold relatively frequently.

While the Fund generally invests in mid-sized companies, the Fund sometimes invests in the securities of smaller companies. The prices of these securities tend to move up and down more rapidly than the securities prices of larger, more established companies, and the price of Fund shares tends to fluctuate more than it would if the Fund invested in the securities of larger companies.

[KEY ICON]  INVESCO ENDEAVOR FUND -- CLASS C

The Fund seeks to make your investment grow. It uses an aggressive strategy and invests primarily in common stocks. The Fund invests in companies of all sizes and also has the flexibility to invest in other types of securities, including preferred stocks, convertible securities, warrants, bonds and other debt securities.

The Fund's strategy relies on many short-term factors including current information about a company, investor interest, price movements of a company's securities and general market and monetary conditions. Consequently, the Fund's investments may be bought and sold relatively frequently.

The Fund's investments are not limited to companies of a particular size. It invests in the securities of smaller companies, including companies just entering the securities marketplace with initial public offerings. The prices of these securities tend to move up and down more rapidly than the securities prices of larger, more established companies. When the Fund concentrates its investments in the securities of smaller companies, the price of Fund shares tends to fluctuate more than it would if the Fund invested in the securities of larger companies.

[KEY ICON] INVESCO GROWTH FUND -- CLASS C

The Fund seeks to make your investment grow. It also seeks current income. The Fund invests primarily in common stocks of large companies. We define large companies as companies that are included in the Russell 1000 Growth Index at the time of purchase, or if not included in that Index, have market capitalizations of at least 5 billion at the time of purchase. At October 31, 2001, there were approximately 545 companies represented in the Index. At October 31, 2001, the smallest company in the Index had a market capitalization of $237.4 million and the largest company had a market capitalization of $361.7 billion. In addition, INVESCO tries to identify companies that have -- or are expected to have -- growing earnings, revenues and strong cash flows. INVESCO also examines a variety of industries and businesses, and seeks to purchase the securities of companies that we believe are best situated to grow in their industry categories. We also consider the dividend payment records or potential future capacity to pay dividends of the companies whose securities the Fund buys. The Fund also may invest in preferred stocks (which generally pay higher dividends than common stocks) and debt instruments that are convertible into common stocks, as well as securities of foreign companies. In recent years, the core of the Fund's investments has been concentrated in the securities of three or four dozen large companies.

Although the Fund is subject to a number of risks that could affect its performance, its principal risk is market risk -- that is, that the prices of the securities in its portfolio will rise and fall due to price movements in the securities markets, and that the securities held in the Fund's portfolio may decline in value more than the overall securities markets.

[KEY ICON] INVESCO GROWTH & INCOME FUND -- CLASS C

The Fund seeks to obtain a high rate of total return. Income on investments (dividends and interest), plus increases in the value of investments, make up total return. The Fund invests most of its assets in common stocks, preferred stocks and securities convertible into common stocks. The Fund's core investments are in well-established, large growth companies and/or dividend paying companies. We define large companies as companies that are included in the Russell 1000 Growth Index at the time of purchase, or if not included in that Index, have market capitalizations of at least 5 billion at the time of purchase. At October 31, 2001, there were approximately 545 companies represented in the Index. At October 31, 2001, the smallest company in the Index had a market capitalization of $237.4 million and the largest company had a market capitalization of $361.7 billion. The Fund may also invest in securities which do not pay dividends but that INVESCO believes have the potential to increase in value, regardless of the potential for dividends.

The Fund's strategy relies on many short-term factors including current information about a company, investor interest, price movements of a company's securities and general market and monetary conditions. Consequently, the Fund's investments are usually bought and sold relatively frequently.

The Fund's portfolio is presently concentrated in the stocks of approximately 60 companies. Although INVESCO believes that this level of diversification is appropriate, the Fund is not as diversified as some other mutual funds.

[KEY ICON] INVESCO SMALL COMPANY GROWTH FUND -- CLASS C

The Fund seeks to make your investment grow. Most holdings are in small-capitalization companies. We define small capitalization companies as companies that are included in the Russell 2000 Growth Index at the time of purchase, or if not included in that Index, have market capitalizations of $2.5 billion or below at the time of purchase. The scope of the Index varies with market performance of the companies in the Index. At October 31, 2001, the smallest company in the Index had a market capitalization of $5 million and the largest company had a market capitalization of 2.6 billion. We are primarily looking for companies in the developing stages of their life cycles, which are currently priced below our estimation of their potential, have earnings which may be expected to grow faster than the U.S. economy in general, and/or offer the potential for accelerated earnings growth due to rapid growth of sales, new products, management changes, and/or structural changes in the economy.

Investments in small, developing companies carry greater risk than investments in larger, more established companies. Developing companies generally face intense competition, and have a higher rate of failure than larger companies.

[KEY ICON] INVESCO VALUE EQUITY FUND -- CLASS C

The Fund seeks high total return from capital appreciation and current income. The portfolio emphasizes high-quality, larger-capitalization companies which are temporarily out of favor with investors. Our value-based process evaluates numerous factors on a current and historical basis, seeking undiscovered values in the market. The philosophy of value investing is based upon the belief that certain securities are undervalued by the market. As such, when the market "discovers" these securities, their value should increase.

Although the Fund is subject to a number of risks, its principal risk is market risk - that is, that the price of the securities in its portfolio will rise and fall due to price movements in the securities markets, and that the securities held in the Fund's portfolio may decline in value more than the average securities markets. Undervalued stocks may not realize their perceived value for extended periods of time. Value-oriented funds may underperform when another investing style is in favor.

[GRAPH ICON] FUND PERFORMANCE

Since the Funds' Class C shares were not offered  until  February 15, 2000,  the bar charts below show the Funds' Investor Class shares' actual yearly performance (commonly known as their "total return") for the years ended December 31 over the past decade or since inception. Investor Class shares are not offered in this Prospectus. INVESTOR CLASS AND CLASS C RETURNS WOULD BE SIMILAR BECAUSE BOTH CLASSES OF SHARES INVEST IN THE SAME PORTFOLIO OF SECURITIES. THE RETURNS OF THE CLASSES WOULD DIFFER, HOWEVER, TO THE EXTENT OF DIFFERING LEVELS OF EXPENSES. IN THIS REGARD, THE BAR CHARTS AND TABLE DO NOT REFLECT CONTINGENT DEFERRED SALES CHARGES OR ASSET BASED SALES CHARGES IN EXCESS OF 0.25% OF NET ASSETS; IF THEY DID, THE TOTAL RETURNS SHOWN WOULD BE LOWER. The table below shows average annual total returns for various periods ended December 31, 2000 for each Fund's Investor Class shares compared to the S&P MidCap 400 Index, S&P 500 Index, Russell 1000 Index or Russell 2000 Index. The information in the charts and table illustrates the variability of each Fund's Investor Class shares' total return and how its performance compared to a broad measure of market performance. Remember, past performance does not indicate how a Fund will perform in the future.

--------------------------------------------------------------------------------
                         DYNAMICS FUND - INVESTOR CLASS
                      ACTUAL ANNUAL TOTAL RETURN(1),(2),(3)
--------------------------------------------------------------------------------
                               [GRAPHIC OMITTED]
'91     '92     '93     '94     '95     '96     '97     '98     '99     '00
67.00%  13.15%  19.10%  (1.95%) 37.55%  15.65%  24.09%  23.25%  71.80%  (7.76%)
--------------------------------------------------------------------------------
Best Calendar Qtr.      12/99   38.83%
Worst Calendar Qtr.     12/00  (25.23%)

--------------------------------------------------------------------------------
                     INVESCO ENDEAVOR FUND - INVESTOR CLASS
                    ACTUAL ANNUAL TOTAL RETURN(1),(2),(3),(4)
--------------------------------------------------------------------------------
                               [GRAPHIC OMITTED]
                1999                                    2000
                84.21%                                  (27.05%)
--------------------------------------------------------------------------------
Best Calendar Qtr.      12/99   39.80%
Worst Calendar Qtr.     12/00  (36.55%)

--------------------------------------------------------------------------------
                          GROWTH FUND - INVESTOR CLASS
                     ACTUAL ANNUAL TOTAL RETURN(1),(2),(3)
--------------------------------------------------------------------------------
                                [GRAPH OMITTED]
'91     '92     '93     '94     '95     '96     '97     '98     '99     '00
42.05%  2.88%   18.01%  (8.80%) 29.54%  20.96%  27.22%  41.72%  38.49%  (23.92%)
--------------------------------------------------------------------------------
Best Calendar Qtr.      12/99   31.17%
Worst Calendar Qtr.     12/00  (33.80%)

--------------------------------------------------------------------------------
                     GROWTH & INCOME FUND - INVESTOR CLASS
                   ACTUAL ANNUAL TOTAL RETURN(1),(2),(3),(5)
--------------------------------------------------------------------------------
                                [GRAPH OMITTED]
                1999                                    2000
                43.48%                                  (7.91%)
--------------------------------------------------------------------------------
Best Calendar Qtr.      12/99   26.14%
Worst Calendar Qtr.     12/00  (18.08%)

--------------------------------------------------------------------------------
                   SMALL COMPANY GROWTH FUND - INVESTOR CLASS
                   ACTUAL ANNUAL TOTAL RETURN(1),(2),(3),(6)
--------------------------------------------------------------------------------
                                [GRAPH OMITTED]
'92      '93      '94      '95      '96      '97      '98'     '99      '00
25.72%   23.38%   (3.74%)  32.02%   11.62%   18.31%   14.90%   81.64%   (12.19%)
--------------------------------------------------------------------------------
Best Calendar Qtr.      12/99   46.68%
Worst Calendar Qtr.     12/00  (18.74%)

--------------------------------------------------------------------------------
                       VALUE EQUITY FUND - INVESTOR CLASS
                     ACTUAL ANNUAL TOTAL RETURN(1),(2),(3)
--------------------------------------------------------------------------------
                                [GRAPH OMITTED]
'91     '92     '93     '94     '95     '96     '97     '98     '99     '00
36.64%  4.98%   10.43%  4.04%   30.60%  18.48%  28.00%  15.05%  1.12%   (5.43%)
--------------------------------------------------------------------------------
Best Calendar Qtr.      3/91    18.10%
Worst Calendar Qtr.     9/98   (11.71%)

----------------------------------------------------------------------------------------------------
                                                                AVERAGE ANNUAL TOTAL RETURN
                                                                       AS OF 12/31/00
----------------------------------------------------------------------------------------------------
                                                                                       10 YEARS OR
                                                        1 YEAR          5 YEARS      SINCE INCEPTION
Dynamics Fund - Investor Class(1),(2),(3)               (7.76%)         22.89%          23.87%
S&P MidCap 400 Index(7)                                 17.50%          20.41%          19.86%

INVESCO Endeavor Fund - Investor Class(1),(2),(3)      (27.05%)         N/A             33.00%(4)
S&P 500 Index(7)                                        (9.10%)         18.33%          10.19%(4)

Growth Fund - Investor Class(1),(2),(3)                (23.92%)         18.10%          16.69%
Russell 1000 Index(7)                                   (7.79%)         18.17%          17.67%
S&P 500 Index(7)                                        (9.10%)         18.33%          17.44%

Growth & Income Fund - Investor Class(1),(2),(3)        (7.19%)         N/A             28.72%(5)
S&P 500 Index(7)                                        (9.10%)         18.33%           7.63%(5)

Small Company Growth Fund - Investor Class(1),(2),(3)  (12.19%)         19.34%          19.26%(6)
Russell 2000 Index(7)                                   (3.02%)         10.31%          12.56%(6)

Value Equity Fund - Investor Class(1),(2),(3)           (5.43%)         10.78%          13.57%
S&P 500 Index(7)                                        (9.10%)         18.33%          17.44%


(1) Total return figures include reinvested dividends and capital gain distributions and the effect of each Fund's expenses.
(2) The returns are for Investor Class shares that are not offered in this Prospectus. Total returns of Class C shares will differ only to the extent that the classes do not have the same expenses.

(3) The returns for Investor Class shares of Dynamics, INVESCO Endeavor, Growth, Growth & Income, Small Company Growth and Value Equity Funds
     year-to-date as of the calendar quarter ended September 30, 2001 were (48.63%), (57.32%), (62.14%), (53.13%), (36.55%) and (13.26%),
     respectively.
(4) The Fund commenced investment operations on October 28, 1998. Index comparison begins on October 31, 1998.
(5) The Fund commenced investment operations on July 1, 1998. Index comparison begins on June 30, 1998.
(6) The Fund commenced investment operations on December 27, 1991.Index comparison begins on December 31, 1991.

(7)  The S&P MidCap  400 Index is an  unmanaged  index  indicative  of  domestic mid-capitalization stocks. The S&P 500 Index is an unmanaged index considered representative of the performance of the broad U.S. stock market. The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index. The Russell 2000 Index is an unmanaged index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index is an unmanaged index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. Please keep in mind that the Indexes do not pay brokerage, management, administrative or distribution expenses, all of which are paid by the Funds and are reflected in their annual returns.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Class C shares of the Funds.

SHAREHOLDER FEES PAID DIRECTLY FROM YOUR ACCOUNT
CLASS C SHARES
Maximum Deferred Sales Charge (Load)                 1.00%(1)

ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS DYNAMICS FUND--CLASS C
Management Fees                                         0.44%
Distribution and Service (12b-1) Fees(2)                1.00%
Other Expenses(3)                                       0.42%
                                                        -----
Total Annual Fund Operating Expenses(3)                 1.86%
                                                        =====
INVESCO ENDEAVOR FUND--CLASS C
Management Fees                                         0.75%
Distribution and Service (12b-1)Fees(2)                 1.00%
Other Expenses(3),(4)                                   0.73%
                                                        -----
Total Annual Fund Operating Expenses(3),(4)             2.48%
                                                        =====
GROWTH FUND--CLASS C
Management Fees                                         0.53%
Distribution and Service (12b-1) Fees(2)                1.00%
Other Expenses(3)                                       0.51%
                                                        -----
Total Annual Fund Operating Expenses(3)                 2.04%
                                                        =====

GROWTH & INCOME FUND--CLASS C
Management Fees                                         0.75%
Distribution and Service (12b-1) Fees(2)                1.00%
Other Expenses(3),(4)                                   0.57%
                                                        -----
Total Annual Fund Operating Expenses(3),(4)             2.32%
                                                        =====

SMALL COMPANY GROWTH FUND--CLASS C
Management Fees                                         0.62%
Distribution and Service (12b-1) Fees(2)                1.00%
Other Expenses(3)                                       0.51%
                                                        -----
Total Annual Fund Operating Expenses(3)                 2.13%
                                                        =====

VALUE EQUITY FUND--CLASS C
Management Fees                                         0.75%
Distribution and Service (12b-1) Fees(2)                1.00%
Other Expenses(3),(4)                                   0.54%
                                                        -----
Total Annual Fund Operating Expenses(3),(4)             2.29%
                                                        =====

(1) A 1% contingent deferred sales charge may be charged on redemptions or exchanges of shares held thirteen months or less, other than shares acquired through reinvestment of dividends and other distributions.

(2) Because the Funds' Class C shares pay 12b-1 distribution and service fees which are based upon each Fund's assets, if you own shares of a Fund for a long period of time, you may pay more than the economic equivalent of the maximum front-end sales charge permitted for mutual funds by the National Association of Securities Dealers, Inc.

(3) Each Fund's actual Other Expenses and Total Annual Fund Operating Expenses were lower than the figures shown, because their custodian fees were reduced under expense offset arrangements.

(4) Certain expenses of INVESCO Endeavor - Class C, Growth & Income - Class C and Value Equity Fund - Class C were absorbed voluntarily by INVESCO pursuant to commitments between those Funds and INVESCO. These commitments may be changed at any time following consultation with the board of directors. After absorption, but excluding any expense offset arrangements, INVESCO Endeavor Fund - Class C Other Expenses and Total Annual Fund Operating Expenses were 0.51% and 2.26%, respectively, of the Fund's average net assets attributable to Class C shares, Growth & Income Fund - Class C Other Expenses and Total Annual Fund Operating Expenses were 0.52% and 2.27%, respectively, of the Fund's average net assets attributable to Class C shares, and Value Equity Fund-Class C Other Expenses and Total Annual Fund Operating Expenses were 0.29% and 2.04% respectively, of the Fund's average net assets attributable to Class C shares.

EXAMPLES

The Examples are intended to help you compare the cost of investing in the Class C shares of the Funds to the cost of investing in other mutual funds.

The Examples assume that you invested $10,000 in Class C shares of a Fund for the time periods indicated. The first Example assumes that you redeem all of your shares at the end of each period. The second Example assumes that you keep your shares. Both Examples also assume that your investment had a hypothetical 5% return each year and that a Fund's Class C shares' operating expenses remain the same. Although the actual costs and performance of a Fund's Class C shares may be higher or lower, based on these assumptions your costs would be:

IF SHARES ARE REDEEMED                  1 YEAR          3 YEARS         5 YEARS         10 YEARS
Dynamics Fund--Class C                  $289            $585            $1,006          $2,180
INVESCO Endeavor Fund--Class C          $351            $773            $1,321          $2,816
Growth Fund--Class C                    $307            $640            $1,098          $2,369
Growth & Income Fund--Class C           $335            $724            $1,240          $2,656
Small Company Growth Fund--Class C      $316            $667            $1,144          $2,462
Value Equity Fund--Class C              $332            $715            $1,225          $2,626

IF SHARES ARE NOT REDEEMED              1 YEAR          3 YEARS         5 YEARS         10 YEARS
Dynamics Fund--Class C                  $189            $585            $1,006          $2,180
INVESCO Endeavor Fund--Class C          $251            $773            $1,321          $2,816
Growth Fund--Class C                    $207            $640            $1,098          $2,369
Growth & Income Fund--Class C           $235            $724            $1,240          $2,656
Small Company Growth Fund--Class C      $216            $667            $1,144          $2,462
Value Equity Fund--Class C              $232            $715            $1,225          $2,626

[ARROWS ICON] INVESTMENT RISKS

BEFORE INVESTING IN A FUND, YOU SHOULD DETERMINE THE LEVEL OF RISK WITH WHICH YOU ARE COMFORTABLE. TAKE INTO ACCOUNT FACTORS LIKE YOUR AGE, CAREER, INCOME LEVEL, AND TIME HORIZON.

You should determine the level of risk with which you are comfortable before you invest. The principal risks of investing in any mutual fund, including these Funds, are:

NOT INSURED. Mutual funds are not insured by the FDIC or any other government agency, unlike bank deposits such as CDs or savings accounts.

NO GUARANTEE. No mutual fund can guarantee that it will meet its investment objectives.

POSSIBLE LOSS OF INVESTMENT. A mutual fund cannot guarantee its performance, nor assure you that the market value of your investment will increase. You may lose the money you invest, and the Funds will not reimburse you for any of these losses.

VOLATILITY. The price of your mutual fund shares will increase or decrease with changes in the value of a Fund's underlying investments and changes in the equity markets as a whole.

NOT A COMPLETE INVESTMENT PLAN. An investment in any mutual fund does not constitute a complete investment plan. The Funds are designed to be only a part of your personal investment plan.

[ARROWS ICON] PRINCIPAL RISKS ASSOCIATED WITH THE FUNDS

You should consider the special risk factors discussed below associated with the Funds' policies in determining the appropriateness of investing in a Fund. See the Statement of Additional Information for a discussion of additional risk factors.

MARKET RISK
Equity stock prices vary and may fall, thus reducing the value of a Fund's investments. Certain stocks selected for any Fund's portfolio may decline in value more than the overall stock market. In general, the securities of large businesses have less volatility than those of mid-size businesses or small businesses.

LIQUIDITY RISK
A Fund's portfolio is liquid if the Fund is able to sell the securities it owns at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security. Investments in smaller companies or in foreign companies or companies in emerging markets are subject to a variety of risks, including potential lack of liquidity.

COUNTERPARTY RISK
This is a risk associated primarily with repurchase agreements and some derivatives transactions. It is the risk that the other party in the transaction will not fulfill its contractual obligation to complete the transaction with a Fund.

FOREIGN SECURITIES RISKS
Investments in foreign and emerging markets carry special risks, including currency, political, regulatory and diplomatic risks. Each Fund may invest up to 25% of its respective assets in securities of non-U.S. issuers. Securities of Canadian issuers and American Depository Receipts are not subject to this 25% limitation.

          CURRENCY RISK. A change in the exchange rate between U.S. dollars and a foreign currency may reduce the value of a Fund's investment in a security valued in the foreign currency, or based on that currency value.

          POLITICAL RISK. Political actions, events or instability may result in unfavorable changes in the value of a security.

          REGULATORY RISK. Government regulations may affect the value of a security. In foreign countries, securities markets that are less regulated than those in the U.S. may permit trading practices that are not allowed in the U.S.

          DIPLOMATIC RISK. A change in diplomatic relations between the U.S. and a foreign country could affect the value or liquidity of investments.

          EUROPEAN ECONOMIC AND MONETARY UNION. Austria, Belgium, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, The Netherlands, Portugal and Spain are presently members of the European Economic and Monetary Union (the "EMU"), which has adopted the euro as a common currency. The national currencies will be sub-currencies of the euro until July 1, 2002, at which time these currencies will disappear entirely. Other European countries may adopt the euro in the future.

          As the euro is implemented, there may be changes in the relative strength and value of the U.S. dollar and other major currencies, as well as possible adverse tax consequences. The euro transition by EMU countries may affect the fiscal and monetary levels of those participating countries. The outcome of these and other uncertainties could have unpredictable effects on trade and commerce and result in increased volatility for all financial markets.

LACK OF TIMELY INFORMATION RISK
Timely information about a security or its issuer may be unavailable, incomplete or inaccurate. This risk is more common to securities issued by foreign companies and companies in emerging markets than it is to the securities of U.S.-based companies.

PORTFOLIO TURNOVER RISK
A Fund's investments may be bought and sold relatively frequently. A high turnover rate may result in higher brokerage commissions and taxable capital gain distributions to a Fund's shareholders.

                    ----------------------------------------

Although each Fund generally invests in publicly traded equity securities of growing companies, the Funds also may invest in other types of securities and other financial instruments indicated in the chart below. Although these investments typically are not part of any Fund's principal investment strategy, they may constitute a significant portion of a Fund's portfolio, thereby possibly exposing a Fund and its investors to the following additional risks.


--------------------------------------------------------------------------------
INVESTMENT                      RISKS                   APPLIES TO THESE FUNDS
--------------------------------------------------------------------------------
AMERICAN DEPOSITORY
RECEIPTS (ADRS)                 Market,                 Dynamics
These are securities            Information,            INVESCO Endeavor
issued by U.S. banks            Political,              Growth
that represent shares           Regulatory,             Growth & Income
of foreign                      Diplomatic,             Small Company Growth
corporations held by            Liquidity and           Value Equity
those banks.  Although          Currency Risks
traded in U.S.
securities markets and
valued in U.S.
dollars, ADRs carry
most of the risks of
investing directly in
foreign securities.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT                      RISKS                   APPLIES TO THESE FUNDS
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT
A contract under which          Counterparty Risk       Dynamics
the seller of a                                         INVESCO Endeavor
security agrees to buy                                  Growth
it back at an                                           Growth & Income
agreed-upon price and                                   Small Company Growth
time in the future.                                     Value Equity

--------------------------------------------------------------------------------

[ARROWS ICON] TEMPORARY DEFENSIVE POSITIONS

When securities markets or economic conditions are unfavorable or unsettled, we might try to protect the assets of a Fund by investing in securities that are highly liquid, such as high-quality money market instruments like short-term U.S. government obligations, commercial paper or repurchase agreements, even though that is not the normal investment strategy of any Fund. We have the right to invest up to 100% of a Fund's assets in these securities, although we are unlikely to do so. Even though the securities purchased for defensive purposes often are considered the equivalent of cash, they also have their own risks. Investments that are highly liquid or comparatively safe tend to offer lower returns. Therefore, a Fund's performance could be comparatively lower if it concentrates in defensive holdings.

[ARROWS ICON] PORTFOLIO TURNOVER

We actively manage and trade the Funds' portfolios. Therefore, the Funds may have a higher portfolio turnover rate than many other mutual funds. The Funds with higher than average portfolio turnover rates for the fiscal year ended July 31, 2001 were:

INVESCO Endeavor Fund           195%(1)
Growth Fund                     129%(1)
Growth & Income Fund            218%(1)
Small Company Growth Fund       112%(1)

(1) The increase or decrease in the portfolio turnover rate from the prior year was primarily due to responses to market conditions. Please see the financial highlights for information regarding portfolio turnover rates for previous years.

A portfolio turnover rate of 200%, for example, is equivalent to a Fund buying and selling all of the securities in its portfolio two times in the course of a year. A comparatively high turnover rate may affect a Fund's performance because it results in higher brokerage commissions, and may result in taxable capital gain distributions to a Fund's shareholders.

[INVESCO ICON] FUND MANAGEMENT

INVESCO IS A SUBSIDIARY OF AMVESCAP PLC, AN INTERNATIONAL INVESTMENT MANAGEMENT COMPANY THAT MANAGES MORE THAN $361.3 BILLION IN ASSETS WORLDWIDE. AMVESCAP IS BASED IN LONDON, WITH MONEY MANAGERS LOCATED IN EUROPE, NORTH AND SOUTH AMERICA, AND THE FAR EAST.

INVESTMENT ADVISER

INVESCO, located at 4350 South Monaco Street, Denver, Colorado, is the investment adviser of the Funds. INVESCO was founded in 1932 and manages over $26 billion for more than 3,149,656 shareholder accounts of 47 INVESCO mutual funds. INVESCO performs a wide variety of other services for the Funds, including administrative and transfer agency functions (the processing of purchases, sales and exchanges of Fund shares).

A wholly owned subsidiary of INVESCO, IDI is the Funds' distributor and is responsible for the sale of the Funds' shares.

INVESCO and IDI are subsidiaries of AMVESCAP PLC.

INVESCO and IDI have been named as defendants in a case (naming 26 mutual fund groups as defendants) filed in United States District Court in East St. Louis, Illinois on June 22, 2001, on behalf of a shareholder of the INVESCO Dynamics Fund and three other funds not offered in this Prospectus, INVESCO Telecommunications, INVESCO Leisure and INVESCO Technology Funds, alleging that certain advisory and distribution fees paid by those Funds were excessive. INVESCO and IDI believe that there are valid defenses to the claims asserted and are continuing to evaluate the case. INVESCO and IDI plan to defend the claims vigorously.

The following table shows the fees the Funds paid to INVESCO for its advisory services in the fiscal year ended July 31, 2001.

--------------------------------------------------------------------------------
                                          ADVISORY FEE AS A PERCENTAGE OF
FUND                                 AVERAGE ANNUAL NET ASSETS UNDER MANAGEMENT
--------------------------------------------------------------------------------

Dynamics Fund                                           0.44%
INVESCO Endeavor Fund                                   0.75%
Growth Fund                                             0.53%
Growth & Income Fund                                    0.75%
Small Company Growth Fund                               0.62%
Value Equity Fund                                       0.75%

[INVESCO ICON] PORTFOLIO MANAGERS

The  following   individuals  are  primarily   responsible  for  the  day-to-day
management of their respective Fund's or Funds' portfolio holdings:

FUND                                    PORTFOLIO MANAGER(S)

Dynamics                                Timothy J. Miller

INVESCO Endeavor                        Trent E. May

Growth                                  Trent E. May
                                        Douglas J. McEldowney

Growth & Income                         Fritz Meyer
                                        Trent E. May

Small Company Growth                    Stacie L. Cowell

Value Equity                            Charles P. Mayer

STACIE L. COWELL, a senior vice president of INVESCO, is the portfolio manager of Small Company Growth Fund. Before joining INVESCO in 1997, Stacie was senior equity analyst with Founders Asset Management and a capital markets and trading analyst with Chase Manhattan Bank in New York. She is a Chartered Financial Analyst. Stacie holds an M.S. in Finance from the University of Colorado and a B.A. in Economics from Colgate University.

TRENT E. MAY, a senior vice president of INVESCO, is the lead portfolio manager of Growth Fund, the portfolio manager of INVESCO Endeavor Fund and a co-portfolio manager of Growth & Income Fund. Before joining INVESCO in 1996, Trent was with Munder Capital Management and SunBank Capital Management. He is a Chartered Financial Analyst. Trent holds an M.B.A. from Rollins College and a B.S. in Engineering from Florida Institute of Technology.

CHARLES P. MAYER, Director of Value and Fixed-Income Investments and a senior vice president of INVESCO, is the portfolio manager of Value Equity Fund. Before joining INVESCO in 1993, Charlie was a portfolio manager with Westinghouse Pension for nine years. He began his investment career in 1969. He holds an M.B.A. from St. John's University and a B.A. from St. Peter's College.

DOUGLAS J. MCELDOWNEY, a vice president of INVESCO, is the co-portfolio manager of Growth Fund. Before joining INVESCO in 1999, Doug was with Bank of America Investment Management, Inc. and SunTrust Banks, Inc. He is a Chartered Financial Analyst and a Certified Public Accountant. Doug holds an M.B.A. from the Crummer Graduate School at Rollins College and a B.B.A. in Finance from the University of Kentucky.

FRITZ MEYER, a vice president of INVESCO, is the lead portfolio manager of Growth & Income Fund. Before joining INVESCO in 1996, Fritz was an executive vice president and portfolio manager with Nelson, Benson & Zellmer, Inc. He holds an M.B.A. from Amos Tuck School -- Dartmouth College and a B.A. with a distinction in Economics from Dartmouth College.

TIMOTHY J. MILLER, Chief Investment Officer and a director and senior vice president of INVESCO, is the portfolio manager of Dynamics Fund. Before joining INVESCO in 1992, Tim was a portfolio manager with Mississippi Valley Advisors. He is a Chartered Financial Analyst. Tim holds an M.B.A. from the University of Missouri -- St. Louis and a B.S.B.A. from St. Louis University.

[INVESCO ICON] POTENTIAL REWARDS

NO SINGLE FUND SHOULD REPRESENT YOUR COMPLETE INVESTMENT PROGRAM NOR SHOULD YOU ATTEMPT TO USE THE FUNDS FOR SHORT-TERM TRADING PURPOSES.

The Funds offer shareholders the potential to increase the value of their capital over time; Growth Fund also offers the opportunity for current income. In addition, Growth & Income and Value Equity Funds offer the opportunity for total return. Like most mutual funds, each Fund seeks to provide higher returns than the market or its competitors, but cannot guarantee that performance. Each Fund seeks to minimize risk by investing in many different companies in a variety of industries.

SUITABILITY FOR INVESTORS
Only you can determine if an investment in a Fund is right for you based upon your own economic situation, the risk level with which you are comfortable and other factors. In general, the Funds are most suitable for investors who:
o    are willing to grow their capital over the long term (at least five years).
o understand that shares of a Fund can, and likely will, have daily price fluctuations.
o are investing through tax-deferred retirement accounts, such as traditional and Roth Individual Retirement Accounts ("IRAs"), as well as employer-sponsored qualified retirement plans, including 401(k)s and 403(b)s, all of which have longer investment horizons.

You probably do not want to invest in the Funds if you are:
o primarily seeking current dividend income (although Growth, Growth & Income and Value Equity Funds do seek to provide income in addition to capital appreciation).
o    unwilling to accept potential daily changes in the price of Fund shares.
o    speculating on short-term fluctuations in the stock markets.

[INVESCO ICON] SHARE PRICE

CURRENT MARKET VALUE OF FUND ASSETS
+ ACCRUED INTEREST AND DIVIDENDS
- FUND DEBTS,
INCLUDING ACCRUED EXPENSES
--------------------------
/ NUMBER OF SHARES
= YOUR SHARE PRICE (NAV)

The value of your Fund shares is likely to change daily. This value is known as the Net Asset Value per share, or NAV. INVESCO determines the market value of each investment in each Fund's portfolio each day that the New York Stock Exchange ("NYSE") is open, at the close of the regular trading day on that exchange (normally 4:00 p.m. Eastern time). Therefore, shares of the Funds are not priced on days when the NYSE is closed, which generally is on weekends, most national holidays in the U.S. and Good Friday.

NAV is calculated by adding together the current market price of all of a Fund's investments and other assets, including accrued interest and dividends; subtracting the Fund's debts, including accrued expenses; and dividing that dollar amount by the total number of the Fund's outstanding shares.

All purchases, sales and exchanges of Fund shares are made by INVESCO at the NAV next calculated after INVESCO receives proper instructions from you to purchase, redeem or exchange shares of a Fund. Your instructions must be received by INVESCO no later than the close of the NYSE to effect transactions at that day's NAV. If INVESCO hears from you after that time, your instructions will be processed at the NAV calculated at the end of the next day that the NYSE is open.

Foreign securities exchanges, which set the prices for foreign securities held by the Funds, are not always open the same days as the NYSE, and may be open for business on days the NYSE is not. For example, Thanksgiving Day is a holiday observed by the NYSE and not by overseas exchanges. In this situation, the Funds would not calculate NAV on Thanksgiving Day (and INVESCO would not buy, sell or exchange shares for you on that day), even though activity on foreign exchanges could result in changes in the value of investments held by the Funds on that day.

[INVESCO ICON] HOW TO BUY SHARES

TO BUY SHARES AT THAT DAY'S CLOSING PRICE, YOU MUST CONTACT US BEFORE THE CLOSE OF THE NYSE, NORMALLY, 4:00 P.M. EASTERN TIME.

The Funds offer multiple classes of shares. The chart in this section shows several convenient ways to invest in the Class C shares of the Funds, if you invest directly through INVESCO. If you invest in a Fund through a financial intermediary, please consult the financial intermediary for more information on how to purchase shares of a Fund. You may be charged a commission or transaction fee by the financial intermediary for purchases of Fund shares. For all new accounts, please send a completed application form, and specify the fund or funds and class or classes of shares you wish to purchase.

A share of each class represents an identical interest in a Fund and has the same rights, except that each class bears its own distribution and shareholder servicing charges, and other expenses. The income attributable to each class and the dividends payable on the shares of each class will be reduced by the amount of the distribution fee or service fee, if applicable, and the other expenses payable by that class.

There is no charge to invest directly through INVESCO. However, with respect to Class C shares, upon redemption or exchange of Class C shares held thirteen months or less (other than Class C shares acquired through reinvestment of dividends or other distributions, or Class C shares exchanged for Class C shares of another INVESCO fund), a contingent deferred sales charge of 1% of the amount of the total original cost of the Class C shares at the time of purchase may be assessed. In determining whether a CDSC applies to a redemption, it is assumed that the shares being redeemed first are any shares in the shareholder's Fund account that are not subject to a CDSC, followed by shares held the longest in the shareholder's account.

INVESCO reserves the right to increase, reduce or waive each Fund's minimum investment requirements in its sole discretion, if it determines this action is in the best interests of that Fund's shareholders. INVESCO also reserves the right in its sole discretion to reject any order to buy Fund shares, including purchases by exchange.

MINIMUM INITIAL INVESTMENT. $1,000, which is waived for regular investment plans, including EasiVest and Direct Payroll Purchase, and certain retirement plans, including IRAs.

MINIMUM SUBSEQUENT INVESTMENT. $50 (Minimums are lower for certain retirement plans.)

The following chart shows several ways to invest in a Fund if you invest directly through INVESCO.

METHOD                         INVESTMENT MINIMUM              PLEASE REMEMBER
--------------------------------------------------------------------------------
BY CHECK                       $1,000 for regular              INVESCO does not
Mail to:                       accounts;                       accept cash,
INVESCO Funds Group, Inc.,     $250 for an IRA;                credit cards,
P.O. Box 17970,                $50 for each                    travelers'
Denver, CO 80217.              subsequent                      cheques, credit
You may send your              investment.                     card checks,
check by overnight                                             instant loan
courier to:                                                    checks, money
4350 South Monaco Street,                                      orders, or third
Denver, CO 80237.                                              party checks
                                                               unless they are
                                                               from another
                                                               financial
                                                               institution
                                                               related to a
                                                               retirement plan
                                                               transfer.
--------------------------------------------------------------------------------
BY WIRE                        $1,000 for regular
You may send your              accounts;
payment by                     $250 for an IRA;
bank wire (call                $50 for each
1-800-328-2234 for             subsequent
instructions).                 investment.
--------------------------------------------------------------------------------
BY TELEPHONE WITH ACH          $1,000 for regular              You must forward
Call 1-800-328-2234            accounts;                       your bank
to request your                $250 for an IRA;                account
purchase.  Upon your           $50 for each                    information to
telephone                      subsequent                      INVESCO prior to
instructions,                  investment.                     using this
INVESCO will move                                              option.
money from your
designated bank/
credit union
checking or savings
account in order to
purchase shares.
--------------------------------------------------------------------------------
REGULAR INVESTING              $50 per month for               Like all regular
WITH EASIVEST                  EasiVest; $50 per               investment
OR DIRECT PAYROLL              pay period for                  plans, neither
PURCHASE                       Direct Payroll                  EasiVest nor
You may enroll on              Purchase. You may               Direct Payroll
your fund                      start or stop your              Purchase ensures
application, or call           regular investment              a profit or pro-
us for a separate              plan at anytime,                tects against
form and more                  with two weeks'                 loss in a falling
details. Investing             notice to INVESCO.              market. Because
the same amount on a                                           you'll invest
monthly basis allows                                           continually,
you to buy more                                                regardless of
shares when prices                                             varying price
are low and fewer                                              levels, consider
shares when prices                                             your financial
are high. This                                                 ability to keep
"dollar cost                                                   buying through
averaging" may help                                            low price levels.
offset market                                                  And remember that
fluctuations. Over                                             you will lose
a period of time,                                              money if you re-
your average cost                                              deem your shares
per share may be                                               when the market
less than the actual                                           value of all your
average market value                                           shares is less
per share.                                                     than their cost.
--------------------------------------------------------------------------------
BY EXCHANGE                    $1,000 for regular              See "Exchange
Between the same               accounts;                       Policy".
class of any two               $250 for an IRA;
INVESCO funds. Call            $50 for each
1-800-328-2234 for             subsequent
prospectuses of                investment.
other INVESCO funds.
Exchanges may be
made in writing or
by telephone. You
may also establish
an automatic
monthly exchange
service between two
INVESCO funds; call
us for further
details and the
correct form.

EXCHANGE POLICY. You may exchange your shares in any of the Funds for shares of the same class in another INVESCO fund on the basis of their respective NAVs at the time of the exchange.

FUND EXCHANGES CAN BE A CONVENIENT WAY FOR YOU TO DIVERSIFY YOUR INVESTMENTS, OR TO REALLOCATE YOUR INVESTMENTS WHEN YOUR OBJECTIVES CHANGE.

Before making any exchange, be sure to review the prospectuses of the funds involved and consider the differences between the funds. Also, be certain that you qualify to purchase certain classes of shares in the new fund. An exchange is the sale of shares from one fund immediately followed by the purchase of shares in another. Therefore, any gain or loss realized on the exchange is recognizable for federal income tax purposes (unless, of course, you or your account qualifies as tax-deferred under the Internal Revenue Code). If the shares of the fund you are selling have gone up in value since you bought them, the sale portion of an exchange may result in taxable income to you.

We have the following policies governing exchanges:
o Both fund accounts involved in the exchange must be registered in exactly the same name(s) and Social Security or federal tax I.D. number(s).
o You may make up to four exchanges out of each Fund per 12-month period, but you may be subject to the contingent deferred sales charge, described below.
o Each Fund reserves the right to reject any exchange request, or to modify or terminate the exchange policy, if it is in the best interests of the Fund and its shareholders. Notice of all such modifications or terminations that affect all shareholders of the Fund will be given at least 60 days prior to the effective date of the change, except in unusual instances, including a suspension of redemption of the exchanged security under
     Section 22(e) of the Investment Company Act of 1940.

In addition, the ability to exchange may be temporarily suspended at any time that sales of the fund into which you wish to exchange are temporarily stopped.

Please remember that if you pay by check, Automated Clearing House ("ACH"), or wire and your funds do not clear, you will be responsible for any related loss to a Fund or INVESCO. If you are already an INVESCO funds shareholder, the Fund may seek reimbursement for any loss from your existing account(s).

CHOOSING A SHARE CLASS. In deciding which class of shares to purchase, you should consider, among other things, (i) the length of time you expect to hold your shares, (ii) the provisions of the distribution plan applicable to that class, if any, (iii) the eligibility requirements that apply to purchases of a particular class, and (iv) any services you may receive in making your investment determination. Your financial intermediary can help you decide among the various classes. Please contact your financial intermediary for several convenient ways to invest in the Funds. Class C shares are sold primarily through your financial intermediary.

CONTINGENT DEFERRED SALES CHARGE (CDSC). If you redeem or exchange Class C shares of any Fund after holding them thirteen months or less (other than shares acquired through reinvestment of dividends or other distributions), a CDSC of 1% of the total original cost of the shares at the time of purchase being redeemed or exchanged may be assessed. The fee applies to redemptions from a Fund and exchanges (other than exchanges into Class C shares) into any of the other mutual funds which are also advised by INVESCO and distributed by IDI. We will use the "first-in, first-out" method to determine your holding period. Under this method, the date of redemption or exchange will be compared with the earliest purchase date of shares held in your account.

You will not pay a CDSC:
o    if you redeem Class C shares held for more than 13 months;
o if you participate in the periodic withdrawal program and withdraw up to 10% of the value of your shares that are subject to a CDSC in any 12-month period. The value of your shares, and applicable 12-month period, will be calculated based upon the value of your account on, and the date of, the first periodic withdrawal;
o if you redeem shares acquired through reinvestment of dividends and distributions;
o    on increases in the net asset value of your shares;
o    to pay account fees;
o for IRA distributions due to death, disability or periodic distributions based on life expectancy;
o to return excess contributions (and earnings, if applicable) from retirement plan accounts; or
o    for redemptions  following  the death of a shareholder or beneficial owner.

There may be other situations when you may be able to purchase or redeem shares at reduced or no sales charges. Consult the Funds' Statement of Additional Information for further details.

DISTRIBUTION  EXPENSES. We have adopted a Master Distribution Plan and Agreement
- Class C (commonly known as a "12b-1 Plan") for the Funds' Class C shares. The 12b-1 fees paid by each Fund's Class C shares are used to pay distribution fees to IDI for the sale and distribution of each Fund's shares and fees for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the Funds' Class C shares pay these fees out of their assets on an ongoing basis, these fees increase the cost of your investment.

[INVESCO ICON] YOUR ACCOUNT SERVICES

HOUSEHOLDING. To save money for the Funds, you may receive only one copy of a prospectus or financial report to each household address. This process, known as "householding," is used for most required shareholder mailings. It does not apply to account statements. You may, of course, request an additional copy of a prospectus or financial report at any time by calling or writing INVESCO. You may also request that householding be eliminated from all your required mailings.

[INVESCO ICON] HOW TO SELL SHARES

The chart in this section shows several convenient ways to sell your Fund shares, if you invest directly through INVESCO. Upon redemption of Class C shares held thirteen months or less (other than Class C shares acquired through reinvestment of dividends or other distributions, or Class C shares exchanged for Class C shares of another INVESCO Fund), a CDSC of 1% of the amount of the Class C shares at the time of purchase may be assessed. In determining whether a CDSC applies to a redemption, it is assumed that the shares being redeemed first are any shares in the shareholder's Fund account that are not subject to a CDSC, followed by shares held the longest in the shareholder's account. If you invest in a Fund through a financial intermediary, please contact the financial intermediary for information on how to sell shares of a Fund. You may be charged a commission or transaction fee by the financial intermediary for sale of Fund shares. Shares of the Funds may be sold at any time at the next NAV calculated after your request to sell is received by INVESCO in proper form. Depending on Fund performance, the NAV at the time you sell your shares may be more or less than the price you paid to purchase your shares.

TO SELL SHARES AT THAT DAY'S CLOSING PRICE, YOU MUST CONTACT US BEFORE 4:00 P.M. EASTERN TIME.

If you own shares in more than one INVESCO fund, please specify the fund whose shares you wish to sell and specify the class of shares. Remember that any sale or exchange of shares in a non-retirement account will likely result in a taxable gain or loss.

While INVESCO attempts to process telephone redemptions promptly, there may be times -- particularly in periods of severe economic or market disruption -- when you may experience delays in redeeming shares by telephone.

INVESCO usually forwards the proceeds from the sale of Fund shares within seven days after we receive your request to sell in proper form. However, payment may be postponed under unusual circumstances -- for instance, if normal trading is not taking place on the NYSE, or during an emergency as defined by the Securities and Exchange Commission. If your INVESCO fund shares were purchased by a check which has not yet cleared, payment will be made promptly when your purchase check does clear; that can take up to 12 business days.

If you participate in EasiVest, the Funds' automatic monthly investment program, and sell all of the shares in your account, we will not make any additional EasiVest purchases unless you give us other instructions.

Because of the Funds' expense structure, it costs as much to handle a small account as it does to handle a large one. If the value of your account in a Fund falls below $250 as a result of your actions (for example, sale of your Fund shares), the Fund reserves the right to sell all of your shares, send the proceeds of the sale to you and close your account. Before this is done, you will be notified and given 60 days to increase the value of your account to $250 or more.

REDEMPTION FEE. Except for any applicable CDSC, we will not charge you any fees to redeem your shares; however, your broker or financial consultant may charge service fees for handling these transactions.

The following chart shows several ways to sell your shares of a Fund if you invest directly through INVESCO.


METHOD                          REDEMPTION              MINIMUM PLEASE REMEMBER
--------------------------------------------------------------------------------
BY TELEPHONE                    $250 (or, if less,      INVESCO's telephone
Call us toll-free               full liquidation        redemption
at:                             of the account)         privileges may be
1-800-328-2234                  for a redemption        modified or
                                check.                  terminated in the
                                                        future at INVESCO's
                                                        discretion. The
                                                        maximum amount
                                                        which may be
                                                        redeemed by
                                                        telephone is
                                                        generally $25,000.
--------------------------------------------------------------------------------

IN WRITING                      Any amount.             The redemption
Mail your request                                       request must be
to: INVESCO Funds                                       signed by all
Group, Inc., P.O.                                       registered account
Box 17970, Denver,                                      owners. Payment
CO 80217. You may                                       will be mailed to
also send your                                          your address as it
request by overnight                                    appears on
courier to 4350                                         INVESCO's records,
South Monaco Street,                                    or to a bank
Denver, CO 80237.                                       designated by you
                                                        in writing.

--------------------------------------------------------------------------------
BY TELEPHONE WITH ACH           $50. IRA                You must forward
Call 1-800-328-2234             redemptions not         your bank account
to request your                 permitted.              information to
redemption.                                             INVESCO prior to
                                                        using this option.
                                                        INVESCO will
                                                        automatically pay
                                                        the proceeds into
                                                        your designated
                                                        bank account.

PERIODIC WITHDRAWAL             $100 per payment        You must have at
PLAN                            on a monthly  or        least $10,000 total
You may call us to              quarterly basis.        invested with the
request the                     The redemption          INVESCO funds with
appropriate form and            check may be made       at least $5,000 of
more information at             payable to any          that total invested
1-800-328-2234.                 party you               in the fund from
                                designate.              which withdrawals
                                                        will be made.
--------------------------------------------------------------------------------
PAYMENT TO THIRD                Any amount.             All registered
PARTY                                                   account owners must
Mail your request to                                    sign the request,
INVESCO Funds Group,                                    with
Inc.,                                                   signature
P.O. Box 17970                                          guarantees from an
Denver, CO 80217.                                       eligible guarantor
                                                        financial
                                                        institution, such
                                                        as a commercial
                                                        bank or a
                                                        recognized national
                                                        or regional
                                                        securities firm.
[GRAPH ICON] TAXES

Everyone's tax status is unique. We encourage you to consult your own tax adviser on the tax impact to you of investing in the Funds.

TO AVOID BACKUP WITHHOLDING, BE SURE WE HAVE YOUR CORRECT SOCIAL SECURITY OR TAXPAYER IDENTIFICATION NUMBER.

Each Fund customarily distributes to its shareholders substantially all of its net investment income, net capital gains and net gains from foreign currency transactions, if any. You receive a proportionate part of these distributions, depending on the percentage of each Fund's shares that you own. These distributions are required under federal tax laws governing mutual funds. It is the policy of each Fund to distribute all investment company taxable income and net capital gains. As a result of this policy and each Fund's qualification as a regulated investment company, it is anticipated that none of the Funds will pay any federal income or excise taxes. Instead, each Fund will be accorded conduit or "pass through" treatment for federal income tax purposes.

However, unless you are (or your account is) exempt from income taxes, you must include all dividends and capital gain distributions paid to you by a Fund in your taxable income for federal, state and local income tax purposes. You also may realize capital gains or losses when you sell shares of a Fund at more or less than the price you originally paid. An exchange is treated as a sale, and is a taxable event. Dividends and other distributions usually are taxable whether you receive them in cash or automatically reinvest them in shares of the distributing Fund(s) or other INVESCO funds.

If you have not provided INVESCO with complete, correct tax information, the Funds are required by law to withhold from your distributions, and any money that you receive from the sale of shares of the Funds, backup withholding tax at the rate in effect on the date of the transaction.

Unless your account is held at a brokerage firm, we will provide you with detailed information every year about your dividends and capital gain distributions. Depending on the activity in your individual account, we may also be able to assist with cost basis figures for shares you sell.

[GRAPH ICON] DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

The Funds earn ordinary or investment income from dividends and interest on their investments. The Funds expect to distribute substantially all of this investment income, less Fund expenses, to shareholders annually, with respect to Dynamics, INVESCO Endeavor, Growth and Small Company Growth Funds, and quarterly, with respect to Growth & Income and Value Equity Funds, or at such other times as the Funds may elect.

NET INVESTMENT INCOME AND NET REALIZED CAPITAL GAINS ARE DISTRIBUTED TO SHAREHOLDERS AT LEAST ANNUALLY. DISTRIBUTIONS ARE TAXABLE WHETHER REINVESTED IN ADDITIONAL SHARES OR PAID TO YOU IN CASH (EXCEPT FOR TAX-EXEMPT ACCOUNTS).

A Fund also realizes capital gains or losses when it sells securities in its portfolio for more or less than it had paid for them. If total gains on sales exceed total losses (including losses carried forward from previous years), a Fund has a net realized capital gain. Net realized capital gains, if any, are distributed to shareholders at least annually, usually in November.

Under present federal income tax laws, capital gains may be taxable at different rates, depending on how long a Fund has held the underlying investment. Short-term capital gains which are derived from the sale of assets held one year or less are taxed as ordinary income. Long-term capital gains which are derived from the sale of assets held for more than one year are taxed at up to the maximum capital gains rate, currently 20% for individuals.

Dividends and capital gain distributions are paid to you if you hold shares on the record date of the distribution regardless of how long you have held your shares. A Fund's NAV will drop by the amount of the distribution on the day the distribution is declared. If you buy shares of a Fund just before a distribution is declared, you may wind up "buying a distribution." This means that if the Fund declares a dividend or capital gain distribution shortly after you buy, you will receive some of your investment back as a taxable distribution. Although purchasing your shares at the resulting higher NAV may mean a smaller capital gain or greater loss upon sale of the shares, most shareholders want to avoid the purchase of shares immediately before the distribution record date. However, keep in mind that your basis in a Fund will be increased to the extent such distribution is reinvested in the Fund. If you sell your shares of a Fund at a loss for tax purposes and then replace those shares with a substantially identical investment either 30 days before or after that sale, the transaction is usually considered a "wash sale" and you will not be able to claim a tax loss.

Dividends and capital gain distributions paid by each Fund are automatically reinvested in additional Fund shares at the NAV on the ex-distribution date, unless you choose to have them automatically reinvested in another INVESCO fund or paid to you by check or electronic funds transfer. If you choose to be paid by check, the minimum amount of the check must be at least $10; amounts less than that will be automatically reinvested. Dividends and other distributions, whether received in cash or reinvested in additional Fund shares, are generally subject to federal income tax.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of the Class C shares of each Fund for the period of the Class C shares operations. Certain information reflects financial results for a single Class C share of a Fund. The total returns in the table represent the annual percentages that an investor would have earned (or lost) on an investment in a Class C share of a Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the financial statements, is included in INVESCO Stock Funds, Inc.'s 2001 Annual Report to Shareholders, which is incorporated by reference into the Statement of Additional Information. This Report is available without charge by contacting IDI at the address or telephone number on the back cover of this Prospectus.


                                            YEAR ENDED            PERIOD ENDED
                                              JULY 31                JULY 31
                                            ------------------------------------
                                                2001                 2000(a)
DYNAMICS FUND-CLASS C
PER SHARE DATA
Net Asset Value-Beginning of Period           $27.78                  $28.25
--------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS(b)
Net Investment Loss(c)                        (0.06)                  (0.00)
Net Losses on Securities
   (Both Realized and Unrealized)            (10.60)                  (0.47)
--------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS             (10.66)                  (0.47)
--------------------------------------------------------------------------------
LESS DISTRIBUTIONS
DISTRIBUTIONS IN EXCESS OF CAPITAL GAINS        0.08                    0.00
--------------------------------------------------------------------------------
Net Asset Value-End of Period                 $17.04                  $27.78
================================================================================

TOTAL RETURN(d)                             (38.45%)              (1.66%)(e)

RATIOS
Net Assets-End of Period  ($000 Omitted)     $28,887                  $4,779
Ratio of Expenses to Average Net Assets(f)     1.86%                1.71%(g)
Ratio of Net Investment Loss to  Average
  Net Assets                                 (1.34%)              (1.20%)(g)
Portfolio Turnover Rate                          55%                  75%(h)

(a)  From February 15, 2000, since inception of Class C, to July 31, 2000.
(b) The per share information was computed based on average shares for the period ended July 31, 2000.
(c) Net Investment Loss aggregated less than $0.01 on a per share basis for the period ended July 31, 2000.
(d)  The applicable CDSC fees are not included in the Total Return calculation.
(e) Based on operations for the period shown and, accordingly, is not representative of a full year.
(f) Ratio is based on Total Expenses of the Class, which is before any expense offset arrangements (which may include custodian fees).
(g)  Annualized
(h)  Portfolio   Turnover  is  calculated  at  the  Fund  level,  and  therefore represents the year ended July 31, 2000.

                                            YEAR ENDED            PERIOD ENDED
                                              JULY 31                JULY 31
                                            ------------------------------------
                                                2001                 2000(a)

INVESCO ENDEAVOR FUND-CLASS C
PER SHARE DATA
Net Asset Value-Beginning of Period           $24.27                  $25.74
--------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS(b)
Net Investment Loss                           (0.12)                  (0.16)
Net Losses on Securities
   (Both Realized and Unrealized)            (13.10)                  (1.31)
--------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS             (13.22)                  (1.47)
--------------------------------------------------------------------------------
LESS DISTRIBUTIONS
DISTRIBUTIONS IN EXCESS OF CAPITAL GAINS        0.48                    0.00
--------------------------------------------------------------------------------
Net Asset Value-End of Period                 $10.57                  $24.27
================================================================================

TOTAL RETURN(c)                             (55.22%)              (5.71%)(d)

RATIOS
Net Assets-End of Period  ($000 Omitted)      $2,438                  $2,509
Ratio of Expenses to Average Net Assets(e)(f)  2.26%                2.05%(g)
Ratio of Net Investment Loss to Average Net
  Assets(f)                                   (1.97%)             (1.58%)(g)
Portfolio Turnover Rate                         195%                  81%(h)

(a)  From February 15, 2000, since inception of Class C, to July 31, 2000.
(b) The per share information was computed based on average shares for the period ended July 31, 2000.
(c)  The applicable CDSC fees are not included in the Total Return calculation.
(d) Based on operations for the period shown and, accordingly, is not representative of a full year.
(e) Ratio is based on Total Expenses of the Class, less Expenses Absorbed by INVESCO, if applicable, which is before any expense offset arrangements (which may include custodian fees).
(f) Various expenses of the Class were voluntarily absorbed by INVESCO for the year ended July 31, 2001. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 2.48% and the ratio of net investment loss to average net assets would have been (2.19%).
(g)  Annualized
(h) Portfolio Turnover is calculated at the Fund level, and therefore represents the year ended July 31, 2000.

                                            YEAR ENDED            PERIOD ENDED
                                              JULY 31                JULY 31
                                            ------------------------------------
                                                2001                 2000(a)
GROWTH FUND-CLASS C (FORMERLY, INVESCO
BLUE CHIP GROWTH FUND)
PER SHARE DATA
Net Asset Value-Beginning of Period            $8.44                   $8.26
--------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS(b)
Net Investment Loss                           (0.03)                  (0.05)
Net Gains or (Losses) on Securities
   (Both Realized and Unrealized)             (4.29)                   0.23
--------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS              (4.32)                   0.18
--------------------------------------------------------------------------------
LESS DISTRIBUTIONS
DISTRIBUTIONS IN EXCESS OF CAPITAL GAINS        1.07                   0.00
--------------------------------------------------------------------------------
Net Asset Value-End of Period                  $3.05                  $8.44
================================================================================

TOTAL RETURN(c)                             (56.67%)                2.18%(d)

RATIOS
Net Assets-End of Period  ($000 Omitted)      $9,108                  $3,213
Ratio of Expenses to Average Net Assets(e)     2.04%                1.76%(f)
Ratio of Net Investment Loss to  Average
  Net Assets                                 (1.82%)              (1.54%)(f)
Portfolio Turnover Rate                         129%                 168%(g)

(a)  From February 15, 2000, since inception of Class C, to July 31, 2000.
(b) The per share information was computed based on average shares for the period ended July 31, 2000.
(c)  The applicable CDSC fees are not included in the Total Return calculation.
(d) Based on operations for the period shown and, accordingly, is not representative of a full year.
(e) Ratio is based on Total Expenses of the Class, which is before any expense offset arrangements (which may include custodian fees).
(f)  Annualized
(g)  Portfolio   Turnover  is  calculated  at  the  Fund  level,  and  therefore represents the year ended July 31, 2000.

                                            YEAR ENDED            PERIOD ENDED
                                              JULY 31                JULY 31
                                            ------------------------------------
                                                2001                 2000(a)

GROWTH & INCOME FUND-CLASS C
PER SHARE DATA
Net Asset Value-Beginning of Period           $18.87                  $18.19
--------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Loss(b)                        (0.03)                  (0.13)
Net Gains or (Losses) on Securities
   (Both Realized and Unrealized)             (7.96)                    0.81
--------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS              (7.99)                    0.68
--------------------------------------------------------------------------------
LESS DISTRIBUTIONS
DISTRIBUTIONS IN EXCESS OF CAPITAL GAINS        0.79                    0.00
--------------------------------------------------------------------------------
Net Asset Value-End of Period                 $10.09                  $18.87
================================================================================

TOTAL RETURN(c)                             (43.72%)                3.74%(d)

RATIOS
Net Assets-End of Period  ($000 Omitted)      $2,142                  $1,388
Ratio of Expenses to Average Net
  Assets(e)(f)                                 2.27%                2.00%(g)
Ratio of Net Investment Loss to Average
  Net Assets(f)                              (1.78%)              (1.63%)(g)
Portfolio Turnover Rate                         218%                 177%(h)

(a)  From February 15, 2000, since inception of Class C, to July 31, 2000.
(b) The per share information was computed based on average shares for the period ended July 31, 2000.
(c)  The applicable CDSC fees are not included in the Total Return calculation.
(d) Based on operations for the period shown and, accordingly, is not representative of a full year.
(e) Ratio is based on Total Expenses of the Class, less Expenses Absorbed by INVESCO, if applicable, which is before any expense offset arrangements (which may include custodian fees).
(f) Various expenses of the Class were voluntarily absorbed by INVESCO for the year ended July 31, 2001. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 2.32% and ratio of net investment loss to average net assets would have been (1.83%).
(g)  Annualized
(h) Portfolio Turnover is calculated at the Fund level, and therefore represents the year ended July 31, 2000.

                                            YEAR ENDED            PERIOD ENDED
                                              JULY 31                JULY 31
                                            ------------------------------------
                                                2001                 2000(a)
SMALL COMPANY GROWTH FUND-
CLASS C
PER SHARE DATA
Net Asset Value-Beginning of Period           $18.37                  $20.68
--------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Loss(b)                        (0.12)                  (0.00)
Net Losses on Securities
   (Both Realized and Unrealized)             (4.78)                  (2.31)
--------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS              (4.90)                  (2.31)
--------------------------------------------------------------------------------
LESS DISTRIBUTIONS
DISTRIBUTIONS IN EXCESS OF CAPITAL GAINS        0.93                    0.00
--------------------------------------------------------------------------------
Net Asset Value-End of Period                 $12.54                  $18.37
================================================================================

TOTAL RETURN(c)                             (27.24%)             (11.17%)(d)

RATIOS
Net Assets-End of Period  ($000 Omitted)      $2,034                  $1,926
Ratio of Expenses to Average Net Assets(e)     2.13%                1.83%(f)
Ratio of Net Investment Loss to
  Average Net Assets                         (1.12%)              (0.91%)(f)
Portfolio Turnover Rate                         112%                 186%(g)

(a)  From February 15, 2000, since inception of Class C, to July 31, 2000.
(b) Net Investment Loss aggregated less than $0.01 on a per share basis for the period ended July 31, 2000.
(c)  The applicable CDSC fees are not included in the Total Return calculation.
(d) Based on operations for the period shown and, accordingly, is not representative of a full year.
(e) Ratio is based on Total Expenses of the Class, which is before any expense offset arrangements (which may include custodian fees).
(f)  Annualized
(g)  Portfolio   Turnover  is  calculated  at  the  Fund  level,  and  therefore represents the year ended July 31, 2000.

                                            YEAR ENDED            PERIOD ENDED
                                              JULY 31                JULY 31
                                            ------------------------------------
                                                2001                 2000(a)
VALUE EQUITY FUND - CLASS C
PER SHARE DATA
Net Asset Value-Beginning of Period           $24.90                  $24.72
--------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS(b)
Net Investment Loss                           (0.06)                  (0.06)
Net Gains or (Losses) on Securities
   (Both Realized and Unrealized)             (0.14)                    0.45
--------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS              (0.20)                    0.39
================================================================================
LESS DISTRIBUTIONS
Dividends from Net Investment Income(c)         0.07                    0.21
Distributions from Capital Gains                3.81                    0.00
TOTAL DISTRIBUTIONS                             3.88                    0.21
================================================================================
Net Asset Value-End of Period                 $20.82                  $24.90
================================================================================

TOTAL RETURN(d)                              (0.49%)                1.52%(e)

RATIOS
Net Assets-End of Period  ($000 Omitted)      $1,024                     $96
Ratio of Expenses to Average Net
  Assets(f)(g)                                 2.04%                2.13%(h)
Ratio of Net Investment Loss to Average
  Net Assets(g)                              (0.23%)              (0.49%)(h)
Portfolio Turnover Rate                          54%                  67%(i)

(a)  From February 15, 2000, since inception of Class C, to July 31, 2000.
(b) The per share information was computed based on average shares for the year ended July 31, 2001.
(c) Distributions in Excess of Net Investment Income aggregated less than $0.01 on a per share basis for the year ended July 31, 2001 and the period ended July 31, 2000.
(d)  The applicable CDSC fees are not included in the Total Return calculation.
(e) Based on operations for the period shown and, accordingly, is not representative of a full year.
(f) Ratio is based on Total Expenses of the Class, less Expenses Absorbed by INVESCO, which is before any expense offset arrangements (which may include custodian fees).
(g) Various expenses of the Class were voluntarily absorbed by INVESCO for the year ended July 31, 2001 and the period ended July 31, 2000. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 2.29% and 2.22% (annualized), respectively, and ratio of net investment loss to average net assets would have been (0.48%) and (0.58%) (annualized), respectively.
(h)  Annualized
(i) Portfolio Turnover is calculated at the Fund level, and therefore represents the year ended July 31, 2000.

NOVEMBER 30, 2001

INVESCO STOCK FUNDS, INC.
INVESCO DYNAMICS FUND--CLASS C
INVESCO ENDEAVOR FUND--CLASS C
INVESCO GROWTH FUND--CLASS C (FORMERLY, INVESCO BLUE CHIP GROWTH FUND) INVESCO GROWTH & INCOME FUND--CLASS C
INVESCO SMALL COMPANY GROWTH FUND--CLASS C
INVESCO VALUE EQUITY FUND--CLASS C

You may obtain additional information about the Funds from several sources.

FINANCIAL REPORTS. Although this Prospectus describes the Funds' anticipated investments and operations, the Funds also prepare annual and semiannual reports that detail the Funds' actual investments at the report date. These reports include discussion of each Fund's recent performance, as well as market and general economic trends affecting each Fund's performance. The annual report also includes the report of the Funds' independent accountants.

STATEMENT OF ADDITIONAL INFORMATION. The SAI dated November 30, 2001 is a supplement to this Prospectus and has detailed information about the Funds and their investment policies and practices. A current SAI for the Funds is on file with the Securities and Exchange Commission and is incorporated into this Prospectus by reference; in other words, the SAI is legally a part of this Prospectus, and you are considered to be aware of the contents of the SAI.

INTERNET. The current Prospectus of the Funds may be accessed through the INVESCO Web site at invescofunds.com. In addition, the Prospectus, SAI, annual report and semiannual report of the Funds are available on the SEC Web site at www.sec.gov.

To obtain a free copy of the current Prospectus, SAI, annual report or semiannual report, write to INVESCO Distributors, Inc., P.O. Box 17970, Denver, Colorado 80217; or call 1-800-328-2234. Copies of these materials are also available (with a copying charge) from the SEC's Public Reference Section at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 1-202-942-8090 or by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Funds are 811-1474 and 002-26125.







811-1474

PROSPECTUS | NOVEMBER 30, 2001
--------------------------------------------------------------------------------
YOU SHOULD KNOW WHAT INVESCO KNOWS(R)
--------------------------------------------------------------------------------
INVESCO STOCK  FUNDS, INC.
INVESCO DYNAMICS FUND-- CLASS K
INVESCO ENDEAVOR FUND-- CLASS K
INVESCO GROWTH FUND -- CLASS K (FORMERLY, INVESCO BLUE CHIP GROWTH FUND)
INVESCO GROWTH & INCOME FUND -- CLASS K
INVESCO SMALL COMPANY GROWTH FUND -- CLASS K
INVESCO VALUE EQUITY FUND -- CLASS K

SIX MUTUAL FUNDS DESIGNED FOR INVESTORS SEEKING LONG-TERM CAPITAL GROWTH OR TOTAL RETURN. CLASS K SHARES ARE SOLD TO QUALIFIED RETIREMENT PLANS, RETIREMENT SAVINGS PROGRAMS, EDUCATIONAL SAVINGS PROGRAMS AND WRAP PROGRAMS PRIMARILY THROUGH FINANCIAL INTERMEDIARIES.

TABLE OF CONTENTS

Investment Goals, Strategies And Risks...............98
Fund Performance....................................101
Fees And Expenses...................................103
Investment Risks....................................105
Principal Risks Associated With The Funds...........106
Temporary Defensive Positions.......................107
Portfolio Turnover..................................107
Fund Management.....................................108
Portfolio Managers..................................109
Potential Rewards...................................109
Share Price.........................................110
How To Buy And Sell Shares..........................111
Your Account Services...............................112
Taxes...............................................112
Dividends And Capital Gain Distributions............112
Financial Highlights................................114

No dealers, salesperson, or any other person has been authorized to give any information or to make any representations other than those contained in this Prospectus, and you should not rely on such other information or representations.

                           [INVESCO ICON] INVESCO(R)

The Securities and Exchange Commission has not approved or disapproved the shares of these Funds. Likewise, the Commission has not determined if this Prospectus is truthful or complete. Anyone who tells you otherwise is committing a federal crime.

INVESCO Funds Group, Inc. ("INVESCO") is the investment adviser for the Funds. Together with our affiliated companies, we at INVESCO direct all aspects of the management and sale of the Funds.

This Prospectus contains important information about the Funds' Class K shares, which are sold to qualified retirement plans, retirement savings programs, educational savings programs and wrap programs primarily through financial intermediaries. Please contact your plan or program sponsor for more detailed information on suitability and transactional issues (i.e., how to purchase or sell shares, minimum investment amounts, and fees and expenses). Each Fund also offers one or more additional classes of shares through separate prospectuses. Each of the Fund's classes has varying expenses, with resulting effects on their performance. You can choose the class of shares that is best for you, based on how much you plan to invest and other relevant factors discussed in "How To Buy And Sell Shares." To obtain additional information about other classes of shares, contact INVESCO Distributors, Inc. ("IDI") at 1-800-328-2234, or your broker, bank or financial planner who is offering the Class K shares offered in this Prospectus.

THIS PROSPECTUS WILL TELL YOU MORE ABOUT:

[KEY ICON] INVESTMENT GOALS & STRATEGIES
[ARROWS ICON] POTENTIAL INVESTMENT RISKS
[GRAPH ICON] PAST PERFORMANCE
[INVESCO ICON] WORKING WITH INVESCO
--------------------------------------------------------------------------------
[KEY ICON][ARROWS ICON] INVESTMENT GOALS, STRATEGIES AND RISKS

FOR MORE DETAILS ABOUT EACH FUND'S CURRENT INVESTMENTS AND MARKET OUTLOOK, PLEASE SEE THE MOST RECENT ANNUAL OR SEMIANNUAL REPORT.

FACTORS COMMON TO ALL THE FUNDS
The Funds seek to make your investment grow; Growth Fund also seeks current income. In addition, Growth & Income and Value Equity Funds seek total return. They are actively managed. The Funds invest primarily in equity securities that INVESCO believes will rise in price faster than other securities, as well as in options and other investments whose values are based upon the values of equity securities.

All of the Funds (except Value Equity Fund) are managed in the growth style. At INVESCO, growth investing starts with research from the "bottom up," and focuses on company fundamentals and growth prospects.

We seek securities for the Funds (except Value Equity Fund) that meet the following standards:
o EXCEPTIONAL GROWTH: The markets and industries they represent are growing significantly faster than the economy as a whole.
o LEADERSHIP: They are leaders -- or emerging leaders -- in these markets, securing their position through technology, marketing, distribution or some other innovative means.
o FINANCIAL VALIDATION: Their returns -- in the form of sales unit growth, rising operating margins, internal funding and other factors -- demonstrate exceptional growth and leadership.

Growth investing may be more volatile than other investment styles because growth stocks are more sensitive to investor perceptions of an issuing company's growth potential. Growth-oriented funds typically will underperform value-oriented funds when investor sentiment favors the value investing style.

Value Equity Fund is managed in the value style. This means we seek securities, particularly stocks, that are currently undervalued by the market - companies that are performing well, or have solid management and products, but whose stock prices do not reflect that value. Through our value process, we seek to provide reasonably consistent returns over a variety of market cycles.

At any given time, the Fund may be subject to sector risk. Companies that have similar lines of business (for example, financial services, health or technology) are grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors of the market as a whole. The Funds are not limited with respect to sectors in which they can invest. If the portfolio managers allocate more of their respective Fund's portfolio holdings to a particular economic sector, the Fund's overall performance will be susceptible to the economic, business or other developments which generally affect that sector. A Fund can still be diversified, even if it is heavily weighted in one or more sector.

In addition to sector risk and the risks outlined in the following sections for each Fund, the Funds are subject to other principal risks such as market, liquidity, counterparty, foreign securities, lack of timely information, and portfolio turnover risks. These risks are described and discussed later in the Prospectus under the headings "Investment Risks" and "Principal Risks Associated With The Funds." An investment in a Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation ("FDIC") or any other government agency. As with any mutual fund, there is always a risk that you may lose money on your investment in a Fund.

[KEY ICON]  INVESCO DYNAMICS FUND - CLASS K

The Fund seeks to make your investment grow. It invests primarily in common stocks of mid-sized companies. We define mid-sized companies as companies that are included in the Russell Mid-Cap Growth Index at the time of purchase, or if not included in that Index, have market capitalizations of between $2.5 billion and $15 billion at the time of purchase. The scope of the Index varies with market performance of the companies in the Index. At October 31, 2001, the smallest company in the Index had a market capitalization of $237.4 million and the largest had a market capitalization of $13.3 billion. The Fund also has the flexibility to invest in other types of securities including preferred stocks, convertible securities and bonds.

The core of the Fund's portfolio is invested in securities of established companies that are leaders in attractive growth markets with a history of strong returns. The remainder of the portfolio is invested in securities of companies that show accelerating growth, driven by product cycles, favorable industry or sector conditions and other factors that INVESCO believes will lead to rapid sales or earnings growth.

The Fund's strategy relies on many short-term factors including current information about a company, investor interest, price movements of a company's securities and general market and monetary conditions. Consequently, the Fund's investments may be bought and sold relatively frequently.

While the Fund generally invests in mid-sized companies, the Fund sometimes invests in the securities of smaller companies. The prices of these securities tend to move up and down more rapidly than the securities prices of larger, more established companies, and the price of Fund shares tends to fluctuate more than it would if the Fund invested in the securities of larger companies.

[KEY ICON] INVESCO ENDEAVOR FUND - CLASS K

The Fund seeks to make your investment grow. It uses an aggressive strategy and invests primarily in common stocks. The Fund invests in companies of all sizes and also has the flexibility to invest in other types of securities, including preferred stocks, convertible securities, warrants, bonds and other debt securities.

The Fund's strategy relies on many short-term factors including current information about a company, investor interest, price movements of a company's securities and general market and monetary conditions. Consequently, the Fund's investments may be bought and sold relatively frequently.

The Fund's investments are not limited to companies of a particular size. It invests in the securities of smaller companies, including companies just entering the securities marketplace with initial public offerings. The prices of these securities tend to move up and down more rapidly than the securities prices of larger, more established companies. When the Fund concentrates its investments in the securities of smaller companies, the price of Fund shares tends to fluctuate more than it would if the Fund invested in the securities of larger companies.

[KEY ICON] INVESCO GROWTH FUND - CLASS K

The Fund seeks to make your investment grow. It also seeks current income. The Fund invests primarily in common stocks of large companies. We define large companies as companies that are included in the Russell 1000 Growth Index at the time of purchase, or if not included in that Index, have market capitalizations of at least $5 billion at the time of purchase. At October 31, 2001, there are approximately 545 companies in the Index. The scope of the Index varies with market performance of the companies in the Index. At October 31, 2001, the smallest company in the Index had a market capitalization of $237.4 million and the largest company had a market capitalization of $361.7 billion. In addition, INVESCO tries to identify companies that have - or are expected to have - growing earnings, revenues and strong cash flows. INVESCO also examines a variety of industries and businesses, and seeks to purchase the securities of companies that we believe are best situated to grow in their industry categories. We also consider the dividend payment records or potential for future capacity to pay dividends of the companies whose securities the Fund buys. The Fund may invest in preferred stocks (which generally pay higher dividends than common stocks) and debt instruments that are convertible into common stocks, as well as in securities of foreign companies. In recent years, the core of the Fund's investments has been concentrated in the securities of three or four dozen companies.

Although the Fund is subject to a number of risks that could affect its performance, its principal risk is market risk - that is, that the prices of the securities in its portfolio will rise and fall due to price movements in the securities markets, and that the securities held in the Fund's portfolio may decline in value more than the overall securities markets.

[KEY ICON] INVESCO GROWTH & INCOME FUND - CLASS K

The Fund seeks to obtain a high rate of total return. Income on investments (dividends and interest), plus increases in the value of investments, make up total return. The Fund invests most of its assets in common stocks, preferred stocks and securities convertible into common stocks. The Fund's core investments are in well-established, large growth companies and/or dividend paying companies. We define large companies as companies that are included in the Russell 1000 Growth Index at the time of purchase, or if not included in that Index, have market capitalizations of at least $5 billion at the time of purchase. At October 31, 2001, there are approximately 545 companies in the Index. The scope of the Index varies with market performance of the companies in the Index. At October 31, 2001, the smallest company in the Index had a market capitalization of $237.4 million and the largest company had a market capitalization of $361.7 billion. The Fund may also invest in securities which do not pay dividends but that INVESCO believes have the potential to increase in value, regardless of the potential for dividends.

The Fund's strategy relies on many short-term factors including current information about a company, investor interest, price movements of a company's securities, and general market and monetary conditions. Consequently, the Fund's investments are usually bought and sold relatively frequently.

The Fund's portfolio is presently concentrated in the stocks of approximately 60 companies. Although INVESCO believes that this level of diversification is appropriate, the Fund is not as diversified as some other mutual funds.

[KEY ICON] INVESCO SMALL COMPANY GROWTH FUND - CLASS K

The Fund seeks to make your investment grow. Most holdings are in small-capitalization companies. We define small capitalization companies as companies that are included in the Russell 2000 Growth Index at the time of purchase, or if not included in that Index, have market capitalizations of $2.5 billion or below at the time or purchase. The scope of the Index varies with market performance of the companies in the Index. At October 31, 2001, the smallest company in the Index had a market capitalization of $5 million and the largest company had a market capitalization of $2.6 billion. We are primarily looking for companies in the developing stages of their life cycles, which are currently priced below our estimation of their potential, have earnings which may be expected to grow faster than the U.S. economy in general, and/or offer the potential for accelerated earnings growth due to rapid growth of sales, new products, management changes, and/or structural changes in the economy.

Investments in small, developing companies carry greater risk than investments in larger, more established companies. Developing companies generally face intense competition and have a higher rate of failure than larger companies.

[KEY ICON] INVESCO VALUE EQUITY FUND - CLASS K

The Fund seeks high total return from capital appreciation and current income. The portfolio emphasizes high-quality, larger-capitalization companies which are temporarily out of favor with investors. Our value-based process evaluates numerous factors on a current and historical basis, seeking undiscovered values in the market. The philosophy of value investing is based upon the belief that certain securities are undervalued by the market. As such, when the market "discovers" these securities, their values should increase.

Although the Fund is subject to a number of risks, its principal risk is market risk - that is, that the price of the securities in its portfolio will rise and fall due to price movements in the securities markets, and that the securities held in the Fund's portfolio may decline in value more than the overall securities markets. Undervalued stocks may not realize their perceived value for extended periods of time, if ever. Value-oriented funds may underperform when another investing style is in favor.

[GRAPH ICON] FUND PERFORMANCE

Since Class K shares were not offered until December 1, 2000 with respect to Dynamics, INVESCO Endeavor, Growth and Growth & Income Funds and until August 31, 2001 with respect to Small Company Growth and Value Equity Funds, the bar charts below show the Funds' Investor Class shares' actual yearly performance (commonly known as their "total return") for the years ended December 31 over the past decade or since inception. Investor Class shares are not offered in this Prospectus. INVESTOR CLASS AND CLASS K RETURNS WOULD BE SIMILAR BECAUSE BOTH CLASSES OF SHARES INVEST IN THE SAME PORTFOLIO OF SECURITIES. THE RETURNS OF THE CLASSES WOULD DIFFER, HOWEVER, TO THE EXTENT OF DIFFERING LEVELS OF EXPENSES. IN THIS REGARD, THE BAR CHARTS AND TABLE DO NOT REFLECT ASSET BASED FEES IN EXCESS OF 0.25% OF NET ASSETS; IF THEY DID, THE TOTAL RETURNS SHOWN WOULD BE LOWER. The table below shows average annual total returns for various periods ended December 31, 2000 for each Fund's Investor Class shares compared to the S&P MidCap 400 Index, S&P 500 Index, Russell 1000 Index or Russell 2000 Index. The information in the charts and table illustrates the variability of each Fund's Investor Class shares' total return and how its performance compared to a broad measure of market performance. Remember, past performance does not indicate how a Fund will perform in the future.

--------------------------------------------------------------------------------
                         DYNAMICS FUND - INVESTOR CLASS
                      ACTUAL ANNUAL TOTAL RETURN(1),(2),(3)
--------------------------------------------------------------------------------
                               [GRAPHIC OMITTED]
'91     '92     '93     '94     '95     '96     '97     '98     '99     '00
67.00%  13.15%  19.10%  (1.95%) 37.55%  15.65%  24.09%  23.25%  71.80%  (7.76%)
--------------------------------------------------------------------------------
Best Calendar Qtr.      12/99   38.83%
Worst Calendar Qtr.     12/00   (25.23%)

--------------------------------------------------------------------------------
                     INVESCO ENDEAVOR FUND - INVESTOR CLASS
                     ACTUAL ANNUAL TOTAL RETURN(1),(2),(3),(4)
--------------------------------------------------------------------------------
                               [GRAPHIC OMITTED]
                            1999                  2000
                            84.21%                (27.05%)
--------------------------------------------------------------------------------
Best Calendar Qtr.      12/99   39.80%
Worst Calendar Qtr.     12/00   (36.55%)

--------------------------------------------------------------------------------
                          GROWTH FUND - INVESTOR CLASS
                      ACTUAL ANNUAL TOTAL RETURN(1),(2),(3)
--------------------------------------------------------------------------------
                               [GRAPHIC OMITTED]
'91     '92     '93     '94     '95     '96     '97     '98     '99     '00
42.05%  2.88%    18.01% (8.80%) 29.54%  20.96%  27.22%  41.72%  38.49%  (23.92%)
--------------------------------------------------------------------------------
Best Calendar Qtr.      12/99   31.17%
Worst Calendar Qtr.     12/00   (33.80%)

--------------------------------------------------------------------------------
                      GROWTH & INCOME FUND - INVESTOR CLASS
                     ACTUAL ANNUAL TOTAL RETURN(1),(2),(3),(5)
--------------------------------------------------------------------------------
                               [GRAPHIC OMITTED]
                            1999                  2000
                            43.48%                (7.91%)
--------------------------------------------------------------------------------
Best Calendar Qtr.      12/99   26.14%
Worst Calendar Qtr.     12/00   (18.08%)

--------------------------------------------------------------------------------
                   SMALL COMPANY GROWTH FUND - INVESTOR CLASS
                    ACTUAL ANNUAL TOTAL RETURN(1),(2),(3),(6)
--------------------------------------------------------------------------------
                               [GRAPHIC OMITTED]
     '92     '93     '94     '95     '96     '97     '98     '99     '00
     25.72%  23.38%  (3.74%) 30.02%  11.62%  18.31%  14.90%  81.64%  (12.19%)
--------------------------------------------------------------------------------
Best Calendar Qtr.      12/99   46.68%
Worst Calendar Qtr.     12/00   (18.74%)

--------------------------------------------------------------------------------
                        VALUE EQUITY FUND - INVESTOR CLASS
                      ACTUAL ANNUAL TOTAL RETURN(1),(2),(3)
--------------------------------------------------------------------------------
                               [GRAPHIC OMITTED]
'91     '92     '93     '94     '95     '96     '97     '98     '99     '00
35.84%  4.98%   10.43%  4.04%   30.60%  18.48%  28.00%  15.05%  1.12%   (5.43%)
--------------------------------------------------------------------------------
Best Calendar Qtr.      3/91   18.10%
Worst Calendar Qtr.     9/98   (11.71%)

---------------------------------------------------------------------------------------------------------
                                                                    AVERAGE ANNUAL TOTAL RETURN
                                                                           AS OF 12/31/00
---------------------------------------------------------------------------------------------------------
                                                                                                10 YEARS
                                                                                                OR SINCE
                                                            1 YEAR          5 YEARS            INCEPTION
Dynamics Fund - Investor Class(1),(2),(3)                    (7.76%)         22.89%             23.87%
S&P MidCap 400 Index(7)                                      17.50%          20.41%             19.86%

INVESCO Endeavor Fund - Investor Class(1),(2),(3)           (27.05%)           N/A              33.00%(4)
S&P 500 Index(7)                                             (9.10%)         18.33%             10.19%(4)

Growth Fund - Investor Class(1),(2),(3)                     (23.92%)         18.10%             16.69%
Russell 1000 Index(7)                                        (7.79%)         18.17%             17.67%
S&P 500 Index(7)                                             (9.10%)         18.33%             17.44%(4)

Growth & Income Fund - Investor Class(1),(2),(3)             (7.91%)           N/A              28.72%(5)
S&P 500 Index(7)                                             (9.10%)         18.33%              7.63%(5)

Small Company Growth Fund - Investor Class(1),(2),(3)       (12.19%)         19.34%             19.26%(6)
Russell 2000 Index(7)                                        (3.02%)         10.31%             12.56%(6)

Value Equity Fund - Investor Class (1),(2),(3)               (5.43%)         10.78%             13.57%
S&P 500 Index Fund(7)                                        (9.10%)         18.33%             17.44%

(1) Total return figures include reinvested dividends and capital gain distributions and the effect of each Fund's expenses.
(2) The returns are for Investor Class shares that are not offered in this Prospectus. Total returns of Class K shares will differ only to the extent that the classes do not have the same expenses.

(3) The returns for Investor Class shares of Dynamics, INVESCO Endeavor, Growth, Growth & Income, Small Company Growth and Value Equity Funds
     year-do-date as of the calendar quarter ended September 30, 2001 were (48.63%), (57.32%), (62.14%), (53.13%), (36.55%) and (13.26%),
     respectively.
(4) The Fund commenced investment operations on October 28, 1998. Index comparison begins on October 31, 1998.
(5) The Fund commenced investment operations on July 1, 1998. Index comparison begins on June 30, 1998.
(6) The Fund commenced investment operations on December 27, 1991. Index comparison begins on December 31, 1991.

(7) The S&P MidCap 400 is an unmanaged index indicative of domestic mid-capitalization stock prices. The S&P 500 Index is an unmanaged index considered representative of the performance of the broad U.S. stock market. The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index. The Russell 2000 Index is an unmanaged index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index is an unmanaged index that measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. Please keep in mind that the indexes do not pay brokerage, management, administrative or distribution expenses, all of which are paid by the Funds and are reflected in their annual returns.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Class K shares of the Funds.

SHAREHOLDER FEES PAID DIRECTLY FROM YOUR ACCOUNT
You pay no fees to purchase Class K shares of the Funds, to exchange to another INVESCO fund, or to sell your shares. Accordingly, no fees are paid directly from your shareholder account.

   ANNUAL FUND OPERATING EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS

DYNAMICS FUND-CLASS K
Management Fees                                  0.44%
Distribution and Service (12b-1) Fees(1)         0.45%
Other Expenses(2)                                0.31%
                                                 -----
Total Annual Fund Operating Expenses(2)          1.20%
                                                 =====
INVESCO ENDEAVOR FUND-CLASS K
Management Fees                                  0.75%
Distribution and Service (12b-1) Fees(1)         0.45%
Other Expenses(2),(4)                            0.73%
                                                 -----
Total Annual Fund Operating Expenses(2),(4)      1.93%
                                                 =====

GROWTH FUND-CLASS K
Management Fees                                  0.53%
Distribution and Service (12b-1) Fees(1)         0.45%
Other Expenses(2)                                0.38%
                                                 -----
Total Annual Fund Operating Expenses(2)          1.36%
                                                 =====

GROWTH & INCOME FUND-CLASS K
Management Fees                                  0.75%
Distribution and Service (12b-1) Fees(1)         0.45%
Other Expenses(2),(4)                            0.69%
                                                 -----
Total Annual Fund Operating Expenses(2),(4)      1.89%
                                                 =====

SMALL COMPANY GROWTH FUND-CLASS K
Management Fees                                  0.62%
Distribution and Service (12b-1) Fees(1)         0.45%
Other Expenses(3)                                0.42%
                                                 -----
Total Annual Fund Operating Expenses(3)          1.49%
                                                 =====

VALUE EQUITY FUND-CLASS K
Management Fees                                  0.75%
Distribution and Service (12b-1) Fees(1)         0.45%
Other Expenses(3),(4)                            0.53%
                                                 -----
Total Annual Fund Operating Expenses(3),(4)      1.73%
                                                 =====

(1) Because the Funds' Class K shares pay 12b-1 distribution and service fees which are based upon each Fund's assets, if you own shares of a Fund for a long period of time, you may pay more than the economic equivalent of the maximum front-end sales charge permitted for mutual funds by the National Association of Securities Dealers, Inc.

(2) Based on estimated expenses for the current fiscal year, which may be more representative than actual expenses shown in the financial highlights due to the relatively short period from inception of Class K shares on December 1, 2000 through July 31, 2001.
(3)  Based on estimated expenses for the current fiscal year.

(4) Certain expenses of INVESCO Endeavor Fund - Class K, Growth & Income Fund - Class K and Value Equity Fund - Class K will be voluntarily absorbed by INVESCO pursuant to commitments between those Funds and INVESCO. These commitments may be changed at any time following consultation with the board of directors. After absorption, but excluding expense offset arrangements, INVESCO Endeavor Fund - Class K Other Expenses and Total Annual Fund Operating Expenses are estimated to be 0.51% and 1.71%, respectively of the Fund's net assets attributable to Class K shares; Growth & Income Fund - Class K Other Expenses and Total Annual Fund Operating Expenses are estimated to be 0.51% and 1.71%, respectively of the Fund's net assets attributable to Class K shares and Value Equity Fund - Class K Other Expenses and Total Annual Fund Operating Expenses are estimated to be 0.31% and 1.51%, respectively, of the Fund's net assets attributable to Class K shares.

EXAMPLE

The Example is intended to help you compare the cost of investing in the Class K shares of the Funds to the cost of investing in other mutual funds.

The Example assumes that you invested $10,000 in the Class K shares of a Fund for the time periods indicated and redeem all of your shares at the end of each period. The Example also assumes that your investment had a hypothetical 5% return each year and that a Fund's Class K shares' operating expenses remain the same. Although the actual costs and performance of a Fund's Class K shares may be higher or lower, based on these assumptions your costs would be:

                                     1 YEAR  3 YEARS 5 YEARS 10 YEARS
Dynamics Fund - Class K                $122     $381    $660   $1,455
INVESCO Endeavor Fund - Class K        $196     $606  $1,042   $2,254
Growth Fund - Class K                  $138     $431    $745   $1,635
Growth & Income Fund - Class K         $192     $594  $1,021   $2,212
Small Company Growth Fund - Class K    $152     $471    $813   $1,779
Value Equity Fund - Class K            $176     $545    $939   $2,041

[ARROWS ICON] INVESTMENT RISKS

BEFORE INVESTING IN A FUND, YOU SHOULD DETERMINE THE LEVEL OF RISK WITH WHICH YOU ARE COMFORTABLE. TAKE INTO ACCOUNT FACTORS LIKE YOUR AGE, CAREER, INCOME LEVEL, AND TIME HORIZON.

You should determine the level of risk with which you are comfortable before you invest. The principal risks of investing in any mutual fund, including these Funds, are:

NOT INSURED. Mutual funds are not insured by the FDIC or any other government agency, unlike bank deposits such as CDs or savings accounts.

NO GUARANTEE. No mutual fund can guarantee that it will meet its investment objectives.

POSSIBLE LOSS OF INVESTMENT. A mutual fund cannot guarantee its performance, nor assure you that the market value of your investment will increase. You may lose the money you invest, and the Funds will not reimburse you for any of these losses.

VOLATILITY. The price of your mutual fund shares will increase or decrease with changes in the value of a Fund's underlying investments and changes in the equity markets as a whole.

NOT A COMPLETE INVESTMENT PLAN. An investment in any mutual fund does not constitute a complete investment plan. The Funds are designed to be only a part of your personal investment plan.

[ARROWS ICON] PRINCIPAL RISKS ASSOCIATED WITH THE FUNDS

You should consider the special risk factors discussed below associated with the Funds' policies in determining the appropriateness of investing in a Fund. See the Statement of Additional Information for a discussion of additional risk factors.

MARKET RISK
Equity stock prices vary and may fall, thus reducing the value of a Fund's investments. Certain stocks selected for any Fund's portfolio may decline in value more than the overall stock market. In general, the securities of large businesses have less volatility than those of mid-size businesses or small businesses.

LIQUIDITY RISK
A Fund's portfolio is liquid if the Fund is able to sell the securities it owns at a fair price within a reasonable time. Liquidity is generally related to the market trading volume for a particular security. Investments in smaller companies or in foreign companies or companies in emerging markets are subject to a variety of risks, including potential lack of liquidity.

COUNTERPARTY RISK
This is a risk associated primarily with repurchase agreements and some derivatives transactions. It is the risk that the other party in the transaction will not fulfill its contractual obligation to complete the transaction with a Fund.

FOREIGN SECURITIES RISK
Investments in foreign and emerging markets carry special risks, including currency, political, regulatory and diplomatic risks. Each Fund may invest up to 25% of its respective assets in securities of non-U.S. issuers. Securities of Canadian issuers and American Depository Receipts are not subject to this 25% limitation.

     CURRENCY RISK. A change in the exchange rate between U.S. dollars and a foreign currency may reduce the value of a Fund's investment in a security valued in the foreign currency, or based on that currency value.

     POLITICAL RISK. Political actions, events or instability may result in unfavorable changes in the value of a security.

     REGULATORY RISK. Government regulations may affect the value of a security. In foreign countries, securities markets that are less regulated than those in the U.S. may permit trading practices that are not allowed in the U.S.

     DIPLOMATIC RISK. A change in diplomatic relations between the U.S. and a foreign country could affect the value or liquidity of investments.

     EUROPEAN ECONOMIC AND MONETARY UNION. Austria, Belgium, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, The Netherlands, Portugal and Spain are presently members of the European Economic and Monetary Union (the "EMU"), which has adopted the euro as a common currency. The national currencies will be sub-currencies of the euro until July 1, 2002, at which time these currencies will disappear entirely. Other European countries may adopt the euro in the future.

     As the euro is implemented, there may be changes in the relative strength and value of the U.S. dollar and other major currencies, as well as possible adverse tax consequences. The euro transition by EMU countries may affect the fiscal and monetary levels of those participating countries. The outcome of these and other uncertainties could have unpredictable effects on trade and commerce and result in increased volatility for all financial markets.

LACK OF TIMELY INFORMATION RISK
Timely information about a security or its issuer may be unavailable, incomplete or inaccurate. This risk is more common to securities issued by foreign companies and companies in emerging markets than it is to the securities of U.S.-based companies.

PORTFOLIO TURNOVER RISK
A Fund's investments may be bought and sold relatively frequently. A high turnover rate may result in higher brokerage commissions and taxable capital gain distributions to a Fund's shareholders.

                -------------------------------------------------

Although each Fund generally invests in publicly traded equity securities of growing companies, the Funds also may invest in other types of securities and other financial instruments indicated in the chart below. Although these investments typically are not part of any Fund's principal investment strategy, they may constitute a significant portion of a Fund's portfolio, thereby possibly exposing a Fund and its investors to the following additional risks.

--------------------------------------------------------------------------------
INVESTMENT                              RISKS
--------------------------------------------------------------------------------
AMERICAN DEPOSITORY RECEIPTS (ADRS)     Market, Information,
 These are securities issued by         Political, Regulatory,
 U.S. banks that represent shares       Diplomatic, Liquidity
 of foreign corporations held by        and Currency Risks
 those banks. Although traded in
 U.S. securities markets and valued
 in U.S. dollars, ADRs carry most
 of the risks of investing directly
 in foreign securities.
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT
 A contract under which the seller      Counterparty Risk
 of a security agrees to buy
 it back at an agreed-upon price
 and time in the future.
--------------------------------------------------------------------------------

[ARROWS ICON] TEMPORARY DEFENSIVE POSITIONS

When securities markets or economic conditions are unfavorable or unsettled, we might try to protect the assets of a Fund by investing in securities that are highly liquid, such as high-quality money market instruments like short-term U.S. government obligations, commercial paper or repurchase agreements, even though that is not the normal investment strategy of any Fund. We have the right to invest up to 100% of a Fund's assets in these securities, although we are unlikely to do so. Even though the securities purchased for defensive purposes often are considered the equivalent of cash, they also have their own risks. Investments that are highly liquid or comparatively safe tend to offer lower returns. Therefore, a Fund's performance could be comparatively lower if it concentrates in defensive holdings.

[ARROWS ICON] PORTFOLIO TURNOVER

We actively manage and trade the Funds' portfolios. Therefore, the Funds may have a higher portfolio turnover rate than many other mutual funds. The Funds with higher-than-average portfolio turnover rates for the fiscal year ended July 31, 2001 were:

INVESCO Endeavor Fund       195%(1)
Growth Fund                 129%(1)
Growth & Income Fund        218%(1)
Small Company Growth Fund   112%(1)

(1) The increase or decrease in the portfolio turnover rate from the prior year was primarily due to responses to market conditions. Please see the financial highlights for information regarding portfolio turnover rates for previous years.

A portfolio turnover rate of 200%, for example, is equivalent to a Fund buying and selling all of the securities in its portfolio two times in the course of a year. A comparatively high turnover rate may affect a Fund's performance because it results in higher brokerage commissions, and may result in taxable capital gain distributions to a Fund's shareholders.

[INVESCO ICON] FUND MANAGEMENT

INVESCO IS A SUBSIDIARY OF AMVESCAP PLC, AN INTERNATIONAL INVESTMENT MANAGEMENT COMPANY THAT MANAGES MORE THAN $361.3 BILLION IN ASSETS WORLDWIDE. AMVESCAP IS BASED IN LONDON, WITH MONEY MANAGERS LOCATED IN EUROPE, NORTH AND SOUTH AMERICA, AND THE FAR EAST.

INVESTMENT  ADVISER

INVESCO, located at 4350 South Monaco Street, Denver, Colorado, is the investment adviser of the Funds. INVESCO was founded in 1932 and manages over $26 billion for more than 3,149,656 shareholder accounts of 47 INVESCO mutual funds. INVESCO performs a wide variety of other services for the Funds, including administrative and transfer agency functions (the processing of purchases, sales and exchanges of Fund shares).

A wholly owned subsidiary of INVESCO, IDI is the Funds' distributor and is responsible for the sale of the Funds' shares.

INVESCO and IDI are subsidiaries of AMVESCAP PLC.

INVESCO and IDI have been named as defendants in a case (naming 26 mutual fund groups as defendants) filed in United States District Court in East St. Louis, Illinois on June 22, 2001, on behalf of a shareholder of the INVESCO Dynamics Fund and three other funds not offered in this Prospectus, INVESCO Telecommunications, INVESCO Leisure and INVESCO Technology Funds, alleging that certain advisory and distribution fees paid by those Funds were excessive. INVESCO and IDI believe that there are valid defenses to the claims asserted and are continuing to evaluate the case. INVESCO and IDI plan to defend the claims vigorously.

The following table shows the fees the Funds paid to INVESCO for its advisory services in the fiscal year ended July 31, 2001.

--------------------------------------------------------------------------------
                                        ADVISORY FEE AS A PERCENTAGE OF
             FUND                 AVERAGE ANNUAL NET ASSETS UNDER MANAGEMENT
--------------------------------------------------------------------------------

     Dynamics Fund                                 0.44%
     INVESCO Endeavor Fund                         0.75%
     Growth Fund                                   0.53%
     Growth & Income Fund                          0.75%
     Small Company Growth Fund                     0.62%
     Value Equity Fund                             0.75%

[INVESCO ICON] PORTFOLIO MANAGERS

The following individuals are primarily responsible for the day-to-day management of their respective Fund's or Funds' portfolio holdings:

FUND                       PORTFOLIO MANAGER(S)

Dynamics                   Timothy J. Miller

INVESCO Endeavor           Trent E. May

Growth                     Trent E. May
                           Douglas J. McEldowney

Growth & Income            Fritz Meyer
                           Trent E. May

Small Company Growth       Stacie L. Cowell

Value Equity               Charles P. Mayer

STACIE L. COWELL, a senior vice president of INVESCO, is the portfolio manager of Small Company Growth Fund. Before joining INVESCO in 1997, Stacie was senior equity analyst with Founders Asset Management and a capital markets and trading analyst with Chase Manhattan Bank in New York. She is a Chartered Financial Analyst. Stacie holds an M.S. in Finance from the University of Colorado and a B.A. in Economics from Colgate University.

TRENT E. MAY, a senior vice president of INVESCO, is the lead portfolio manager of Growth Fund, the portfolio manager of INVESCO Endeavor Fund and a co-portfolio manager of Growth & Income Fund. Before joining INVESCO in 1996, Trent was with Munder Capital Management and SunBank Capital Management. He is a Chartered Financial Analyst. Trent holds an M.B.A. from Rollins College and a B.S. in Engineering from Florida Institute of Technology.

CHARLES P. MAYER, Director of Value and Fixed-Income Investments and a senior vice president of INVESCO, is the portfolio manager of Value Equity Fund. Before joining INVESCO in 1993, Charlie was a portfolio manager with Westinghouse Pension for nine years. He began his investment career in 1969. He holds an M.B.A. from St. John's University and a B.A. from St. Peter's College.

DOUGLAS J. MCELDOWNEY, a vice president of INVESCO, is the co-portfolio manager of Growth Fund. Before joining INVESCO in 1999, Doug was with Bank of America Investment Management, Inc. and SunTrust Banks, Inc. He is a Chartered Financial Analyst and a Certified Public Accountant. Doug holds an M.B.A. from the Crummer Graduate School at Rollins College and a B.B.A. in Finance from the University of Kentucky.

FRITZ MEYER, a vice president of INVESCO, is the lead portfolio manager of Growth & Income Fund. Before joining INVESCO in 1996, Fritz was an executive vice president and portfolio manager with Nelson, Benson & Zellmer, Inc. He holds an M.B.A. from Amos Tuck School -- Dartmouth College and a B.A. with a distinction in Economics from Dartmouth College.

TIMOTHY J. MILLER, Chief Investment Officer and a director and senior vice president of INVESCO, is the portfolio manager of Dynamics Fund. Before joining INVESCO in 1992, Tim was a portfolio manager with Mississippi Valley Advisors. He is a Chartered Financial Analyst. Tim holds an M.B.A. from the University of Missouri -- St. Louis and a B.S.B.A. from St. Louis University.

[INVESCO ICON] POTENTIAL REWARDS

NO SINGLE FUND SHOULD REPRESENT YOUR COMPLETE INVESTMENT PROGRAM NOR SHOULD YOU ATTEMPT TO USE THE FUNDS FOR SHORT-TERM TRADING PURPOSES.

The Funds offer shareholders the potential to increase the value of their capital over time; Growth Fund also offers the opportunity for current income. In addition, Growth & Income and Value Equity Funds offer the opportunity for total return. Like most mutual funds, each Fund seeks to provide higher returns than the market or its competitors, but cannot guarantee that performance. Each Fund seeks to minimize risk by investing in many different companies in a variety of industries.

SUITABILITY FOR INVESTORS
Only you can determine if an investment in a Fund is right for you based upon your own economic situation, the risk level with which you are comfortable and other factors. In general, the Funds are most suitable for investors who:
o are willing to grow their capital over the long term (at least five years).
o understand that shares of a Fund can, and likely will, have daily price fluctuations.
o are investing through tax-deferred retirement accounts, such as traditional and Roth Individual Retirement Accounts ("IRAs"), as well as employer-sponsored qualified retirement plans, including 401(k)s and 403(b)s, all of which have longer investment horizons.

You probably do not want to invest in the Funds if you are:
o primarily seeking current dividend income (although Growth, Growth & Income and Value Equity Funds do seek to provide income in addition to capital appreciation).
o unwilling to accept potential daily changes in the price of Fund shares.
o speculating on short-term fluctuations in the stock markets.

INVESCO ICON] SHARE PRICE

CURRENT MARKET VALUE OF FUND ASSETS
+ ACCRUED INTEREST AND DIVIDENDS
- FUND DEBTS,
INCLUDING ACCRUED EXPENSES
--------------------------
 / NUMBER OF SHARES
= YOUR SHARE PRICE (NAV)

The value of your Fund shares is likely to change daily. This value is known as the Net Asset Value per share, or NAV. INVESCO determines the market value of each investment in each Fund's portfolio each day that the New York Stock Exchange ("NYSE") is open, at the close of the regular trading day on that exchange (normally 4:00 p.m. Eastern time). Therefore, shares of the Funds are not priced on days when the NYSE is closed, which generally is on weekends, most national holidays in the U.S. and Good Friday.

NAV is calculated by adding together the current market price of all of a Fund's investments and other assets, including accrued interest and dividends; subtracting the Fund's debts, including accrued expenses; and dividing that dollar amount by the total number of the Fund's outstanding shares.

All purchases, sales and exchanges of Fund shares are made by INVESCO at the NAV next calculated after INVESCO receives proper instructions from your plan or program sponsor to purchase, redeem or exchange shares of a Fund. Your instructions must be received by INVESCO no later than the close of the NYSE to effect transactions at that day's NAV. If INVESCO hears from you after that time, your instructions will be processed at the NAV calculated at the end of the next day that the NYSE is open.

Foreign securities exchanges, which set the prices for foreign securities held by the Funds, are not always open the same days as the NYSE, and may be open for business on days the NYSE is not. For example, Thanksgiving Day is a holiday observed by the NYSE and not by overseas exchanges. In this situation, the Funds would not calculate NAV on Thanksgiving Day (and INVESCO would not buy, sell or exchange shares for you on that day), even though activity on foreign exchanges could result in changes in the value of investments held by the Funds on that day.

[INVESCO ICON] HOW TO BUY AND SELL SHARES

Please consult your plan or program sponsor for information on how to buy and sell Class K shares. You may be charged a commission or transaction fee by the plan or program sponsor for either purchases or sales of Fund shares.

The Funds offer multiple classes of shares. A share of each class represents an identical interest in a Fund and has the same rights, except that each class bears its own distribution and shareholder servicing charges, and other expenses. The income attributable to each class and the dividends payable on the shares of each class will be reduced by the amount of the distribution fee or service fee, if applicable, and the other expenses payable by that class.

EXCHANGE POLICY. You may exchange your shares in any of the Funds for shares of the same class in another INVESCO fund on the basis of their respective NAVs at the time of the exchange.

FUND EXCHANGES CAN BE A CONVENIENT WAY FOR YOU TO DIVERSIFY YOUR INVESTMENTS, OR TO REALLOCATE YOUR INVESTMENTS WHEN YOUR OBJECTIVES CHANGE.

Before making any exchange, be sure to review the prospectuses of the funds involved and consider the differences between the funds. Also, be certain that you qualify to purchase certain classes of shares in the new fund. An exchange is the sale of shares from one fund immediately followed by the purchase of shares in another. Therefore, any gain or loss realized on the exchange is recognizable for federal income tax purposes (unless, of course, you or your account qualifies as tax-deferred under the Internal Revenue Code). If the shares of the fund you are selling have gone up in value since you bought them, the sale portion of an exchange may result in taxable income to you.

We have the following policies governing exchanges:
o Both fund accounts involved in the exchange must be registered in exactly the same name(s) and Social Security or federal tax I.D. number(s).
o You may make up to four exchanges out of each Fund per 12-month period.
o Each Fund reserves the right to reject any exchange request, or to modify or terminate the exchange policy, if it is in the best interests of the Fund and its shareholders. Notice of all such modifications or terminations that affect all shareholders of the Fund will be given at least 60 days prior to the effective date of the change, except in unusual instances, including a suspension of redemption of the exchanged security under
  Section 22(e) of the Investment Company Act of 1940.

In addition, the ability to exchange may be temporarily suspended at any time that sales of the Fund into which you wish to exchange are temporarily stopped.

CHOOSING A SHARE CLASS. In deciding which class of shares to purchase, you should consider, among other things, (i) the length of time you expect to hold your shares, (ii) the provisions of the distribution plan applicable to that class, if any, (iii) the eligibility requirements that apply to purchases of a particular class, and (iv) any services you may receive in making your investment determination. Your plan or program sponsor can help you decide among the various classes. Please contact your plan or program sponsor for several convenient ways to invest in the Funds. Class K shares are available only to qualified retirement plans, retirement savings programs, educational savings programs and wrap programs primarily through your plan or program sponsor.

DISTRIBUTION  EXPENSES. We have adopted a Master Distribution Plan and Agreement
- Class K (commonly known as a "12b-1 Plan") for the Funds' Class K shares. The 12b-1 fees paid by each Fund's Class K shares are used to pay distribution and service fees to IDI for the sale and distribution of the Funds' shares and to pay fees for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the Funds' Class K shares pay these fees out of their assets on an ongoing basis, these fees increase the cost of your investment.

[INVESCO ICON] YOUR ACCOUNT SERVICES

YOU CAN CHECK ON YOUR ACCOUNT THROUGH OUR TOLL-FREE TELEPHONE NUMBER. YOU MAY ALSO ACCESS PERSONAL ACCOUNT INFORMATION AT OUR WEB SITE, INVESCOFUNDS.COM.

HOUSEHOLDING. To save money for the Funds, you may receive only one copy of a prospectus or financial report to each household address. This process, known as "householding," is used for most required shareholder mailings. It does not apply to account statements. You may, of course, request an additional copy of a prospectus or financial report at any time by calling or writing INVESCO. You may also request that householding be eliminated from all of your required mailings.

[GRAPH ICON] TAXES

Everyone's tax status is unique. We encourage you to consult your own tax adviser on the tax impact to you of investing in the Funds.

TO AVOID BACKUP WITHHOLDING, BE SURE WE HAVE YOUR CORRECT SOCIAL SECURITY OR TAXPAYER IDENTIFICATION NUMBER.

Each Fund customarily distributes to its shareholders substantially all of its net investment income, net capital gains and net gains from foreign currency transactions, if any. You receive a proportionate part of these distributions, depending on the percentage of a Fund's shares that you own. These distributions are required under federal tax laws governing mutual funds. It is the policy of each Fund to distribute all investment company taxable income and net capital gains. As a result of this policy and each Fund's qualification as a regulated investment company, it is anticipated that none of the Funds will pay any federal income or excise taxes. Instead, each Fund will be accorded conduit or "pass through" treatment for federal income tax purposes.

However, unless you are (or your account is) exempt from income taxes, you must include all dividends and capital gain distributions paid to you by a Fund in your taxable income for federal, state and local income tax purposes. You also may realize capital gains or losses when you sell shares of a Fund at more or less than the price you originally paid. An exchange is treated as a sale, and is a taxable event. Dividends and other distributions usually are taxable whether you receive them in cash or automatically reinvest them in shares of the distributing Fund(s) or other INVESCO funds.

If you have not provided INVESCO with complete, correct tax information, the Funds are required by law to withhold from your distributions, and any money that you receive from the sale of shares of the Funds, backup withholding tax at the rate in effect on the date of the transaction.

Unless your account is held at a brokerage firm, we will provide you with detailed information every year about your dividends and capital gain distributions. Depending on the activity in your individual account, we may also be able to assist with cost basis figures for shares you sell.

[GRAPH ICON] DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

The Funds earn ordinary or investment income from dividends and interest on their investments. The Funds expect to distribute substantially all of this investment income, less Fund expenses, to shareholders annually with respect to Dynamics, INVESCO Endeavor, Growth and Small Company Growth Funds, and quarterly with respect to Growth & Income and Value Equity Funds, or at such other times as the Funds may elect.

NET INVESTMENT INCOME AND NET REALIZED CAPITAL GAINS ARE DISTRIBUTED TO SHAREHOLDERS AT LEAST ANNUALLY. DISTRIBUTIONS ARE TAXABLE WHETHER REINVESTED IN ADDITIONAL SHARES OR PAID TO YOU IN CASH (EXCEPT FOR TAX-EXEMPT ACCOUNTS).

A Fund also realizes capital gains and losses when it sells securities in its portfolio for more or less than it had paid for them. If total gains on sales exceed total losses (including losses carried forward from previous years), a Fund has a net realized capital gain. Net realized capital gains, if any, are distributed to shareholders at least annually, usually in November.

Under present federal income tax laws, capital gains may be taxable at different rates, depending on how long a Fund has held the underlying investment. Short-term capital gains which are derived from the sale of assets held one year or less are taxed as ordinary income. Long-term capital gains which are derived from the sale of assets held for more than one year are taxed at up to the maximum capital gains rate, currently 20% for individuals.

Dividends and capital gain distributions are paid to you if you hold shares on the record date of the distribution regardless of how long you have held your shares. A Fund's NAV will drop by the amount of the distribution on the day the distribution is declared. If you buy shares of a Fund just before a distribution is declared, you may wind up "buying a distribution." This means that if the Fund declares a dividend or capital gain distribution shortly after you buy, you will receive some of your investment back as a taxable distribution. Although purchasing your shares at the resulting higher NAV may mean a smaller capital gain or greater loss upon sale of the shares, most shareholders want to avoid the purchase of shares immediately before the distribution record date. However, keep in mind that your basis in the Fund will be increased to the extent such distribution is reinvested in the Fund. If you sell your shares of a Fund at a loss for tax purposes and then replace those shares with a substantially identical investment either 30 days before or after that sale, the transaction is usually considered a "wash sale" and you will not be able to claim a tax loss.

Dividends and capital gain distributions paid by each Fund are automatically reinvested in additional Fund shares at the NAV on the ex-distribution date, unless you choose to have them automatically reinvested in another INVESCO fund or paid to you by check or electronic funds transfer. Dividends and other distributions, whether received in cash or reinvested in additional Fund shares, are generally subject to federal income tax.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the financial performance of Class K shares with respect to Dynamics, INVESCO Endeavor, Growth and Growth & Income Funds for the period since Class K inception and Investor Class shares with respect to Small Company Growth and Value Equity Funds for the past five years. Certain information reflects financial results for a single Class K or Investor Class share of a Fund. Since Class K shares for Small Company Growth and Value Equity Funds are new, audited financial information is not available for this class as of the date of this Prospectus. Please note that due to a reorganization of the Small Company Growth and Value Equity Funds in 1999 into the Company, those Funds' fiscal year ends changed to July 31. The total returns in the table represent the annual percentages that an investor would have earned (or lost) on an investment in Class K or Investor Class shares of a respective Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent accountants, whose report, along with the financial statements, is included in INVESCO Stock Funds, Inc.'s 2001 Annual Report to Shareholders, which is incorporated by reference into the Statement of Additional Information. This Report is available without charge by contacting IDI at the address or telephone number on the back cover of this Prospectus.

                                                                         PERIOD
                                                                          ENDED
                                                                        JULY 31
--------------------------------------------------------------------------------
INVESCO DYNAMICS FUND - CLASS K                                         2001(a)
PER SHARE DATA
Net Asset Value-Beginning of Period                                      $22.50
--------------------------------------------------------------------------------
INCOME FROM INVESTMENT
   OPERATIONS
Net Investment Loss                                                      (0.03)
Net Losses on Securities (Both Realized and Unrealized)                  (5.28)
--------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                         (5.31)
--------------------------------------------------------------------------------
Net Asset Value-End of Period                                            $17.19
================================================================================
TOTAL RETURN                                                        (23.60%)(b)

RATIOS
Net Assets-End of Period ($000 Omitted)                                      $6
Ratio of Expenses to Average Net Assets(c)(d)                          1.48%(e)
Ratio of Net Investment Loss to Average Net Assets(d)                (1.03%)(e)
Portfolio Turnover Rate                                                  55%(f)

(a)  From December 1, 2000, since inception of Class K, to July 31, 2001.
(b) Based on operations for the period shown and, accordingly, is not representative of a full year.
(c) Ratio is based on Total Expenses of the Class, less Expenses Absorbed by INVESCO, which is before any expense offset arrangements (which may include custodian fees).
(d) Various expenses of the Class were voluntarily absorbed by INVESCO for the period ended July 31, 2001. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 3.06% (annualized) and ratio of net investment loss to average net assets would have been (2.61%) (annualized).
(e)  Annualized
(f) Portfolio Turnover is calculated at the Fund level, and therefore represents the year ended July 31, 2001.

                                                                  PERIOD ENDED
                                                                       JULY 31
--------------------------------------------------------------------------------
INVESCO ENDEAVOR FUND - CLASS K                                         2001(a)
PER SHARE DATA
Net Asset Value-Beginning of Period                                      $17.31
--------------------------------------------------------------------------------
INCOME FROM INVESTMENT
   OPERATIONS(b)
Net Investment Loss                                                      (0.13)
Net Losses on Securities (Both Realized and Unrealized)                  (6.51)
--------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                         (6.64)
--------------------------------------------------------------------------------
Net Asset Value-End of Period                                            $10.67
================================================================================

TOTAL RETURN                                                        (38.36%)(c)

RATIOS
Net Assets-End of Period ($000 Omitted)                                      $1
Ratio of Expenses to Average Net Assets(d)(e)                          1.74%(f)
Ratio of Net Investment Loss to Average Net Assets(e)                (1.44%)(f)
Portfolio Turnover Rate                                                 195%(g)

(a)  From December 1, 2000, since inception of Class K, to July 31, 2001.
(b)  The per share information was computed based on average shares.
(c) Based on operations for the period shown and, accordingly, is not representative of a full year.
(d) Ratio is based on Total Expenses of the Class, less Expenses Absorbed by INVESCO, which is before any expense offset arrangements (which may include custodian fees).
(e) Various expenses of the Class were voluntarily absorbed by INVESCO for the period ended July 31, 2001. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 4.23% (annualized) and ratio of net investment loss to average net assets would have been (3.93%) (annualized).
(f)  Annualized
(g) Portfolio Turnover is calculated at the Fund level, and therefore represents the year ended July 31, 2001.

                                                                  PERIOD ENDED
                                                                       JULY 31
--------------------------------------------------------------------------------
GROWTH FUND - CLASS K
  (FORMERLY,  INVESCO BLUE CHIP GROWTH FUND)                           2001(a)
PER SHARE DATA
Net Asset Value-Beginning of Period                                       $5.41
--------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS(b)
Net Investment Loss                                                      (0.02)
Net Losses on Securities (Both Realized and Unrealized)                  (2.36)
--------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                         (2.38)
--------------------------------------------------------------------------------
Net Asset Value-End of Period                                             $3.03
================================================================================

TOTAL RETURN                                                         (43.99%)(c)

RATIOS
Net Assets-End of Period ($000 Omitted)                                      $8
Ratio of Expenses to Average Net Assets(d)                             2.96%(e)
Ratio of Net Investment Loss to Average Net Assets                   (2.72%)(e)
Portfolio Turnover Rate                                                 129%(f)

(a)  From December 1, 2000, since inception of Class K, to July 31, 2001.
(b)  The per share information was computed based on average shares.
(c) Based on operations for the period shown and, accordingly, is not representative of a full year.
(d) Ratio is based on Total Expenses of the Class, which is before any expense offset arrangements (which may include custodian fees).
(e)  Annualized
(f)  Portfolio   Turnover  is  calculated  at  the  Fund  level,  and  therefore represents the year ended July 31, 2001.

                                                                       PERIOD
                                                                        ENDED
                                                                      JULY 31
--------------------------------------------------------------------------------
GROWTH & INCOME FUND - CLASS K                                        2001(a)
PER SHARE DATA
Net Asset Value-Beginning of Period                                    $15.22
--------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Loss                                                      0.02
Net Losses on Securities (Both Realized and  Unrealized)               (4.99)
--------------------------------------------------------------------------------
TOTAL FROM  INVESTMENT OPERATIONS(b)                                   (5.01)
--------------------------------------------------------------------------------
Net Asset Value-End of Period                                          $10.21
================================================================================

TOTAL RETURN                                                      (32.92%)(c)

RATIOS
Net Assets-End of Period ($000 Omitted)                                   $10
Ratio of Expenses to Average Net Assets(d)(e)                        1.81%(f)
Ratio of Net Investment Loss to Average Net Assets(e)              (1.31%)(f)
Portfolio Turnover Rate                                               218%(g)

(a)  From December 1, 2000, since inception of Class K, to July 31, 2001.
(b)  The per share information was computed based on average shares.
(c) Based on operations for the period shown and, accordingly, is not representative of a full year.
(d) Ratio is based on Total Expenses of the Class, less Expenses Absorbed by INVESCO, which is before any expense offset arrangements (which may include custodian fees).
(e) Various expenses of the Class were voluntarily absorbed by INVESCO for the period ended July 31, 2001. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 2.68% (annualized) and ratio of net investment loss to average net assets would have been (2.18%) (annualized).
(f)  Annualized
(g) Portfolio Turnover is calculated at the Fund level, and therefore represents the year ended July 31, 2001.


                                                             PERIOD
                                      YEAR ENDED              ENDED
                                         JULY 31            JULY 31          YEAR ENDED MAY 31
-----------------------------------------------------------------------------------------------------
SMALL COMPANY GROWTH  FUND -
 INVESTOR CLASS                     2001          2000      1999(a)        1999       1998      1997
PER SHARE DATA
Net Asset Value-
   Beginning of Period            $18.50        $13.61       $12.08      $11.90     $12.82    $14.38
-----------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT
  OPERATIONS(b)
Net Investment Income (Loss)(c)   (0.04)        (0.00)         0.00        0.00     (0.06)    (0.07)
Net Gains or (Losses)
  on Securities (Both Realized
  and Unrealized)                 (4.77)          6.88         1.53        1.35       2.56    (0.96)
-----------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT
  OPERATIONS                      (4.81)          6.88         1.53        1.35       2.50    (1.03)
-----------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
Distributions from Capital Gains    0.00          1.99         0.00        1.17       3.42      0.53
In Excess of Capital Gains          0.93          0.00         0.00        0.00       0.00      0.00
-----------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                 0.93          1.99         0.00        1.17       3.42      0.53
-----------------------------------------------------------------------------------------------------
Net Asset Value-End of Period     $12.76        $18.50       $13.61      $12.08     $11.90    $12.82
=====================================================================================================

TOTAL RETURN                    (26.53%)        53.55%       12.67%(d)  (12.91%)    22.65%    (7.08%)

RATIOS
Net Assets-End of Period
  ($000 Omitted)              $1,395,113    $1,440,445     $452,861    $318,109   $272,619   $294,259
Ratio of Expenses to Average
  Net Assets(e)(f)                 1.29%         1.20%     1.50%(g)       1.51%      1.48%      1.52%
Ratio of Net Investment Loss to
  Average Net Assets(f)          (0.28%)       (0.34%)      (0.69%)(g)   (0.58%)   (0.42%)    (0.55%)
Portfolio Turnover Rate             112%          186%       41%(d)        203%       158%       216%

(a)  From June 1, 1999 to July 31, 1999.
(b) The per share information was computed based on average shares for the year ended July 31, 2001.
(c) Net Investment Income (Loss) aggregated less than $0.01 on a per share basis for the year ended July 31, 2000, the period ended July 31, 1999 and the year ended May 31, 1999.
(d) Based on operations for the period shown and, accordingly, is not representative of a full year.
(e) Ratio is based on Total Expenses of the Class, less Expenses Absorbed by INVESCO, if applicable, which is before any expense offset arrangements (which may include custodian fees).
(f) Various expenses of the Class were voluntarily absorbed by INVESCO for the year ended July 31, 2000, the period ended July 31, 1999 and for the years ended May 31, 1999 and 1997. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 1.21%, 1.62% (annualized), 1.59% and 1.54%, respectively, and ratio of net investment loss to average net assets would have been (0.35%), (0.81%) (annualized), (0.66%) and (0.57%), respectively.
(g)  Annualized


                                                                          PERIOD
                                                                           ENDED
                                                 YEAR ENDED JULY 31      JULY 31        YEAR ENDED AUGUST 31
----------------------------------------------------------------------------------------------------------------
VALUE EQUITY FUND-INVESTOR CLASS                  2001        2000      1999(a)       1998       1997      1996
PER SHARE DATA
Net Asset Value-
   Beginning of Period                          $25.15      $29.61       $25.68     $28.30      $22.24   $19.53
----------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                             0.11        0.11         0.17       0.26        0.35     0.35
Net Gains or (Losses) on Securities
   (Both Realized and Unrealized)               (0.15)      (1.96)         6.25     (0.43)        6.62     3.09
----------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                (0.04)      (1.85)         6.42     (0.17)        6.97     3.44
----------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS
Dividends from Net Investment Income(b)           0.11        0.11         0.17       0.26        0.35     0.35
Distributions from Capital Gains                  3.81        2.50         2.32       2.19        0.56     0.38
----------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                               3.92        2.61         2.49       2.45        0.91     0.73
----------------------------------------------------------------------------------------------------------------
Net Asset Value-End of Period                   $21.19      $25.15       $29.61     $25.68      $28.30   $22.24
================================================================================================================

TOTAL RETURN                                     0.20%     (6.52%)    25.41%(c)    (1.06%)      32.04%   17.77%

RATIOS
Net Assets-End of Period ($000 Omitted)       $198,905    $248,944     $369,982   $349,984    $369,766 $200,046
Ratio of Expenses to
   Average Net Assets(d)(e)                      1.31%       1.31%     1.27%(f)      1.15%       1.04%    1.01%
Ratio of Net Investment Income to
   Average Net Assets(e)                         0.48%       0.40%     0.63%(f)      0.86%       1.35%    1.64%
Portfolio Turnover Rate                            54%         67%       22%(c)        48%         37%      27%

(a)  From September 1, 1998 to July 31, 1999.
(b) Distributions in Excess of Net Investment Income aggregated less than $0.01 on a per share basis for the years ended July 31, 2001 and 2000, the period ended July 31, 1999 and the year ended August 31, 1998.
(c) Based on operations for the period shown and, accordingly, is not representative of a full year.
(d) Ratio is based on Total Expenses of the Class, less Expenses Absorbed by INVESCO, if applicable, which is before any expense offset arrangements (which may include custodian and transfer agent fees).
(e) Various expenses of the Class were voluntarily absorbed by INVESCO for the years ended July 31, 2001 and 2000, the period ended July 31, 1999 and the year ended August 31, 1998. If such expenses had not been voluntarily absorbed, ratio of expenses to average net assets would have been 1.53%, 1.44%, 1.38% (annualized) and 1.19%, respectively, and ratio of net investment income to average net assets would have been 0.26%, 0.27%, 0.52% (annualized) and 0.82%, respectively.
(f)  Annualized

NOVEMBER 30, 2001

INVESCO STOCK FUNDS, INC.
INVESCO DYNAMICS FUND - CLASS K
INVESCO ENDEAVOR FUND - CLASS K
INVESCO GROWTH FUND - CLASS K (FORMERLY, INVESCO BLUE CHIP GROWTH FUND) INVESCO GROWTH & INCOME FUND - CLASS K
INVESCO SMALL COMPANY GROWTH FUND - CLASS K
INVESCO VALUE EQUITY FUND - CLASS K

You may obtain additional information about the Funds from several sources.

FINANCIAL REPORTS. Although this Prospectus describes the Funds' anticipated investments and operations, the Funds also prepare annual and semiannual reports that detail the Funds' actual investments at the report date. These reports include discussion of each Fund's recent performance, as well as market and general economic trends affecting each Fund's performance. The annual report also includes the report of the Funds' independent accountants.

STATEMENT OF ADDITIONAL INFORMATION. The SAI dated November 30, 2001 is a supplement to this Prospectus and has detailed information about the Funds and their investment policies and practices. A current SAI for the Funds is on file with the Securities and Exchange Commission and is incorporated into this Prospectus by reference; in other words, the SAI is legally a part of this Prospectus, and you are considered to be aware of the contents of the SAI.

INTERNET. The current Prospectus of the Funds may be accessed through the INVESCO Web site at invescofunds.com. In addition, the Prospectus, SAI, annual report and semiannual report of the Funds are available on the SEC Web site at www.sec.gov.

To obtain a free copy of the current Prospectus, SAI, annual report or semiannual report, write to INVESCO Distributors, Inc., P.O. Box 17970, Denver, Colorado 80217; or call 1-800-328-2234. Copies of these materials are also available (with a copying charge) from the SEC's Public Reference Section at 450 Fifth Street, N.W., Washington, D.C. 20549-0102. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 1-202-942-8090 or by electronic request at the following E-mail address: publicinfo@sec.gov. The SEC file numbers for the Funds are 811-1474 and 002-26125.






811-1474                                                                PKEQ9192

                       STATEMENT OF ADDITIONAL INFORMATION


                            INVESCO STOCK FUNDS, INC.

INVESCO Dynamics Fund - Investor Class, Institutional Class, Class C and Class K
           INVESCO Endeavor Fund - Investor Class, Class C and Class K
            INVESCO Growth Fund - Investor Class, Class C and Class K
                    (Formerly, INVESCO Blue Chip Growth Fund)
       INVESCO Growth & Income Fund - Investor Class, Class C and Class K
     INVESCO Small Company Growth Fund - Investor Class, Class C and Class K
       INVESCO S&P 500 Index Fund - Investor Class and Institutional Class
         INVESCO Value Equity Fund - Investor Class, Class C and Class K

Address:                                        Mailing Address:

4350 South Monaco Street,                       P.O. Box 173706,
Denver, CO 80237                                Denver, CO 80217-3706

                                   Telephone:

                           In continental U.S., call:

                      1-800-525-8085 for Investor Class and
           1-800-328-2234 for Institutional Class, Class C and Class K




                                November 30, 2001

------------------------------------------------------------------------------

A Prospectus for the Investor Class shares of INVESCO Dynamics, INVESCO Endeavor, INVESCO Growth, INVESCO Growth & Income, INVESCO Small Company Growth, INVESCO S&P 500 Index and INVESCO Value Equity Funds; a Prospectus for INVESCO Dynamics Fund - Institutional Class; a Prospectus for INVESCO S&P 500 Index Fund
- Institutional Class; a Prospectus for the Class C shares of INVESCO Dynamics, INVESCO Endeavor, INVESCO Growth, INVESCO Growth & Income, INVESCO Small Company Growth, and INVESCO Value Equity Funds; and a Prospectus for Class K shares of INVESCO Dynamics, INVESCO Endeavor, INVESCO Growth, INVESCO Growth & Income, INVESCO Small Company Growth, and INVESCO Value Equity Funds, each dated November 30, 2001, provide the basic information you should know before investing in a Fund. This Statement of Additional Information ("SAI") is incorporated by reference into the Funds' Prospectuses; in other words, this SAI is legally part of the Funds' Prospectuses. Although this SAI is not a prospectus, it contains information in addition to that set forth in the Prospectuses. It is intended to provide additional information regarding the activities and operations of the Funds and should be read in conjunction with the Prospectuses.

You may obtain, without charge, the current Prospectuses, SAI and annual and semiannual reports of the Funds by writing to INVESCO Distributors, Inc., P.O. Box 173706, Denver, CO 80217-3706 , or by calling 1-800-525-8085 for Investor Class and 1-800-328-2234 for Institutional Class, Class C and Class K. The Prospectuses of the Investor Class, Class C and Class K shares of the Funds are also available through the INVESCO Web site at invescofunds.com.

TABLE OF CONTENTS

The Company.............................................................123

Investments, Policies and Risks.........................................123

Investment Restrictions.................................................140

Management of the Funds.................................................142

Other Service Providers.................................................174

Brokerage Allocation and Other Practices................................175

Capital Stock...........................................................178

Tax Consequences of Owning Shares of a Fund.............................179

Performance.............................................................181

Code of Ethics..........................................................184

Financial Statements....................................................184

Appendix A..............................................................185

THE COMPANY

INVESCO Stock Funds, Inc. (the "Company") was incorporated under the laws of Maryland as INVESCO Dynamics Fund, Inc. on April 2, 1993. On July 1, 1993, the Company assumed all of the assets and liabilities of Financial Dynamics Fund, Inc. ("FDF"), which was incorporated in Colorado on February 17, 1967. All financial and other information about the Company for periods prior to July 1, 1993 relates to FDF. On June 26, 1997, the Company changed its name to INVESCO Capital Appreciation Funds, Inc. and designated two series of shares of common stock of the Company as the INVESCO Dynamics Fund and the INVESCO Growth & Income Fund. On August 28, 1998, the Company changed its name to INVESCO Equity Funds, Inc. and designated a third series of shares of common stock of the Company as the INVESCO Endeavor Fund. On October 29, 1998 the Company changed its name to INVESCO Stock Funds, Inc. On July 15, 1999, the Company assumed all of the assets and liabilities of INVESCO Growth Fund, a series of INVESCO Growth Fund, Inc.; INVESCO Small Company Growth Fund, a series of INVESCO Emerging Opportunity Funds, Inc.; INVESCO S&P 500 Index Fund, a series of INVESCO Specialty Funds, Inc.; and INVESCO Value Equity Fund, a series of INVESCO Value Trust.

The Company is an open-end, diversified, management investment company currently consisting of seven portfolios of investments: INVESCO Dynamics Fund - Investor Class, Institutional Class, Class C and Class K, INVESCO Endeavor Fund - Investor Class, Class C and Class K, INVESCO Growth Fund - Investor Class, Class C and Class K, INVESCO Growth & Income Fund - Investor Class, Class C and Class K, INVESCO Small Company Growth Fund - Investor Class, Class C and Class K, INVESCO S&P 500 Index Fund - Investor Class and Institutional Class and INVESCO Value Equity Fund - Investor Class, Class C and Class K (each a "Fund" and collectively the "Funds"). Additional funds may be offered in the future.

"Open-end" means that each Fund issues an indefinite number of shares which it continuously offers to redeem at net asset value per share ("NAV"). A "management" investment company actively buys and sells securities for the portfolio of each Fund at the direction of a professional manager. Open-end management investment companies (or one or more series of such companies, such as the Funds) are commonly referred to as mutual funds.

Although S&P 500 Index Fund attempts to mirror the performance of the S&P 500 Composite Stock Price Index ("S&P 500"), the Fund is not affiliated in any way with Standard & Poor's ("S&P"). S&P is not involved in the determination of the prices and amount of the securities bought by the Fund, the sale of Fund shares or the calculation of the equation by which Fund shares are to be converted into cash.

S&P does not guarantee the accuracy and/or the completeness of the S&P 500 or any data included therein and S&P shall have no liability for any errors, omissions or interruptions therein. S&P makes no warranty, express or implied, as to results to be obtained by the Company, shareholders of the Fund or any other person or entity from the use of the S&P 500 or any data included therein. S&P makes no express or implied warranty, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the S&P 500 or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect or consequential damages (including lost profits), even if notified of the possibility of such damages.

INVESTMENTS, POLICIES AND RISKS

The principal investments and policies of the Funds are discussed in the Prospectuses of the Funds. The Funds also may invest in the following securities and engage in the following practices.

ADRs -- American Depository Receipts, or ADRs, are receipts typically issued by U.S. banks. ADRs are receipts for the shares of foreign corporations that are held by the bank issuing the receipt. An ADR entitles its holder to all dividends and capital gains on the underlying foreign securities, less any fees paid to the bank. Purchasing ADRs gives a Fund the ability to purchase the functional equivalent of foreign securities without going to the foreign securities markets to do so. ADRs are bought and sold in U.S. dollars, not foreign currencies. An ADR that is "sponsored" means that the foreign corporation whose shares are represented by the ADR is actively involved in the issuance of the ADR, and generally provides material information about the corporation to the U.S. market. An "unsponsored" ADR program means that the foreign corporation whose shares are held by the bank is not obligated to disclose material information in the United States, and, therefore, the market value of the ADR may not reflect important facts known only to the foreign company. Since they mirror their underlying foreign securities, ADRs generally have the same risks as investing directly in the underlying foreign securities.

CERTIFICATES OF DEPOSIT IN FOREIGN BANKS AND U.S. BRANCHES OF FOREIGN BANKS -- The Funds may maintain time deposits in and invest in U.S. dollar denominated certificates of deposit ("CDs") issued by foreign banks and U.S. branches of foreign banks. The Funds limit investments in foreign bank obligations to U.S. dollar denominated obligations of foreign banks which have more than $10 billion in assets, have branches or agencies in the U.S., and meet other criteria established by the board of directors. Investments in foreign securities involve special considerations. There is generally less publicly available information about foreign issuers since many foreign countries do not have the same disclosure and reporting requirements as are imposed by the U.S. securities laws. Moreover, foreign issuers are generally not bound by uniform accounting and auditing and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Such investments may also entail the risks of possible imposition of dividend withholding or confiscatory taxes, possible currency blockage or transfer restrictions, expropriation, nationalization or other adverse political or economic developments, and the difficulty of enforcing obligations in other countries.

The Funds may also invest in bankers' acceptances, time deposits and certificates of deposit of U.S. branches of foreign banks and foreign branches of U.S. banks. Investments in instruments of U.S. branches of foreign banks will be made only with branches that are subject to the same regulations as U.S. banks. Investments in instruments issued by a foreign branch of a U.S. bank will be made only if the investment risk associated with such investment is the same as that involving an investment in instruments issued by the U.S. parent, with the U.S. parent unconditionally liable in the event that the foreign branch fails to pay on the investment for any reason.

COMMERCIAL PAPER -- Commercial paper is the term for short-term promissory notes issued by domestic corporations to meet current working capital needs. Commercial paper may be unsecured by the corporation's assets but may be backed by a letter of credit from a bank or other financial institution. The letter of credit enhances the commercial paper's creditworthiness. The issuer is directly responsible for payment but the bank "guarantees" that if the note is not paid at maturity by the issuer, the bank will pay the principal and interest to the buyer. INVESCO Funds Group, Inc. ("INVESCO"), the Funds' investment adviser, will consider the creditworthiness of the institution issuing the letter of credit, as well as the creditworthiness of the issuer of the commercial paper, when purchasing paper enhanced by a letter of credit. Commercial paper is sold either in an interest-bearing form or on a discounted basis, with maturities not exceeding 270 days.

DEBT SECURITIES -- Debt securities include bonds, notes and other securities that give the holder the right to receive fixed amounts of principal, interest, or both on a date in the future or on demand. Debt securities also are often referred to as fixed-income securities, even if the rate of interest varies over the life of the security.

Debt securities are generally subject to credit risk and market risk. Credit risk is the risk that the issuer of the security may be unable to meet interest or principal payments or both as they come due. Market risk is the risk that the market value of the security may decline for a variety of reasons, including changes in interest rates. An increase in interest rates tends to reduce the market values of debt securities in which a Fund has invested. A decline in interest rates tends to increase the market values of debt securities in which a Fund has invested.

Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's ("S&P") ratings provide a useful guide to the credit risk of many debt securities. The lower the rating of a debt security, the greater the credit risk the rating service assigns to the security. To compensate investors for accepting that greater risk, lower-rated debt securities tend to offer higher interest rates. Growth & Income Fund may invest up to 25% of its portfolio in lower-rated debt securities, which are often referred to as "junk bonds." Increasing the amount of Fund assets invested in unrated or lower-grade straight debt securities may increase the yield produced by the Fund's debt securities but will also increase the credit risk of those securities. A debt security is considered lower-grade if it is rated Ba or less by Moody's or BB or less by S&P. Lower-rated and non-rated debt securities of comparable quality are subject to wider fluctuations in yields and market values than higher-rated debt securities and may be considered speculative. Although a Fund may invest in debt securities assigned lower grade ratings by S&P or Moody's, at the time of purchase, the Funds are not permitted to invest in bonds that are in default or are rated CCC or below by S&P or Caa or below by Moody's or, if unrated, are judged by INVESCO to be of equivalent quality. Debt securities rated lower than B by either S&P or Moody's are usually considered to be speculative. At the time of purchase, INVESCO will limit Fund investments to debt securities which INVESCO believes are not highly speculative and which are rated at least B by S&P and Moody's.

A significant economic downturn or increase in interest rates may cause issuers of debt securities to experience increased financial problems which could adversely affect their ability to pay principal and interest obligations, to meet projected business goals, and to obtain additional financing. These conditions more severely impact issuers of lower-rated debt securities. The market for lower-rated straight debt securities may not be as liquid as the market for higher-rated straight debt securities.

Debt securities rated Caa by Moody's may be in default or may present risks of non-payment of principal or interest. Lower-rated securities by S&P (categories BB, B or CCC) include those which are predominantly speculative because of the issuer's perceived capacity to pay interest and repay principal in accordance with their terms; BB indicates the lowest degree of speculation and CCC a high degree of speculation. While such bonds will likely have some quality and protective characteristics, these are usually outweighed by large uncertainties or major risk exposures to adverse conditions.

Although bonds in the lowest investment grade debt category (those rated BBB by S&P, Baa by Moody's or the equivalent) are regarded as having adequate capability to pay principal and interest, they have speculative characteristics. Adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case for higher-rated bonds. Lower-rated bonds by Moody's (categories Ba, B or Caa) are of poorer quality and also have speculative characteristics. Bonds rated Caa may be in default or there may be present elements of danger with respect to principal or interest. Bonds having equivalent ratings from other ratings services will have characteristics similar to those of the corresponding S&P and Moody's ratings. For a specific description of S&P and Moody's corporate bond rating categories, please refer to Appendix A.

The Funds, except for S&P 500 Index Fund, may invest in zero coupon bonds and step-up bonds. Zero coupon bonds do not make regular interest payments. Zero coupon bonds are sold at a discount from face value. Principal and accrued discount (representing interest earned but not paid) are paid at maturity in the amount of the face value. Step-up bonds initially make no (or low) cash interest payments but begin paying interest (or a higher rate of interest) at a fixed time after issuance of the bond. The market values of zero coupon and step-up bonds generally fluctuate more in response to changes in interest rates than interest-paying securities of comparable term and quality. A Fund may be required to distribute income recognized on these bonds, even though no cash may be paid to the Fund until the maturity or call date of a bond, in order for the Fund to maintain its qualification as a regulated investment company. These required distributions could reduce the amount of cash available for investment by a Fund.

DOMESTIC BANK OBLIGATIONS -- U.S. banks (including their foreign branches) issue CDs and bankers' acceptances which may be purchased by the Funds if an issuing bank has total assets in excess of $5 billion and the bank otherwise meets the Funds' credit rating requirements. CDs are issued against deposits in a commercial bank for a specified period and rate and are normally negotiable. Eurodollar CDs are certificates issued by a foreign branch (usually London) of a U.S. domestic bank, and, as such, the credit is deemed to be that of the domestic bank. Bankers' acceptances are short-term credit instruments evidencing the promise of the bank (by virtue of the bank's "acceptance") to pay at maturity a draft which has been drawn on it by a customer (the "drawer"). Bankers' acceptances are used to finance the import, export, transfer, or storage of goods and reflect the obligation of both the bank and the drawer to pay the face amount. Both types of securities are subject to the ability of the issuing bank to meet its obligations, and are subject to risks common to all debt securities. In addition, banker's acceptances may be subject to foreign currency risk and certain other risks of investment in foreign securities.

EQUITY SECURITIES -- The Funds may invest in common, preferred and convertible preferred stocks, and securities whose values are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common stocks and preferred stocks represent equity ownership in a corporation. Owners of stock, such as the Funds, share in a corporation's earnings through dividends which may be declared by the corporation, although the receipt of dividends is not the principal benefit that the Funds seek when they invest in stocks and similar instruments.

Instead, the Funds seek to invest in stocks that will increase in market value and may be sold for more than a Fund paid to buy them. Market value is based upon constantly changing investor perceptions of what the company is worth compared to other companies. Although dividends are a factor in the changing market value of stocks, many companies do not pay dividends, or pay comparatively small dividends. The principal risk of investing in equity securities is that their market values fluctuate constantly, often due to factors entirely outside the control of the Funds or the company issuing the stock. At any given time, the market value of an equity security may be significantly higher or lower than the amount paid by a Fund to acquire it.

Owners of preferred stocks are entitled to dividends payable from the corporation's earnings, which in some cases may be "cumulative" if prior dividends on the preferred stock have not been paid. Dividends payable on preferred stock have priority over distributions to holders of common stock, and preferred stocks generally have a priority on the distribution of assets in the event of the corporation's liquidation. Preferred stocks may be "participating," which means that they may be entitled to dividends in excess of the stated dividend in certain cases. The holders of a company's debt securities generally are entitled to be paid by the company before it pays anything to its stockholders.

Rights and warrants are securities which entitle the holder to purchase the securities of a company (usually, its common stock) at a specified price during a specified time period. The value of a right or warrant is affected by many of the same factors that determine the prices of common stocks. Rights and warrants may be purchased directly or acquired in connection with a corporate reorganization or exchange offer.

The Funds also may purchase convertible securities including convertible debt obligations and convertible preferred stock. A convertible security entitles the holder to exchange it for a fixed number of shares of common stock (or other equity security), usually at a fixed price within a specified period of time. Until conversion, the owner of convertible securities usually receives the interest paid on a convertible bond or the dividend preference of a preferred stock.

A convertible security has an "investment value" which is a theoretical value determined by the yield it provides in comparison with similar securities without the conversion feature. Investment value changes are based upon prevailing interest rates and other factors. It also has a "conversion value," which is the market value the convertible security would have if it were exchanged for the underlying equity security. Convertible securities may be purchased at varying price levels above or below their investment values or conversion values.

Conversion value is a simple mathematical calculation that fluctuates directly with the price of the underlying security. However, if the conversion value is substantially below the investment value, the market value of the convertible security is governed principally by its investment value. If the conversion value is near or above the investment value, the market value of the convertible security generally will rise above the investment value. In such cases, the market value of the convertible security may be higher than its conversion value, due to the combination of the convertible security's right to interest (or dividend preference) and the possibility of capital appreciation from the conversion feature. However, there is no assurance that any premium above investment value or conversion value will be recovered because prices change and, as a result, the ability to achieve capital appreciation through conversion may be eliminated.

SECTOR RISK -- Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. If the portfolio managers allocate more of their respective Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to the economic, business or other developments which generally affect that sector.

EUROBONDS AND YANKEE BONDS (All Funds, except S&P 500 Index Fund) -- Bonds issued by foreign branches of U.S. banks ("Eurobonds") and bonds issued by a U.S. branch of a foreign bank and sold in the United States ("Yankee bonds"). These bonds are bought and sold in U.S. dollars, but generally carry with them the same risks as investing in foreign securities.

FOREIGN SECURITIES -- Investments in the securities of foreign companies, or companies that have their principal business activities outside the United States, involve certain risks not associated with investments in U.S. companies. Non-U.S. companies generally are not subject to the same uniform accounting, auditing and financial reporting standards that apply to U.S. companies. Therefore, financial information about foreign companies may be incomplete, or may not be comparable to the information available on U.S. companies. There may also be less publicly available information about a foreign company.

Although the volume of trading in foreign securities markets is growing, securities of many non-U.S. companies may be less liquid and have greater swings in price than securities of comparable U.S. companies. The costs of buying and selling securities on foreign securities exchanges are generally significantly higher than similar costs in the United States. There is generally less government supervision and regulation of exchanges, brokers and issuers in foreign countries than there is in the United States. Investments in non-U.S. securities may also be subject to other risks different from those affecting U.S. investments, including local political or economic developments, expropriation or nationalization of assets, confiscatory taxation, and imposition of withholding taxes on dividends or interest payments. If it becomes necessary, it may be more difficult for a Fund to obtain or to enforce a judgment against a foreign issuer than against a domestic issuer.

Securities traded on foreign markets are usually bought and sold in local currencies, not in U.S. dollars. Therefore, the market value of foreign securities acquired by a Fund can be affected -- favorably or unfavorably -- by changes in currency rates and exchange control regulations. Costs are incurred in converting money from one currency to another. Foreign currency exchange rates are determined by supply and demand on the foreign exchange markets. Foreign exchange markets are affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors, all of which are outside the control of each Fund. Generally, the Funds' foreign currency exchange transactions will be conducted on a cash or "spot" basis at the spot rate for purchasing or selling currency in the foreign currency exchange markets.

FUTURES, OPTIONS AND OTHER FINANCIAL INSTRUMENTS

GENERAL. The adviser and/or sub-adviser may use various types of financial instruments, some of which are derivatives, to attempt to manage the risk of a Fund's investments or, in certain circumstances, for investment (e.g., as a substitute for investing in securities). These financial instruments include options, futures contracts (sometimes referred to as "futures"), forward contracts, swaps, caps, floors and collars (collectively, "Financial Instruments"). The policies in this section do not apply to other types of instruments sometimes referred to as derivatives, such as indexed securities, mortgage-backed and other asset-backed securities, and stripped interest and principal of debt.

Hedging strategies can be broadly categorized as "short" hedges and "long" or "anticipatory" hedges. A short hedge involves the use of a Financial Instrument in order to partially or fully offset potential variations in the value of one or more investments held in a Fund's portfolio. A long or anticipatory hedge involves the use of a Financial Instrument in order to partially or fully offset potential increases in the acquisition cost of one or more investments that the Fund intends to acquire. In an anticipatory hedge transaction, the Fund does not already own a corresponding security. Rather, it relates to a security or type of security that the Fund intends to acquire. If the Fund does not eliminate the hedge by purchasing the security as anticipated, the effect on the Fund's portfolio is the same as if a long position were entered into. Financial Instruments may also be used, in certain circumstances, for investment (e.g., as a substitute for investing in securities).

Financial Instruments on individual securities generally are used to attempt to hedge against price movements in one or more particular securities positions that a Fund already owns or intends to acquire. Financial Instruments on indexes, in contrast, generally are used to attempt to hedge all or a portion of a portfolio against price movements of the securities within a market sector in which the Fund has invested or expects to invest.

The use of Financial Instruments is subject to applicable regulations of the Securities and Exchange Commission ("SEC"), the several exchanges upon which they are traded, and the Commodity Futures Trading Commission ("CFTC"). In addition, the Funds' ability to use Financial Instruments will be limited by tax considerations. See "Tax Consequences of Owning Shares of a Fund."

In addition to the instruments and strategies described below, the adviser and/or sub-adviser may use other similar or related techniques to the extent that they are consistent with a Fund's investment objective and permitted by its investment limitations and applicable regulatory authorities. The Funds' Prospectuses or SAI will be supplemented to the extent that new products or techniques become employed involving materially different risks than those described below or in the Prospectuses.

SPECIAL   RISKS.   Financial   Instruments   and  their  use   involve   special
considerations and risks, certain of which are described below.

(1) Financial Instruments may increase the volatility of a Fund. If the adviser and/or sub-adviser employs a Financial Instrument that correlates imperfectly with a Fund's investments, a loss could result, regardless of whether or not the intent was to manage risk. In addition, these techniques could result in a loss if there is not a liquid market to close out a position that a Fund has entered.

(2) There might be imperfect correlation between price movements of a Financial Instrument and price movement of the investment(s) being hedged. For example, if the value of a Financial Instrument used in a short hedge increased by less than the decline in value of the hedged investment(s), the hedge would not be fully successful. This might be caused by certain kinds of trading activity that distorts the normal price relationship between the security being hedged and the Financial Instrument. Similarly, the effectiveness of hedges using Financial Instruments on indexes will depend on the degree of correlation between price movements in the index and price movements in the securities being hedged.

The Funds are authorized to use options and futures contracts related to securities with issuers, maturities or other characteristics different from the securities in which it typically invests. This involves a risk that the options or futures position will not track the performance of a Fund's portfolio investments.

The direction of options and futures price movements can also diverge from the direction of the movements of the prices of their underlying instruments, even if the underlying instruments match a Fund's investments well. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A Fund may take positions in options and futures contracts with a greater or lesser face value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases.

(3) If successful, the above-discussed hedging strategies can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements of portfolio securities. However, such strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements. For example, if a Fund entered into a short hedge because the adviser and/or sub-adviser projected a decline in the price of a security in the Fund's portfolio, and the price of that security increased instead, the gain from that increase would likely be wholly or partially offset by a decline in the value of the short position in the Financial Instrument. Moreover, if the price of the Financial Instrument declined by more than the increase in the price of the security, the Fund could suffer a loss.

(4) A Fund's ability to close out a position in a Financial Instrument prior to expiration or maturity depends on the degree of liquidity of the market or, in the absence of such a market, the ability and willingness of the other party to the transaction (the "counterparty") to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to a Fund.

(5) As described below, the Funds are required to maintain assets as "cover," maintain segregated accounts or make margin payments when they take positions in Financial Instruments involving obligations to third parties (i.e., Financial Instruments other than purchased options). If a Fund is unable to close out its positions in such Financial Instruments, it might be required to continue to maintain such assets or segregated accounts or make such payments until the position expired. These requirements might impair a Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time.

COVER. Positions in Financial Instruments, other than purchased options, expose the Funds to an obligation to another party. A Fund will not enter into any such transaction unless it owns (1) an offsetting ("covered") position in securities, currencies or other options, futures contracts or forward contracts, or (2) cash and liquid assets with a value, marked-to-market daily, sufficient to cover its obligations to the extent not covered as provided in (1) above. The Funds will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, designate cash or liquid assets as segregated in the prescribed amount as determined daily.

Assets used as cover or held as segregated cannot be sold while the position in the corresponding Financial Instrument is open unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of a Fund's assets to cover or to hold as segregated could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

OPTIONS. Each Fund may engage in certain strategies involving options to attempt to manage the risk of its investments or, in certain circumstances, for investment (e.g., as a substitute for investing in securities). A call option gives the purchaser the right to buy, and obligates the writer to sell the underlying investment at the agreed-upon exercise price during the option period. A put option gives the purchaser the right to sell, and obligates the writer to buy the underlying investment at the agreed-upon exercise price during the option period. Purchasers of options pay an amount, known as a premium, to the option writer in exchange for the right under the option contract. See "Options on Indexes" below with regard to cash settlement of option contracts on index values.

The purchase of call options can serve as a hedge against a price rise of the underlier and the purchase of put options can serve as a hedge against a price decline of the underlier. Writing call options can serve as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and a Fund will be obligated to sell the security or currency at less than its market value.

Writing put options can serve as a limited long or anticipatory hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security or currency depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and a Fund will be obligated to purchase the security or currency at more than its market value.

The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment, the price volatility of the underlying investment and general market and interest rate conditions. Options that expire unexercised have no value.

A Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, the Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option, which is known as a closing purchase transaction. Conversely, the Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option, which is known as a closing sale transaction. Closing transactions permit a Fund to realize profits or limit losses on an option position prior to its exercise or expiration.

RISKS OF OPTIONS ON SECURITIES. Options embody the possibility of large amounts of exposure, which will result in a Fund's net asset value being more sensitive to changes in the value of the related investment. A Fund may purchase or write both exchange-traded and OTC options. Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction. In contrast, OTC options are contracts between a Fund and its counterparty (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when a Fund purchases an OTC option, it relies on the counterparty from whom it purchased the option to make or take delivery of the underlying investment upon exercise of the option. Failure by the counterparty to do so would result in the loss of any premium paid by a Fund as well as the loss of any expected benefit from the transaction.

The Funds' ability to establish and close out positions in options depends on the existence of a liquid market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists. There can be no assurance that a Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the counterparty, a Fund might be unable to close out an OTC option position at any time prior to the option's expiration. If a Fund is not able to enter into an offsetting closing transaction on an option it has written, it will be required to maintain the securities subject to the call or the liquid assets underlying the put until a closing purchase transaction can be entered into or the option expires. However, there can be no assurance that such a market will exist at any particular time.

If a Fund were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by a Fund could cause material losses because the Fund would be unable to sell the investment used as cover for the written option until the option expires or is exercised.

OPTIONS ON INDEXES. Puts and calls on indexes are similar to puts and calls on securities or futures contracts except that all settlements are in cash and changes in value depend on changes in the index in question. When a Fund writes a call on an index, it receives a premium and agrees that, prior to the expiration date, upon exercise of the call, the purchaser will receive from the Fund an amount of cash equal to the positive difference between the closing price of the index and the exercise price of the call times a specified multiple ("multiplier"), which determines the total dollar value for each point of such difference. When a Fund buys a call on an index, it pays a premium and has the same rights as to such call as are indicated above. When a Fund buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put to deliver to the Fund an amount of cash equal to the positive difference between the exercise price of the put and the closing price of the index times the multiplier. When a Fund writes a put on an index, it receives a premium and the purchaser of the put has the right, prior to the expiration date, to require the Fund to deliver to it an amount of cash equal to the positive difference between the exercise price of the put and the closing level of the index times the multiplier.

The risks of purchasing and selling options on indexes may be greater than options on securities. Because index options are settled in cash, when a Fund writes a call on an index it cannot fulfill its potential settlement obligations by delivering the underlying securities. A Fund can offset some of the risk of writing a call index option by holding a diversified portfolio of securities similar to those on which the underlying index is based. However, a Fund cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will vary from the value of the index.

Even if a Fund could assemble a portfolio that exactly reproduced the composition of the underlying index, it still would not be fully covered from a risk standpoint because of the "timing risk" inherent in writing index options. When an index option is exercised, the amount of cash that the holder is entitled to receive is determined by the difference between the exercise price and the closing index level. As with other kinds of options, a Fund as the call writer will not learn what it has been assigned until the next business day. The time lag between exercise and notice of assignment poses no risk for the writer of a covered call on a specific underlying security, such as common stock, because in that case the writer's obligation is to deliver the underlying security, not to pay its value as of a moment in the past. In contrast, the writer of an index call will be required to pay cash in an amount based on the difference between the closing index value on the exercise date and the exercise price. By the time a Fund learns what it has been assigned, the index may have declined. This "timing risk" is an inherent limitation on the ability of index call writers to cover their risk exposure.

If a Fund has purchased an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, the Fund nevertheless will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

OTC OPTIONS. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows a Fund great flexibility to tailor the option to its needs, OTC options generally involve greater risk than exchange-traded options, which are guaranteed by the clearing organization of the exchange where they are traded.

Generally, OTC foreign currency options used by a Fund are European-style options. This means that the option is only exercisable immediately prior to its expiration. This is in contrast to American-style options, which are exercisable at any time prior to the expiration date of the option.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. When a Fund purchases or sells a futures contract, it incurs an obligation respectively to take or make delivery of a specified amount of the obligation underlying the contract at a specified time and price. When a Fund writes an option on a futures contract, it becomes obligated to assume a position in the futures contract at a specified exercise price at any time during the term of the option. If a Fund writes a call, on exercise it assumes a short futures position. If it writes a put, on exercise it assumes a long futures position.

The purchase of futures or call options on futures can serve as a long or an anticipatory hedge, and the sale of futures or the purchase of put options on futures can serve as a short hedge. Writing call options on futures contracts can serve as a limited short hedge, using a strategy similar to that used for writing call options on securities or indexes. Similarly, writing put options on futures contracts can serve as a limited long or anticipatory hedge.

In addition, futures strategies can be used to manage the "duration" (a measure of anticipated sensitivity to changes in interest rates, which is sometimes related to the weighted average maturity of a portfolio) and associated interest rate risk of a Fund's fixed-income portfolio. If the adviser and/or sub-adviser wishes to shorten the duration of a Fund's fixed-income portfolio (i.e., reduce anticipated sensitivity), the Fund may sell an appropriate debt futures contract or a call option thereon, or purchase a put option on that futures contract. If the adviser and/or sub-adviser wishes to lengthen the duration of a Fund's fixed-income portfolio (i.e., increase anticipated sensitivity), the Fund may buy an appropriate debt futures contract or a call option thereon, or sell a put option thereon.

At the inception of a futures contract, a Fund is required to deposit "initial margin" in an amount generally equal to 10% or less of the contract value. Initial margin must also be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Subsequent "variation margin" payments are made to and from the futures broker daily as the value of the futures or written option position varies, a process known as "marking-to-market." Unlike margin in securities transactions, initial margin on futures contracts and written options on futures contracts does not represent a borrowing on margin, but rather is in the nature of a performance bond or good-faith deposit that is returned to the Fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, a Fund may be required to increase the level of initial margin deposits. If the Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities in order to do so at a time when such sales are disadvantageous.

Purchasers and sellers of futures contracts and options on futures can enter into offsetting closing transactions, similar to closing transactions on options, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. However, there can be no assurance that a liquid market will exist for a particular contract at a particular time. In such event, it may not be possible to close a futures contract or options position.

Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract or an option on a futures contract can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

If a Fund were unable to liquidate a futures contract or an option on a futures contract position due to the absence of a liquid market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to continue to maintain the position being hedged by the futures contract or option or to continue to maintain cash or securities in a segregated account.

To the extent that a Fund enters into futures contracts, options on futures contracts and options on foreign currencies traded on a CFTC-regulated exchange, in each case that is not for BONA FIDE hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish these positions (excluding the amount by which options are "in-the-money" at the time of purchase) may not exceed 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into. This policy does not limit to 5% the percentage of the Fund's assets that are at risk in futures contracts, options on futures contracts and currency options.

RISKS OF FUTURES CONTRACTS AND OPTIONS THEREON. The ordinary spreads at a given time between prices in the cash and futures markets (including the options on futures markets), due to differences in the natures of those markets, are subject to the following factors. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions, which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Due to the possibility of distortion, a hedge may not be successful. Although stock index futures contracts do not require physical delivery, under extraordinary market conditions, liquidity of such futures contracts also could be reduced. Additionally, the adviser and/or sub-adviser may be incorrect in its expectations as to the extent of various interest rates, currency exchange rates or stock market movements or the time span within which the movements take place.

INDEX FUTURES. The risk of imperfect correlation between movements in the price of index futures and movements in the price of the securities that are the subject of a hedge increases as the composition of a Fund's portfolio diverges from the index. The price of the index futures may move proportionately more than or less than the price of the securities being hedged. If the price of the index futures moves proportionately less than the price of the securities that are the subject of the hedge, the hedge will not be fully effective. Assuming the price of the securities being hedged has moved in an unfavorable direction, as anticipated when the hedge was put into place, the Fund would be in a better position than if it had not hedged at all, but not as good as if the price of the index futures moved in full proportion to that of the hedged securities.

However, if the price of the securities being hedged has moved in a favorable direction, this advantage will be partially offset by movement of the price of the futures contract. If the price of the futures contract moves more than the price of the securities, the Fund will experience either a loss or a gain on the futures contract that will not be completely offset by movements in the price of the securities that are the subject of the hedge.

Where index futures are purchased in an anticipatory hedge, it is possible that the market may decline instead. If a Fund then decides not to invest in the securities at that time because of concern as to possible further market decline or for other reasons, it will realize a loss on the futures contract that is not offset by a reduction in the price of the securities it had anticipated purchasing.

FOREIGN CURRENCY HEDGING STRATEGIES--SPECIAL CONSIDERATIONS. A Fund may use options and futures contracts on foreign currencies, as mentioned previously, and forward currency contracts, as described below, to attempt to hedge against movements in the values of the foreign currencies in which the Fund's securities are denominated or, in certain circumstances, for investment (e.g., as a substitute for investing in securities denominated in foreign currency). Currency hedges can protect against price movements in a security that a Fund owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated.

A Fund might seek to hedge against changes in the value of a particular currency when no Financial Instruments on that currency are available or such Financial Instruments are more expensive than certain other Financial Instruments. In such cases, a Fund may seek to hedge against price movements in that currency by entering into transactions using Financial Instruments on another currency or a basket of currencies, the value of which the adviser and/or sub-adviser believes will have a high degree of positive correlation to the value of the currency being hedged. The risk that movements in the price of the Financial Instrument will not correlate perfectly with movements in the price of the currency subject to the hedging transaction may be increased when this strategy is used.

The value of Financial Instruments on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such Financial Instruments, a Fund could be disadvantaged by having to deal in the odd-lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the Financial Instruments until they reopen.

Settlement of hedging transactions involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, a Fund might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

FORWARD CURRENCY CONTRACTS AND FOREIGN CURRENCY DEPOSITS. The Funds may enter into forward currency contracts to purchase or sell foreign currencies for a fixed amount of U.S. dollars or another foreign currency. A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days (term) from the date of the forward currency contract agreed upon by the parties, at a price set at the time the forward currency contract is entered. Forward currency contracts are negotiated directly between currency traders (usually large commercial banks) and their customers.

Such transactions may serve as long or anticipatory hedges. For example, a Fund may purchase a forward currency contract to lock in the U.S. dollar price of a security denominated in a foreign currency that the Fund intends to acquire. Forward currency contracts may also serve as short hedges. For example, a Fund may sell a forward currency contract to lock in the U.S. dollar equivalent of the proceeds from the anticipated sale of a security or a dividend or interest payment denominated in a foreign currency.

The Funds may also use forward currency contracts to hedge against a decline in the value of existing investments denominated in foreign currency. Such a hedge would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. A Fund could also hedge the position by entering into a forward currency contract to sell another currency expected to perform similarly to the currency in which the Fund's existing investments are denominated. This type of hedge could offer advantages in terms of cost, yield or efficiency, but may not hedge currency exposure as effectively as a simple hedge against U.S. dollars. This type of hedge may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.

The Funds may also use forward currency contracts in one currency or a basket of currencies to attempt to hedge against fluctuations in the value of securities denominated in a different currency if the adviser anticipates that there will be a positive correlation between the two currencies.

The cost to a Fund of engaging in forward currency contracts varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because forward currency contracts are usually entered into on a principal basis, no fees or commissions are involved. When a Fund enters into a forward currency contract, it relies on the counterparty to make or take delivery of the underlying currency at the maturity of the contract. Failure by the counterparty to do so would result in the loss of some or all of any expected benefit of the transaction.

As is the case with futures contracts, purchasers and sellers of forward currency contracts can enter into offsetting closing transactions, similar to closing transactions on futures contracts, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. Secondary markets generally do not exist for forward currency contracts, with the result that closing transactions generally can be made for forward currency contracts only by negotiating directly with the counterparty. Thus, there can be no assurance that a Fund will in fact be able to close out a forward currency contract at a favorable price prior to maturity. In addition, in the event of insolvency of the counterparty, the Fund might be unable to close out a forward currency contract. In either event, the Fund would continue to be subject to market risk with respect to the position, and would continue to be required to maintain a position in securities denominated in the foreign currency or to segregate cash or liquid assets.

The precise matching of forward currency contract amounts and the value of the securities, dividends or interest payments involved generally will not be possible because the value of such securities, dividends or interest payments, measured in the foreign currency, will change after the forward currency contract has been established. Thus, a Fund might need to purchase or sell foreign currencies in the spot (cash) market to the extent such foreign currencies are not covered by forward currency contracts. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

Forward currency contracts may substantially change a Fund's investment exposure to changes in currency exchange rates and could result in losses to the Fund if currencies do not perform as the adviser anticipates. There is no assurance that the adviser's and/or sub-adviser's use of forward currency contracts will be advantageous to a Fund or that it will hedge at an appropriate time.

The Funds may also purchase and sell foreign currency and invest in foreign currency deposits. Currency conversion involves dealer spreads and other costs, although commissions usually are not charged.

COMBINED POSITIONS. A Fund may purchase and write options or futures in combination with each other, or in combination with futures or forward currency contracts, to manage the risk and return characteristics of its overall position. For example, a Fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs.

TURNOVER. The Funds' options and futures activities may affect their turnover rates and brokerage commission payments. The exercise of calls or puts written by a Fund, and the sale or purchase of futures contracts, may cause it to sell or purchase related investments, thus increasing its turnover rate. Once a Fund has received an exercise notice on an option it has written, it cannot effect a closing transaction in order to terminate its obligation under the option and must deliver or receive the underlying securities at the exercise price. The exercise of puts purchased by a Fund may also cause the sale of related investments, increasing turnover. Although such exercise is within the Fund's control, holding a protective put might cause it to sell the related investments for reasons that would not exist in the absence of the put. A Fund will pay a brokerage commission each time it buys or sells a put or call or purchases or sells a futures contract. Such commissions may be higher than those that would apply to direct purchases or sales.

SWAPS, CAPS, FLOORS AND COLLARS. The Funds are authorized to enter into swaps, caps, floors and collars. Swaps involve the exchange by one party with another party of their respective commitments to pay or receive cash flows, e.g., an exchange of floating rate payments for fixed rate payments. The purchase of a cap or a floor entitles the purchaser, to the extent that a specified index exceeds in the case of a cap, or falls below in the case of a floor, a predetermined value, to receive payments on a notional principal amount from the party selling such instrument. A collar combines elements of buying a cap and selling a floor.

ILLIQUID SECURITIES (All Funds, except S&P 500 Index Fund) -- Securities which do not trade on stock exchanges or in the over the counter market, or have restrictions on when and how they may be sold, are generally considered to be "illiquid." An illiquid security is one that a Fund may have difficulty -- or may even be legally precluded from -- selling at any particular time. A Fund may invest in illiquid securities, including restricted securities and other investments which are not readily marketable. A Fund will not purchase any such security if the purchase would cause the Fund to invest more than 15% of its net assets, measured at the time of purchase, in illiquid securities. Repurchase agreements maturing in more than seven days are considered illiquid for purposes of this restriction.

The principal risk of investing in illiquid securities is that a Fund may be unable to dispose of them at the time desired or at a reasonable price. In addition, in order to resell a restricted security, a Fund might have to bear the expense and incur the delays associated with registering the security with the SEC, and otherwise obtaining listing on a securities exchange or in the over the counter market.

INVESTMENT COMPANY SECURITIES -- To manage their daily cash positions, the Funds may invest in securities issued by other investment companies that invest in short-term debt securities and seek to maintain a net asset value of $1.00 per share ("money market funds"). The Funds also may invest in Standard & Poor's Depository Receipts ("SPDRs") and shares of other investment companies. SPDRs are investment companies whose portfolios mirror the compositions of specific S&P indices, such as the S&P 500 and the S&P 400. SPDRs are traded on the

American Stock Exchange. SPDR holders such as a Fund are paid a "Dividend Equivalent Amount" that corresponds to the amount of cash dividends accruing to the securities held by the SPDR Trust, net of certain fees and expenses. The Investment Company Act of 1940, as amended (the "1940 Act"), limits investments in securities of other investment companies, such as the SPDR Trust. These limitations include, among others, that, subject to certain exceptions, no more than 10% of a Fund's total assets may be invested in securities of other investment companies, no more than 5% of its total assets may be invested in the securities of any one investment company, and a Fund may not own more than 3% of the outstanding shares of any investment company. As a shareholder of another investment company, a Fund would bear its pro rata portion of the other investment company's expenses, including advisory fees, in addition to the expenses the Fund bears directly in connection with its own operations.

REITS -- Real Estate Investment Trusts are investment trusts that invest primarily in real estate and securities of businesses connected to the real estate industry.

REPURCHASE AGREEMENTS -- A Fund may enter into repurchase agreements, or REPOs, on debt securities that the Fund is allowed to hold in its portfolio. This is a way to invest money for short periods. A REPO is an agreement under which the Fund acquires a debt security and then resells it to the seller at an agreed-upon price and date (normally, the next business day). The repurchase price represents an interest rate effective for the short period the debt security is held by the Fund, and is unrelated to the interest rate on the underlying debt security. A repurchase agreement is often considered as a loan collateralized by securities. The collateral securities acquired by the Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement. The collateral securities are held by the Fund's custodian bank until the repurchase agreement is completed.

The Funds may enter into repurchase agreements with commercial banks, registered broker-dealers or registered government securities dealers that are creditworthy under standards established by the Company's board of directors. The Company's board of directors has established standards that INVESCO and the applicable sub-adviser must use to review the creditworthiness of any bank, broker or dealer that is party to a REPO. REPOs maturing in more than seven days are considered illiquid securities. A Fund will not enter into repurchase agreements maturing in more than seven days if as a result more than 15% of the Fund's net assets would be invested in these repurchase agreements and other illiquid securities.

As noted above, the Funds use REPOs as a means of investing cash for short periods of time. Although REPOs are considered to be highly liquid and comparatively low-risk, the use of REPOs does involve some risks. For example, if the other party to the agreement defaults on its obligation to repurchase the underlying security at a time when the value of the security has declined, the Fund may incur a loss on the sale of the collateral security. If the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, a court may determine that the underlying security is collateral for a loan by the Fund not within the control of the Fund and therefore the realization by the Fund on such collateral may automatically be stayed. Finally, it is possible that the Fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement.

RULE 144A SECURITIES (All Funds, except S&P 500 Index Fund) -- A Fund also may invest in securities that can be resold to institutional investors pursuant to Rule 144A under the Securities Act of 1933, as amended (the "1933 Act"). In recent years, a large institutional market has developed for many Rule 144A Securities. Institutional investors generally cannot sell these securities to the general public but instead will often depend on an efficient institutional market in which Rule 144A Securities can readily be resold to other institutional investors, or on an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions does not necessarily mean that a Rule 144A Security is illiquid. Institutional markets for Rule 144A Securities may provide both reliable market values for Rule 144A Securities and enable a Fund to sell a Rule 144A investment when appropriate. For this reason, the Company's board of directors has concluded that if a sufficient institutional trading market exists for a given Rule 144A security, it may be considered "liquid," and not subject to a Fund's limitations on investment in restricted securities. The Company's board of directors has given INVESCO the day-to-day authority to determine the liquidity of Rule 144A Securities, according to guidelines approved by the board. The principal risk of investing in Rule 144A Securities is that there may be an insufficient number of qualified institutional buyers interested in purchasing a Rule 144A Security held by a Fund, and the Fund might be unable to dispose of such security promptly or at reasonable prices.

SECURITIES LENDING -- Each Fund may from time to time loan securities from its portfolio to brokers, dealers and financial institutions to earn income or generate cash for liquidity. When the Fund lends securities it will receive collateral in cash or U.S. Treasury obligations which will be maintained, and with regard to cash, invested, at all times in an amount equal to at least 100% of the current market value of the loaned securities. All such loans will be made according to the guidelines of the SEC and the Company's board of directors. A Fund may at any time call such loans to obtain the securities loaned. However, if the borrower of the securities should default on its obligation to return the securities borrowed, the value of the collateral may be insufficient to permit the Fund to reestablish its position by making a comparable investment due to changes in market conditions or the Fund may be unable to exercise certain ownership rights. A Fund will be entitled to earn interest paid upon investment of the cash collateral in its permitted investments, or to the payment of a premium or fee for the loan. A Fund may pay reasonable fees in connection with such loans, including payments to the borrower and to one or more securities lending agents an ("Agent").

INVESCO provides the following services in connection with the securities lending activities of each Fund: (a) oversees participation in the securities lending program to ensure compliance with all applicable regulatory and investment guidelines; (b) assists the Agent in determining which specific securities are available for loan; (c) monitors the Agent's loan activities to ensure that securities loans are effected in accordance with INVESCO's instructions and with procedures adopted by the board of directors; (d) prepares appropriate periodic reports for, and seeks appropriate approvals from, the board of directors with respect to securities lending activities; (e) responds to Agent inquiries; and (f) performs such other duties as necessary. INVESCO intends to seek necessary approvals to enable it to earn compensation for providing such services.

The Funds have obtained an exemptive order from the SEC allowing them to invest uninvested cash balances and cash collateral received in connection with securities lending in money market funds that have INVESCO or an affiliate of INVESCO as an investment adviser (the "Affiliated Money Market Funds").

SOVEREIGN DEBT -- In certain emerging countries, the central government and its agencies are the largest debtors to local and foreign banks and others. Sovereign debt involves the risk that the government, as a result of political considerations or cash flow difficulties, may fail to make scheduled payments of interest or principal and may require holders to participate in rescheduling of payments or even to make additional loans. If an emerging country government defaults on its sovereign debt, there is likely to be no legal proceeding under which the debt may be ordered repaid, in whole or in part. The ability or willingness of a foreign sovereign debtor to make payments of principal and interest in a timely manner may be influenced by, among other factors, its cash flow, the magnitude of its foreign reserves, the availability of foreign exchanges on the payment date, the debt service burden to the economy as a whole, the debtor's then current relationship with the International Monetary Fund and its then current political constraints. Some of the emerging countries issuing such instruments have experienced high rates of inflation in recent years and have extensive internal debt. Among other effects, high inflation and internal debt service requirements may adversely affect the cost and availability of future domestic sovereign borrowing to finance government programs, and may have other adverse social, political and economic consequences, including effects on the willingness of such countries to service their sovereign debt. An emerging country government's willingness and ability to make timely payments on its sovereign debt also are likely to be heavily affected by the country's balance of trade and its access to trade and other international credits. If a country's exports are concentrated in a few commodities, such country would be more significantly exposed to a decline in the international prices of one or more of such commodities. A rise in protectionism on the part of its trading partners, or unwillingness by such partners to make payment for goods in hard currency, could also adversely affect the country's ability to export its products and repay its debts. Sovereign debtors may also be dependent on expected receipts from such agencies and others abroad to reduce principal and interest arrearages on their debt. However, failure by the sovereign debtor or other entity to implement economic reforms negotiated with multilateral agencies or others, to achieve specified levels of economic performance, or to make other debt payments when due, may cause third parties to terminate their commitments to provide funds to the sovereign debtor, which may further impair such debtor's willingness or ability to service its debts.

The Funds may invest in debt securities issued under the "Brady Plan" in connection with restructurings in emerging country debt markets or earlier loans. These securities, often referred to as "Brady Bonds," are, in some cases, denominated in U.S. dollars and collateralized as to principal by U.S. Treasury zero coupon bonds having the same maturity. At least one year's interest payments, on a rolling basis, are collateralized by cash or other investments. Brady Bonds are actively traded on an over-the-counter basis in the secondary market for emerging country debt securities. Brady Bonds are lower-rated bonds and are highly volatile.

U.S. GOVERNMENT SECURITIES -- Each Fund may, from time to time, purchase debt securities issued by the U.S. government. These securities include Treasury bills, notes, and bonds. Treasury bills have a maturity of one year or less, Treasury notes generally have a maturity of one to ten years, and Treasury bonds generally have maturities of more than ten years.

U.S. government debt securities also include securities issued or guaranteed by agencies or instrumentalities of the U.S. government. Some obligations of U.S. government agencies, which are established under the authority of an act of Congress, such as Government National Mortgage Association ("GNMA") Participation Certificates, are supported by the full faith and credit of the U.S. Treasury. GNMA Certificates are mortgage-backed securities representing part ownership of a pool of mortgage loans. These loans -- issued by lenders such as mortgage bankers, commercial banks and savings and loan associations -- are either insured by the Federal Housing Administration or guaranteed by the Veterans Administration. A "pool" or group of such mortgages is assembled and, after being approved by GNMA, is offered to investors through securities dealers. Once approved by GNMA, the timely payment of interest and principal on each mortgage is guaranteed by GNMA and backed by the full faith and credit of the U.S. government. The market value of GNMA Certificates is not guaranteed. GNMA Certificates are different from bonds because principal is paid back monthly by the borrower over the term of the loan rather than returned in a lump sum at maturity, as is the case with a bond. GNMA Certificates are called "pass-through" securities because both interest and principal payments (including prepayments) are passed through to the holder of the GNMA Certificate.

Other United States government debt securities, such as securities of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the Treasury. Others, such as bonds issued by Fannie Mae, a federally chartered private corporation, are supported only by the credit of the corporation. In the case of securities not backed by the full faith and credit of the United States, a Fund must look principally to the agency issuing or guaranteeing the obligation in the event the agency or instrumentality does not meet its commitments. A Fund will invest in securities of such instrumentalities only when INVESCO and the applicable sub-advisers are satisfied that the credit risk with respect to any such instrumentality is comparatively minimal.

WHEN-ISSUED/DELAYED DELIVERY -- The Funds normally buy and sell securities on an ordinary settlement basis. That means that the buy or sell order is sent, and a Fund actually takes delivery or gives up physical possession of the security on the "settlement date," which is three business days later. However, the Funds also may purchase and sell securities on a when-issued or delayed delivery basis.

When-issued or delayed delivery transactions occur when securities are purchased or sold by a Fund and payment and delivery take place at an agreed-upon time in the future. The Funds may engage in this practice in an effort to secure an advantageous price and yield. However, the yield on a comparable security available when delivery actually takes place may vary from the yield on the security at the time the when-issued or delayed delivery transaction was entered into. When a Fund engages in when-issued and delayed delivery transactions, it relies on the seller or buyer to consummate the sale at the future date. If the seller or buyer fails to act as promised, that failure may result in the Fund missing the opportunity of obtaining a price or yield considered to be advantageous. No payment or delivery is made by a Fund until it receives delivery or payment from the other party to the transaction. However, fluctuation in the value of the security from the time of commitment until delivery could adversely affect a Fund.

INVESTMENT RESTRICTIONS

The investment restrictions set forth below have been adopted by each respective Fund and, unless identified as non-fundamental policies, may not be changed without the affirmative vote of a majority of the outstanding voting securities of that Fund. As provided in the Investment Company Act of 1940, as amended ("1940 Act"), a "vote of a majority of the outstanding voting securities of the Fund" means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund or (2) 67% or more of the shares present at a meeting, if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. Except with respect to borrowing, changes in values of a particular Fund's assets will not cause a violation of the following investment restrictions so long as percentage restrictions are observed by such Fund at the time it purchases any security. Each Fund may not:

     1. purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or municipal securities) if, as a result, more than 25% of the Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry;

     2. with respect to 75% of the Fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or securities of other investment companies) if, as a result, (i) more than 5% of a Fund's total assets would be invested in the securities of that issuer, or (ii) a Fund would hold more than 10% of the outstanding voting securities of that issuer;

     3. underwrite securities of other issuers, except insofar as it may be deemed to be an underwriter under the 1933 Act in connection with the disposition of the Fund's portfolio securities;

     4. borrow money, except that the Fund may borrow money in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings);

     5. issue senior securities, except as permitted under the 1940 Act;

     6. lend any security or make any loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to the purchase of debt securities or to repurchase agreements;

     7. purchase or sell physical commodities; however, this policy shall not prevent the Fund from purchasing and selling foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments; or

     8. purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).

     9. Each Fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by INVESCO or an affiliate or a successor thereof, with substantially the same fundamental investment objective, policies and limitations as the Fund.

In addition, each Fund has the following non-fundamental policies, which may be changed without shareholder approval:

     A. The Fund may not sell securities short (unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short) or purchase securities on margin, except that (i) this policy does not prevent the Fund from entering into short positions in foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments, (ii) the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and (iii) the Fund may make margin payments in connection with futures contracts, options, forward contracts, swaps, caps, floors, collars and other financial instruments.

     B. The Fund may borrow money only from a bank or from an open-end management investment company managed by INVESCO or an affiliate or a successor thereof for temporary or emergency purposes (not for leveraging or investing) or by engaging in reverse repurchase agreements with any party (reverse repurchase agreements will be treated as borrowings for purposes of fundamental limitation (4)).

     C. The Fund does not currently intend to purchase any security if, as a result, more than 15% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.

     D. The Fund may invest in securities issued by other investment companies to the extent that such investments are consistent with the Fund's investment objective and policies and permissible under the 1940 Act.

     E. With respect to fundamental limitation (1), domestic and foreign banking will be considered to be different industries.

In addition, with respect to a Fund that may invest in municipal obligations, the following non-fundamental policy applies, which may be changed without shareholder approval:

     Each state (including the District of Columbia and Puerto Rico), territory and possession of the United States, each political subdivision, agency, instrumentality and authority thereof, and each multi-state agency of which a state is a member is a separate "issuer." When the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from the government creating the subdivision and the security is backed only by assets and revenues of the subdivision, such subdivision would be deemed to be the sole issuer. Similarly, in the case of an Industrial Development Bond or Private Activity bond, if that bond is backed only by the assets and revenues of the non-governmental user, then that non-governmental user would be deemed to be the sole issuer.

     However, if the creating government or another entity guarantees a security, then to the extent that the value of all securities issued or guaranteed by that government or entity and owned by a Fund exceeds 10% of the Fund's total assets, the guarantee would be considered a separate security and would be treated as issued by that government or entity. With respect to a Fund that is not a money market fund, securities issued or guaranteed by a bank or subject to financial guaranty insurance are not subject to the limitations set forth the preceding sentence.

Following is a chart outlining some of the limitations pursuant to non-fundamental investment policies set by the board of directors. These non-fundamental policies may be changed by the board of directors without shareholder approval:

--------------------------------------------------------------------------------
INVESTMENT             DYNAMICS      INVESCO        GROWTH       GROWTH & INCOME
                                     ENDEAVOR
--------------------------------------------------------------------------------
 EQUITY SECURITIES     Unlimited      Unlimited     Unlimited    Unlimited
--------------------------------------------------------------------------------
 LOWER RATED                                        Not Allowed  Up to 25%
 CORPORATE DEBT
 SECURITIES
--------------------------------------------------------------------------------
 FOREIGN               Up to 25%      Up to 25%     Up to 25%    Up to 25%
 SECURITIES
 (Percentages
 exclude ADRs and
 securities of
 Canadian
 issuers.)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT            SMALL COMPANY     S&P 500 INDEX      VALUE EQUITY
                      GROWTH
--------------------------------------------------------------------------------
EQUITY SECURITIES     Normally, at      Normally,          Normally, at
                      least 65% in      those listed       least 65%
                      companies with    in the S&P 500
                      market capi-      Index
                      talizations of
                      $2 billion or
                      less
--------------------------------------------------------------------------------
LOWER RATED           Up to 5%
CORPORATE DEBT
SECURITIES
--------------------------------------------------------------------------------
FOREIGN               Up to 25%         Only           Up to 25%
SECURITIES                              securities
(Percentages                            that are
exclude ADRs and                        listed in the
securities of                           S&P 500 Index
Canadian
issuers.)
--------------------------------------------------------------------------------

MANAGEMENT OF THE FUNDS

THE INVESTMENT ADVISER

INVESCO, located at 4350 South Monaco Street, Denver, Colorado, is the Company's investment adviser. INVESCO was founded in 1932 and serves as an investment adviser to:

      INVESCO Bond Funds, Inc.
      INVESCO Combination Stock & Bond Funds, Inc.
      INVESCO Counselor Series Funds, Inc. (formerly, INVESCO Advantage
                Series Funds, Inc.)
      INVESCO International Funds, Inc.
      INVESCO Money Market Funds, Inc.
      INVESCO Sector Funds, Inc.
      INVESCO Stock Funds, Inc.
      INVESCO Treasurer's Series Funds, Inc.
      INVESCO Variable Investment Funds, Inc.

As of October 31, 2001, INVESCO managed 47 mutual funds having combined assets of over $26 billion, on behalf of more than 3,149,656 shareholder accounts.

INVESCO is an indirect wholly owned subsidiary of AMVESCAP PLC, a publicly traded holding company. Through its subsidiaries, AMVESCAP PLC engages in the business of investment management on an international basis. AMVESCAP PLC is one of the largest independent investment management businesses in the world, with approximately $361.3 billion in assets under management as of September 30, 2001.

AMVESCAP PLC's North American subsidiaries include:

     INVESCO Retirements, Inc. ("IRI"), Atlanta, Georgia, develops and provides domestic and international defined contribution retirement plan services to plan sponsors, institutional retirement plan sponsors, institutional plan providers and foreign governments.

          AMVESCAP National Trust Company (formerly known as Institutional Trust Company, doing business as INVESCO Trust Company), a division of IRI, provides retirement account custodian and/or trust services for individual retirement accounts ("IRAs") and other retirement plan accounts. This includes services such as recordkeeping, tax reporting and compliance. AMVESCAP National Trust Company acts as trustee or custodian to these plans. AMVESCAP National Trust Company accepts contributions and provides complete transfer agency functions: correspondence, sub-accounting, telephone communications and processing of distributions.

     INVESCO, Inc., Atlanta, Georgia, manages individualized investment portfolios of equity, fixed-income and real estate securities for institutional clients, including mutual funds and collective investment entities. INVESCO, Inc. includes the following Divisions:

          INVESCO Capital Management Division, Atlanta, Georgia, manages institutional investment portfolios, consisting primarily of discretionary employee benefit plans for corporations and state and local governments, and endowment funds.

          INVESCO  Management  &  Research  Division,   Boston,   Massachusetts,
          primarily manages pension and endowment accounts.

          PRIMCO Capital Management Division, Louisville, Kentucky, specializes in managing stable return investments, principally on behalf of
          Section 401(k) retirement plans.

          INVESCO Realty Advisors Division, Dallas, Texas, is responsible for providing advisory services in the U.S. real estate markets for AMVESCAP PLC's clients worldwide. Clients include corporate pension plans and public pension funds as well as endowment and foundation accounts.

          INVESCO (NY) Division, New York, is an investment adviser for separately managed accounts, such as corporate and municipal pension plans, Taft-Hartley Plans, insurance companies, charitable institutions and private individuals. INVESCO NY further serves as investment adviser to several closed-end investment companies, and as sub-adviser with respect to certain commingled employee benefit trusts.

     A I M Advisors, Inc., Houston, Texas, provides investment advisory and administrative services for retail and institutional mutual funds.

     A I M Capital Management, Inc., Houston, Texas, provides investment advisory services to individuals, corporations, pension plans and other private investment advisory accounts and also serves as a sub-adviser to certain retail and institutional mutual funds, one Canadian mutual fund and one portfolio of an open-end registered investment company that is offered to separate accounts of insurance companies.

     A I M Distributors, Inc. and Fund Management Company, Houston, Texas, are registered broker-dealers that act as the principal underwriters for retail and institutional mutual funds.

The corporate headquarters of AMVESCAP PLC are located at 11 Devonshire Square, London, EC2M 4YR, England.

THE INVESTMENT ADVISORY AGREEMENT

INVESCO serves as investment adviser to the Funds under an Investment Advisory Agreement dated February 28, 1997 (the "Agreement") with the Company.

The Agreement requires that INVESCO manage the investment portfolio of each Fund in a way that conforms with the Fund's investment policies. INVESCO may directly manage a Fund itself, or may hire a sub-adviser, which may be an affiliate of INVESCO, to do so. Specifically, INVESCO is responsible for:

     o managing the investment and reinvestment of all the assets of the Funds, and executing all purchases and sales of portfolio securities;

     o maintaining a continuous investment program for the Funds, consistent with (i) each Fund's investment policies as set forth in the Company's Articles of Incorporation, Bylaws and Registration Statement, as from time to time amended, under the 1940 Act, and in any prospectus and/or statement of additional information of the Funds, as from time to time amended and in use under the 1933 Act, and (ii) the Company's status as a regulated investment company under the Internal Revenue Code of 1986, as amended;

     o determining what securities are to be purchased or sold for the Funds, unless otherwise directed by the directors of the Company, and executing transactions accordingly;

     o providing the Funds the benefit of the investment analysis and research, the reviews of current economic conditions and trends, and the consideration of a long-range investment policy now or hereafter generally available to the investment advisory customers of the adviser or any sub-adviser;

     o determining what portion of each Fund's assets should be invested in the various types of securities authorized for purchase by the Fund; and

     o making recommendations as to the manner in which voting rights, rights to consent to Fund action and any other rights pertaining to a Fund's portfolio securities shall be exercised.

INVESCO also performs all of the following services for the Funds:

     o    administrative;

     o    internal accounting (including computation of net asset value);

     o    clerical and statistical;

     o    secretarial;

     o all other services necessary or incidental to the administration of the affairs of the Funds;

     o    supplying  the  Company  with  officers,   clerical  staff  and  other
          employees;

     o    furnishing  office  space,   facilities,   equipment,   and  supplies;
          providing personnel and facilities required to respond to inquiries related to shareholder accounts;

     o conducting periodic compliance reviews of the Funds' operations; preparation and review of required documents, reports and filings by INVESCO's in-house legal and accounting staff or in conjunction with independent attorneys and accountants (including prospectuses, statements of additional information, proxy statements, shareholder reports, tax returns, reports to the SEC, and other corporate documents of the Funds);

     o    supplying basic telephone service and other utilities; and

     o preparing and maintaining certain of the books and records required to be prepared and maintained by the Funds under the 1940 Act.

Expenses not assumed by INVESCO are borne by the Funds. As full compensation for its advisory services to the Company, INVESCO receives a monthly fee from each Fund. The fee is calculated at the annual rate of:

Dynamics and Growth Funds

     o    0.60% on the first $350 million of each Fund's average net assets;

     o    0.55% on the next $350 million of each Fund's average net assets;

     o    0.50% of each Fund's average net assets from $700 million;

     o    0.45% of each Fund's average net assets from $2 billion;

     o    0.40% of each Fund's average net assets from $4 billion;

     o    0.375% of each Fund's average net assets from $6 billion; and

     o    0.35% of each Fund's average net assets from $8 billion.

INVESCO Endeavor and Growth & Income Funds

     o    0.75% on the first $500 million of each Fund's average net assets;

     o    0.65% on the next $500 million of each Fund's average net assets;

     o    0.55% of each Fund's average net assets from $1 billion;

     o    0.45% of each Fund's average net assets from $2 billion;

     o    0.40% of each Fund's average net assets from $4 billion;

     o    0.375% of each Fund's average net assets from $6 billion; and

     o    0.35% of each Fund's average net assets from $8 billion.

Small Company Growth Fund

     o    0.75% on the first $350 million of the Fund's average net assets;

     o    0.65% on the next $350 million of the Fund's average net assets;

     o    0.55% of the Fund's average net assets from $700 million;

     o    0.45% of the Fund's average net assets from $2 billion;

     o    0.40% of the Fund's average net assets from $4 billion;

     o    0.375% of the Fund's average net assets from $6 billion; and

     o    0.35% of the Fund's average net assets from $8 billion.

S&P 500 Index Fund

     o    0.25% of the Fund's average net assets.

Value Equity Fund

     o    0.75% on the first $500 million of the Fund's average net assets;

     o    0.65% on the next $500 million of the Fund's average net assets;

     o    0.50% of the Fund's average net assets from $1 billion;

     o    0.45% of the Fund's average net assets from $2 billion;

     o    0.40% of the Fund's average net assets from $4 billion;

     o    0.375% of the Fund's average net assets from $6 billion; and

     o    0.35% of the Fund's average net assets from $8 billion.


During the periods outlined in the table below, the Funds paid INVESCO advisory fees in the dollar amounts shown. Since Small Company Growth and Value Equity Funds' Class K shares were not offered until August 31, 2001, no advisory fees were paid with respect to Class K shares for those Funds for the periods shown. If applicable, the advisory fees were offset by credits in the amounts shown, so that the Funds' fees were not in excess of the expense limitations shown, which have been voluntarily agreed to by the Company and INVESCO.

                               Advisory          Total Expense     Total Expense
                               Fee Dollars       Reimbursements    Limitations
                               -----------       --------------    -------------
INVESTOR CLASS

DYNAMICS FUND
Year Ended July 31, 2001       $ 34,407,534        $     0           1.20%
Year Ended July 31, 2000         24,121,605              0           1.20%
Period Ended July 31, 1999(1)     2,927,803              0           1.20%(2)
Year Ended April 30, 1999         7,750,919              0           1.21%

INVESCO ENDEAVOR FUND
Year Ended July 31, 2001       $  2,183,595       $654,006           1.50%
Year Ended July 31, 2000          2,159,491              0           1.50%
Period Ended July 31, 1999(1)       173,488              0           1.50%
Period Ended April 30, 1999(3)      206,836              0           1.50%

GROWTH FUND
Year Ended July 31, 2001       $  9,418,759        $   N/A           N/A
Year Ended July 31, 2000          8,575,984            N/A           N/A
Period Ended July 31, 1999(1)     5,712,698            N/A           N/A
Year Ended August 31, 1998        4,561,574            N/A           N/A

GROWTH & INCOME FUND
Year Ended July 31, 2001       $  1,192,257       $285,561           1.50%
Year Ended July 31, 2000          1,059,505            472           1.50%
Period Ended July 31, 1999(2)       107,949         33,201           1.50%
Period Ended April 30, 1999(5)      209,172         53,659           1.50%

SMALL COMPANY GROWTH FUND
Year Ended July 31, 2001       $  9,158,751       $      0           1.50%
Year Ended July 31, 2000          6,057,172          1,326           1.50%
Period Ended July 31, 1999(6)       512,934         84,361           1.50%
Year Ended May 31, 1999           1,973,393        201,069           1.50%

S&P 500 INDEX FUND
Year Ended July 31, 2001       $    258,955       $371,496           0.65%(7)
Year Ended July 31, 2000            206,633        269,898           0.60%
Year Ended July 31, 1999             99,317        155,166           0.60%(8)

VALUE EQUITY FUND
Year Ended July 31, 2001       $  1,723,504       $507,936           1.30%
Year Ended July 31, 2000          2,307,737        401,744           1.30%
Period Ended July 31, 1999(1)     2,756,316        397,754           1.30%(9)
Year Ended August 31, 1998        3,080,351        164,235           1.25%(10)

INSTITUTIONAL CLASS

DYNAMICS FUND
Year Ended July 31, 2001       $     80,535       $      0           0.95%
Period Ended July 31, 2000(11)       19,552              0           0.95%

S&P 500 Index Fund
Year Ended July 31, 2001       $      5,062       $ 30,289           0.35%
Year Ended July 31, 2000             12,144         31,275           0.35%
Year Ended July 31, 1999              9,042         29,912           0.35%(12)

CLASS C

DYNAMICS FUND
Year Ended July 31, 2001       $     91,390       $      0           1.95%
Period Ended July 31, 2001(13)        4,199              0           1.95%

INVESCO ENDEAVOR FUND
Year Ended July 31, 2001       $     27,403       $  7,912           2.25%
Period Ended July 31, 2000(13)        3,950              0           2.25%

GROWTH FUND
Year Ended July 31, 2001       $     49,494            N/A           N/A
Period Ended July 31, 2000(13)        3,629            N/A           N/A

GROWTH & INCOME FUND
Year Ended July 31, 2001       $     16,102       $  1,022           2.25%
Period Ended July 31, 2000(13)        2,194              0           2.25%

SMALL COMPANY GROWTH FUND
Year Ended July 31, 2001       $     14,733       $      0           2.25%
Period Ended July 31, 2000(13)        3,131              0           2.25%

VALUE EQUITY FUND
Year Ended July 31, 2001       $      5,376       $  1,808           2.05%
Period Ended July 31, 2000(13)          166             19           2.05%

CLASS K

DYNAMICS FUND
Period Ended July 31, 2001(14) $          4       $     15           1.40%

INVESCO ENDEAVOR FUND
Period Ended July 31, 2001(14) $          4       $     13           1.70%

GROWTH FUND
Period Ended July 31, 2001(14) $         10              0           N/A

GROWTH & INCOME FUND
Period Ended July 31, 2001(14) $         11       $     12           1.70%

(1) For the period May 1, 1999 through July 31, 1999.
(2) Effective May 13, 1999, the Total Expense Limitation was changed to 1.20%.
(3)For the period October 28, 1998 (commencement of operations) through April 30, 1999.
(4)For the period September 1, 1998 through July 31, 1999.
(5)For the period July 1, 1998 (commencement of operations) through April 30, 1999.
(6)For the period June 1, 1999 through July 31, 1999.
(7)Effective May 1, 2001, the Total Expense Limitation was changed to 0.65%.
(8)Effective May 13, 1999, the Total Expense Limitation was changed to 0.60%.
(9) Effective May 13, 1999, the Total Expense Limitation was changed to 1.30%.
(10) Effective May 14, 1998, the Total Expense Limitation was changed to 1.25%
(11) Institutional class shares of the Fund were offered beginning December 31, 1999, but did not commence investment operations until May 23, 2000.
(12) Effective May 13, 1999, the Total Expense Limitation was changed to 0.35%.
(13) For the period February 15, 2000 through July 31, 2000.
(14) For the period  December 1, 2000 through  July 31,  2001.


THE SUB-ADVISORY AGREEMENT

With respect to S&P 500 Index Fund, World Asset Management ("World") serves as sub-adviser to the Fund pursuant to a Sub-Advisory Agreement (the
"Sub-Agreement") dated July 15, 1999 with INVESCO.

The Sub-Agreement provides that World, subject to the supervision of INVESCO, shall manage the investment portfolio of the Fund in conformity with its investment policies. These management services include: (a) managing the investment and reinvestment of all the assets, now or hereafter acquired, of the Fund, and executing all purchases and sales of portfolio securities; (b) maintaining a continuous investment program for the Fund, consistent with (i) the Fund's investment policies as set forth in the Company's Articles of Incorporation, Bylaws and Registration Statement, as from time to time amended, under the 1940 Act, as amended, and in any prospectus and/or statement of additional information of the Company, as from time to time amended and in use under the 1933 Act and (ii) the Company's status as a regulated investment company under the Internal Revenue Code of 1986, as amended; (c) determining what securities are to be purchased or sold for the Fund, unless otherwise directed by the directors of the Company or INVESCO, and executing transactions accordingly; (d) providing the Fund the benefit of all of the investment analysis and research, the reviews of current economic conditions and trends, and the consideration of long-range investment policy now or hereafter generally available to investment advisory customers of World; (e) determining what portion of the Fund's assets should be invested in the various types of securities authorized for purchase by the Fund; and (f) making recommendations as to the manner in which voting rights, rights to consent to Company action and any other rights pertaining to the portfolio securities of the Fund shall be exercised.

The Sub-Agreement provides that, as compensation for its services, World shall receive from INVESCO, at the end of each month, a fee based upon the average daily value of the Fund's net assets. The sub-advisory fee is paid by INVESCO, NOT the Fund. The fee is calculated at the following annual rates:

S&P 500 Index Fund

   o 0.07% on the first $10 million of the Fund's average net assets;

   o 0.05% on the next $40 million of the Fund's average net assets; and

   o 0.03% of the Fund's average net assets from $50 million.

ADMINISTRATIVE SERVICES AGREEMENT

INVESCO, either directly or through affiliated companies, provides certain administrative, sub-accounting, and recordkeeping services to the Funds pursuant to an Administrative Services Agreement dated June 1, 2000 with the Company.

The Administrative Services Agreement requires INVESCO to provide the following services to the Funds:

     o such sub-accounting and recordkeeping services and functions as are reasonably necessary for the operation of the Funds; and

     o such sub-accounting, recordkeeping, and administrative services and functions, which may be provided by affiliates of INVESCO, as are reasonably necessary for the operation of Fund shareholder accounts maintained by certain retirement plans and employee benefit plans for the benefit of participants in such plans.

As full compensation for services provided under the Administrative Services Agreement, each Fund pays a monthly fee to INVESCO consisting of a base fee of $10,000 per year, plus an additional incremental fee computed daily and paid monthly at an annual rate of 0.045% of the average net assets of each Fund. Prior to May 13, 1999, the rate was 0.015% of the average net assets of each Fund.

TRANSFER AGENCY AGREEMENT

INVESCO also performs transfer agent, dividend disbursing agent and registrar services for the Funds pursuant to a Transfer Agency Agreement dated June 1, 2000 with the Company.

The Transfer Agency Agreement provides that each Fund pays INVESCO an annual fee of $22.50 ($20.00 prior to June 1, 2000) per shareholder account, or, where applicable, per participant in an omnibus account. This fee is paid monthly at the rate of 1/12 of the annual fee and is based upon the actual number of shareholder accounts and omnibus account participants in each Fund at any time during each month.

FEES PAID TO INVESCO

During the periods outlined in the table below, the Funds paid the following fees to INVESCO (in some instances, prior to the absorption of certain Fund expenses by INVESCO and the sub-adviser, where applicable). Since Small Company Growth and Value Equity Funds' Class K shares were not offered until August 31, 2001, no fees were paid with respect to Class K shares for those Funds for the periods shown below.

                                                 ADMINISTRATIVE        TRANSFER
                                  ADVISORY          SERVICES            AGENCY
                                  --------       --------------        --------
INVESTOR CLASS
--------------

DYNAMICS FUND
Year Ended July 31, 2001       $34,407,534    $ 3,551,891          $18,090,628
Year Ended July 31, 2000        24,121,605      2,364,403            5,667,641
Period Ended July 31, 1999(1)    2,927,803        236,694              993,382
Year Ended April 30, 1999        7,750,919        226,800            2,693,081

INVESCO ENDEAVOR FUND
Year Ended July 31, 2001       $ 2,183,595    $   140,880          $1,383,718
Year Ended July 31, 2000         2,159,491        139,556             760,730
Period Ended July 31, 1999(1)      173,488         12,209              57,863
Period Ended April 30, 1999(2)     206,836          9,217              52,532

GROWTH FUND
Year Ended July 31, 2001       $ 9,418,759     $  814,176          $4,573,618
Year Ended July 31, 2000         8,575,984        735,074           2,205,390
Period Ended July 31, 1999(3)    5,712,698        248,879           1,500,795
Year Ended August 31, 1998       4,561,574        131,098           1,160,513

GROWTH & INCOME FUND
Year Ended July 31, 2001       $ 1,193,257     $   81,382           $ 659,900
Year Ended July 31, 2000         1,059,505         73,553             365,832
Period Ended July 31, 1999(1)      107,949          8,442              47,918
Period Ended April 30, 1999(4)     209,172         12,517              70,040

SMALL COMPANY GROWTH FUND
Year Ended July 31, 2001       $ 9,158,751     $  673,564          $4,584,251
Year Ended July 31, 2000         6,057,172        425,252           1,830,351
Period Ended July 31, 1999(5)      512,934         33,164             327,104
Year Ended May 31, 1999          1,973,393         54,324           1,116,282

S&P 500 INDEX FUND
Year Ended July 31, 2001        $  258,955     $   56,417          $  250,087
Year Ended July 31, 2000           206,633         46,635             174,030
Year Ended July 31, 1999            99,317         19,051              76,345

VALUE EQUITY FUND
Year Ended July 31, 2001        $1,723,504     $  113,378           $ 886,780
Year Ended July 31, 2000         2,307,737        148,463             970,885
Period Ended July 31, 1999(3)    2,756,316         89,785           1,011,717
Year Ended August 31, 1998       3,080,351         71,607             918,694

INSTITUTIONAL CLASS

DYNAMICS FUND
Year Ended July 31, 2001        $   80,535     $    8,337            $      60
Period Ended July 31, 2000(6)       19,552          2,006                    4

S&P 500 INDEX FUND
Year Ended July 31, 2001        $    5,062     $    1,106           $    9,449
Year Ended July 31, 2000            12,144          2,745                6,061
Year Ended July 31, 1999             9,042          1,793                2,447

CLASS C

DYNAMICS FUND
Year Ended July 31, 2001        $   91,390     $   9,364            $   58,862
Period Ended July 31, 2000(7)        4,199           429                 1,739

INVESCO ENDEAVOR FUND
Year Ended July 31, 2001        $   27,403     $   1,781            $   18,491
Period Ended July 31, 2000(7)        3,950           251                 1,013

GROWTH FUND
Year Ended July 31, 2001        $   49,494     $   4,259            $   32,424
Period Ended July 31, 2000(7)        3,629           314                   946

GROWTH & INCOME FUND
Year Ended July 31, 2001        $   16,102     $   1,119            $    7,331
Period Ended July 31, 2000(7)        2,194           149                   329

SMALL COMPANY GROWTH FUND
Year Ended July 31, 2001        $   14,733     $   1,084            $    8,724
Period Ended July 31, 2000(7)        3,131           227                   554

VALUE EQUITY FUND
Year Ended July 31, 2001        $    5,376     $     355            $    2,976
Period Ended July 31, 2000(7)          166            11                    69

CLASS K

DYNAMICS FUND
Period Ended July 31, 2001(8)   $        4     $       0            $       19

INVESCO ENDEAVOR FUND
Period Ended July 31, 2001(8)   $        4     $       0            $       15

GROWTH FUND
Period Ended July 31, 2001(8)   $       10     $       1            $       34

GROWTH & INCOME FUND
Period Ended July 31, 2001(8)   $       11     $       1            $       17

(1) For the period May 1, 1999 through July 31, 1999.
(2) For the period October 28, 1998 (commencement of operations) through April 30, 1999.
(3) For the period September 1, 1998 through July 31, 1999.
(4) For the period July 1, 1998 (commencement of operations) through April 30, 1999.
(5) For the period June 1, 1999 through July 31, 1999.
(6) Institutional Class shares were offered beginning December 31, 1999, but did not commence investment operations until May 23, 2000.
(7) For the period February 15, 2000 through July 31, 2000.
(8) For the period December 1, 2000 through July 31, 2001.


DIRECTORS AND OFFICERS OF THE COMPANY

The overall direction and supervision of the Company come from the board of directors. The board of directors is responsible for making sure that the Funds' general investment policies and programs are carried out and that the Funds are properly administered.

The board of directors has an audit committee comprised of four of the directors who are not affiliated with INVESCO (the "Independent Directors"). The committee meets quarterly with the Company's independent accountants and officers to review accounting principles used by the Company, the adequacy of internal controls, the responsibilities and fees of the independent accountants, and other matters.

The Company has a  management  liaison  committee  which  meets  quarterly  with various management personnel of INVESCO in order to facilitate better understanding of management and operations of the Company, and to review legal and operational matters which have been assigned to the committee by the board of directors, in furtherance of the board of directors' overall duty of supervision.

The Company has a brokerage committee. The committee meets periodically to review soft dollar and other brokerage transactions by the Funds, and to review policies and procedures of INVESCO with respect to brokerage transactions. It reports on these matters to the Company's board of directors.

The Company has a derivatives committee. The committee meets periodically to review derivatives investments made by the Funds. It monitors derivative usage by the Funds and the procedures utilized by INVESCO to ensure that the use of such instruments follows the policies on such instruments adopted by the Company's board of directors. It reports on these matters to the Company's board of directors.

The Company has a legal committee, an insurance committee, a compensation committee and a defined benefit deferred compensation plan (the "plan") committee. These committees meet when necessary to review legal, insurance, compensation and plan matters of importance to the directors of the Company.

The Company has a nominating committee. The committee meets periodically to review and nominate candidates for positions as independent directors to fill vacancies on the board of directors.

The officers of the Company, all of whom are officers and employees of INVESCO, are responsible for the day-to-day administration of the Company and the Funds. The officers of the Company receive no direct compensation from the Company or the Funds for their services as officers. INVESCO has the primary responsibility for making investment decisions on behalf of the Funds. These investment decisions are reviewed by the investment committee of INVESCO.

All of the officers and directors of the Company hold comparable positions with the following funds, which, with the Company, are collectively referred to as the "INVESCO Funds":

      INVESCO Bond Funds, Inc.
      INVESCO Combination Stock & Bond Funds, Inc.
      INVESCO Counselor Series Funds, Inc. (formerly, INVESCO Advantage
                  Series Funds, Inc.)
      INVESCO International Funds, Inc.
      INVESCO Money Market Funds, Inc.
      INVESCO Sector Funds, Inc.
      INVESCO Stock Funds, Inc.
      INVESCO Treasurer's Series Funds, Inc.
      INVESCO Variable Investment Funds, Inc.

The table below provides information about each of the Company's directors and officers. Their affiliations represent their principal occupations.

                             Position(s) Held       Principal Occupation(s)
Name, Address, and Age       With Company           During Past Five Years

Mark H. Williamson           President, Chief       Chief Executive Officer,
(2)(3)(11)                   Executive Officer      Managed Products Division,
4350 South Monaco Street     and Chairman of        AMVESCAP PLC; Chief Execu-
Denver, Colorado             the Board              tive Officer and Chairman of
Age:  50                                            of the Board of INVESCO
                                                    Funds Group, Inc.; Chief
                                                    Executive Officer and Chair-
                                                    man of the Board of INVESCO
                                                    Distributors, Inc.;
                                                    formerly, President of
                                                    INVESCO Funds Group, Inc.;
                                                    formerly President of
                                                    INVESCO Distributors, Inc.;
                                                    formerly, President, Chief
                                                    Operating Officer and
                                                    Chairman of the Board of
                                                    INVESCO Global Health
                                                    Sciences Fund; formerly,
                                                    Chairman and Chief Executive
                                                    Officer of NationsBanc
                                                    Advisors, Inc.; formerly,
                                                    Chairman of NationsBanc
                                                    Investments, Inc.

Fred A. Deering                 Vice Chairman of    Formerly, Trustee of INVESCO
(1)(2)(7)(8)                    the Board           Global Health Sciences Fund;
1551 Larimer Street #1701                           formerly, Chairman of the
Denver, Colorado                                    Executive Committee and
Age:  73                                            Chairman of the Board of
                                                    Security Life of Denver
                                                    Insurance Company; Director
                                                    of ING American Holdings
                                                    Company and First ING Life
                                                    Insurance Company of New
                                                    York.

Victor L. Andrews, Ph.D.        Director            Professor Emeritus, Chairman
(4)(6)(10)(11)                                      Emeritus and Chairman of the
34 Seawatch Drive                                   CFO Roundtable of the
Savannah, Georgia                                   Department of Finance of
Age:  71                                            Georgia State University;
                                                    President, Andrews Financial
                                                    Associates, Inc. (consulting
                                                    firm); Director of The
                                                    Sheffield Funds, Inc.;
                                                    formerly, member of the
                                                    faculties of the Harvard
                                                    Business School and the
                                                    Sloan School of Management
                                                    of MIT.

                                Position(s) Held    Principal Occupation(s)
Name, Address, and Age            With Company      During Past Five Years

Bob R. Baker                    Director            Consultant (since 2000);
(2)(4)(5)(9)(10)(11)                                formerly, President and
37 Castle Pines Dr., N.                             Chief Executive Officer
Castle Rock, Colorado                               (1989 to 2000) of AMC Cancer
Age:  65                                            Research Center, Denver,
                                                    Colorado; until mid-December
                                                    1988, Vice Chairman of the
                                                    Board of First Columbia
                                                    Financial Corporation,
                                                    Englewood, Colorado;
                                                    formerly, Chairman of the
                                                    Board and Chief Executive
                                                    Officer of First Columbia
                                                    Financial Corporation.

Charles W. Brady(3)             Director            Chief Executive Officer and
1315 Peachtree St., N.E.                            Chairman of AMVESCAP PLC,
Atlanta, Georgia                                    London, England and various
Age:  66                                            subsidiaries of AMVESCAP
                                                    PLC; formerly, Trustee of
                                                    INVESCO Global Health
                                                    Sciences Fund.

Lawrence H. Budner              Director            Trust Consultant; prior to
(1)(5)(10)(11)                                      June 30, 1987, Senior Vice
7608 Glen Albens Circle                             President and Senior Trust
Dallas, Texas                                       Officer of InterFirst Bank,
Age:  71                                            Dallas, Texas.

James T. Bunch(4)(5)(9)         Director            Principal and Founder of
3600 Republic Plaza                                 Green Manning & Bunch Ltd.,
370 Seventeenth Street                              Denver, Colorado, since
Denver, Colorado                                    August 1988; Director and
Age:  59                                            Secretary of Green Manning &
                                                    Bunch Securities, Inc.,
                                                    Denver, Colorado, since
                                                    September 1993; Vice
                                                    President and Director of
                                                    Western Golf Association and
                                                    Evans Scholars Foundation;
                                                    formerly, General Counsel
                                                    and Director of Boettcher &
                                                    Co., Denver, Colorado;
                                                    formerly, Chairman and
                                                    Managing Partner of Davis
                                                    Graham & Stubbs, Denver,
                                                    Colorado.

Raymond R. Cunningham (3)       Vice President      Director, President and
4350 South Monaco Street        and Director        Chief Operating Officer
Denver, Colorado                                    of INVESCO Funds Group,
Age:  50                                            Inc.; Director and President
                                                    of INVESCO Distributors,
                                                    Inc.; formerly, Senior Vice
                                                    President of INVESCO Funds
                                                    Group, Inc.; formerly,
                                                    Senior Vice President of GT
                                                    Global -- North America
                                                    (1992 - 1998).

                                Position(s) Held    Principal Occupation(s)
Name, Address, and Age            With Company      During Past Five Years

Wendy L. Gramm, Ph.D.           Director            Self-employed (since 1993);
(4)(6)(9)                                           Distinguished Senior Fellow
4201 N. Yuma Street, N.W.                           and Director, Regulatory
Washington, D.C.                                    Studies Program, Mercatus
Age: 56                                             Center George Mason
                                                    University, VA; formerly,
                                                    Chairman, Commodity Futures
                                                    Trading Commission;
                                                    Administrator for
                                                    Information and Regulatory
                                                    Affairs at the Office of
                                                    Management and Budget; Also,
                                                    Director of Enron
                                                    Corporation, IBP, Inc.,
                                                    State Farm Insurance
                                                    Company, International
                                                    Republic Institute, and the
                                                    Texas Public Policy
                                                    Foundation; formerly,
                                                    Director of the Chicago
                                                    Mercantile Exchange (1994 to
                                                    1999), Kinetic Concepts,
                                                    Inc. (1996 to 1997), and the
                                                    Independent Women's Forum
                                                    (1994 to 1999).

Richard W. Healey (3)           Director            Director and Senior Vice
4350 South Monaco Street                            President of INVESCO Funds
Denver, Colorado                                    Group, Inc.; Director and
Age:  47                                            Senior Vice President of
                                                    INVESCO Distributors, Inc.;
                                                    formerly, Senior Vice
                                                    President of GT Global-North
                                                    America (1996 to 1998) and
                                                    The Boston Company (1993 to
                                                    1996).

Gerald J. Lewis(1)(6)(7)        Director            Chairman of Lawsuit
701 "B" Street                                      Resolution Services, San
Suite 2100                                          Diego, California since
San Diego, California                               1987; Director of General
Age:  68                                            Chemical Group, Inc.,
                                                    Hampdon, New Hampshire,
                                                    since 1996; formerly,
                                                    Associate Justice of the
                                                    California Court of Appeals;
                                                    Director of Wheelabrator
                                                    Technologies, Inc., Fisher
                                                    Scientific, Inc., Henley
                                                    Manufacturing, Inc., and
                                                    California Coastal
                                                    Properties, Inc.; Of
                                                    Counsel, Latham & Watkins,
                                                    San Diego, California (1987
                                                    to 1997).

                                Position(s) Held    Principal Occupation(s)
Name, Address, and Age            With Company      During Past Five Years

John W. McIntyre (1)(2)(5)(7)   Director            Retired. Formerly, Vice
7 Piedmont Center Suite 100                         Chairman of the Board of
Atlanta, Georgia                                    Directors of The Citizens
Age:  71                                            and Southern Corporation and
                                                    Chairman of the Board and
                                                    Chief Executive Officer of
                                                    The Citizens and Southern
                                                    Georgia Corp. and The
                                                    Citizens and Southern
                                                    National Bank; formerly,
                                                    Trustee of INVESCO Global
                                                    Health Sciences Fund and
                                                    Employee's Retirement System
                                                    of GA, Emory University;
                                                    Trustee of Gables
                                                    Residential Trust and of the
                                                    J.M. Tull Charitable
                                                    Foundation; Director of
                                                    Kaiser Foundation Health
                                                    Plans of Georgia, Inc.

Larry Soll, Ph.D.               Director            Retired.  Formerly, Chairman
(4)(6)(9)(10)(11)                                   of the Board (1987 to 1994),
2358 Sunshine Canyon Drive                          Chief Executive Officer
Boulder, Colorado                                   (1982 to 1989 and 1993 to
Age:  59                                            1994) and President (1982 to
                                                    1989) of Synergen Inc.;
                                                    Director of Synergen since
                                                    incorporation in 1982;
                                                    Director of Isis
                                                    Pharmaceuticals, Inc.;
                                                    formerly, Trustee of INVESCO
                                                    Global Health Sciences Fund.

Glen A. Payne                   Secretary           Senior Vice President,
4350 South Monaco Street                            General Counsel and
Denver, Colorado                                    Secretary of INVESCO Funds
Age:  54                                            Group, Inc.; Senior Vice
                                                    President, Secretary and
                                                    General Counsel of INVESCO
                                                    Distributors, Inc.;
                                                    formerly, Secretary of
                                                    INVESCO Global Health
                                                    Sciences Fund; formerly,
                                                    General Counsel of INVESCO
                                                    Trust Company (1989 to 1998)
                                                    and employee of a U.S.
                                                    regulatory agency,
                                                    Washington, D.C. (1973 to
                                                    1989).

                                Position(s) Held    Principal Occupation(s)
Name, Address, and Age            With Company      During Past Five Years

Ronald L. Grooms                Chief Accounting    Senior Vice President,
4350 South Monaco Street        Officer, Chief      Treasurer and Director of
Denver, Colorado                Financial Officer   INVESCO Funds Group, Inc.;
Age:  55                        and Treasurer       Senior Vice President,
                                                    Treasurer and Director of
                                                    INVESCO Distributors, Inc.;
                                                    formerly, Treasurer and
                                                    Principal Financial and
                                                    Accounting Officer of
                                                    INVESCO Global Health
                                                    Sciences Fund; formerly,
                                                    Senior Vice President and
                                                    Treasurer of INVESCO Trust
                                                    Company (1988 to 1998).


William J. Galvin, Jr.          Assistant           Senior Vice President and
4350 South Monaco Street        Secretary           Assistant Secretary of
Denver, Colorado                                    INVESCO Funds Group, Inc.;
Age:  45                                            Senior Vice President and
                                                    Assistant Secretary of
                                                    INVESCO Distributors, Inc.;
                                                    formerly, Trust Officer of
                                                    INVESCO Trust Company (1995
                                                    to 1998).

Pamela J. Piro                  Assistant           Vice President and Assistant
4350 South Monaco Street        Treasurer           Treasurer of INVESCO Funds
Denver, Colorado                                    Group, Inc.; Assistant
Age:  41                                            Treasurer of INVESCO
                                                    Distributors, Inc.;
                                                    formerly, Assistant Vice
                                                    President (1996 to 1997),
                                                    Director - Portfolio
                                                    Accounting (1994 to 1996),
                                                    Portfolio Accounting Manager
                                                    (1993 to 1994) and Assistant
                                                    Accounting Manager (1990 to
                                                    1993).

Judy P. Wiese                   Assistant           Vice President and Assistant
4350 South Monaco Street        Secretary           Secretary of INVESCO Funds
Denver, Colorado                                    Group, Inc.; Assistant
Age:  53                                            Secretary of INVESCO
                                                    Distributors, Inc.;
                                                    formerly, Trust Officer of
                                                    INVESCO Trust Company.

(1) Member of the audit committee of the Company.

(2) Member of the executive committee of the Company. On occasion, the executive committee acts upon the current and ordinary business of the Company between meetings of the board of directors. Except for certain powers which, under applicable law, may only be exercised by the full board of directors, the executive committee may exercise all powers and authority of the board of directors in the management of the business of the Company. All decisions are subsequently submitted for ratification by the board of directors.

(3) These directors are "interested persons" of the Company as defined in the 1940 Act.

(4) Member of the management liaison committee of the Company.

(5) Member of the brokerage committee of the Company.

(6) Member of the derivatives committee of the Company.

(7) Member of the legal committee of the Company.

(8) Member of the insurance committee of the Company.

(9) Member of the nominating committee of the Company.

(10) Member of the compensation committee of the Company.

(11) Member of the defined benefit deferred compensation plan committee of the Company.

The following table shows the compensation paid by the Company to its Independent Directors for services rendered in their capacities as directors of the Company; the benefits accrued as Company expenses with respect to the Defined Benefit Deferred Compensation Plan discussed below; and the estimated annual benefits to be received by these directors upon retirement as a result of their service to the Company, all for the period ended July 31, 2001.

In addition, the table sets forth the total compensation paid by all of the INVESCO Funds and INVESCO Global Health Sciences Fund (collectively, the "INVESCO Complex") to these directors or trustees for services rendered in their capacities as directors or trustees during the year ended December 31, 2000. As of December 31, 2000, there were 46 funds in the INVESCO Complex.
--------------------------------------------------------------------------------
                                                                    Total
                                      Benefits                      Compensation
                       Aggregate      Accrued       Estimated       From INVESCO
                       Compensation   As Part of    Annual          Complex
Name of Person         From           Company       Benefits Upon   Paid To
and Position           Company(1)     Expenses(2)   Retirement(3)   Directors(7)
--------------------------------------------------------------------------------

Fred A.                $23,140         $27,324      $10,540         $112,250
Deering, Vice
Chairman of
the Board
--------------------------------------------------------------------------------
Victor L.               22,886          25,160       12,201           89,200
Andrews
--------------------------------------------------------------------------------
Bob R. Baker            23,705          21,628       16,350           92,500
--------------------------------------------------------------------------------
Lawrence H. Budner      22,606          25,160       12,201           88,850
--------------------------------------------------------------------------------
James T. Bunch(4)       20,987               0            0           86,000
--------------------------------------------------------------------------------
Daniel D. Chabris(5)     5,639           22,911      10,540           34,000
--------------------------------------------------------------------------------
Wendy L. Gramm          21,716                0           0           87,600
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                    Total
                                      Benefits                      Compensation
                       Aggregate      Accrued       Estimated       From INVESCO
                       Compensation   As Part of    Annual          Complex
Name of Person         From           Company       Benefits Upon   Paid To
and Position           Company(1)     Expenses(2)   Retirement(3)   Directors(7)
--------------------------------------------------------------------------------
Kenneth T. King(5)       8,462           26,076      10,540           68,000
--------------------------------------------------------------------------------
Gerald J. Lewis(4)      20,663                0           0           86,350
--------------------------------------------------------------------------------
John W. McIntyre        22,797           14,671      12,201          116,000
--------------------------------------------------------------------------------
Larry Soll              22,624                0           0          110,100
--------------------------------------------------------------------------------
Total                 $215,225         $162,930     $84,573          970,850
--------------------------------------------------------------------------------
% of Net Assets         0.0022%(6)      0.0017%(6)                   0.0024%(7)
--------------------------------------------------------------------------------

(1) The vice chairman of the board, the chairs of the Funds' committees who are Independent Directors, and the members of the Funds' committees who are Independent Directors each receive compensation for serving in such capacities in addition to the compensation paid to all Independent Directors.

(2) Represents estimated benefits accrued with respect to the Defined Benefit Deferred Compensation Plan discussed below, and not compensation deferred at the election of the directors.

(3) These amounts represent the Company's share of the estimated annual benefits payable by the INVESCO Funds upon the directors' retirement, calculated using the current method of allocating director compensation among the INVESCO Funds. These estimated benefits assume retirement at age 72. With the exception of Drs. Soll and Gramm and Messrs. Bunch and Lewis, each of these directors has served as a director of one or more of the funds in the INVESCO Funds for the minimum five-year period required to be eligible to participate in the Defined Benefit Deferred Compensation Plan. Mr. McIntyre became eligible to participate in the Defined Benefit Deferred Compensation Plan as of November 1, 1998, and was not included in the calculation of retirement benefits until November 1, 1999.

(4)  Messrs. Bunch and Lewis became directors of the Company on January 1, 2000.

(5) Mr.Chabris retired as a director of the Company on September 30, 1998. Mr. King retired as a director of the Company on December 31, 1999.

(6)  Total as a percentage of the Company's net assets as of July 31, 2001.

(7) Total as a percentage of the net assets of the INVESCO Complex as of December 31, 2000.

Messrs. Brady, Cunningham, Healey and Williamson, as "interested persons" of the Company and the other INVESCO Funds, receive compensation as officers or employees of INVESCO or its affiliated companies, and do not receive any director's fees or other compensation from the Company or the other funds in the INVESCO Funds for their service as directors.

The boards of directors of the INVESCO Funds have adopted a Defined Benefit Deferred Compensation Plan (the "Plan") for the Independent Directors of the Funds. Under this Plan, each director who is not an interested person of the Funds (as defined in Section 2(a)(19) of the 1940 Act) and who has served for at least five years (a "Qualified Director") is entitled to receive a retirement benefit. Commencing with attainment of age 72 by a Qualified Director who voluntarily retires prior to reaching age 72 and commencing with the date of retirement of a Qualified Director who retires upon reaching age 72 or at any time subsequent to age 72 up to the mandatory retirement age of 75, a Qualified Director shall receive quarterly payments at an annual rate of $34,000 (the

"Annual Benefit"). Directors who became Qualified Directors on or before January 1, 2001 who retire upon reaching age 72 (or at age 73 or 74, if the Director extends his retirement date for one to two years, but less than three years) are entitled to payment for one year of twice the Annual Benefit. Payment of the Annual Benefit will continue for the remainder of the Qualified Director's life or ten years, whichever is longer. If a Qualified Director becomes disabled before the date upon which his or her Annual Benefit payments would normally commence, such benefit payments will begin. If a Qualified Director dies prior to the receipt of the Annual Benefit for ten years, the Annual Benefit will be paid to his/her beneficiary or estate until an aggregate of ten years of payments has been received. The Plan is administered by a committee of three directors who are also participants in the Plan and one director who is not a Plan participant. The cost of the Plan will be allocated among the INVESCO Funds in a manner determined to be fair and equitable by the committee. The Company began making payments under an earlier Plan to Mr. Chabris as of October 1, 1998 and to Mr. King as of January 1, 2000. Messrs. Chabris and King are entitled to receive quarterly payments at an annual rate equal to 50% of the annual retainer fees and annual board meeting fees which are paid to an active Fund director. Mr. King was entitled to receive 100% of such annual retainer and board meeting fees in 2000. Annual payments made to Messrs. Chabris and King exceed $34,000 per year. The Company has no stock options or other pension or retirement plans for management or other personnel and pays no salary or compensation to any of its officers.

The Independent Directors have contributed to a deferred compensation plan, pursuant to which they have deferred receipt of a portion of the compensation which they would otherwise have been paid as directors of certain of the INVESCO Funds. Certain of the deferred amounts have been invested in the shares of all INVESCO Funds, except Funds offered by INVESCO Variable Investment Funds, Inc., in which the directors are legally precluded from investing. Each Independent Director may, therefore, be deemed to have an indirect interest in shares of each such INVESCO Fund, in addition to any INVESCO Fund shares the Independent Director may own either directly or beneficially. Each of the Independent Directors has agreed to invest a minimum of $100,000 of his or her own resources in shares of the INVESCO Funds. Compensation contributed to a deferred compensation plan may constitute all or a portion of this $100,000 commitment.

CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

As of October 31, 2001, the following persons owned more than 5% of the outstanding shares of the Funds indicated below. This level of share ownership is considered to be a "principal shareholder" relationship with a Fund under the 1940 Act. Shares that are owned "of record" are held in the name of the person indicated. Shares that are owned "beneficially" are held in another name, but the owner has the full economic benefit of ownership of those shares:

Investor Class
--------------
Dynamics Fund

--------------------------------------------------------------------------------
                                          Basis of Ownership        Percentage
        Name and Address                  (Record/Beneficial)         Owned
================================================================================
Charles Schwab & Co., Inc.                   Beneficial                14.74%
Special Custody Account for
the Exclusive Benefit of
Customers
Attn: Mutual Funds
101 Montgomery St.
San Francisco, CA 94104-4122
--------------------------------------------------------------------------------
Connecticut General Life Ins.                Beneficial                 7.53%
c/o Carmen G. Rivera
One Commercial Plaza
280 Trumball St. H19-B
Hartford, CT 06103
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                          Basis of Ownership        Percentage
        Name and Address                  (Record/Beneficial)         Owned
================================================================================
FIIOC Agent                                  Beneficial                 5.71%
Employee Benefit Plans
100 Magellan Way KW1C
Covington, KY 41015-1987
--------------------------------------------------------------------------------
Nat'l Financial Services Corp.               Beneficial                 5.56%
The Exclusive Benefit of Cust
One World Financial Center
200 Liberty St., 5th Floor
Attn: Kate Recon
New York, NY 10281-5500
--------------------------------------------------------------------------------

INVESCO Endeavor Fund


--------------------------------------------------------------------------------
                                          Basis of Ownership        Percentage
        Name and Address                  (Record/Beneficial)         Owned
================================================================================
Charles Schwab & Co. Inc.                    Beneficial                19.26%
Special Custody Acct for the
Exclusive Benefit of Customers
Attn: Mutual Funds
101 Montgomery St.
San Francisco, CA 94104-4122
--------------------------------------------------------------------------------
Nat'l Financial Services Corp.               Beneficial                 5.79%
The Exclusive Benefit of Cust
One World Financial Center
200 Liberty St., 5th Floor
Attn: Kate -Recon
New York, NY 10281-5500
--------------------------------------------------------------------------------

Growth Fund


--------------------------------------------------------------------------------
                                          Basis of Ownership        Percentage
        Name and Address                  (Record/Beneficial)         Owned
================================================================================
Merrill Lynch                                Beneficial                11.67%
Security #97MN6
4800 Deerlake Drive East
Jacksonville, FL 322246-6486
--------------------------------------------------------------------------------
Charles Schwab & Co., Inc.                   Beneficial                 6.30%
Special Custody Account for
the Exclusive Benefit of
Customers
Attn: Mutual Funds
101 Montgomery St.
San Francisco, CA 94104-4122
--------------------------------------------------------------------------------
FIIOC Agent                                  Beneficial                 5.13%
Employee Benefit Plans
100 Magellan Way KWIC
Covington, KY 41015-1987
--------------------------------------------------------------------------------

Growth & Income Fund


--------------------------------------------------------------------------------
                                          Basis of Ownership        Percentage
        Name and Address                  (Record/Beneficial)         Owned
================================================================================
Charles Schwab & Co., Inc.                   Beneficial                12.69%
Special Custody Account for
the Exclusive Benefit of
Customers
Attn: Mutual Funds
101 Montgomery St.
San Francisco, CA 94104-4122
--------------------------------------------------------------------------------
BISYS Brokerage Services, Inc.               Beneficial                 6.59%
FBO AMVESCAP 401K Plan
P.O. Box 4054
Concord, CA 94524-4054
--------------------------------------------------------------------------------
Firstar Trust Co. TR                         Beneficial                 6.19%
City of Milwaukee
Deferred Compensation Plan
DTD 9/1/87
Lipper Advisory Svc.
777 E. Wisconsin Ave. Fl. 9
Milwaukee, WI 53202-5300
--------------------------------------------------------------------------------

Small Company Growth Fund


--------------------------------------------------------------------------------
                                          Basis of Ownership        Percentage
        Name and Address                  (Record/Beneficial)         Owned
================================================================================
Charles Schwab & Co., Inc.                   Beneficial                14.73%
Special Custody Acct for the
Exclusive Benefit of Customers
Attn: Mutual Funds
101 Montgomery St.
San Francisco, CA 94104-4122
--------------------------------------------------------------------------------
Connecticut General Life Ins.                Beneficial                 9.83%
c/o Carmon G. Rivera
One Commercial Plaza
280 Trumball St. H19-B
Hartford, CT 06103
--------------------------------------------------------------------------------
FIIOC Agent                                  Beneficial                 5.91%
Employee Benefit Plans
100 Magellan Way KW1C
Covington, KY 41015-1987
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                          Basis of Ownership        Percentage
        Name and Address                  (Record/Beneficial)         Owned
================================================================================
Principal Life                               Beneficial                 5.93%
P.O. Box 8704
1013 Centre Rd.
Wilmington, DE 19805-1265
--------------------------------------------------------------------------------
Citizens Bank TR                             Beneficial                 5.25%
332022
101 N. Washington Ave.
Saginaw, MI 48607-1206
--------------------------------------------------------------------------------

S&P 500 Index Fund


--------------------------------------------------------------------------------
                                          Basis of Ownership        Percentage
        Name and Address                  (Record/Beneficial)         Owned
================================================================================
Charles Schwab & Co., Inc.                   Beneficial                 6.21%
Special Custody Acct for the
Exclusive Benefit of Customers
Attn: Mutual Funds
101 Montgomery St.
San Francisco, CA 94104-4122
--------------------------------------------------------------------------------

Value Equity Fund


--------------------------------------------------------------------------------
                                          Basis of Ownership        Percentage
        Name and Address                  (Record/Beneficial)         Owned
================================================================================
Charles Schwab & Co., Inc.                   Beneficial                 8.57%
Special Custody Acct for the
Exclusive Benefit of Customers
Attn: Mutual Funds
101 Montgomery St.
San Francisco, CA 94104-4122
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                          Basis of Ownership        Percentage
        Name and Address                  (Record/Beneficial)         Owned
================================================================================
INVESCO Trust Company                        Beneficial                 7.67%
The Ritz Carlton
Hotel Company LLC
Special Reserve Plan DC
400 Colony Square Suite 2200
1201 Peachtree Street NE
Atlanta, GA 30361-6302
--------------------------------------------------------------------------------
INVESCO Trust Co. TR                         Beneficial                 7.05%
Carle Clinic Association
Profit Sharing Plan
602 West University Ave.
Urbana, IL 61801-2530
--------------------------------------------------------------------------------
Institutional Trust Co. TR                   Beneficial                 6.99%
Magellan Health Services
Retirement Savings Plan & Trust
401K
6950 Columbia Gateway Dr.
Columbia, MD 21046-2706
--------------------------------------------------------------------------------

Institutional Class
-------------------

Dynamics Fund


--------------------------------------------------------------------------------
                                          Basis of Ownership        Percentage
        Name and Address                  (Record/Beneficial)         Owned
================================================================================
William Jewell College                       Beneficial                88.14%
Attn: Sandra Hader
500 College HL
Liberty, MO 64068-1896
--------------------------------------------------------------------------------
First Union National Bank                    Beneficial                11.26%
Reinvested Account
1525 W. Wt. Harris Blvd #1151
Charlotte, NC 28288
--------------------------------------------------------------------------------

S&P 500 Index Fund


--------------------------------------------------------------------------------
                                          Basis of Ownership        Percentage
        Name and Address                  (Record/Beneficial)         Owned
================================================================================
INVESCO Trust Co. TR                         Beneficial                28.65%
REA Magnet Wire Company, Inc.
Executive Deferred Comp Plan
3600 East Pontiac Street
Fort Wayne, IN 46803-3804
--------------------------------------------------------------------------------
INVESCO Trust Co. TR                         Beneficial                17.56%
REA Magnet Wire Company, Inc.
Supplemental Exec Retirement
Plan
3600 East Pontiac Street
Fort Wayne, IN 46803-3804
--------------------------------------------------------------------------------
Morris Communications Corp.                  Beneficial                14.24%
Defined Benefit Pension Plan
For Collectively Bargained
Employ of Stouffer Communica-
tions, Inc.
P.O. Box 936
Augusta, GA 30903-0936
--------------------------------------------------------------------------------
Charles Schwab & Co. Inc.                    Beneficial                 8.15%
Special Custody Acct For The
Exclusive Benefit of Customers
Attn:  Mutual Funds
101 Montgomery St.
San Francisco, CA 94104-4122
--------------------------------------------------------------------------------
AMVESCAP Natl. TC Cust.                      Record                     5.56%
Brad L. Edgar
Doulos Ministries Inc.
403B Plan
2515 S Clayton St.
Denver, CO 80210-6114
--------------------------------------------------------------------------------
The Janco Partners Inc.                      Record                     5.28%
401K Roll-Over
Thomas Friedberg
1927 E. 4th Pl.
Denver, CO 80206-4108

Class C
-------
Dynamics Fund


--------------------------------------------------------------------------------
                                          Basis of Ownership        Percentage
        Name and Address                  (Record/Beneficial)         Owned
================================================================================
Bear Stearns Corp.                           Beneficial                24.56%
FBO 165-20945-14
1 Metrotech Center North
Brooklyn, NY 11201-3870
--------------------------------------------------------------------------------

INVESCO Endeavor Fund


--------------------------------------------------------------------------------
                                          Basis of Ownership        Percentage
        Name and Address                  (Record/Beneficial)         Owned
================================================================================
None
--------------------------------------------------------------------------------

Growth Fund


--------------------------------------------------------------------------------
                                          Basis of Ownership        Percentage
        Name and Address                  (Record/Beneficial)         Owned
================================================================================
None
--------------------------------------------------------------------------------

Growth & Income Fund


--------------------------------------------------------------------------------
                                          Basis of Ownership        Percentage
        Name and Address                  (Record/Beneficial)         Owned
================================================================================
None
--------------------------------------------------------------------------------

Small Company Growth Fund


--------------------------------------------------------------------------------
                                          Basis of Ownership        Percentage
        Name and Address                  (Record/Beneficial)         Owned
================================================================================
Guardian Equity Partners Ltd.                Record                    12.25%
A Partnership
6566 South Garfield Way
Littleton, CO 80121-3627
--------------------------------------------------------------------------------

Value Equity Fund


--------------------------------------------------------------------------------
                                          Basis of Ownership        Percentage
        Name and Address                  (Record/Beneficial)         Owned
================================================================================
Barre Hazelton LC                            Record                    15.22%
46 Central Rd.
Worchester Park Surrey
Kent County England KT4-8HY
--------------------------------------------------------------------------------
AMVESCAP Natl. TC Cust IRA R/O               Record                     6.06%
Richard N. McDaniel
1505 Forest Meadows Ct.
Bedford, TX 76021-3404
--------------------------------------------------------------------------------


Class K
-------

Dynamics Fund


--------------------------------------------------------------------------------
                                          Basis of Ownership        Percentage
        Name and Address                  (Record/Beneficial)         Owned
================================================================================
Saxon & Co.                                  Beneficial                94.15%
FBO 20-02-302-9912426
P.O Box 7780-1888
Philadelphia, PA 19182-0001
--------------------------------------------------------------------------------
Merrill Lynch                                Beneficial                 5.64%
Security #97MNG
4800 Dear Lake Drive East
Jacksonville, FL 32246-6486
--------------------------------------------------------------------------------

INVESCO Endeavor Fund


--------------------------------------------------------------------------------
                                          Basis of Ownership        Percentage
        Name and Address                  (Record/Beneficial)         Owned
================================================================================
INVESCO Funds Group, Inc.                    Record                    95.48%
Attn: Sheila Wendland
P.O. Box 173706
Denver, CO 80217-3706
--------------------------------------------------------------------------------

Growth Fund


--------------------------------------------------------------------------------
                                          Basis of Ownership        Percentage
        Name and Address                  (Record/Beneficial)         Owned
================================================================================
Saxon & Co.                                  Beneficial                98.35%
FBO 20-01-302-9912426
P.O Box 7780-1888
Philadelphia, PA 19182-0001
--------------------------------------------------------------------------------

Growth & Income Fund


--------------------------------------------------------------------------------
                                          Basis of Ownership        Percentage
        Name and Address                  (Record/Beneficial)         Owned
================================================================================
PFPC Brokerage Services                      Beneficial                69.38%
FBO American Skandia
211 S. Gulph Rd.
Kng of Prussa, PA 19406-3101
--------------------------------------------------------------------------------
Circle Trust Co. Cust                        Beneficial                12.13%
Management Recruiters of North
Oakland County 401(K) PS Plan
Metro Center
1 Station Pl.
Stamford, CT 06902-6800
--------------------------------------------------------------------------------
Circle Trust Co. Cust                        Benefical                  7.48%
Stratosphere Inc. 401K PSP
Metro Center One Station Place
Stamford, CT 06902
--------------------------------------------------------------------------------

Small Company Growth Fund


--------------------------------------------------------------------------------
                                          Basis of Ownership        Percentage
        Name and Address                  (Record/Beneficial)         Owned
================================================================================
None
--------------------------------------------------------------------------------

Value Equity Fund


--------------------------------------------------------------------------------
                                          Basis of Ownership        Percentage
        Name and Address                  (Record/Beneficial)         Owned
================================================================================
None
--------------------------------------------------------------------------------

As of November 8, 2001, officers and directors of the Company, as a group, beneficially owned less than 1% of each of the Fund's outstanding shares.

DISTRIBUTOR

INVESCO Distributors, Inc. ("IDI"), a wholly owned subsidiary of INVESCO, is the distributor of the Funds. IDI bears all expenses, including the cost of printing and distributing prospectuses, incident to marketing of the Funds' shares, except for such distribution expenses as are paid out of Fund assets under the Company's Plans of Distribution (collectively, the "Plans"), which have been adopted by each Fund pursuant to Rule 12b-1 under the 1940 Act.

INVESTOR CLASS. The Company has adopted a Master Distribution Plan and Agreement
- Investor Class (the "Investor Class Plan") with respect to Investor Class shares, which provides that the Investor Class shares of each Fund will make monthly payments to IDI computed at an annual rate no greater than 0.25% of average net assets attributable to Investor Class shares. These payments permit IDI, at its discretion, to engage in certain activities and provide services in connection with the distribution of a Fund's Investor Class shares to investors. Payments by a Fund under the Investor Class Plan, for any month, may be made to compensate IDI for permissible activities engaged in and services provided.

CLASS C. The Company has adopted a Master Distribution Plan and Agreement - Class C pursuant to Rule 12b-1 under the 1940 Act relating to the Class C shares of the Funds (the "Class C Plan"). Under the Class C Plan, Class C shares of the Funds pay compensation to IDI at an annual rate of 1.00% per annum of the average daily net assets attributable to Class C shares for the purpose of financing any activity which is primarily intended to result in the sale of Class C shares.

The Class C Plan is designed to compensate IDI for certain promotional and other sales-related costs, and to implement a dealer incentive program which provides for periodic payments to selected dealers who furnish continuing personal shareholder services to their customers who purchase and own Class C shares of a Fund. Payments can also be directed by IDI to selected institutions that have entered into service agreements with respect to Class C shares of each Fund and that provide continuing personal services to their customers who own such Class C shares of a Fund.

Of the aggregate amount payable under the Class C Plan, payments to dealers and other financial institutions that provide continuing personal shareholder services to their customers who purchase and own Class C shares of a Fund, in amounts of up to 0.25% of the average daily net assets of the Class C shares of the Fund attributable to the customers of such dealers or financial institutions are characterized as a service fee. Payment to dealers and other financial institutions in excess of such amount and payments to IDI would be characterized as an asset-based sales charge pursuant to the Class C Plan. The Class C Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Company with respect to the Class C shares of a Fund.

IDI may pay sales commissions to dealers and institutions that sell Class C shares of the Funds at the time of such sales. Payments with respect to Class C shares will equal 1.00% of the purchase price of the Class C shares sold by the dealer or institution, and will consist of a sales commission of 0.75% of the purchase price of the Class C shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. IDI will retain all payments received by it relating to Class C shares for the first thirteen months after they are purchased. The portion of the payments to IDI under the Class C Plan which constitutes an asset-based sales charge (0.75%) is intended in part to permit IDI to recoup a portion of on-going sales commissions to dealers plus financing costs, if any. After the first thirteen months year, IDI will make such payments quarterly to dealers and institutions based on the average net asset value of Class C shares which are attributable to shareholders for whom the dealers and institutions are designated as dealers of record. These commissions are not paid on sales to investors who may not be subject to payment of the CDSC and in circumstances where IDI grants an exemption on particular transactions. Should the dealer or institution elect to waive the sales commission, the 12b-1 fee will begin to be paid by IDI to the dealer or institution immediately.

CLASS K. The Company has adopted a Master Distribution Plan and Agreement - Class K pursuant to Rule 12b-1 under the 1940 Act relating to Class K shares (the "Class K Plan"). Under the Class K Plan, Class K shares of the Funds pay compensation to IDI at an annual rate of 0.45% of average net assets attributable to Class K shares for the purpose of financing any activity which is primarily intended to result in the sale of Class K shares. The Class K Plan is designed to compensate IDI for certain promotional and other sales-related costs, and to implement a dealer incentive program which provides for periodic payments to selected dealers who furnish continuing personal shareholder services to their customers who purchase and own Class K shares of a Fund. Payments can also be directed by IDI to selected institutions that have entered into service agreements with respect to Class K shares of each Fund and that provide continuing personal services to their customers who own such Class K shares of a Fund.

Of the aggregate amount payable under the Class K Plan, payments to dealers and other financial institutions that provide continuing personal shareholder services to their customers who purchase and own Class K shares of a Fund may be characterized as a service fee.

ALL PLANS. Activities appropriate for financing under the Plans include, but are not limited to, the following: printing of prospectuses and statements of additional information and reports for other than existing shareholders; preparation and distribution of advertising material and sales literature; expenses of organizing and conducting sales seminars; and supplemental payments to dealers and other institutions such as asset-based sales charges or as payments of service fees under shareholder service arrangements.

A significant expenditure under the Plans is compensation paid to securities companies and other financial institutions and organizations, which may include INVESCO-affiliated companies, in order to obtain various distribution-related and/or administrative services for the Funds. Each Fund is authorized by a Plan to use its assets to finance the payments made to obtain those services from selected securities companies and other financial institutions and organizations which may enter into agreements with IDI. Payments will be made by IDI to broker-dealers who sell shares of a Fund and may be made to banks, savings and loan associations and other depository institutions. Although the Glass-Steagall Act limits the ability of certain banks to act as underwriters of mutual fund shares, INVESCO does not believe that these limitations would affect the ability of such banks to enter into arrangements with IDI, but can give no assurance in this regard. However, to the extent it is determined otherwise in the future, arrangements with banks might have to be modified or terminated, and, in that case, the size of the Funds possibly could decrease to the extent that the banks would no longer invest customer assets in the Funds. Neither the Company nor its investment adviser will give any preference to banks or other depository institutions which enter into such arrangements when selecting investments to be made by a Fund. Financial institutions and any other person entitled to receive compensation for selling Fund shares may receive different compensation for selling shares of one particular class instead of another.

The Funds made payments to IDI under the Investor Class, Class C and Class K Plans during the fiscal year ended July 31, 2001 in the following amounts:

FUND                    INVESTOR CLASS       CLASS C         CLASS K

Dynamics Fund              $19,965,591      $185,872              $2
INVESCO Endeavor Fund          775,639        36,052               2
Growth Fund                  4,629,234        88,056               6
Growth & Income Fund           417,190        20,661               3
Small Company Growth Fund    3,710,121        23,759             N/A(1)
S&P 500 Index Fund             254,123           N/A(2)          N/A(3)
Value Equity Fund              584,289         6,554             N/A(1)

In addition, as of the fiscal year ended July 31, 2001 the following additional distribution accruals had been incurred by the Fund and will be paid during the fiscal year ended July 31, 2002:

FUND                    INVESTOR CLASS       CLASS C         CLASS K

Dynamics Fund               $1,352,143       $22,169              $2
INVESCO Endeavor Fund           34,333         2,331               0
Growth Fund                    259,659         7,612               2
Growth & Income Fund            18,691         1,722               4
Small Company Growth Fund      283,718         1,739             N/A(1)
S&P 500 Index Fund              23,754           N/A(2)          N/A(3)
Value Equity Fund               41,578           789             N/A(1)

(1) Class K shares were not offered during the fiscal year ended July 31, 2001.
(2) Class C shares are not available.
(3) Class K shares are not available.

For the fiscal year ended July 31, 2001, allocation of 12b-1 amounts paid by the Funds for the following categories of expenses were:

DYNAMICS FUND                            INVESTOR CLASS       CLASS C         CLASS K

Advertising                                 $2,848,210          $  0              $0
Sales literature, printing, and postage     $1,548,241          $  0              $0
Public Relations/Promotion                  $1,237,287          $  0              $0
Compensation to securities dealers
  and other organizations                   $10,903,489     $185,872              $2
Marketing personnel                         $3,428,364          $  0              $0

INVESCO ENDEAVOR FUND

Advertising                                 $137,603          $  0              $0
Sales literature, printing, and postage      $81,263          $  0              $0
Public Relations/Promotion                   $64,139          $  0              $0
Compensation to securities dealers
  and other organizations                   $312,204       $36,052              $2
Marketing personnel                         $180,430          $  0              $0

GROWTH FUND

Advertising                                 $948,906           $ 0              $0
Sales literature, printing, and postage     $447,775           $ 0              $0
Public Relations/Promotion                  $390,368           $ 0              $0
Compensation to securities dealers
  and other organizations                 $1,762,298       $88,056              $6
Marketing personnel                       $1,079,887           $ 0              $0

GROWTH & INCOME FUND

Advertising                                 $103,820           $ 0              $0
Sales literature, printing, and postage      $52,876           $ 0              $0
Public Relations/Promotion                   $28,824           $ 0              $0
Compensation to securities dealers
  and other organizations                   $150,109       $20,661              $3
Marketing personnel                          $81,561           $ 0              $0

SMALL COMPANY GROWTH FUND

Advertising                                 $459,554           $ 0              $0(1)
Sales literature, printing, and postage     $329,981           $ 0              $0(1)
Public Relations/Promotion                  $256,891           $ 0              $0(1)
Compensation to securities dealers
  and other organizations                 $1,960,536       $23,759              $0(1)
Marketing personnel                         $703,159           $ 0              $0(1)

S&P 500 INDEX FUND

Advertising                                 $45,687           N/A(2)          N/A(3)
Sales literature, printing, and postage     $26,468           N/A(2)          N/A(3)
Public Relations/Promotion                  $24,518           N/A(2)          N/A(3)
Compensation to securities dealers
  and other organizations                   $91,125           N/A(2)          N/A(3)
Marketing personnel                         $66,325           N/A(2)          N/A(3)

VALUE EQUITY FUND

Advertising                                 $70,087           $ 0              $0(1)
Sales literature, printing, and postage     $41,952           $ 0              $0(1)
Public Relations/Promotion                  $38,462           $ 0              $0(1)
Compensation to securities dealers
  and other organizations                  $325,565        $6,554              $0(1)
Marketing personnel                        $108,223           $ 0              $0(1)

(1) Class K shares were not offered during the fiscal year ended July 31, 2001.
(2) Class C shares are not available.
(3) Class K shares are not available.

The services which are provided by securities dealers and other organizations may vary by dealer but include, among other things, processing new shareholder account applications, preparing and transmitting to the Company's Transfer Agent computer-processable tapes of all Fund transactions by customers, serving as the primary source of information to customers in answering questions concerning the Funds, and assisting in other customer transactions with the Funds.

The Plans provide that they shall continue in effect with respect to each Fund as long as such continuance is approved at least annually by the vote of the board of directors of the Company cast in person at a meeting called for the purpose of voting on such continuance, including the vote of a majority of the Independent Directors. A Plan can be terminated at any time by a Fund, without penalty, if a majority of the Independent Directors, or shareholders of the relevant class of shares of the Fund, vote to terminate a Plan. The Company may, in its absolute discretion, suspend, discontinue or limit the offering of its shares at any time. In determining whether any such action should be taken, the board of directors intends to consider all relevant factors including, without limitation, the size of a Fund, the investment climate for a Fund, general market conditions, and the volume of sales and redemptions of a Fund's shares. The Plans may continue in effect and payments may be made under a Plan following any temporary suspension or limitation of the offering of Fund shares; however, the Company is not contractually obligated to continue a Plan for any particular period of time. Suspension of the offering of a Fund's shares would not, of course, affect a shareholder's ability to redeem his or her shares.

So long as the Plans are in effect, the selection and nomination of persons to serve as Independent Directors of the Company shall be committed to the Independent Directors then in office at the time of such selection or nomination. The Plans may not be amended to increase the amount of a Fund's payments under a Plan without approval of the shareholders of that Fund's respective class of shares, and all material amendments to a Plan must be approved by the board of directors of the Company, including a majority of the Independent Directors. Under the agreement implementing the Plans, IDI or a Fund, the latter by vote of a majority of the Independent Directors, or a majority of the holders of the relevant class of a Fund's outstanding voting securities, may terminate such agreement without penalty upon 30 days' written notice to the other party. No further payments will be made by a Fund under a Plan in the event of its termination.

To the extent that a Plan constitutes a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act, it shall remain in effect as such, so as to authorize the use of Fund assets in the amounts and for the purposes set forth therein, notwithstanding the occurrence of an assignment, as defined by the 1940 Act, and rules thereunder. To the extent it constitutes an agreement pursuant to a plan, a Fund's obligation to make payments to IDI shall terminate automatically, in the event of such "assignment." In this event, a Fund may continue to make payments pursuant to a Plan only upon the approval of new arrangements regarding the use of the amounts authorized to be paid by a Fund under a Plan. Such new arrangements must be approved by the directors, including a majority of the Independent Directors, by a vote cast in person at a meeting called for such purpose. These new arrangements might or might not be with IDI.

On a quarterly basis, the directors review information about the distribution services that have been provided to each Fund and the 12b-1 fees paid for such services. On an annual basis, the directors consider whether a Plan should be continued and, if so, whether any amendment to the Plan, including changes in the amount of 12b-1 fees paid by each class of a Fund, should be made.

The only Company directors and interested persons, as that term is defined in
Section 2(a)(19) of the 1940 Act, who have a direct or indirect financial interest in the operation of the Plans are the officers and directors of the Company who are also officers either of IDI or other companies affiliated with IDI. The benefits which the Company believes will be reasonably likely to flow to a Fund and its shareholders under the Plans include the following:

   o Enhanced marketing efforts, if successful, should result in an increase in net assets through the sale of additional shares and afford greater resources with which to pursue the investment objectives of the Funds;

   o The sale of additional shares reduces the likelihood that redemption of shares will require the liquidation of securities of the Funds in amounts and at times that are disadvantageous for investment purposes; and

   o Increased Fund assets may result in reducing each investor's share of certain expenses through economies of scale (e.g., exceeding established breakpoints in an advisory fee schedule and allocating fixed expenses over a larger asset base), thereby partially offsetting the costs of a Plan.

The positive effect which increased Fund assets will have on INVESCO's revenues could allow INVESCO and its affiliated companies:

   o To have greater resources to make the financial commitments necessary to improve the quality and level of the Funds' shareholder services (in both systems and personnel);

   o To increase the number and type of mutual funds available to investors from INVESCO and its affiliated companies (and support them in their infancy), and thereby expand the investment choices available to all shareholders; and

   o To acquire and retain talented employees who desire to be associated with a growing organization.

DEALER CONCESSIONS

IDI may pay sales commissions to dealers and institutions that sell Class C shares of the Funds at the time of such sales. Payments with respect to Class C shares will equal 1.00% of the purchase price of the Class C shares sold by the dealer or institution, and will consist of a sales commission of 0.75% of the purchase price of the Class C shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. IDI will retain all payments received by it relating to Class C shares for the first thirteen months after they are purchased. The portion of the payments to IDI under the Class C Plan which constitutes an asset-based sales charge (0.75%) is intended in part to permit IDI to recoup a portion of on-going sales commissions to dealers plus financing costs, if any. After the first thirteen months, IDI will make such payments quarterly to dealers and institutions based on the average net asset values of Class C shares which are attributable to shareholders for whom the dealers and institutions are designated as dealers of record. These commissions are not paid on sales to investors who may not be subject to payment of the CDSC and in circumstances where IDI grants an exemption on particular transactions. Should the dealer or institution elect to waive the sales commission, the 12b-1 fee will begin to be paid by IDI to the dealer or institution immediately.

IDI may pay sales commissions to dealers and institutions that sell Class K shares of the Funds at the time of such sales. Payments with respect to Class K shares will equal 0.45% of the purchase price of the Class K shares sold by the dealer or institution.

CONTINGENT DEFERRED SALES CHARGE EXCEPTIONS (CLASS C)

In addition to the exceptions described in the Class C Prospectuses, CDSCs will not apply to the following:

   o Redemptions following the death or post-purchase disability of (1) any registered shareholders on an account or (2) a settlor of a living trust, of shares held in the account at the time of death or initial determination of post-purchase disability;

   o Certain distributions from individual retirement accounts, Section 403(b) retirement plans, Section 457 deferred compensation plans and Section 401 qualified plans, where redemptions result from (i) required minimum distributions to plan participants or beneficiaries who are age 70-1/2 or older, and only with respect to that portion of such distributions that does not exceed 10% annually of the participant's or beneficiary's account value in a Fund; (ii) in kind transfers of assets where the participant or beneficiary notifies the distributor of the transfer not later than the time the transfer occurs; (iii) tax-free rollovers or transfers of assets to another plan of the type described above invested in Class C shares of a Fund; (iv) tax-free returns of excess contributions or returns of excess deferral amounts; and (v) distributions on the death or disability (as defined in the Internal Revenue Code of 1986, as amended) of the participant or beneficiary;

   o Liquidation by a Fund when the account value falls below the minimum required account size of $250;

   o Investment account(s) of INVESCO; and

   o If the investor's dealer of record notifies IDI prior to the time of investment that the dealer waives the payment otherwise payable to him.

OTHER SERVICE PROVIDERS

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP, 1670 Broadway, Suite 1000, Denver, Colorado, are the independent accountants of the Company. The independent accountants are responsible for auditing the financial statements of the Funds.

CUSTODIAN

State Street Bank and Trust Company, P.O. Box 351, Boston, Massachusetts, is the custodian of the cash and investment securities of the Company. The custodian is also responsible for, among other things, receipt and delivery of each Fund's investment securities in accordance with procedures and conditions specified in the custody agreement with the Company. The custodian is authorized to establish separate accounts in foreign countries and to cause foreign securities owned by the Funds to be held outside the United States in branches of U.S. banks and, to the extent permitted by applicable regulations, in certain foreign banks and securities depositories.

TRANSFER AGENT

INVESCO, 4350 South Monaco Street, Denver, Colorado, is the Company's transfer agent, registrar, and dividend disbursing agent. Services provided by INVESCO include the issuance, cancellation and transfer of shares of the Funds, and the maintenance of records regarding the ownership of such shares.

LEGAL COUNSEL

The firm of Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., 2nd Floor, Washington, D.C., is legal counsel for the Company. The firm of Moye, Giles, O'Keefe, Vermeire & Gorrell LLP, 1225 17th Street, Suite 2900, Denver, Colorado, acts as special counsel to the Company.

BROKERAGE ALLOCATION AND OTHER PRACTICES

As the investment adviser to the Funds, INVESCO places orders for the purchase and sale of securities with broker-dealers based upon an evaluation of the financial responsibility of the broker-dealers and the ability of the broker-dealers to effect transactions at the best available prices.

While INVESCO seeks reasonably competitive commission rates, the Funds do not necessarily pay the lowest commission or spread available. INVESCO is permitted to, and does, consider qualitative factors in addition to price in the selection of brokers. Among other things, INVESCO considers the quality of executions obtained on a Fund's portfolio transactions, viewed in terms of the size of transactions, prevailing market conditions in the security purchased or sold, and general economic and market conditions. INVESCO has found that a broker's consistent ability to execute transactions is at least as important as the price the broker charges for those services.

In seeking to ensure that the commissions charged a Fund are consistent with prevailing and reasonable commissions, INVESCO monitors brokerage industry practices and commissions charged by broker-dealers on transactions effected for other institutional investors like the Funds.

Consistent with the standard of seeking to obtain favorable execution on portfolio transactions, INVESCO may select brokers that provide research services to INVESCO and the Company, as well as other INVESCO mutual funds and other accounts managed by INVESCO. Research services include statistical and analytical reports relating to issuers, industries, securities and economic factors and trends, which may be of assistance or value to INVESCO in making informed investment decisions. Research services prepared and furnished by brokers through which a Fund effects securities transactions may be used by INVESCO in servicing all of its accounts and not all such services may be used by INVESCO in connection with a particular Fund. Conversely, a Fund receives benefits of research acquired through the brokerage transactions of other clients of INVESCO.

In order to obtain reliable trade execution and research services, INVESCO may utilize brokers that charge higher commissions than other brokers would charge for the same transaction. This practice is known as "paying up." However, even when paying up, INVESCO is obligated to obtain favorable execution of a Fund's transactions.

Portfolio transactions also may be effected through broker-dealers that recommend the Funds to their clients, or that act as agent in the purchase of a Fund's shares for their clients. When a number of broker-dealers can provide comparable best price and execution on a particular transaction, INVESCO may consider the sale of a Fund's shares by a broker-dealer in selecting among qualified broker-dealers.

Certain of the INVESCO Funds utilize fund brokerage commissions to pay custody fees for each respective fund. This program requires that the participating funds receive favorable execution.

The aggregate dollar amount of brokerage commissions and underwriting discounts paid by each Fund for the periods outlined in the table below were:

DYNAMICS FUND
      Year Ended July 31, 2001                           $18,119,186
      Year Ended July 31, 2000                            18,089,268
      Period Ended July 31, 1999(1)                        3,309,214
      Year Ended April 30, 1999                            7,689,483

INVESCO ENDEAVOR FUND
      Year Ended July 31, 2001                           $ 1,624,032
      Year Ended July 31, 2000                             1,196,929
      Period Ended July 31, 1999(1)                        1,463,690
      Period Ended April 30, 1999(2)                         466,439

GROWTH FUND
      Year Ended July 31, 2001                           $ 6,871,900
      Year Ended July 31, 2000                             5,471,892
      Period Ended July 31, 1999(3)                        3,975,896
      Year Ended August 31, 1998                           2,574,626

GROWTH & INCOME FUND
      Year Ended July 31, 2001                           $   776,374
      Year Ended July 31, 2000                             1,281,704
      Period Ended July 31, 1999(1)                          165,787
      Period Ended April 30, 1999(4)                         438,309

SMALL COMPANY GROWTH FUND
      Year Ended July 31, 2001                           $ 8,985,855
      Year Ended July 31, 2000                             9,922,290
      Period Ended July 31, 1999(5)                        1,414,200
      Year Ended May 31, 1998                              3,319,634

S&P 500 INDEX FUND
      Year Ended July 31, 2001                           $    55,448
      Year Ended July 31, 2000                                19,584
      Year Ended July 31, 1999                                18,707

VALUE EQUITY FUND
      Year Ended July 31, 2001                           $   580,074
      Year Ended July 31, 2000                               359,240
      Period Ended July 31, 1999(3)                          272,645
      Year Ended August 31, 1998                             194,473

(1) From May 1, 1999 to July 31, 1999
(2) From October 28, 1998 (commencement of operations) to April 30, 1999
(3) From September 1, 1998 to July 31, 1999
(4) From July 1, 1998 (commencement of operations) to April 30, 1999
(5) From June 1, 1999 to July 31, 1999

For the fiscal years ended July 31, 2001, 2000 and 1999, brokers providing research services received $22,373,410, $20,871,036 and $4,728,050, respectively, in commissions on portfolio transactions effected for the Funds. The aggregate dollar amount of such portfolio transactions was $13,518,997,609, $16,291,940,256, and $3,773,902,315, respectively. Commissions totaling $967,415, $369,835, and $206,673, respectively, were allocated to certain brokers in recognition of their sales of shares of the Funds on portfolio transactions of the Funds effected during the fiscal years ended July 31, 2001, 2000 and 1999, respectively.

At July 31, 2001, each Fund held debt and equity securities of its regular brokers or dealers, or their parents, as follows:

--------------------------------------------------------------------------------
                                                          Value of Securities
Fund                    Broker or Dealer                  at  July 31, 2001
================================================================================

Dynamics
American Express Credit Corporation                         $100,000,000
Bear Stearns Companies Incorporated                         $ 54,591,220
Citicorp                                                    $ 50,000,000
General Electric Capital Corporation                        $ 50,000,000
UBS Finance Delaware LLC                                    $ 50,000,000
--------------------------------------------------------------------------------
INVESCO Endeavor
Citigroup Incorporated                                      $  3,630,434
Morgan Stanley Dean Witter & Company                        $  2,269,272
State Street Bank & Trust                                   $  2,097,000
Goldman Sachs Group, Incorporated                           $  1,646,568
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                          Value of Securities
Fund                    Broker or Dealer                  at  July 31, 2001
================================================================================
Growth
Citigroup Incorporated                                      $ 36,693,016
Merrill Lynch & Company Incorporated                        $ 21,105,326
Goldman Sachs Group, Incorporated                           $ 12,299,364
JP Morgan Chase & Company                                   $  9,144,960
--------------------------------------------------------------------------------
Growth & Income
General Electric Company                                    $  4,239,075
Citigroup Incorporated                                      $  3,424,121
Merrill Lynch & Company Incorporated                        $  1,719,408
--------------------------------------------------------------------------------
Small Company Growth
Citicorp                                                    $ 50,000,000
UBS Finance Delaware LLC                                    $ 50,000,000
American Express Credit Corp.                               $ 40,000,000
State Street Bank & Trust                                   $  2,286,000
--------------------------------------------------------------------------------
S&P 500 Index
General Electric Company                                    $  4,469,494
State Street Bank & Trust                                   $  3,374,000
Citigroup Incorporated                                      $  2,611,322
JP Morgan Chase & Company                                   $    877,780
Morgan Stanley Dean Witter & Company                        $    686,614
American Express Company                                    $    553,126
Merrill Lynch & Company Incorporated                        $    468,525
Household International Incorporated                        $    315,010
American General Corporation                                $    236,800
State Street Corporation                                    $    183,463
Bear Stearns Company Incorporated                           $     55,242
--------------------------------------------------------------------------------
Value Equity
State Street Bank & Trust                                   $ 11,425,000
Citigroup Incorporated                                      $  7,788,876
General Electric Company                                    $  5,220,000
Morgan Stanley Dean Witter & Company                        $  2,991,000
JP Morgan Chase & Company                                   $  2,836,150
Household International Incorporated                        $  2,651,600
--------------------------------------------------------------------------------

Neither INVESCO nor any affiliate of INVESCO receives any brokerage commissions on portfolio transactions effected on behalf of the Funds, and there is no affiliation between INVESCO or any person affiliated with INVESCO or the Funds and any broker-dealer that executes transactions for the Funds.

CAPITAL STOCK

The Company is authorized to issue up to six billion shares of common stock with a par value of $0.01 per share. As of October 31, 2001, the following shares of each Fund were outstanding:

      Dynamics Fund - Investor Class                   371,696,349
      Dynamics Fund - Institutional Class                  681,123
      Dynamics Fund - Class C                            1,348,426
      Dynamics Fund - Class K                            1,173,533
      INVESCO  Endeavor Fund - Investor Class           13,810,099
      INVESCO Endeavor Fund - Class C                      206,697
      INVESCO Endeavor Fund - Class K                           58
      Growth Fund - Investor Class                     398,946,108
      Growth Fund - Class C                              2,901,601
      Growth Fund - Class K                                861,557
      Growth & Income Fund - Investor Class              8,383,888
      Growth & Income Fund - Class C                       200,915
      Growth & Income Fund - Class K                         1,340
      Small Company Growth Fund - Investor Class       105,587,919
      Small Company Growth Fund - Class C                  167,132
      Small Company Growth Fund - Class K                        0
      S&P 500 Index Fund - Investor Class               10,699,479
      S&P 500 Index Fund - Institutional Class              34,589
      Value Equity Fund - Investor Class                 9,196,620
      Value Equity Fund - Class C                           59,592
      Value Equity Fund - Class K                                0

A share of each class of a Fund represents an identical interest in that Fund's investment portfolio and has the same rights, privileges and preferences. However, each class may differ with respect to sales charges, if any, distribution and/or service fees, if any, other expenses allocable exclusively to each class, voting rights on matters exclusively affecting that class, and its exchange privilege, if any. The different sales charges and other expenses applicable to the different classes of shares of the Funds will affect the performance of those classes. Each share of a Fund is entitled to participate equally in dividends for that class, other distributions and the proceeds of any liquidation of a class of that Fund. However, due to the differing expenses of the classes, dividends and liquidation proceeds on Institutional Class, Investor Class, Class C and Class K shares will differ. All shares of a Fund will be voted together, except that only the shareholders of a particular class of a Fund may vote on matters exclusively affecting that class, such as the terms of a Rule 12b-1 Plan as it relates to the class. All shares issued and outstanding are, and all shares offered hereby when issued will be, fully paid and nonassessable. The board of directors has the authority to designate additional classes of common stock without seeking the approval of shareholders and may classify and reclassify any authorized but unissued shares.

Shares have no preemptive rights and are freely transferable on the books of each Fund.

All shares of the Company have equal voting rights based on one vote for each share owned. The Company is not generally required and does not expect to hold regular annual meetings of shareholders. However, when requested to do so in writing by the holders of 10% or more of the outstanding shares of the Company or as may be required by applicable law or the Company's Articles of Incorporation, the board of directors will call special meetings of shareholders.

Directors may be removed by action of the holders of a majority of the outstanding shares of the Company. The Funds will assist shareholders in communicating with other shareholders as required by the 1940 Act.

Fund shares have noncumulative voting rights, which means that the holders of a majority of the shares of the Company voting for the election of directors of the Company can elect 100% of the directors if they choose to do so. If that occurs, the holders of the remaining shares voting for the election of directors will not be able to elect any person or persons to the board of directors.

Directors may be removed by action of the holders of a majority of the outstanding shares of the Company.

TAX CONSEQUENCES OF OWNING SHARES OF A FUND

Each Fund intends to continue to conduct its business and satisfy the applicable diversification of assets, distribution and source of income requirements to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. Each Fund qualified as a regulated investment company and intends to continue to qualify during its current fiscal year. It is the policy of each Fund to distribute all investment company taxable income and net capital gains. As a result of this policy and the Funds' qualification as regulated investment companies, it is anticipated that none of the Funds will pay federal income or excise taxes and that all of the Funds will be accorded conduit or "pass through" treatment for federal income tax purposes. Therefore, any taxes that a Fund would ordinarily owe are paid by its shareholders on a pro-rata basis. If a Fund does not distribute all of its net investment income or net capital gains, it will be subject to income and excise taxes on the amount that is not distributed. If a Fund does not qualify as a regulated investment company, it will be subject to income tax on its net investment income and net capital gains at the corporate tax rates.

Dividends paid by a Fund from net investment income as well as distributions of net realized short-term capital gains and net realized gains from certain foreign currency transactions are taxable for federal income tax purposes as ordinary income to shareholders. After the end of each calendar year, the Funds send shareholders information regarding the amount and character of dividends paid in the year, including the dividends eligible for the dividends-received deduction for corporations. Dividends eligible for the dividends-received deduction will be limited to the aggregate amount of qualifying dividends that a Fund derives from its portfolio investments.

A Fund realizes a capital gain or loss when it sells a portfolio security for more or less than it paid for that security. Capital gains and losses are divided into short-term and long-term, depending on how long the Fund held the security which gave rise to the gain or loss. If the security was held one year or less the gain or loss is considered short-term, while holding a security for more than one year will generate a long-term gain or loss. A capital gain distribution consists of long-term capital gains which are taxed at the capital gains rate. Short-term capital gains are included with income from dividends and interest as ordinary income and are paid to shareholders as dividends, as discussed above. If total long-term gains on sales exceed total short-term losses, including any losses carried forward from previous years, a Fund will have a net capital gain. Distributions by a Fund of net capital gains are, for federal income tax purposes, taxable to the shareholder as a long-term capital gain regardless of how long a shareholder has held shares of the particular Fund. Such distributions are not eligible for the dividends-received deduction. After the end of each calendar year, the Funds send information to shareholders regarding the amount and character of distributions paid during the year.

All dividends and other distributions are taxable income to the shareholder, regardless of whether such dividends and distributions are reinvested in additional shares or paid in cash. If the net asset value of a Fund's shares should be reduced below a shareholder's cost as a result of a distribution, such distribution would be taxable to the shareholder although a portion would be a return of invested capital. The net asset value of shares of a Fund reflects accrued net investment income and undistributed realized capital and foreign currency gains; therefore, when a distribution is declared, the net asset value is reduced by the amount of the distribution. If shares of a Fund are purchased shortly before a distribution, the full price for the shares will be paid and some portion of the price may then be returned to the shareholder as a taxable dividend or capital gain. However, the net asset value per share will be reduced by the amount of the distribution. If a shareholder reinvests the distribution in the Fund, the shareholder's basis in the Fund increases by the amount of the distribution and the value of the Fund's investment is unchanged by the distribution.

If it invests in foreign securities, a Fund may be subject to the withholding of foreign taxes on dividends or interest it receives on foreign securities. Foreign taxes withheld will be treated as an expense of the Fund unless the Fund meets the qualifications and makes the election to enable it to pass these taxes through to shareholders for use by them as a foreign tax credit or deduction. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

A Fund may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is a foreign corporation that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average value of at least 50% of its assets produce, or are held for the production of, passive income. Each Fund intends to "mark-to-market" its stock in any PFIC. In this context, "marking-to-market" means including in ordinary income for each taxable year the excess, if any, of the fair market value of the PFIC stock over the Fund's adjusted basis in the PFIC stock as of the end of the year. In certain circumstances, a Fund will also be allowed to deduct from ordinary income the excess, if any, of its adjusted basis in PFIC stock over the fair market value of the PFIC stock as of the end of the year. The deduction will only be allowed to the extent of any PFIC mark-to-market gains recognized as ordinary income in prior years. A Fund's adjusted tax basis in each PFIC stock for which it makes this election will be adjusted to reflect the amount of income included or deduction taken under the election.

Gains or losses (1) from the disposition of foreign currencies, (2) from the disposition of debt securities denominated in foreign currencies that are attributable to fluctuations in the value of the foreign currency between the date of acquisition of each security and the date of disposition, and (3) that are attributable to fluctuations in exchange rates that occur between the time a Fund accrues interest, dividends or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects the receivables or pays the liabilities, generally will be treated as ordinary income or loss. These gains or losses may increase or decrease the amount of a Fund's investment company taxable income to be distributed to its shareholders.

INVESCO may provide Fund shareholders with information concerning the average cost basis of their shares in order to help them prepare their tax returns. This information is intended as a convenience to shareholders and will not be reported to the Internal Revenue Service (the "IRS"). The IRS permits the use of several methods to determine the cost basis of mutual fund shares. The cost basis information provided by INVESCO will be computed using the single-category average cost method, although neither INVESCO nor the Funds recommend any particular method of determining cost basis. Other methods may result in different tax consequences. If you have reported gains or losses for a Fund in past years, you must continue to use the method previously used, unless you apply to the IRS for permission to change methods. Even if you have reported gains or losses for a Fund in past years using another basis method, you may be able to use the average cost method for determining gains or losses in the current year. However, once you have elected to use the average cost method, you must continue to use it unless you apply to the IRS for permission to change methods.

If you sell Fund shares at a loss after holding them for six months or less, your loss will be treated as long-term (instead of short-term) capital loss to the extent of any capital gain distributions that you may have received on those shares.

Each Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and its net capital gains for the one-year period ending on October 31 of that year, plus certain other amounts. You should consult your own tax adviser regarding specific questions as to federal, state and local taxes. Dividends and capital gain distributions will generally be subject to applicable state and local taxes. Qualification as a regulated investment company under the Internal Revenue Code of 1986, as amended, for income tax purposes does not entail government supervision of management or investment policies.

PERFORMANCE

To keep shareholders and potential investors informed, INVESCO will occasionally advertise the Funds' total return for one-, five-, and ten-year periods (or since inception). Most advertisements of the Funds will disclose the contingent deferred sales charge imposed on applicable redemptions of the Fund's shares. If any advertised performance data does not reflect the contingent deferred sales charge, such advertisement will disclose that the contingent deferred sales charge has not been deducted in computing the performance data, and that, if reflected, such charge would reduce the performance quoted.

A fund's total return is calculated in accordance with a standardized formula for computation of annualized total return. Standardized total return for Class C shares reflects the deduction of the maximum applicable contingent deferred sales charge on a redemption of shares held for the period. Total returns quoted in advertising reflect all aspects of the Fund's return, including the effect of reinvesting dividends and capital gain distributions, and any change in the Fund's net asset value per share over the period. Average annual returns are calculated by determining the growth or decline in value of a hypothetical investment in a Fund over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. Because average annual returns tend to even out variations in a Fund's returns, investors should realize that the Fund's performance is not constant over time, but changes from year to year, and that average annual returns do not represent the actual year-to-year performance of the Fund.

In addition to average annual returns, a Fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Cumulative total return shows the actual rate of return on an investment for the period cited; average annual total return represents the average annual percentage change in the value of an investment. Both cumulative and average annual total returns tend to "smooth out" fluctuations in a Fund's investment results, because they do not show the interim variations in performance over the periods cited. Total returns may be quoted with or without taking a Fund's Class C contingent deferred sales charge into account. Excluding this charge from a total return calculation produces a higher total return figure. More information about the Funds' recent and historical performance is contained in the Company's Annual Report to Shareholders. You can get a free copy by calling or writing to INVESCO using the telephone number or address on the back cover of the Funds' Prospectuses.

When we quote mutual fund rankings published by Lipper Inc., we may compare a Fund to others in its appropriate Lipper category, as well as the broad-based Lipper general fund groupings. These rankings allow you to compare a Fund to its peers. Other independent financial media also produce performance- or service-related comparisons, which you may see in our promotional materials.

Performance figures are based on historical earnings and are not intended to suggest future performance.

Average annual total return performance for the one-, five-, and ten-year periods (or since inception) ended July 31, 2001 was:

                                                                     10 YEAR OR
FUND AND CLASS                   1 YEAR          5 YEAR         SINCE INCEPTION
--------------                   ------          ------         ---------------

INVESTOR CLASS
--------------
Dynamics Fund                  (37.94%)          15.13%                16.59%
INVESCO Endeavor Fund          (54.86%)            N/A                  5.81%(1)
Growth Fund                    (56.43%)           5.38%                 8.18%
Growth & Income Fund           (43.25%)            N/A                  6.11%(2)
Small Company Growth Fund      (26.53%)          14.29%                15.74%(3)
S&P 500 Index Fund             (15.07%)            N/A                  8.66%(4)
Value Equity Fund                0.20%            9.46%                11.12%

INSTITUTIONAL CLASS
-------------------
Dynamics Fund                  (37.78%)            N/A               (24.63%)(5)
S&P 500 Index Fund             (15.09%)            N/A                  8.48%(4)

CLASS C
-------
Dynamics Fund                  (38.45%)            N/A               (29.09%)(6)
INVESCO Endeavor Fund          (55.22%)            N/A               (44.59%)(6)
Growth Fund                    (56.67%)            N/A               (42.76%)(6)
Growth & Income Fund           (43.72%)            N/A               (30.83%)(6)
Small Company Growth Fund      (27.24%)            N/A               (25.84%)(6)
Value Equity Fund               (0.49%)            N/A                  0.69%(6)

CLASS K
-------
Dynamics Fund                      N/A             N/A               (23.60%)(7)
INVESCO Endeavor Fund              N/A             N/A               (38.36%)(7)
Growth Fund                        N/A             N/A               (43.99%)(7)
Growth & Income Fund               N/A             N/A               (32.92%)(7)
Small Company Growth Fund          N/A             N/A                    N/A(8)
Value Equity Fund                  N/A             N/A                    N/A(8)

(1) Since inception October 28, 1998.
(2) Since inception July 1, 1998.
(3) Since inception December 27, 1991.
(4) Since inception December 23, 1997.
(5) Since inception May 23, 2000.
(6) Since inception February 15, 2000.
(7) Cumulative since inception December 1, 2000.
(8) Class K was not offered until August 31, 2001.

Average annual total return performance is not provided for Small Company Growth and Value Equity Funds' Class K shares since they were not offered until August 31, 2001. Average annual total return performance for each of the periods indicated was computed by finding the average annual compounded rates of return that would equate the initial amount invested to the ending redeemable value, according to the following formula:
                                         n
                                 P(1 + T)  = ERV

where:      P = a hypothetical initial payment of $1,000
            T = average annual total return
            n = number of years
            ERV = ending redeemable value of initial payment

The average annual total return performance figures shown above were determined by solving the above formula for "T" for each time period indicated.

In conjunction with performance reports, comparative data between a Fund's performance for a given period and other types of investment vehicles, including certificates of deposit, may be provided to prospective investors and shareholders.

In conjunction with performance reports and/or analyses of shareholder services for a Fund, comparative data between that Fund's performance for a given period and recognized indices of investment results for the same period, and/or assessments of the quality of shareholder service, may be provided to shareholders. Such indices include indices provided by Dow Jones & Company, S&P, Lipper Inc., Lehman Brothers, National Association of Securities Dealers Automated Quotations, Frank Russell Company, Value Line Investment Survey, the American Stock Exchange, Morgan Stanley Capital International, Wilshire Associates, the Financial Times Stock Exchange, the New York Stock Exchange, the Nikkei Stock Average and Deutcher Aktienindex, all of which are unmanaged market indicators. In addition, rankings, ratings, and comparisons of investment performance and/or assessments of the quality of shareholder service made by independent sources may be used in advertisements, sales literature or shareholder reports, including reprints of, or selections from, editorials or articles about the Fund. These sources utilize information compiled (i) internally; (ii) by Lipper Inc.; or (iii) by other recognized analytical services. The Lipper Inc. mutual fund rankings and comparisons which may be used by the Funds in performance reports will be drawn from the following mutual fund groupings, in addition to the broad-based Lipper general fund groupings:

                                                Lipper Mutual
Fund                                            Fund Category
----                                            -------------
Dynamics Fund                                   Multi-Cap Growth Funds
INVESCO Endeavor Fund                           Multi-Cap Growth Funds
Growth Fund                                     Large-Cap Growth Funds
Growth & Income Fund                            Large-Cap Core Funds
Small Company Growth Fund                       Small-Cap Growth Funds
S&P 500 Index Fund                              S&P 500 Funds
Value Equity Fund                               Multi-Cap Growth Funds

Sources for Fund performance information and articles about the Funds include, but are not limited to, the following:

AMERICAN ASSOCIATION OF INDIVIDUAL INVESTORS' JOURNAL
BANXQUOTE
BARRON'S
BUSINESS WEEK
CDA INVESTMENT TECHNOLOGIES
CNBC
CNN
CONSUMER DIGEST
FINANCIAL TIMES
FINANCIAL WORLD
FORBES
FORTUNE
IBBOTSON ASSOCIATES, INC.
INSTITUTIONAL INVESTOR
INVESTMENT COMPANY DATA, INC.
INVESTOR'S BUSINESS DAILY
KIPLINGER'S PERSONAL FINANCE
LIPPER INC.'S MUTUAL FUND PERFORMANCE ANALYSIS
MONEY
MORNINGSTAR
MUTUAL FUND FORECASTER
NO-LOAD ANALYST
NO-LOAD FUND X
PERSONAL INVESTOR
SMART MONEY
THE NEW YORK TIMES
THE NO-LOAD FUND INVESTOR
U.S. NEWS AND WORLD REPORT
UNITED MUTUAL FUND SELECTOR
USA TODAY

THE WALL STREET JOURNAL
WIESENBERGER INVESTMENT COMPANIES SERVICES
WORKING WOMAN
WORTH

CODE OF ETHICS

INVESCO permits investment and other personnel to purchase and sell securities for their own accounts, subject to a compliance policy governing personal investing. This policy requires INVESCO's personnel to conduct their personal investment activities in a manner that INVESCO believes is not detrimental to the Funds or INVESCO's other advisory clients. The Code of Ethics is on file with, and may be obtained from, the Commission.

FINANCIAL STATEMENTS

The financial statements for the Funds for the fiscal year ended July 31, 2001 are incorporated herein by reference from INVESCO Stock Funds, Inc.'s Annual Report to Shareholders dated July 31, 2001.

APPENDIX A

BOND RATINGS

The following is a description of Moody's and S&P's bond ratings:

MOODY'S CORPORATE BOND RATINGS

Aaa - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edged." Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risk appear somewhat larger than in Aaa securities.

A - Bonds rated A possess many favorable investment attributes, and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba - Bonds rated Ba are judged to have speculative elements. Their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any longer period of time may be small.

Caa - Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

S&P CORPORATE BOND RATINGS

AAA - This is the highest rating assigned by Standard & Poor's to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA - Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

A - Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB - Bonds rated BBB are regarded as having an adequate capability to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher rated categories.

BB - Bonds rated BB have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

B - Bonds rated B have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

CCC - Bonds rated CCC have a currently identifiable vulnerability to default and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, they are not likely to have the capacity to pay interest and repay principal.

                          PART C. OTHER INFORMATION

ITEM 23.  EXHIBITS

          (a) Articles of Amendment and Restatement of Articles of Incorporation filed December 2, 1999.(8)

               (1)  Articles  of   Amendment   to  Articles  of  Amendment   and
               Restatement of Articles of Incorporation filed May 5, 2000.(9)

               (2)  Articles  of   Amendment   to  Articles  of  Amendment   and
               Restatement of Articles of Incorporation filed May 17, 2000.(10)

               (3) Articles Supplementary to the Articles of Amendment and Restatement of the Articles of Incorporation filed November 22, 2000.(12)

               (4) Articles Supplementary to the Articles of Amendment and Restatement of the Articles of Incorporation filed August 20, 2001.(14)

               (5) Articles of Amendment to the Articles of Amendment and Restatement of the Articles of Incorporation filed October 15, 2001.(15)

          (b) Bylaws, as amended July 21, 1993.(2)

          (c) Provisions of instruments defining the rights of holders of Registrant's securities are contained in Articles III, IV and VIII of the Articles of Incorporation and Articles II, VI, VII, VIII and IX of the Bylaws of the Registrant.

          (d)(1) Investment Advisory Agreement between Registrant and INVESCO Funds Group, Inc. dated February 28, 1997.(3)

               (a) Amendment dated June 30, 1998 to Advisory Agreement.(4)

               (b) Amendment dated September 18, 1998 to Advisory Agreement.(6)

               (c) Amendment dated May 13, 1999 to Advisory Agreement.(7)

               (d) Amendment dated July 15, 1999 to Advisory Agreement.(8)

              (2) Sub-Advisory Agreement between INVESCO Funds Group, Inc. and World Asset Management with respect to INVESCO S&P 500 Index Fund.(9)

          (e) Underwriting Agreement between Registrant and INVESCO Distributors, Inc. dated June 1, 2000, as amended August 23, 2000, November 8, 2000, November 28, 2000, November 29, 2000, May 15, 2001
          and September 28, 2001.(15)

          (f) Defined Benefit Deferred Compensation Plan for Non-Interested Directors as amended November 8, 2000.(13)

          (g) Custody Agreement between Registrant and State Street Bank and Trust Company dated May 8, 2001, as amended September 28, 2001.(15)

          (h) (1)Transfer Agency Agreement between Registrant and INVESCO Funds Group, Inc. dated June 1, 2000, as amended August 23, 2000, November 8, 2000, November 28, 2000, November 29, 2000, May 15, 2001, and September 28, 2001.(15)

               (2) Administrative Services Agreement between Registrant and INVESCO Funds Group, Inc. dated June 1, 2000, as amended August 23, 2000, November 8, 2000, November 28, 2000, November 29, 2000,
               May 15, 2001 and September 28, 2001.(15)

          (i) (1) Opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and non-assessable dated January 16, 1968.(4)

               (2) Opinion and consent of counsel with respect to INVESCO Blue Chip Growth Fund, INVESCO Small Company Growth Fund, INVESCO S&P 500 Index Fund and INVESCO Value Equity Fund as to the legality of the securities being registered dated July 14, 1999.(5)

          (j) Consent of Independent Accountants (filed herewith).

          (k) Not applicable.

          (l) Not applicable.

          (m) (1) Master Plan and Agreement of Distribution adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 dated June 1, 2000, as amended November 28, 2000, with respect to the Funds' Investor Class shares.(14)

               (2) Master Distribution Plan and Agreement adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 dated June 1, 2000, as amended August 23, 2000, November 8, 2000, November 28, 2000, November 29, 2000, May 15, 2001 and September 28, 2001,
               with respect to the Funds' Class C shares.(15)

               (3) Master Distribution Plan and Agreement adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 dated November 30, 2000, as amended December 14, 2000, August 30, 2001 and September 28, 2001, with respect to the Funds' Class K shares (filed herewith).

          (n) Not Applicable.

          (o) (1) Plan pursuant to Rule 18f-3 under the Investment Company Act of 1940 with respect to INVESCO S&P 500 Index Fund adopted February 3, 1999.(7)

               (2) Plan pursuant to Rule 18f-3 under the Investment Company Act of 1940 with respect to INVESCO Blue Chip Growth Fund adopted November 9, 1999.(8)

               (3) Plan pursuant to Rule 18f-3 under the Investment Company Act of 1940 with respect to INVESCO Dynamics Fund adopted November 9, 1999.(8)

               (4) Plan pursuant to Rule 18f-3 under the Investment Company Act of 1940 with respect to INVESCO Endeavor Fund adopted November 9, 1999.(8)

               (5) Plan pursuant to Rule 18f-3 under the Investment Company Act of 1940 with respect to INVESCO Growth & Income Fund adopted November 9, 1999.(8)

               (6) Plan pursuant to Rule 18f-3 under the Investment Company Act of 1940 with respect to INVESCO Small Company Growth Fund adopted November 9, 1999.(8)

               (7) Plan pursuant to Rule 18f-3 under the Investment Company Act of 1940 with respect to INVESCO Value Equity Fund adopted November 9, 1999.(8)

          (p) Code of Ethics pursuant to Rule 17j-1.(11)

(1)Previously filed with Post-Effective Amendment No. 44 to the Registration Statement on June 22, 1993, and incorporated by reference herein.

(2)Previously filed with Post-Effective Amendment No. 45 to the Registration Statement on August 27, 1996, and incorporated by reference herein.

(3)Previously filed with Post-Effective Amendment No. 46 to the Registration Statement on June 30, 1997, and incorporated by reference herein.

(4)Previously filed with Post-Effective Amendment No. 47 to the Registration Statement on April 16, 1998, and incorporated by reference herein.

(5)Previously filed with Post-Effective Amendment No. 50 to the Registration Statement on July 14, 1999, and incorporated by reference herein.

(6)Previously filed with Post-Effective Amendment No. 51 to the Registration Statement on July 15, 1999 and incorporated by reference herein.

(7)Previously filed with Post-Effective Amendment No. 52 to the Registration Statement on August 31, 1999 and incorporated by reference herein.

(8)Previously filed with Post-Effective Amendment No. 54 to the Registration Statement on January 31, 2000 and incorporated by reference herein.

(9)Previously filed with Post-Effective Amendment No. 56 to the Registration Statement on May 5, 2000 and incorporated by reference herein.

(10)Previously filed with Post-Effective Amendment No. 57 to the Registration Statement on May 19, 2000 and incorporated by reference herein.

(11)Previously filed with Post-Effective Amendment No. 59 to the Registration Statement on September 29, 2000 and incorporated by reference herein.

(12)Previously filed with Post-Effective Amendment No. 60 to the Registration Statement on November 28, 2000 and incorporated by reference herein.

(13)Previously filed with Post-Effective Amendment No. 61 to the Registration Statement on June 25, 2001 and incorporated by reference herein.

(14)Previously filed with Post-Effective Amendment No. 62 to the Registration Statement on August 23, 2001 and incorporated by reference herein.

(15)Previously filed with Post-Effective Amendment No. 63 to the Registration Statement on September 24, 2001 and incorporated by reference herein.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH INVESCO STOCK FUNDS, INC. (THE "COMPANY")

No person is presently controlled by or under common control with the Company.

ITEM 25. INDEMNIFICATION

Indemnification provisions for officers, directors and employees of the Company are set forth in Article X of the Amended Bylaws and Article VII of the Articles of Restatement of the Articles of Incorporation, and are hereby incorporated by reference. See Item 23(a) and (b) above. Under these Articles, directors and officers will be indemnified to the fullest extent permitted to directors by the Maryland General Corporation Law, subject only to such limitations as may be required by the Investment Company Act of 1940, as amended, and the rules thereunder. Under the Investment Company Act of 1940, directors and officers of the Company cannot be protected against liability to a Fund or its shareholders to which they would be subject because of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties of their office. The Company also maintains liability insurance policies covering its directors and officers.

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

See "Fund Management" in the Funds' Prospectuses and "Management of the Funds" in the Statement of Additional Information for information regarding the business of the investment adviser, INVESCO.

Following are the names and principal occupations of each director and officer of the investment adviser, INVESCO. Certain of these persons hold positions with IDI, a subsidiary of INVESCO.

--------------------------------------------------------------------------------
                              Position with   Principal Occupation and Company
Name                          Adviser         Affiliation
--------------------------------------------------------------------------------

Mark H. Williamson            Chairman &      Chairman of the Board &
                              Officer         Chief Executive Officer
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Raymond R. Cunningham         Officer &       President & Chief Operating
                              Director        Officer
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Stacie L. Cowell              Officer         Senior Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO 80237
--------------------------------------------------------------------------------
William J. Galvin, Jr.        Officer &       Senior Vice President &
                              Director        Assistant Secretary
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Mark D. Greenberg             Officer         Senior Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Ronald L. Grooms              Officer &       Senior Vice President & Treasurer
                              Director        INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Brian B. Hayward              Officer         Senior Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Richard W. Healey             Officer &       Senior Vice President
                              Director        INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Patricia F. Johnston          Officer         Senior Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
William R. Keithler           Officer         Senior Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO 80237
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Thomas A. Kolbe               Officer         Senior Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Trent E. May                  Officer         Senior Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Charles P. Mayer              Officer         Senior Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Timothy J. Miller             Officer &       Senior Vice President &
                              Director        Chief Investment Officer
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Laura M. Parsons              Officer         Senior Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Donovan J. (Jerry) Paul       Officer         Senior Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Gary J. Rulh                  Officer         Senior Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Glen A. Payne                 Officer         Senior Vice President, Secretary
                                              & General Counsel
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
John S. Segner                Officer         Senior Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Marie E. Aro                  Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Jeffrey R. Botwinick          Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Michael K. Brugman            Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Michael D. Cobinachi          Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Glen D. Cohen                 Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Rhonda Dixon-Gunner           Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Delta L. Donohue              Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
James B. Duffy                Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Harvey I. Fladeland           Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Linda J. Gieger               Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Richard R. Hinderlie          Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Stuart A. Holland             Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Thomas M. Hurley              Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Brian A. Jeffs                Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Campbell C. Judge             Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Joseph J. Klauzer             Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Peter M. Lovell               Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Matthew W. Lowell             Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
James F. Lummanick            Officer         Vice President & Chief
                                              Compliance Officer
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Thomas A. Mantone, Jr.        Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
George A. Matyas              Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Corey M. McClintock           Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Douglas J. McEldowney         Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Frederick R. (Fritz) Meyer    Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Stephen A.  Moran             Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Jeffrey G. Morris             Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Thomas E. Pellowe             Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Dean C. Phillips              Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Pamela J. Piro                Officer         Vice President & Assistant
                                              Treasurer
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
John D. Raring                Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Sean F. Reardon               Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Dale A. Reinhardt             Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Louis H. Reynolds             Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Anthony R. Rogers             Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Thomas R. Samuelson           Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
James B. Sandidge             Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO 80237

--------------------------------------------------------------------------------
Thomas H. Scanlan             Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              1208 Edgepark Court
                                              Potomac, MD 20854
--------------------------------------------------------------------------------

Reagan A. Shopp               Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Terri B. Smith                Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
John T. Treder                Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Tane T. Tyler                 Officer         Vice President & Assistant
                                              General Counsel
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Thomas R. Wald                Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Jim R. Webb                   Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Judy P. Wiese                 Officer         Vice President & Assistant
                                              Secretary
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Neil B. Wood                  Officer         Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Mark A. Ballenger             Officer         Assistant Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Vaughn A. Greenlees           Officer         Assistant Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Michael C. Hawn               Officer         Assistant Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Matthew A. Kunze              Officer         Assistant Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Michael D. Legoski            Officer         Assistant Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO 80237
--------------------------------------------------------------------------------
David H. McCollum             Officer         Assistant Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
William S. Mechling           Officer         Assistant Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Laurence A. Miller            Officer         Assistant Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------
Donald R. Paddack             Officer         Assistant Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Craig J. St. Thomas           Officer         Assistant Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Eric S. Sauer                 Officer         Assistant Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO  80237
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
C. Vince Sellers              Officer         Assistant Vice President
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO 80237
--------------------------------------------------------------------------------
Jeraldine E. Kraus            Officer         Assistant Secretary
                                              INVESCO Funds Group, Inc.
                                              4350 South Monaco Street
                                              Denver, CO 80237
--------------------------------------------------------------------------------

ITEM 27.   (a)    PRINCIPAL UNDERWRITERS
                  INVESCO Bond Funds, Inc.
                  INVESCO Combination Stock & Bond Funds, Inc.
                  INVESCO Counselor Series Funds, Inc.
                    (formerly, INVESCO Advantage Series Funds, Inc.)
                  INVESCO International Funds, Inc.
                  INVESCO Money Market Funds, Inc.
                  INVESCO Sector Funds, Inc.
                  INVESCO Stock Funds, Inc.
                  INVESCO Treasurer's Series Funds, Inc.
                  INVESCO Variable Investment Funds, Inc.
           (b)

Positions and                                           Positions and
Name and Principal              Offices with            Offices with
Business Address                Underwriter             the Company
------------------              ------------            -------------

Raymond R. Cunningham           President &             Vice President &
4350 South Monaco Street        Director                Director
Denver, CO 80237

William J. Galvin, Jr.          Senior Vice             Assistant Secretary
4350 South Monaco Street        President,
Denver, CO  80237               Asst. Secretary &
                                Director

Ronald L. Grooms                Senior Vice             Treasurer &
4350 South Monaco Street        President,              Chief Financial and
Denver, CO  80237               Treasurer, &            Accounting Officer
                                Director

Richard W. Healey               Senior Vice             Director
4350 South Monaco Street        President &
Denver, CO  80237               Director

Timothy J. Miller               Director
4350 South Monaco Street
Denver, CO 80237

Glen A. Payne                   Senior Vice             Secretary
4350 South Monaco Street        President,
Denver, CO 80237                Secretary &
                                General Counsel

Pamela J. Piro                  Assistant Treasurer     Assistant Treasurer
4350 South Monaco Street
Denver, CO 80237

Judy P. Wiese                   Assistant Secretary     Assistant Secretary
4350 South Monaco Street
Denver, CO  80237

Mark H. Williamson              Chairman of the Board   Chairman of the Board,
4350 South Monaco Street        & Chief Executive       President & Chief
Denver, CO 80237                Officer                 Executive Officer

           (c)     Not applicable.

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS

               Mark H. Williamson
               4350 South Monaco Street
               Denver, CO  80237

ITEM 29.  MANAGEMENT SERVICES

          Not applicable.

ITEM 30.  UNDERTAKINGS

          Not applicable

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Company certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this post-effective amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Denver, County of Denver, and State of Colorado, on the 21st day of November, 2001.

Attest:                                   INVESCO Stock Funds, Inc.

/s/ Glen A. Payne                         /s/ Mark H. Williamson
------------------------------            ----------------------------------
Glen A. Payne, Secretary                  Mark H. Williamson, President

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the date indicated.

/s/ Mark H. Williamson                    /s/ Lawrence H. Budner*
-------------------------------           -----------------------------
Mark H. Williamson, President &           Lawrence H. Budner, Director
Director (Chief Executive Officer)

/s/ Ronald L. Grooms                      /s/ John W. McIntyre*
----------------------------              -----------------------------
Ronald L. Grooms, Treasurer               John W. McIntyre, Director
(Chief Financial and Accounting Officer)
                                          /s/ Richard W. Healey*
                                          -----------------------------
/s/ Victor L. Andrews*                    Richard W. Healey, Director
-------------------------------
Victor L. Andrews, Director               /s/ Fred A. Deering*
                                          -----------------------------
/s/ Bob R. Baker*                         Fred A. Deering, Director
-------------------------------
Bob R. Baker, Director                    /s/ Larry Soll*
                                          -----------------------------
/s/ Charles W. Brady*                     Larry Soll, Director
-------------------------------
Charles W. Brady, Director                /s/ Wendy L. Gramm*
                                          -----------------------------
/s/ James T. Bunch*                       Wendy L. Gramm, Director
-------------------------------
James T. Bunch, Director                  /s/ Gerald J. Lewis*
                                          -----------------------------
/s/ Raymond R. Cunningham*                Gerald J. Lewis, Director
-------------------------------
Raymond R. Cunningham, Director

By_____________________________           By /s/ Glen A. Payne
                                          -----------------------------------
     Edward F. O'Keefe                          Glen A. Payne
     Attorney in Fact                           Attorney in Fact

* Original Powers of Attorney authorizing Edward F. O'Keefe and Glen A. Payne, and each of them, to execute this post-effective amendment to the Registration Statement of the Registrant on behalf of the above-named directors and officers of the Registrant have been filed with the Securities and Exchange Commission on June 15, 1993, June 22, 1994, June 22, 1995, June 30, 1997, August 28, 1998,
March 8, 2000, May 5, 2000, and June 25, 2001, respectively.

                                Exhibit Index

                                          Page in
Exhibit Number                            Registration Statement
--------------                            ----------------------
      j                                         200
      m(3)                                      201